UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-1027

Name of Registrant: Vanguard World Funds

Address of Registrant: P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2007–February 29, 2008

Item 1: Reports to Shareholders

>  Vanguard U.S. Growth Fund’s Investor Shares returned –9.8% (Admiral Shares, –9.7%) for the fiscal half-year ended February 29, 2008, declining more than the results for the fund’s comparative standards.

>  Large-capitalization growth stocks outperformed their value-oriented counterparts during the challenging six months.

>  Bright spots in the fund included stock picks among health care and industrials holdings. Notable detractors were outsized commitments to information technology and financials, which bore the brunt of the credit crunch and slowing economy.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisors’ Report	7
Fund Profile	10
Performance Summary	12
Financial Statements	13
About Your Fund’s Expenses	24
Trustees Approve Advisory Agreements	26
Glossary	28

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended February 29, 2008
	Ticker	Total
	Symbol	Returns
Vanguard U.S. Growth Fund
Investor Shares	VWUSX	–9.8%
Admiral™ Shares[1]	VWUAX	–9.7
Russell 1000 Growth Index		–6.6
Average Large-Cap Growth Fund[2]		–6.0

Your Fund’s Performance at a Glance
August 31, 2007–February 29, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard U.S. Growth Fund
Investor Shares	$19.44	$17.43	$0.116	$0.000
Admiral Shares	50.42	45.14	0.425	0.000

1  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2  Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

Vanguard U.S. Growth Fund’s Investor Shares returned –9.8% for the fiscal six months ended February 29, 2008. Early gains in stocks gave way to losses in all but two of the fund’s sectors. Although tracing the overall trajectory of the benchmark Russell 1000 Growth Index, the fund’s return lagged those of this index and the peer-group average, both also in negative territory. Successful stock selection among health care and certain industrials holdings could not overcome the headwinds from the fund’s significant positions in beleaguered financials and information technology stocks.

U.S. and foreign stocks fell amid recession, subprime concerns

The broad U.S. stock market returned –8.5% for the six months ended February 29, buffeted by tightening global credit markets (a reaction to the subprime-mortgage crisis that began taking hold in midsummer), a weakening U.S. dollar, and fears of a U.S. recession.

Over the six-month period, large-capitalization stocks fared better than small-caps, growth stocks outpaced their value-oriented counterparts, and international stocks again outperformed U.S. stocks. But these performances should be viewed in relative terms: Each stock group posted a negative return.

2

Mortgage-market fallout roiled both taxable and tax-exempt bonds

As trouble spread from subprime-mortgage-backed securities to other instruments, the credit markets grew treacherous. Investors flocked to higher-quality government and corporate bonds, driving U.S. Treasury bond prices higher.

The broad taxable bond market outpaced stocks, posting a total return of 5.7% for the fiscal half-year as lower interest rates depressed yields and pushed up prices. By contrast, tax-exempt municipal bonds returned –0.6% as fixed income investors pulled back from all but the highest-quality, most liquid securities—preferably

Treasuries. This, combined with concerns about the financial strength of the insurers backing the highest-quality municipal bonds, pushed municipal yields above those of Treasuries, a historically unusual relationship.

The Federal Reserve Board responded to the credit-market turmoil and deteriorating economic outlook with aggressive reductions in its target for the federal funds rate. The Fed began a series of five rate cuts early in the fiscal half-year, ending with two cuts in January. The target rate stood at 3.0% at the end of the period, the lowest level since June 2005, and investors anticipated more rate cuts.

Market Barometer
			Total Returns
	Periods Ended February 29, 2008
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	–8.4%	–3.8%	12.2%
Russell 2000 Index (Small-caps)	–12.9	–12.4	15.1
Dow Jones Wilshire 5000 Index (Entire market)	–8.5	–4.1	12.9
MSCI All Country World Index ex USA (International)	–1.5	7.8	24.1

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	5.7%	7.3%	4.5%
Lehman Municipal Bond Index	–0.6	–1.2	3.4
Citigroup 3-Month Treasury Bill Index	1.9	4.4	3.0

CPI
Consumer Price Index	1.8%	4.0%	2.9%

1  Annualized.

3

Concentrated portfolio lagged in a tough market

Investors’ enthusiastic pursuit of growth equities began to cool during the six months as concerns about the slowing U.S. economy fanned fears of recession. Growth stocks retained the lead over their value-oriented counterparts as markets retreated, but weakness was widespread. The U.S. Growth Fund struggled in this tough environment. In their quest for high-quality, large-cap companies with above-average earnings-growth potential, the fund’s advisors—AllianceBernstein L.P. and William Blair & Company, L.L.C.—held significant positions in some of the market’s hardest-hit segments. Within a relatively concentrated portfolio of only 70 to 80 stocks, the performance of just a few stragglers can have an outsized impact on fund returns.

Most of the fund’s performance shortfall came from its information technology and financials holdings—sectors that represented more than 43%, on average, of the portfolio and were also among the market’s poorest performers. Tech stocks—which accounted for almost one-third of portfolio assets—trimmed 6 percentage points from the fund’s total return. Leading detractors included top-ten holding Cisco Systems, which lowered its near-term outlook for sales of telecom networking equipment; NVIDIA, which reported weaker profit margins on visual computing technologies; and Broadcom, where higher costs eroded semiconductor profits. Concerns about sluggish consumer and business spending also erased sizable early gains by top-ten holdings Apple and Google.

Annualized Expense Ratios[1]
Your Fund Compared With Its Peer Group
			Average
	Investor	Admiral	Large-Cap
	Shares	Shares	Growth Fund
U.S. Growth Fund	0.46%	0.24%	1.36%

1  Fund expense ratios reflect the six months ended February 29, 2008. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2007.

4

Among financials, the advisors’ above-benchmark weightings in about a dozen stocks compounded the broad-based challenges posed by asset write-downs and other issues related to subprime-mortgage defaults. Disappointments in this beleaguered sector included multiline insurer American International Group (AIG), asset manager Franklin Resources, and real estate manager and developer CB Richard Ellis Group.

In contrast, health care was a bright spot, providing a tonic in the form of positive absolute and relative returns. Leading contributors included three of the fund’s top-ten holdings: Gilead Sciences enjoyed success with its HIV treatment; eye care company Alcon raised earnings expectations; and Teva Pharmaceutical Industries benefited from strong demand for generic drugs. Materials, the other sector with a positive return, represented only a very small slice of the portfolio.

Within industrials, even though the sector lost ground, beneficial stock picking moderated some of the downdraft relative to the benchmark. Deere & Company, which benefited from increased demand for farm equipment as agricultural prices soared, was a notable contributor.

For more details about the fund’s positioning and performance during the period, please see the Advisors’ Report, which begins on page 7.

Balance and diversification can be long-term guideposts

The sharp decline in equities over the last six months tested the nerves and resolve of many investors. It can be tempting to run for shelter when clouds appear on the horizon, but rash decisions rarely contribute to long-term investment success. Instead, Vanguard encourages investors to remain focused on these bedrock principles: Invest with a long-term view, diversify within and across primary asset classes, and pay attention to costs.

Investors should keep in mind that the U.S. Growth Fund typically holds a relatively small number of the stocks in its large-cap growth universe. Whether growth stocks are in or out of favor, the fund’s more concentrated nature can result in greater variability of returns on both the downside and the upside. That’s why we encourage you to consider this fund as part of a balanced portfolio diversified across investment styles and asset classes—including stocks, bonds, and short-term reserves to provide some cushion during downswings—consistent with your risk tolerance and long-term goals.

5

As I close this report to you, it’s my pleasure to introduce the fund’s new president, F. William McNabb III. Bill is a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for our clients.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the fund’s board elected him president, effective March 1, and designated him as my successor as chief executive officer, a role he will assume within a year, after an orderly transition. Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

March 13, 2008

6

Advisors’ Report

During the six months ended February 29, 2008, the Investor Shares of Vanguard U.S. Growth Fund returned –9.8% and the lower-cost Admiral Shares returned –9.7%. This performance reflects the combined efforts of your fund’s two independent advisors. The use of multiple advisors provides exposure to distinct, yet complementary, investment approaches, enhancing the fund’s diversification.

The advisors, the amount and percentage of fund assets each manages, and brief descriptions of their investment strategies are presented in the table below. Each advisor has also prepared a discussion of the investment environment and of how the portfolio’s positioning reflects this assessment. These reports were prepared on March 12, 2008.

AllianceBernstein L.P.

Portfolio Manager:

Alan Levi, Senior Vice President

Equity markets were volatile during the six months ended February 29, 2008, as credit market turmoil intensified, U.S. economic prospects deteriorated, and the outlook became uncertain. The U.S. Growth Fund’s performance for the fiscal half-year reflected weakness in technology and financials holdings and—to a lesser extent—energy, partly offset by favorable performance of health care and industrials holdings.

Vanguard U.S. Growth Fund Investment Advisors

	Fund Assets Managed
Investment Advisor	%	$ Million	Investment Strategy
AllianceBernstein L.P.	67	3,277	Uses a fundamentally based, research-driven approach
			to large-capitalization growth investing. The advisor
			seeks to build a diversified portfolio of successful,
			well-managed companies with sustainable competitive
			advantages and superior prospects for growth not fully
			reflected in relative valuation.
William Blair & Company, L.L.C.	30	1,455	Uses a fundamental investment approach in pursuit of
			superior long-term investment results from growth-
			oriented companies with leadership positions and
			strong market presence.
Cash Investments[1]	3	154	—

1  These short-term reserves are invested by Vanguard in equity index products to simulate investment in stocks. Each advisor may also maintain a modest cash position.

7

Ongoing revelations since last summer regarding the extent of losses associated with mortgage-backed securities and related structured-debt markets led to a dramatic and self-reinforcing risk-aversion on the part of financial intermediaries and investors. This has been evident in deteriorating confidence, persistently weak housing markets, and decelerating personal consumption. In response, monetary policy became increasingly accommodative and, in early February, the U.S. Congress enacted a substantial ($152 billion for 2008) fiscal stimulus program.

In contrast to the U.S. economy’s moderating growth, many overseas economies expanded. The combination of slowing domestic consumption, strong overseas growth, and a weak U.S. dollar led to robust and accelerating U.S. export growth, which offset residential housing’s drag on gross domestic product (GDP) growth. This benefited a number of the fund’s holdings, given our focus on companies with leading industry positions, many of which enjoy strong and increasing global presence.

The current debate over whether the U.S. economy will suffer an overall recession seems somewhat academic, as recessionlike conditions are already manifest in much of the consumer economy. The more relevant issues are the prospects for near-term stabilization of confidence in credit markets and financial intermediaries; employment growth; and the potential for overseas economic growth and export demand to continue to stimulate the U.S. economy.

Although we are encouraged by the recent shift in monetary policy, we expect the U.S. economy to experience a period of subpar growth in domestic consumption and corporate profits, along with the risks typically associated with cyclical slowdowns. Historically, such periods have led to premium valuations for well-endowed companies with a leading global market presence, sustainable competitive advantages, and unambiguous capital strength. Identifying and investing in such companies, when they are reasonably valued, remains our overarching strategy in positioning the portfolio. We have moderated our exposure to cyclical growth companies in favor of fundamental sustainability, reducing holdings of technology and industrials stocks and increasing more stable growth positions, particularly within health care.

Volatile, tumultuous market environments test investors’ ability to maintain an objective, longer-term perspective. Although we recognize that many companies may be hard-pressed to fully sustain recent growth, we are encouraged by the continued favorable fundamentals exhibited by many of our leading holdings. For example, our 25 largest holdings reported year-over-year earnings growth that, overall, averaged 40% (30% excluding two outliers). We continue to expect that relative fundamental success—in particular, earnings growth, rising consensus earnings estimates, and demonstrated capital strength—will become a more pronounced determinant of relative investment performance than has been the case in recent years.

William Blair & Company, L.L.C.

Portfolio Manager:

John F. Jostrand, CFA, Principal

Over the last six months, U.S. stock markets declined in the face of continued economic uncertainty, rising unemployment, and the slowing GDP growth rate (from 4.9% in third-quarter 2007 to a preliminary estimate of 0.6% in the fourth quarter). Investors also focused on the health of consumers and financial firms, which experienced rising mortgage defaults and credit-card and consumer-loan losses.

In this environment, growth stocks outperformed value stocks, and larger-capitalization stocks held up better than smaller ones. In the Russell 1000 Growth Index, tech stocks were the largest detractor from performance, as a result of downward earnings revisions for 2008. The index’s strongest sector contributor was energy, as oil demand remained high and the price per barrel topped $100.

8

The portfolio benefited from favorable stock selection in health care, where our biotech and health care equipment and supply companies fared best on better-than-expected earnings results. Good selection among energy stocks, particularly exploration and production companies, also assisted performance. The weakest portfolio groups were technology—owing to stock picks in software and IT services—and consumer staples, where stock picking and our underweighted position in this relatively stronger market sector hurt results.

In calendar-year 2008, we believe economic growth will be weak in the first half but will begin to strengthen by year-end. Through continued strong export growth, Federal Reserve actions, and the recent economic stimulus package, the economy should continue to move forward, albeit at a slower growth rate. We will continue to monitor employment and inflation readings. A significant increase in the unemployment rate could darken the economic outlook, while rising inflationary expectations could limit the Fed’s response to slowing growth.

As the economy slows, higher-quality growth companies should continue to differentiate themselves. Regardless of the macro issues facing the market, we continue to find excellent stocks that offer growth opportunities—especially in technology, selected health care, industrials, and energy stocks. Given the headwinds facing the consumer, we remain cautious on consumer spending. We also expect that financial services companies will continue to face problems. We believe that as overall earnings growth decelerates, investors will pay more attention to earnings multiples and will reward stocks that exhibit longer and more sustainable earnings trends.

9

Fund Profile

As of February 29, 2008

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	77	688	4,818
Median Market Cap	$38.0B	$36.4B	$33.9B
Price/Earnings Ratio	21.6x	18.3x	16.8x
Price/Book Ratio	4.0x	3.8x	2.4x
Yield[3]		1.3%	2.0%
Investor Shares	0.7%
Admiral Shares	0.8%
Return on Equity	22.7%	22.3%	19.6%
Earnings Growth Rate	23.2%	20.8%	20.5%
Foreign Holdings	10.6%	0.0%	0.0%
Turnover Rate	82.5%[4]	—	—
Expense Ratio		—	—
Investor Shares	0.46%[4]
Admiral Shares	0.24%[4]
Short-Term Reserves	1.8%	—	—

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	5.5%	11.4%	9.4%
Consumer Staples	6.5	10.8	9.3
Energy	7.6	9.3	13.0
Financials	7.9	6.6	18.1
Health Care	24.9	16.2	12.2
Industrials	14.3	13.3	11.9
Information Technology	29.9	26.5	15.3
Materials	3.2	3.8	4.1
Telecommunication
Services	0.1	0.7	2.9
Utilities	0.1	1.4	3.8

Volatility Measures[5]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.90	0.82
Beta	1.12	1.14

10

Ten Largest Holdings[6] (% of total net assets)

Danaher Corp.	industrial machinery	3.7%
Google Inc.	Internet software
	and services	3.6
Schlumberger Ltd.	oil and gas equipment
	and services	3.4
Cisco Systems, Inc.	communications
	equipment	3.4
Gilead Sciences, Inc.	biotechnology	3.1
Teva Pharmaceutical
Industries Ltd.
Sponsored ADR	pharmaceuticals	3.1
Apple Inc.	computer hardware	3.0
Alcon, Inc.	health care supplies	2.6
Procter & Gamble Co.	household products	2.4
PepsiCo, Inc.	soft drinks	2.3
Top Ten		30.6%

Investment Focus

1  Russell 1000 Growth Index.

2  Dow Jones Wilshire 5000 Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary on page 28.

4  Annualized.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 28.

6  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

11

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%) August 31, 1997—February 29, 2008

Average Annual Total Returns for Periods Ended December 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[2]	1/6/1959	10.15%	10.95%	0.08%
Admiral Shares	8/13/2001	10.39	11.20	1.06[3]

1  Six months ended February 29, 2008.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Since inception.

Note: See Financial Highlights tables on pages 19 and 20 for dividend and capital gains information.

12

Financial Statements (unaudited)

Statement of Net Assets

As of February 29, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (95.5%)[1]
Consumer Discretionary (5.2%)
	Johnson Controls, Inc.	1,455,365	47,823
	NIKE, Inc. Class B	777,810	46,824
*	Dick’s Sporting Goods, Inc.	1,662,400	45,849
*	Coach, Inc.	1,488,530	45,132
	International Game
	Technology	578,193	26,105
	Omnicom Group Inc.	463,570	20,708
*	Kohl's Corp.	448,063	19,912
			252,353
Consumer Staples (6.2%)
	The Procter & Gamble Co.	1,762,120	116,617
	PepsiCo, Inc.	1,610,810	112,048
	The Coca-Cola Co.	840,650	49,144
	Wal-Mart de Mexico
	SA de Cv	634,370	22,869
			300,678
Energy (7.1%)
	Schlumberger Ltd.	1,939,330	167,655
*	Cameron International Corp.	2,046,440	86,933
	Apache Corp.	569,810	65,363
	Suncor Energy, Inc.	274,830	28,362
			348,313
Financials (7.3%)
	CME Group, Inc.	152,895	78,481
	JPMorgan Chase & Co.	1,930,510	78,475
	Charles Schwab Corp.	3,616,635	70,922
	American International
	Group, Inc.	905,979	42,454
	The Goldman Sachs
	Group, Inc.	239,545	40,634
	Lehman Brothers
	Holdings, Inc.	527,950	26,920
*	IntercontinentalExchange Inc.	127,760	16,647
			354,533

13

Health Care (24.2%)
	Biotechnology (6.6%)
*	Gilead Sciences, Inc.	3,243,930	153,503
*	Genentech, Inc.	1,333,325	100,999
*	Celgene Corp.	1,192,260	67,208

	Health Care Equipment & Supplies (6.9%)
	Alcon, Inc.	869,640	125,863
*	Hologic, Inc.	1,179,800	71,154
	Becton, Dickinson & Co.	512,010	46,296
	C.R. Bard, Inc.	479,940	45,494
	Stryker Corp.	434,865	28,314
*	St. Jude Medical, Inc.	454,930	19,553

	Health Care Providers & Services (3.5%)
*	Medco Health
	Solutions, Inc.	2,036,900	90,255
*	WellPoint Inc.	687,972	48,213
	Aetna Inc.	662,440	32,857

	Life Science Tools & Services (0.6%)
*	Thermo Fisher Scientific, Inc.	571,020	31,937

	Pharmaceuticals (6.6%)
	Teva Pharmaceutical
	Industries Ltd.
	Sponsored ADR	3,068,760	150,584
	Merck & Co., Inc.	1,436,120	63,620
	Abbott Laboratories	1,157,020	61,958
	Allergan, Inc.	754,925	44,714
		1,182,522
Industrials (13.7%)
	Danaher Corp.	2,423,971	179,737
	Emerson Electric Co.	1,693,570	86,304
	Fluor Corp.	534,500	74,429
	Deere & Co.	851,990	72,598
	Rockwell Collins, Inc.	902,780	53,174
	ABB Ltd. ADR	1,568,730	39,281
	Honeywell International Inc.	635,120	36,545
	United Technologies Corp.	496,850	35,033
	Fastenal Co.	709,950	28,867
	Rockwell Automation, Inc.	460,690	25,204
	Expeditors International of
	Washington, Inc.	526,720	20,711
	Roper Industries Inc.	330,950	18,666
			670,549
Information Technology (28.8%)
	Communications Equipment (10.0%)
*	Cisco Systems, Inc.	6,791,423	165,507
*	Research In Motion Ltd.	1,033,870	107,316
	QUALCOMM Inc.	1,990,425	84,334
*	Juniper Networks, Inc.	1,972,610	52,905
	Nokia Corp. ADR	1,272,960	45,839
	Corning, Inc.	1,469,715	34,142

14

	Computers & Peripherals (4.8%)
*	Apple Inc.	1,161,886	145,259
*	EMC Corp.	3,949,330	61,373
	Hewlett-Packard Co.	532,010	25,414

	Electronic Equipment & Instruments (0.8%)
	Amphenol Corp.	1,107,140	40,931

	Internet Software & Services (4.8%)
*	Google Inc.	369,185	173,953
*	eBay Inc.	1,271,100	33,506
*	VeriSign, Inc.	796,540	27,720

	IT Services (1.6%)
*	Fiserv, Inc.	599,195	31,530
	Paychex, Inc.	975,981	30,704
*	Iron Mountain, Inc.	589,660	17,737

	Semiconductors & Semiconductor Equipment (3.4%)
*	MEMC Electronic
	Materials, Inc.	841,860	64,217
	Intel Corp.	2,522,810	50,330
*	NVIDIA Corp.	2,270,805	48,573

	Software (3.4%)
*	Adobe Systems, Inc.	2,907,735	97,845
*	salesforce.com, inc.	504,700	30,141
*	Autodesk, Inc.	698,990	21,732
*^VMware Inc.		286,000	16,780
			1,407,788
Materials (3.0%)
Praxair, Inc.		795,840	63,890
Monsanto Co.		448,620	51,896
Air Products & Chemicals, Inc.		353,100	32,249
			148,035
Exchange-Traded Fund (0.0%)
2	Vanguard Growth ETF	3,100	182
Total Common Stocks
(Cost $4,489,209)			4,664,953
Temporary Cash Investments (5.2%)[1]
Money Market Fund (4.9%)
3	Vanguard Market Liquidity
Fund, 3.522%		220,891,833	220,892
3	Vanguard Market Liquidity
Fund, 3.522%—Note G		16,845,400	16,845

		Face
		Amount
		($000)
U.S. Agency Obligation (0.3%)
4	Federal Home Loan Bank
5	2.693%, 5/7/08	18,000	17,913

15

Total Temporary Cash Investments
(Cost $255,647)	255,650
Total Investments (100.7%)
(Cost $4,744,856)	4,920,603
Other Assets and Liabilities (–0.7%)
Other Assets—Note C	41,405
Liabilities—Note G	(75,701)
(34,296)
Net Assets (100%)	4,886,307

At February 29, 2008, net assets consisted of:[6]
Amount
($000)
Paid-in Capital	10,901,725
Overdistributed Net Investment Income	(12,615)
Accumulated Net Realized Losses	(6,169,944)
Unrealized Appreciation (Depreciation)
Investment Securities	175,747
Futures Contracts	(8,606)
Net Assets	4,886,307

Investor Shares—Net Assets
Applicable to 213,776,901 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,726,051
Net Asset Value Per Share—
Investor Shares	$17.43

Admiral Shares—Net Assets
Applicable to 25,700,807 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,160,256
Net Asset Value Per Share—
Admiral Shares	$45.14

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note G in Notes to Financial Statements.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.6% and 2.1%, respectively, of net assets. See Note E in Notes to Financial Statements.

2  Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

3  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

5  Securities with a value of $17,913,000 have been segregated as initial margin for open futures contracts.

6  See Note E in Notes to Financial Statements for the tax-basis components of net assets.

ADR—American Depositary Receipt.

16

Statement of Operations

Six Months Ended
February 29, 2008
($000)
Investment Income
Income
Dividends[1]	17,833
Interest[1]	5,792
Security Lending	24
Total Income	23,649
Expenses
Investment Advisory Fees—Note B
Basic Fee	4,148
Performance Adjustment	(767)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	6,612
Management and Administrative—Admiral Shares	616
Marketing and Distribution—Investor Shares	402
Marketing and Distribution—Admiral Shares	115
Custodian Fees	20
Shareholders’ Reports—Investor Shares	52
Shareholders’ Reports—Admiral Shares	14
Trustees’ Fees and Expenses	4
Total Expenses	11,216
Expenses Paid Indirectly—Note D	(161)
Net Expenses	11,055
Net Investment Income	12,594
Realized Net Gain (Loss)
Investment Securities Sold[1]	119,673
Futures Contracts	(14,989)
Realized Net Gain (Loss)	104,684
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(638,020)
Futures Contracts	(6,040)
Change in Unrealized Appreciation (Depreciation)	(644,060)
Net Increase (Decrease) in Net Assets Resulting from Operations	(526,782)

1  Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $1,000, $5,389,000, and $0, respectively.

17

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	12,594	38,382
Realized Net Gain (Loss)	104,684	607,592
Change in Unrealized Appreciation (Depreciation)	(644,060)	150,227
Net Increase (Decrease) in Net Assets Resulting from Operations	(526,782)	796,201
Distributions
Net Investment Income
Investor Shares	(25,052)	(21,929)
Admiral Shares	(11,166)	(9,238)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(36,218)	(31,167)
Capital Share Transactions—Note H
Investor Shares	(155,747)	(818,275)
Admiral Shares	(28,207)	(105,323)
Net Increase (Decrease) from Capital Share Transactions	(183,954)	(923,598)
Total Increase (Decrease)	(746,954)	(158,564)
Net Assets
Beginning of Period	5,633,261	5,791,825
End of Period[1]	4,886,307	5,633,261

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($12,615,000) and $11,009,000.

18

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$19.44	$17.06	$16.77	$14.39	$14.00	$12.92
Investment Operations
Net Investment Income	.039	.113	.059	.040[1]	.028	.040
Net Realized and Unrealized Gain (Loss)
on Investments	(1.933)	2.354	.266	2.385	.409	1.082
Total from Investment Operations	(1.894)	2.467	.325	2.425	.437	1.122
Distributions
Dividends from Net Investment Income	(.116)	(.087)	(.035)	(.045)	(.047)	(.042)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.116)	(.087)	(.035)	(.045)	(.047)	(.042)
Net Asset Value, End of Period	$17.43	$19.44	$17.06	$16.77	$14.39	$14.00

Total Return[2]	–9.82%	14.50%	1.93%	16.86%	3.11%	8.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,726	$4,308	$4,530	$4,848	$5,503	$5,892
Ratio of Total Expenses to
Average Net Assets[3]	0.46%*	0.50%	0.58%	0.55%	0.53%	0.55%
Ratio of Net Investment Income to
Average Net Assets	0.40%*	0.60%	0.34%	0.30%[1]	0.19%	0.32%
Portfolio Turnover Rate	83%*	51%	48%	38%	71%	47%

1  Net investment income per share and the ratio of net investment income to average net assets include $.017 and 0.11%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Includes performance-based investment advisory fee increases (decreases) of (0.03%), (0.01%), 0.02%, (0.02%), (0.03%), and (0.02%).

*  Annualized.

19

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$50.42	$44.24	$43.47	$37.29	$36.28	$33.46
Investment Operations
Net Investment Income	.158	.416	.271	.226[1]	.147	.164
Net Realized and Unrealized Gain (Loss)
on Investments	(5.013)	6.107	.677	6.163	1.052	2.811
Total from Investment Operations	(4.855)	6.523	.948	6.389	1.199	2.975
Distributions
Dividends from Net Investment Income	(.425)	(.343)	(.178)	(.209)	(.189)	(.155)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.425)	(.343)	(.178)	(.209)	(.189)	(.155)
Net Asset Value, End of Period	$45.14	$50.42	$44.24	$43.47	$37.29	$36.28

Total Return	–9.74%	14.80%	2.16%	17.16%	3.29%	8.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,160	$1,325	$1,262	$1,012	$824	$1,071
Ratio of Total Expenses to
Average Net Assets[2]	0.24%*	0.27%	0.34%	0.32%	0.32%	0.37%
Ratio of Net Investment Income to
Average Net Assets	0.62%*	0.83%	0.58%	0.53%[1]	0.40%	0.50%
Portfolio Turnover Rate	83%*	51%	48%	38%	71%	47%

1  Net investment income per share and the ratio of net investment income to average net assets include $.045 and 0.11%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Includes performance-based investment advisory fee increases (decreases) of (0.03%), (0.01%), 0.02%, (0.02%), (0.03%), and (0.02%).

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Notes to Financial Statements

Vanguard U.S. Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard World Funds. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–2007) and for the period ended February 29, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

21

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. AllianceBernstein L.P. and William Blair & Company, L.L.C., each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee for AllianceBernstein L.P. is subject to quarterly adjustments based on performance for the preceding three years relative to the Russell 1000 Growth Index. The basic fee for William Blair & Company, L.L.C., is subject to quarterly adjustments based on performance since June 1, 2004, relative to the Russell 1000 Growth Index.

The Vanguard Group manages the cash reserves of the portfolio on an at-cost basis.

For the six months ended February 29, 2008, the aggregate investment advisory fee represented an effective annual basic rate of 0.15% of the fund’s average net assets before a decrease of $767,000 (0.03%) based on performance.

C. The Vanguard Group furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2008, the fund had contributed capital of $429,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.43% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

D. The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2008, these arrangements reduced the fund’s management and administrative expenses by $158,000 and custodian fees by $3,000.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2007, the fund had available realized losses of $6,272,500,000 to offset future net capital gains of $2,713,026,000 through August 31, 2010, $2,548,333,000 through August 31, 2011, $887,490,000 through August 31, 2012, and $123,651,000 through August 31, 2013. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At February 29, 2008, the cost of investment securities for tax purposes was $4,744,856,000. Net unrealized appreciation of investment securities for tax purposes was $175,747,000, consisting of unrealized gains of $484,499,000 on securities that had risen in value since their purchase and $308,752,000 in unrealized losses on securities that had fallen in value since their purchase.

22

At February 29, 2008, the aggregate settlement value of open futures contracts expiring through June 2008 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P 500 Index	181	60,258	(5,294)
E-mini S&P 500 Index	730	48,592	(260)
S&P Mid-Cap 400 Index	79	31,181	(2,416)
E-mini S&P Mid-Cap 400 Index	145	11,446	(636)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. During the six months ended February 29, 2008, the fund purchased $2,192,816,000 of investment securities and sold $2,456,895,000 of investment securities other than temporary cash investments.

G. The market value of securities on loan to broker-dealers at February 29, 2008, was $15,941,000, for which the fund received cash collateral of $16,845,000.

H. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 29, 2008		August 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	311,623	16,339	407,021	21,765
Issued in Lieu of Cash Distributions	24,562	1,226	21,402	1,180
Redeemed	(491,932)	(25,381)	(1,246,698)	(66,948)
Net Increase (Decrease)—Investor Shares	(155,747)	(7,816)	(818,275)	(44,003)
Admiral Shares
Issued	129,313	2,567	232,243	4,793
Issued in Lieu of Cash Distributions	10,509	203	8,540	182
Redeemed	(168,029)	(3,354)	(346,106)	(7,213)
Net Increase (Decrease)—Admiral Shares	(28,207)	(584)	(105,323)	(2,238)

23

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended February 29, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
U.S. Growth Fund	8/31/2007	2/29/2008	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$901.80	$2.18
Admiral Shares	1,000.00	902.60	1.14
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.85	$2.31
Admiral Shares	1,000.00	1,023.94	1.21

1  The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.46% for Investor Shares and 0.24% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

24

Note that the expenses shown in the table on page 23 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

25

Trustees Approve Advisory Agreements

The board of trustees of Vanguard U.S. Growth Fund has renewed the fund’s investment advisory agreements with AllianceBernstein L.P. and William Blair & Company, L.L.C. The board determined that the retention of these advisors was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the agreements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management over both the short and long term and took into account the organizational depth and stability of each firm. The board noted the following:

AllianceBernstein. Founded in 1971, AllianceBernstein is a leading global investment management firm. The investment team at AllianceBernstein uses a fundamental, research-driven approach to large-cap growth investing. At the core of the team’s process is the belief that stock prices ultimately reflect the fundamental success and growth, or lack thereof, of underlying securities. Accordingly, the investment team believes that the best approach to achieving long-term investment success is through ownership of a diversified portfolio of successful companies with strong business franchises; sustainable, competitive advantages; and superior prospective growth not fully discounted in relative valuation. The approach is company specific and “bottom-up,” reflecting the fundamental judgment of the firm’s research analysts. AllianceBernstein has managed a portion of the fund since 2001.

William Blair & Co. William Blair is an independently owned full-service investment firm. William Blair, founded in 1935, has advised a portion of the fund since 2004. The firm utilizes an investment process that relies on in-depth fundamental analysis. Based on this process, the advisor invests in companies that it believes are high quality and have sustainable, above-average growth. In selecting stocks, the advisor considers whether the company occupies a leadership position within the market it serves, the quality of the company’s products or services, the company’s return on equity, its accounting policies, and the quality of the management team.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory agreements.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of a relevant benchmark and peer group. The board concluded that the advisors have carried out the fund’s investment strategy in a disciplined fashion and that the results have been within competitive norms. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory fees were also well below those of the peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section, which also includes information about the advisory fee rate. The board did not consider the profitability of AllianceBernstein or William Blair in determining whether to approve the advisory fees, because both firms are independent of Vanguard, and the advisory fees are the result of arm’s-length negotiations.

26

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedules. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The advisory agreements will continue for one year and are then renewable by the fund’s board for successive one-year periods.

27

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

28

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

29

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group; Director of Vanguard Marketing Corporation.
Chief Executive Officer
152 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
152 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
152 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
152 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
152 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
152 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
152 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
152 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
152 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
152 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: President of The Vanguard Group, Inc.,
President since March 2008	and of each of the investment companies served by The Vanguard Group since 2008;
152 Vanguard Funds Overseen	Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group
(1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
152 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	George U. Sauter
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, and the ship
logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone for People
All comparative mutual fund data are from Lipper Inc.
With Hearing Impairment > 800-952-3335	or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
This material may be used in conjunction	and searching for “proxy voting guidelines,” or by
with the offering of shares of any Vanguard	calling Vanguard at 800-662-2739. The guidelines are
fund only if preceded or accompanied by	also available from the SEC’s website, www.sec.gov.
the fund’s current prospectus.	In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q232 042008

>  The Investor Shares of Vanguard International Growth Fund returned –2.8% during the fiscal half-year ended February 29, 2008. The Admiral Shares returned –2.7%.

>  The fund performed a bit better than its benchmark index and the average return of its peer funds.

>  The fund benefited from its holdings in emerging markets, where strong gains partly offset weakness in developed markets.

See page 30 for a Notice to Shareholders concerning the fund’s investment advisors.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisors’ Report	7
Fund Profile	11
Performance Summary	14
Financial Statements	15
Notice to Shareholders	30
About Your Fund’s Expenses	33
Trustees Approve Advisory Agreements	35
Glossary	36

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended February 29, 2008
	Ticker	Total
	Symbol	Returns
Vanguard International Growth Fund
Investor Shares	VWIGX	–2.8%
Admiral™ Shares[1]	VWILX	–2.7
MSCI EAFE Index		–4.7
Average International Fund[2]		–4.6

Your Fund’s Performance at a Glance
August 31, 2007–February 29, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard International Growth Fund
Investor Shares	$26.13	$22.79	$0.528	$2.214
Admiral Shares	83.26	72.54	1.845	7.045

1  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2  Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

The Investor Shares of Vanguard International Growth Fund returned –2.8% for the fiscal half-year as most markets in Europe and Asia retreated modestly after strong gains in recent years. The Admiral Shares returned –2.7% for the period.

In contrast to weakness in the United States and most other developed markets around the world, many less-developed markets enjoyed robust growth. Your fund’s investments in these fast-growing countries, along with careful stock selection in key industries, helped cushion the losses experienced in most international markets. The fund’s return, while negative, was better than both the average return for its peer funds and the return of its market benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, which does not include emerging markets.

U.S. and foreign stocks fell amid recession, subprime concerns

The broad U.S. stock market returned –8.5% for the six months ended February 29, buffeted by tightening global credit markets (a reaction to the subprime-mortgage crisis that began taking hold in midsummer), a weakening U.S. dollar, and fears of a U.S. recession.

Over the six-month period, large-capitalization stocks fared better than small-caps, growth stocks outpaced their value-oriented counterparts, and international stocks again outperformed U.S. stocks. But these performances should be viewed in relative terms: Each stock group posted a negative return.

2

Mortgage-market fallout roiled both taxable and tax-exempt bonds

As trouble spread from subprime-mortgage-backed securities to other instruments, the credit markets grew treacherous. Investors flocked to higher-quality government and corporate bonds, driving U.S. Treasury bond prices higher.

The broad taxable bond market outpaced stocks, posting a total return of 5.7% for the fiscal half-year as lower interest rates depressed yields and pushed up prices. By contrast, tax-exempt municipal bonds returned –0.6% as fixed income investors pulled back from all but the highest-quality, most liquid securities—preferably Treasuries. This, combined with concerns about the financial strength of the insurers backing the highest-quality municipal bonds, pushed municipal yields above those of Treasuries, a historically unusual relationship.

The Federal Reserve Board responded to the credit-market turmoil and deteriorating economic outlook with aggressive reductions in its target for the federal funds rate. The Fed began a series of five rate cuts early in the fiscal half-year, ending with two cuts in January. The target rate stood at 3.0% at the end of the period, the lowest level since June 2005, and investors anticipated more rate cuts.

Market Barometer
			Total Returns
	Periods Ended February 29, 2008
	Six Months	One Year	Five Years[1]
Stocks
MSCI All Country World Index ex USA (International)	–1.5%	7.8%	24.1%
Russell 1000 Index (Large-caps)	–8.4	–3.8	12.2
Russell 2000 Index (Small-caps)	–12.9	–12.4	15.1
Dow Jones Wilshire 5000 Index (Entire market)	–8.5	–4.1	12.9

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	5.7%	7.3%	4.5%
Lehman Municipal Bond Index	–0.6	–1.2	3.4
Citigroup 3-Month Treasury Bill Index	1.9	4.4	3.0

CPI
Consumer Price Index	1.8%	4.0%	2.9%

1  Annualized.

3

Woes in the financial sector cast a cloud over markets

A credit crunch triggered by the rising default rate of subprime loans in the United States affected developed markets around the world. Not surprisingly, the financials sector outside the United States was hit particularly hard, and the fund’s investments in this industry (–11%) were no exception.

Fortunately, the fund was underweighted in financials stocks relative to its index, and the sector’s troubles were counterbalanced by robust gains in the two sectors that have benefited most from the recent boom in commodity prices—energy and materials. The fund’s materials sector holdings (+27%) outperformed the overall sector in the index by a substantial margin and were the fund’s biggest gainers. The fund advisors’ decision to overweight energy stocks (+25%) also paid off, notably in holdings of companies that stand to benefit from the discovery of a new source of oil off of Brazil’s coast.

However, most other international sectors did not fare well during the period. In fact, returns from most developed countries in Europe and Asia were negative, as investors anticipated that an economic slowdown in the United States would affect other mature markets, including those of Great Britain, Germany, and France. Japan’s market also declined as that nation continued to suffer from ongoing economic sluggishness.

Annualized Expense Ratios[1]
Your fund compared with its peer group
			Average
	Investor	Admiral	International
	Shares	Shares	Fund
International Growth Fund	0.49%	0.29%	1.48%

1  Fund expense ratios reflect the six months ended February 29, 2008. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2007.

4

Gains came from holdings in Brazil and Australia

Australia was the notable exception among developed nations, benefiting from its rich energy resources and growing economy. Your fund was underweighted in Australian stocks, but its Australian holdings performed far better than that nation’s overall market.

The fund also outperformed the broad benchmarks in some other markets, but couldn’t overcome the overall downtrend in international markets. The fund was also helped by its longstanding position in select emerging markets. Holdings in Brazil did particularly well.

Importantly, the fund was helped by a sinking U.S. dollar, which fell 10% against the euro, 9% versus the yen, and 15% compared with the Australian dollar during the period. Rising foreign currencies lift returns for U.S. investors.

The fund has added a third investment advisor

Late in the fiscal half-year, we added a third investment advisor to the fund’s management team. M&G Investment Management Limited, based in London, England, relies on a long-term, bottom-up approach in seeking to identify underappreciated companies with the potential to deliver high returns while reinvesting for growth. The fund’s investment objective and policies will not change.

M&G joins Schroder Investment Management North America, which has been with the fund since its inception in 1981, and Baillie Gifford Overseas Ltd., which joined the fund’s management team in 2003. Like M&G, Schroder and Baillie select stocks based on each holding’s long-term outlook, not on its short-term prospects.

As we often have done with our equity funds, we are adding another advisor to further diversify holdings and better position the fund for future long-term asset growth. You’ll find on page 7 a breakdown of the fund’s assets that are managed independently by each advisor, followed by separate reports from Schroder and Baillie Gifford.

International investing remains a sound long-term strategy

After five consecutive years of strong gains for international stock funds, the recent retreat by stock markets around the world is not surprising to veteran investors. In every market, stocks routinely rise and fall in unpredictable patterns from year to year.

That’s why we like to remind our clients during periods of market pullbacks that stocks are long-term investments. While we’re pleased to provide this six-month update on your fund’s performance, we emphasize long-term performance when we evaluate the International Growth Fund, as indeed we do with all our funds. And from the longer-term perspective, we believe the fund has performed quite well, and will continue to meet the needs of investors who seek broad exposure to growth stocks in markets around the world.

5

We trust you hold the International Growth Fund in a portfolio that also consists of a diversified mix of U.S. stocks, bonds, and cash investments suited to your circumstances and goals. After all, a steady, balanced approach to investing has proven to be a sound way to pursue long-term goals while limiting unnecessary risks.

As I close this report to you, it’s my pleasure to introduce the fund’s new president, F. William McNabb III. Bill is a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for our clients.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the fund’s board elected him president, effective March 1, and designated him as my successor as chief executive officer, a role he will assume within a year, after an orderly transition. Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you for your confidence in Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

March 14, 2008

6

Advisors’ Report

During the fiscal half-year ended February 29, 2008, Vanguard International Growth Fund’s Investor Shares returned –2.8%, and its Admiral Shares returned –2.7%. This performance reflects the combined efforts of your fund’s two independent advisors and, toward the end of the period, the effort of a third investment advisor.

The use of more than one advisor provides exposure to distinct, yet complementary, investment approaches, enhancing the fund’s diversification. The advisors, the percentage of fund assets each manages, and brief descriptions of their investment strategies are presented in the table below. In addition, the fund’s two advisors that managed assets for the entire six-month period have each prepared a discussion of the investment environment that existed during the fiscal half-year and of how the portfolio’s positioning reflects this assessment. These comments were prepared on March 18, 2008.

Schroder Investment Management North America Inc.

Portfolio Managers:

Virginie Maisonneuve, CFA

Head of Global and International Equities

Matthew Dobbs

7

Vanguard International Growth Fund Investment Advisors

	Fund Assets Managed
Investment Advisor	%	$ Million	Investment Strategy
Schroder Investment	52	9,575	Equity analysts in 11 countries and an international
Management North			team of global sector and regional specialists
America Inc.			help to identify reasonably priced companies with
			strong growth prospects and a sustainable
			competitive advantage.
Baillie Gifford Overseas Ltd.	39	7,210	The advisor seeks stocks that can generate above-
			average growth in earnings and cash flow, producing
			a bottom-up, stock-driven approach to country and
			asset allocation. An in-depth view on each company
			is measured against the consensus view, leading to
			discrepancies and potential opportunities to add value.
M&G Investment	5	999	The advisor constructs a portfolio using a long-term,
Management Limited			bottom-up investment approach focusing on
			identifying underappreciated companies—particularly
			those with scarce assets—with the ability to deliver
			high returns and growth potential.
Cash Investments[1]	4	746	—

1  These short-term reserves are invested by Vanguard in equity index products to simulate investment in stocks. Each advisor may also maintain a modest cash position.

International equity markets, as measured by the MSCI EAFE Index, declined by –4.7% during the period, and showed a strong increase in volatility against a backdrop of two competing forces. The first, and arguably the most widely publicized, involved the global financial system. Since the summer, market sentiment has been most impacted by the uncertainty triggered by the unwinding of leveraged investments throughout the global financial system and the potential negative effects on the rest of the world’s economies. In response, governments and central banks have tried to alleviate those pressures with a series of interest rate cuts, treasury auctions, and fiscal stimulus measures.

Another case of “push and pull” forces at work was illustrated by the dichotomy between the weakness of the U.S. market (the traditional economic leader) and strong fundamentals in emerging markets. Countries such as China, India, and Brazil have been able to gather domestic economic momentum either by their own right or through strength in commodities markets. The sustainability of this economic decoupling has been a key question for investors, as has the decline of the U.S. dollar, which fell about –10% versus the euro during the period as the U.S. Federal Reserve took drastic action to address the current environment.

Despite the ongoing economic slowdown in developed economies, prices of oil and other commodities—soft commodities as well as metals—have continued to be strong, supported by emerging-markets demand. This pricing strength has continued to feed fears of inflation, which in the case of continental Europe led the European Central Bank to resist cutting rates despite tensions in the financial system and the inability of the interbank market to function properly. This restraint further supported the euro versus the dollar. Looking forward, we believe that the key element to watch with regard to long-term inflation trends is wage growth, which has been tame so far. In an environment of continued global growth deceleration, subdued wage growth should continue to help moderate inflationary pressures overall.

8

While growth in Europe has been relatively robust when compared with that of the United States, there are clear signs of weakness, especially in areas where property markets are fragile, such as the United Kingdom or Spain. We expect a deceleration of growth in Europe, although exports to emerging markets continue to provide support overall despite the currency strength.

During the period, our portfolio’s performance benefited from its exposure to emerging markets, low exposure to Japan, and favorable stock selection in European markets. Strongest positive absolute returns came from our holdings in the materials, utilities, telecommunication services, and energy sectors, while financials and industrials showed the weakest returns. Top individual performers included stocks from a variety of industries, such as Rio Tinto (mining), Syngenta (crop protection), BG (oil and gas), Suez (utility), Unibanco (Brazilian financial), and Roche (health care).

Looking forward, we continue to like strong long-term growth linked to trends regarding areas such as climate change, demographics, and “Chindia.” We believe these trends will provide earnings support for those globally competitive companies that are well-positioned to benefit. In an environment of high energy prices and growing concerns about climate change, companies that help mitigate the impact of global climate change, as well as those that help consumers adapt to those changes, stand to benefit. Holdings such as Philips (energy-efficient light bulbs), Siemens (renewable energy and power generation), and Linde (gas) provide attractive “quality growth to valuation” characteristics.

Demographic trends will also continue to provide a changing landscape for consumption patterns globally as dramatic population growth over the next 40 years (world population is expected to grow to 9 billion people from 6 billion today) will be fueled by the explosion of emerging market populations, while the developed world ages rapidly. This will contribute to the sustainability in earnings growth of companies such as Danone, Nestle (consumer staples), and China Unicom.

While acknowledging that global liquidity has been hampered by the financial dislocation over the past six months, with banks still reluctant to lend, it is also worth noting that other sources of liquidity continue to help balance the negative impact of the subprime crisis. These include large foreign sovereign wealth funds of countries benefiting from commodities price strength and the recycling of the Chinese trade surplus. Going forward, the key, in our opinion, is for liquidity to move back to the financial sector to help restore confidence, which might entail further actions from regulators and central banks.

Against this background, we remain cautious with regard to companies with limited visibility in earnings. At the same time, we see opportunities emerging in companies benefiting from growth, especially linked to strong secular trends. We continue to focus on high-quality growth companies with strong competitive advantages trading at attractive valuations. We believe this disciplined strategy will continue to reward investors over the long term.

Baillie Gifford Overseas Ltd.

Portfolio Manager: James K. Anderson, Chief Investment Officer

Most equity markets have been weak, with some of the steepest declines in the financial sector. Some emerging markets and mining stocks have done well, reflecting the strength of commodity prices. The general impression is of a gigantic pair trade—shorting credit on the one hand, and buying commodities on the other. Most investments have prospered, or not, depending on how close they are to one of these two poles.

9

We have been saying for a while that investors in equities were approaching a fork in the road, and that the era of “all shall have prizes” was coming to an end. The roads traveled by the winners and losers are now diverging with a vengeance.

Fortunately, most of our holdings have taken the high road, which is crowded with mining companies, industrial businesses, and enterprises serving the emerging-market consumer. It is noteworthy that, notwithstanding the poor performance of bank stocks generally, one of our best performers was Brazil’s Banco Itau.

The low road is jammed with banks, financial and consumer businesses of various kinds, pharmaceutical companies, and all sorts of enterprises that serve the western consumer. We have seen little to attract us in this group, but we have invested in a few stocks, some of which have prospered against the odds.

In our opinion, it is better to concentrate on what is working than to try to predict the development of the credit crisis.

Fortunately, a large number of companies are experiencing the best trading conditions they have ever seen. These are mainly industrial businesses that have little sympathy for the noise emanating from the financials sector.

We are interested in coal, agriculture, shipping, aerospace, most kinds of mining, steel, alternative energy, oil services, and anyone selling to the emerging-market consumer. We like companies that sell to customers who are not encumbered by debt, and whose suppliers have strong balance sheets. We are wary of assets that may have to be sold by distressed borrowers, and we are aware that write-offs are reducing banks’ future earning power.

The credit crisis may eventually generate buying prospects, but at the moment we are anxious to keep our distance from it, and to take advantage of the wealth of opportunities in the wider world.

10

Fund Profile

As of February 29, 2008

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	172	1,205	2,227
Turnover Rate	60%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.49%[3]
Admiral Shares	0.29%[3]
Short-Term Reserves	1.8%	—	—

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	12.0%	9.6%	9.1%
Consumer Staples	9.4	8.5	8.1
Energy	10.5	10.8	11.7
Financials	20.9	23.1	23.1
Health Care	6.1	7.6	7.0
Industrials	15.1	11.6	11.3
Information Technology	7.1	8.8	8.8
Materials	11.7	9.4	10.1
Telecommunication
Services	5.4	5.6	6.0
Utilities	1.8	5.0	4.8

Volatility Measures[4]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.97	0.96
Beta	1.05	0.94

11

Ten Largest Holdings[5] (% of total net assets)

Tesco PLC	food retail	2.3%
Rio Tinto PLC	diversified metals
	and mining	2.3
Intesa Sanpaolo SpA	diversified banks	2.2
Standard Chartered PLC	diversified banks	2.0
Roche Holdings AG	pharmaceuticals	1.9
Total SA	integrated oil
	and gas	1.9
Petroleo Brasileiro SA	integrated oil
	and gas	1.9
Teva Pharmaceutical
Industries Ltd.	pharmaceuticals	1.6
Nestle SA (Registered)	packaged foods
	and meats	1.5
Companhia Vale	diversified metals
do Rio Doce	and mining	1.5
Top Ten		19.1%

Allocation by Region (% of equity exposure)

1  MSCI EAFE Index.

2  MSCI All Country World Index ex USA.

3  Annualized.

4  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 36.

5  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

12

Market Diversification (% of equity exposure)
		Comparative	Broad
	Fund[1]	Index[2]	Index[3]
Europe
United Kingdom	17.6%	22.0%	16.1%
France	8.8	10.5	7.8
Germany	7.2	8.9	6.6
Switzerland	7.0	7.0	5.2
Sweden	3.7	2.4	1.8
Italy	3.3	3.9	2.9
Denmark	2.4	1.0	0.7
Netherlands	2.4	2.8	2.0
Spain	2.2	4.1	3.0
Luxembourg	1.1	0.0	0.0
Ireland	1.0	0.7	0.5
Other European	1.7	5.8	4.3
Subtotal	58.4%	69.1%	50.9%
Pacific
Japan	14.0%	20.8%	15.4%
Hong Kong	4.6	2.3	1.7
Australia	4.0	6.6	4.9
Other Pacific	0.6	1.2	0.9
Subtotal	23.2%	30.9%	22.9%
Emerging Markets
Brazil	5.8%	—	2.5%
South Korea	2.4	—	2.7
China	2.2	—	2.9
Israel	1.9	—	0.5
Mexico	1.3	—	0.9
India	1.1	—	1.5
Taiwan	1.0	—	2.2
Other Emerging	0.9	—	6.3
Subtotal	16.6%	—	19.5%
North America
Canada	1.8%	—	6.7%

1  Market percentages exclude currency contracts held by the fund.

2  MSCI EAFE Index.

3  MSCI All Country World Index ex USA.

13

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 31, 1997–February 29, 2008

Average Annual Total Returns: Periods Ended December 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[2]	9/30/1981	15.98%	21.85%	9.23%
Admiral Shares[2]	8/13/2001	16.25	22.08	12.94[3]

1  Six months ended February 29, 2008.

2  Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months, nor for the Investor Shares do they include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Return since inception.

Note: See Financial Highlights tables on pages 24 and 25 for dividend and capital gains information.

14

Financial Statements (unaudited)

Statement of Net Assets

As of February 29, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (94.9%)[1]
Australia (3.6%)
BHP Billiton Ltd.	5,889,200	213,088
Woodside Petroleum Ltd.	2,777,000	145,213
Woolworths Ltd.	3,995,600	106,711
Brambles Ltd.	9,423,900	90,497
^James Hardie Industries NV	7,105,000	38,998
^Macquarie Group, Ltd.	732,000	36,556
Sims Group Ltd.	698,000	20,864
Amcor Ltd.	2,728,000	17,847
		669,774
Austria (0.1%)
Wienerberger AG	442,000	21,333

Belgium (0.0%)
Barco NV	100,516	7,295

Brazil (5.7%)
Petroleo Brasileiro SA
Series A ADR	3,296,500	322,826
Companhia Vale do Rio
Doce Sponsored ADR	8,565,000	251,126
Unibanco–Uniao de
Bancos Brasileiros SA	14,987,886	202,958
Banco Itau Holding
Financeira SA ADR	6,249,000	158,350
Redecard SA	3,529,000	54,466
Companhia Vale do Rio
Doce Pfd. Class A	714,000	21,144
Petroleo Brasileiro SA Pfd.	414,000	20,150
Votorantim Celulose e
Papel SA Pfd.	497,000	15,582
Banco do Brasil SA	904,000	15,064
		1,061,666
Canada (1.7%)
Niko Resources Ltd.	1,658,643	155,913
Cameco Corp.	3,386,000	132,619

15

Sherritt International Corp.	1,379,000	23,258
Harry Winston Diamond Corp.	472,381	12,358
		324,148
China (2.2%)
^China Unicom Ltd.	64,354,000	137,660
China Resources
Enterprise Ltd.	31,410,000	111,511
Denway Motors Ltd.	134,508,000	67,990
China Mobile
(Hong Kong) Ltd.	4,422,500	66,219
Chaoda Modern
Agriculture Holdings Ltd.	13,360,000	15,059
		398,439
Denmark (2.4%)
* Vestas Wind Systems A/S	1,485,736	150,621
^Novo Nordisk A/S B Shares	1,940,000	132,712
^Danske Bank A/S	2,612,000	99,774
^Novozymes A/S	373,600	32,616
AP Moller-Maersk A/S
B Shares	1,960	20,141
		435,864
France (8.2%)
Total SA	4,606,000	346,848
Suez SA	4,075,588	259,096
L’Oreal SA	2,039,336	242,010
AXA	5,438,000	183,349
* Groupe Danone	2,283,000	178,836
Essilor International SA	2,333,000	138,528
STMicroelectronics NV	9,068,000	108,852
^Societe Generale Class A	508,000	54,355
* Societe Generale
Rights Exp. 3/3/08	508,000	4,465
		1,516,339
Germany (6.8%)
Siemens AG	2,078,000	267,562
Adidas AG	2,854,674	181,145
SAP AG	3,723,500	178,152
Porsche AG	85,840	147,127
Linde AG	675,985	89,939
Celesio AG	1,522,800	87,387
Bayerische Motoren
Werke AG	1,457,300	79,879
*^Q-Cells AG	850,500	68,335
Deutsche Bank AG	571,754	63,852
^Solarworld AG	1,093,498	49,589
E.On AG	130,000	24,432
Symrise AG	721,227	19,607
		1,257,006
Greece (0.6%)
EFG Eurobank Ergasias	3,625,699	104,444

Hong Kong (4.5%)
Swire Pacific Ltd.
A Shares	14,436,000	164,544

16

	Esprit Holdings Ltd.	10,064,400	126,480
	Industrial and
	Commercial Bank of
	China Ltd. Class H	178,473,000	123,817
	Shangri-La Asia Ltd.	36,040,000	109,702
	Jardine Matheson
	Holdings Ltd.	3,663,200	101,346
	CNOOC Ltd.	44,035,000	73,131
	Hutchison
	Telecommunications
	International Ltd.	46,549,000	62,357
	Hong Kong Exchanges &
	Clearing Ltd.	2,780,000	52,812
	Li & Fung Ltd.	6,188,000	22,508
	Techtronic
	Industries Co., Ltd.	7,104,762	6,880
			843,577
India (1.1%)
2	State Bank of India
	Warrants Exp. 01/28/09	2,024,000	108,034
*[2]	Bharti Airtel Ltd.
	Warrants Exp. 8/10/10	4,052,000	83,822
*	State Bank of India
	Rights Exp. 3/18/08	404,800	4,653
			196,509
Indonesia (0.1%)
	PT Indonesian
	Satellite Corp. Tbk	15,928,000	11,682

Ireland (1.0%)
	Allied Irish Banks PLC	3,997,260	80,918
	Anglo Irish Bank Corp. PLC	5,649,000	80,005
	Kerry Group PLC A Shares	508,373	15,951
			176,874
Israel (1.9%)
	Teva Pharmaceutical
	Industries Ltd.
	Sponsored ADR	6,124,603	300,534
*	Makhteshim-Agan
	Industries Ltd.	5,438,054	45,328
			345,862
Italy (3.1%)
	Intesa Sanpaolo SpA	61,809,662	415,142
	Unicredito Italiano SpA	21,218,553	156,101
			571,243
Japan (12.9%)
	Sony Corp.	5,058,000	238,956
	Honda Motor Co., Ltd.	6,749,600	206,034
	Canon, Inc.	3,626,600	162,563
	^Toray Industries, Inc.	25,933,000	160,329
	Mitsubishi Corp.	4,132,000	126,069
	Mitsui Sumitomo
	Insurance Co.	11,447,000	120,284
	Central Japan Railway Co.	12,161	115,805

17

SMC Corp.	1,055,800	112,570
Sumitomo Mitsui
Financial Group, Inc.	14,800	106,900
^Square Enix Co., Ltd.	2,938,100	98,082
Komatsu Ltd.	3,623,800	92,061
Sekisui Chemical Co.	12,836,000	90,033
Mitsui & Co., Ltd.	3,705,000	80,574
Orix Corp.	523,940	78,334
Rakuten, Inc.	156,452	74,396
Nintendo Co.	137,200	68,311
Japan Tobacco, Inc.	12,639	63,845
Hoya Corp.	2,310,700	58,629
Yamada Denki Co., Ltd.	596,500	52,166
Sumitomo Electric
Industries Ltd.	3,094,000	45,785
Asahi Glass Co., Ltd.	3,937,000	44,842
Sumitomo Heavy
Industries Ltd.	5,223,000	41,656
Sumitomo Realty &
Development Co.	1,862,000	31,777
^Ebara Corp.	10,716,000	30,532
Toyota Motor Corp.	436,000	23,696
Astellas Pharma Inc.	468,000	20,454
Yamaha Motor Co., Ltd.	1,024,000	20,354
FamilyMart Co., Ltd.	624,000	18,388
Tokyu Corp.	669,000	3,875
		2,387,300
Luxembourg (1.1%)
* ArcelorMittal	2,586,000	198,651

Mexico (1.3%)
America Movil SA de CV	38,578,000	116,094
America Movil SA de CV
Series L ADR	1,403,500	84,856
Wal-Mart de Mexico SA	8,200,000	29,806
Consorcio ARA SA de CV	13,000,000	13,510
		244,266
Netherlands (2.3%)
SBM Offshore NV	6,194,000	199,688
Koninklijke (Royal) Philips
Electronics NV	2,173,000	84,778
Heineken Holding NV	1,471,074	74,791
ING Groep NV	730,000	24,259
European Aeronautic
Defence and Space Co.	809,000	21,215
TNT NV	500,000	19,691
		424,422
Norway (0.7%)
Telenor ASA	5,585,000	114,362
StatoilHydro ASA	779,000	23,737
		138,099
Russia (0.7%)
OAO Gazprom ADR	2,634,100	132,656

18

Singapore (0.6%)
^Keppel Land Ltd.	24,315,000	101,023

DBS Group Holdings Ltd.	1,161,000	14,135
		115,158
South Africa (0.1%)
MTN Group Ltd.	974,000	15,252

South Korea (2.4%)
Daewoo
Shipbuilding & Marine
Engineering Co., Ltd.	5,826,000	229,592
* Hynix Semiconductor Inc.	4,440,000	114,176
Samsung Fire & Marine
Insurance Co.	186,900	36,945
Shinsegae Co., Ltd.	51,800	32,164
Samsung
Electronics Co., Ltd.	32,500	19,051
Hankook Tire Co. Ltd.	960,000	14,613
		446,541
Spain (2.0%)
Telefonica SA	8,163,000	236,208
Industria de Diseno
Textil SA	2,605,085	134,301
		370,509
Sweden (3.6%)
Atlas Copco AB–
A Shares	15,095,533	234,610
Sandvik AB	11,859,363	199,972
Telefonaktiebolaget LM
Ericsson AB Class B	49,400,170	106,281
Skandinaviska Enskilda
Banken AB A Shares	2,836,944	70,681
Svenska Handelsbanken
AB A Shares	1,471,406	40,992
Oriflame Cosmetics SA	261,950	17,503
		670,039
Switzerland (6.9%)
Roche Holdings AG	1,830,007	358,880
Nestle SA (Registered)	571,500	272,770
Syngenta AG	822,468	236,467
Cie. Financiere
Richemont AG	2,447,600	141,688
UBS AG	3,627,933	118,374
Geberit AG	494,180	72,705
Adecco SA (Registered)	505,797	26,467
Novartis AG (Registered)	500,000	24,696
Holcim Ltd. (Registered)	233,000	23,760
		1,275,807
Taiwan (0.9%)
Taiwan Semiconductor
Manufacturing Co., Ltd.	41,706,551	81,476

19

	Hon Hai Precision
	Industry Co., Ltd.	13,053,200	77,877
	Compal Electronics Inc.	17,400,000	15,682
			175,035
United Kingdom (16.4%)
	Tesco PLC	54,558,000	431,137
	Rio Tinto PLC	3,744,103	421,239
	Standard Chartered PLC	11,276,800	371,526
	WPP Group PLC	20,313,000	239,770
	Rolls-Royce Group PLC	25,479,000	218,423
	Rexam PLC	24,554,330	213,758
	Royal Dutch Shell
	PLC Class A
	(Amsterdam Shares)	4,321,000	154,516
	BG Group PLC	6,373,000	150,218
	Royal Bank of Scotland
	Group PLC	14,961,000	113,113
	The Sage Group PLC	28,445,162	110,891
	Reckitt Benckiser
	Group PLC	1,880,000	101,409
	Barclays PLC	9,453,000	88,596
	Meggitt PLC	14,917,500	82,252
*	Admiral Group PLC	3,606,582	72,130
*	Capita Group PLC	3,551,612	46,019
	Bunzl PLC	2,828,500	38,872
	SABMiller PLC	1,782,001	37,022
	Rentokil Initial PLC	20,314,000	33,460
	Unilever PLC	813,000	25,615
	GlaxoSmithKline PLC	1,145,000	24,994
	HSBC Holdings PLC	1,543,000	23,326
	Ultra Electronics
	Holdings PLC	851,150	20,174
	Inchcape PLC	1,899,713	14,679
	Victrex PLC	541,321	7,975
			3,041,114
Total Common Stocks
(Cost $14,696,303)			17,576,904
Temporary Cash Investments (7.7%)[1]
Money Market Fund (7.0%)
3	Vanguard Market
	Liquidity Fund, 3.522%	974,191,590	974,192
3	Vanguard Market
	Liquidity Fund,
	3.522%—Note G	330,991,524	330,992
			1,305,184
U.S. Agency Obligations (0.7%)
4	Federal Home Loan Bank
5	2.826%, 3/14/08	50,000	49,958
5	4.143%, 4/4/08	10,000	9,976
4	Federal Home Loan
	Mortgage Corp.
5	2.681%, 4/4/08	10,000	9,976
4	Federal National

20

	Mortgage Assn.
5	2.908%, 4/16/08	30,000	29,900
5	2.835%, 4/23/08	30,000	29,884
			129,694
Total Temporary Cash Investments
(Cost $1,434,833)			1,434,878
Total Investments (102.6%)
(Cost $16,131,136)			19,011,782
Other Assets and Liabilities (–2.6%)
Other Assets—Note C			383,938
Security Lending Collateral
	Payable to Brokers—Note G		(330,992)
Other Liabilities			(534,536)
			(481,590)
Net Assets (100%)			18,530,192

At February 29, 2008, net assets consisted of:[6]
Amount
($000)
Paid-in Capital	15,310,727
Undistributed Net Investment Income	16,525
Accumulated Net Realized Gains	316,944
Unrealized Appreciation (Depreciation)
Investment Securities	2,880,646
Futures Contracts	(9,687)
Foreign Currencies and
Forward Currency Contracts	15,037
Net Assets	18,530,192

Investor Shares—Net Assets
Applicable to 580,919,696 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	13,239,243
Net Asset Value Per Share—
Investor Shares	$22.79

Admiral Shares—Net Assets
Applicable to 72,940,205 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,290,949
Net Asset Value Per Share—
Admiral Shares	$72.54

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note G in Notes to Financial Statements.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.0% and 3.6%, respectively, of net assets. See Note E in Notes to Financial Statements.

2  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the aggregate value of these securities was $191,856,000, representing 1.0% of net assets.

3  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

5  Securities with a value of $129,694,000 have been segregated as initial margin for open futures contracts.

6  See Note E in Notes to Financial Statements for the tax-basis components of net assets.

ADR—American Depositary Receipt.>

21

Statement of Operations

Six Months Ended
February 29, 2008
($000)
Investment Income
Income
Dividends[1]	105,094
Interest[2]	25,073
Security Lending	1,354
Total Income	131,521
Expenses
Investment Advisory Fees—Note B
Basic Fee	11,488
Performance Adjustment	1,507
The Vanguard Group—Note C
Management and Administrative—Investor Shares	21,068
Management and Administrative—Admiral Shares	2,915
Marketing and Distribution—Investor Shares	1,302
Marketing and Distribution—Admiral Shares	477
Custodian Fees	2,922
Shareholders’ Reports—Investor Shares	114
Shareholders’ Reports—Admiral Shares	13
Trustees’ Fees and Expenses	12
Total Expenses	41,818
Expenses Paid Indirectly—Note D	(157)
Net Expenses	41,661
Net Investment Income	89,860
Realized Net Gain (Loss)
Investment Securities Sold	859,219
Futures Contracts	(177,106)
Foreign Currencies and Forward Currency Contracts	29,077
Realized Net Gain (Loss)	711,190
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,397,558)
Futures Contracts	7,548
Foreign Currencies and Forward Currency Contracts	11,215
Change in Unrealized Appreciation (Depreciation)	(1,378,795)
Net Increase (Decrease) in Net Assets Resulting from Operations	(577,745)

1  Dividends are net of foreign withholding taxes of $8,755,000.

2  Interest income from an affiliated company of the fund was $23,784,000.

22

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	89,860	417,169
Realized Net Gain (Loss)	711,190	1,604,165
Change in Unrealized Appreciation (Depreciation)	(1,378,795)	997,178
Net Increase (Decrease) in Net Assets Resulting from Operations	(577,745)	3,018,512
Distributions
Net Investment Income
Investor Shares	(273,214)	(236,800)
Admiral Shares	(119,615)	(88,348)
Realized Capital Gain[1]
Investor Shares	(1,145,633)	(909,670)
Admiral Shares	(456,740)	(312,400)
Total Distributions	(1,995,202)	(1,547,218)
Capital Share Transactions—Note H
Investor Shares	1,845,316	1,670,489
Admiral Shares	978,798	1,165,318
Net Increase (Decrease) from Capital Share Transactions	2,824,114	2,835,807
Total Increase (Decrease)	251,167	4,307,101
Net Assets
Beginning of Period	18,279,025	13,971,924
End of Period[2]	18,530,192	18,279,025

1  Includes fiscal 2008 and 2007 short-term gain distributions totaling $364,768,000 and $280,908,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2  Net Assets—End of Period includes undistributed net investment income of $16,525,000 and $316,265,000.

23

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$26.13	$23.97	$19.83	$16.33	$14.01	$12.97
Investment Operations
Net Investment Income	.100	.594	.541	.341	.27	.19
Net Realized and Unrealized Gain (Loss)
on Investments	(.698)	4.132	4.284	3.474	2.26	1.03
Total from Investment Operations	(.598)	4.726	4.825	3.815	2.53	1.22
Distributions
Dividends from Net Investment Income	(.528)	(.530)	(.370)	(.315)	(.21)	(.18)
Distributions from Realized Capital Gains	(2.214)	(2.036)	(.315)	—	—	—
Total Distributions	(2.742)	(2.566)	(.685)	(.315)	(.21)	(.18)
Net Asset Value, End of Period	$22.79	$26.13	$23.97	$19.83	$16.33	$14.01

Total Return[1]	–2.75%	20.87%	24.79%	23.54%	18.14%	9.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,239	$13,219	$10,466	$8,182	$6,797	$5,458
Ratio of Total Expenses to
Average Net Assets[2]	0.49%*	0.51%	0.55%	0.60%	0.63%	0.69%
Ratio of Net Investment Income to
Average Net Assets	0.88%*	2.47%	2.52%	1.89%	1.69%	1.57%
Portfolio Turnover Rate	60%*	41%	45%	48%	45%	59%

1  Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months or the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Includes performance-based investment advisory fee increases (decreases) of 0.02%, 0.01%, (0.01%), (0.01%), 0.00%, and 0.01%.

*  Annualized.

24

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$83.26	$76.36	$63.15	$51.96	$44.57	$41.27
Investment Operations
Net Investment Income	.396	2.051	1.861	1.222	.93	.681
Net Realized and Unrealized Gain (Loss)
on Investments	(2.226)	13.159	13.639	11.063	7.21	3.264
Total from Investment Operations	(1.830)	15.210	15.500	12.285	8.14	3.945
Distributions
Dividends from Net Investment Income	(1.845)	(1.832)	(1.288)	(1.095)	(.75)	(.645)
Distributions from Realized Capital Gains	(7.045)	(6.478)	(1.002)	—	—	—
Total Distributions	(8.890)	(8.310)	(2.290)	(1.095)	(.75)	(.645)
Net Asset Value, End of Period	$72.54	$83.26	$76.36	$63.15	$51.96	$44.57

Total Return[1]	–2.67%	21.11%	25.03%	23.84%	18.36%	9.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,291	$5,060	$3,506	$2,181	$1,262	$1,044
Ratio of Total Expenses to
Average Net Assets[2]	0.29%*	0.31%	0.35%	0.40%	0.45%	0.51%
Ratio of Net Investment Income to
Average Net Assets	1.08%*	2.67%	2.72%	2.07%	1.86%	1.76%
Portfolio Turnover Rate	60%*	41%	45%	48%	45%	59%

1  Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

2  Includes performance-based investment advisory fee increases (decreases) of 0.02%, 0.01%, (0.01%), (0.01%), 0.00%, and 0.01%.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Notes to Financial Statements

Vanguard International Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard World Funds. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of United States corporations. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining exposure to the European and Pacific stock markets while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund may also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay

26

gains due to the fund under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–2007) and for the period ended February 29, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. Schroder Investment Management North America Inc., Baillie Gifford Overseas Ltd., and beginning February 19, 2008, M&G Investment Management Ltd., each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd. are subject to quarterly adjustments based on performance for the preceding three years relative to the Morgan Stanley Capital International Europe, Australasia, Far East Index. In accordance with the advisory contract entered into with M&G Investment Management Ltd. in February 2008, beginning December 1, 2008, the investment advisory fee will be subject to quarterly adjustments based on performance since February 29, 2008, relative to the MSCI ACWI ex-US Index.

The Vanguard Group manages the cash reserves of the fund on an at-cost basis.

For the six months ended February 29, 2008, the aggregate investment advisory fee represented an effective annual basic rate of 0.12% of the fund’s average net assets, before an increase of $1,507,000 (0.02%) based on performance.

27

C. The Vanguard Group furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2008, the fund had contributed capital of $1,581,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.58% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

D. The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2008, these arrangements reduced the fund’s management and administrative expenses by $142,000 and custodian fees by $15,000.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended February 29, 2008, the fund realized net foreign currency gains of $3,229,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized gains to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. Unrealized appreciation through the most recent mark-to-market date for tax purposes, on passive foreign investment company holdings at February 29, 2008, was $1,713,000, all of which has been distributed and is reflected in the balance of undistributed net income.

At February 29, 2008, the cost of investment securities for tax purposes was $16,132,849,000. Net unrealized appreciation of investment securities for tax purposes was $2,878,933,000, consisting of unrealized gains of $3,783,164,000 on securities that had risen in value since their purchase and $904,231,000 in unrealized losses on securities that had fallen in value since their purchase.

At February 29, 2008, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
Dow Jones EURO STOXX 50 Index	5,588	315,658	(8,279)
FTSE 100 Index	1,758	203,946	(886)
Topix Index	1,464	185,698	166
S&P ASX 200 Index	450	58,551	(688)

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At February 29, 2008, the fund had open forward currency contracts to receive and deliver currencies as follows:

					Unrealized
					Appreciation
	Contract Amount (000)				(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
4/10/08	USD	661,423	GBP	338,860	(10,702)
3/26/08	EUR	214,359	USD	312,800	12,366
3/26/08	GBP	105,790	USD	207,829	2,210
3/19/08	JPY	19,859,400	USD	183,978	7,168
3/26/08	AUD	63,799	USD	57,286	2,167
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

The fund had net unrealized foreign currency gains of $1,828,000 resulting from the translation of other assets and liabilities at February 29, 2008.

F. During the six months ended February 29, 2008, the fund purchased $6,425,954,000 of investment securities and sold $6,006,357,000 of investment securities other than temporary cash investments.

G. The market value of securities on loan to broker-dealers at February 29, 2008, was $307,799,000, for which the fund received cash collateral of $330,992,000.

H. Capital share transactions for each class of shares were:

	Year Ended		Year Ended
	February 29, 2008		August 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,704,737	66,464	2,549,115	101,410
Issued in Lieu of Cash Distributions	1,393,926	58,446	1,123,137	47,631
Redeemed[1]	(1,253,347)	(49,849)	(2,001,763)	(79,750)
Net Increase (Decrease)—Investor Shares	1,845,316	75,061	1,670,489	69,291
Admiral Shares
Issued	833,204	10,069	1,325,389	16,528
Issued in Lieu of Cash Distributions	534,050	7,037	373,586	4,979
Redeemed[1]	(388,456)	(4,936)	(533,657)	(6,648)
Net Increase (Decrease)—Admiral Shares	978,798	12,170	1,165,318	14,859

1  Net of redemption fees of $885,000 and $692,000 (fund totals).

29

Notice to Shareholders

International Growth Fund adds an investment advisor

The board of trustees of Vanguard International Growth Fund has announced the addition of M&G Investment Management Limited (M&G) to the Fund’s investment advisory team. The Fund’s board of trustees concluded that M&G’s management team, investment approach, and experience complement those of the Fund’s other investment advisors. The Fund now features a team of three accomplished advisory firms.

M&G has a long-standing relationship with Vanguard, and has successfully managed Vanguard Precious Metals and Mining Fund since its inception in 1984. The firm uses a bottom-up approach to portfolio management, focusing on quality companies with scarce assets that can sustain high returns and reinvest for growth. M&G, based in London, England, is a wholly owned subsidiary of Prudential plc. The firm’s nine-person Global Equity Team consists of five senior investment professionals and four analysts. The team’s senior members average 13 years of industry experience. The team has more than $19 billion in assets under management across eight mandates, including the nearly $5 billion Vanguard Precious Metals and Mining Fund.

The Fund’s board of trustees concluded that adding M&G as an advisor would allow the fund to retain its character as a growth-oriented international equity offering, while adding a seasoned and talented management team. The three advisors should provide an attractive combination of investment approaches that should benefit fund shareholders over the long term.

The addition of the new advisor is not expected to have a material impact on the Fund’s expense ratios, which for the six months ended February 29, 2008, were 0.49% for Investor Shares and 0.29% for Admiral Shares. The expense ratio of the average international large-cap core fund as of August 31, 2007, is 1.52% (derived from data provided by Lipper Inc.).

Additional information

Vanguard International Growth Fund has entered into a new investment advisory agreement with M&G, in addition to the Fund’s current agreements with Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd. This addition to the advisor lineup will not affect the Fund’s investment objective, policies, or strategies. The fee schedules for the other advisors have not changed.

Under the terms of the Fund’s agreement with M&G, the Fund will pay M&G a fee at the end of each fiscal quarter. The fee will be calculated by applying an annual percentage rate to the average daily net assets of the portion of the Fund managed by M&G during the quarter. The quarterly payments to M&G may be increased or decreased by applying a performance adjustment. The adjustment is based on the cumulative total return of the portion of the Fund managed by M&G over a trailing 36-month period relative to the cumulative total return of the MSCI ACWI ex-US Index over the same period.

For the fiscal year ended August 31, 2007, the advisory base fees paid by Vanguard International Growth Fund to the unaffiliated investment advisors totaled $20.8 million, or 0.13% of the Fund’s average net assets, before an increase of $1.6 million, or 0.01%, based on performance. The addition of M&G is not expected to materially increase the Fund’s total annual investment advisory fees for the current fiscal year.

30

Board approval of the investment advisory agreement with M&G Investment Management Limited

Vanguard International Growth Fund’s board of trustees retained M&G under the terms of a new Investment Advisory Agreement. Each of the Fund’s three investment advisors is responsible for managing the investment and reinvestment of its portion of the Fund’s assets and for continuously reviewing, supervising, and administering the Fund’s investment program. Each advisor is subject to supervision and oversight by Vanguard’s Portfolio Review Department and by the officers and trustees of the Fund. The board of trustees designates the proportion of Fund assets to be managed by each advisor and may change these proportions at any time.

The trustees’ decision to add M&G to the Fund’s multimanager structure was based upon the board’s most recent evaluation of the Fund’s investment staff, portfolio management process, short- and long-term performance results, and current external advisory arrangements. In considering whether to approve the agreement, the board engaged in arm’s-length discussions with M&G and considered the following factors, among others:

• The board considered the benefits to shareholders of adding M&G as a new advisor to the Fund, particularly in light of the nature, extent, and quality of services to be provided by M&G. The board concluded that hiring M&G is in the best interests of Fund shareholders because M&G uses a bottom-up investment approach focusing on quality companies with scarce assets that have growth potential. The board also concluded that it is in the best interests of Fund shareholders to add a high-quality advisor with a track record of success. The board noted that adding M&G as an advisor would allow the Fund to retain its character as a growth-oriented international equity offering. The Fund would have a complement of three active advisors, who each have the opportunity to generate superior returns. The combination provides an attractive blend of proven advisors and should benefit Fund shareholders over the long term.

• The board analyzed the performance of other funds and accounts managed by M&G. The board concluded that M&G’s other investment portfolios have strong investment returns and have posted competitive results by outperforming relevant benchmarks and competitors over various short- and long-term periods.

• The board considered the advisory fee schedule and estimated expense ratio of the Fund and compared them with the average advisory fee and expense ratio of the Fund’s peer group. The board concluded that the addition of M&G would not result in a material change in the Fund’s investment advisory fees and that the Fund’s investment advisory fees and estimated expense ratio would remain at a substantial discount to the Fund’s peers.

• The board considered the extent to which economies of scale would be realized as the Fund grows, including a consideration of appropriate breakpoints in M&G’s advisory fee schedule. By including asset-based breakpoints in the fee schedule, the Fund’s trustees ensure that, if the portion of the Fund managed by M&G continues to grow, investors will capture economies of scale in the form of a lower advisory fee rate.

• Based on its informed business judgment, the board concluded that the course of action in the best interests of the Fund and its shareholders was to approve the agreement to retain M&G.

The new agreement will continue for two years from its effective date and is renewable after that for successive one-year periods. The agreement will be reviewed annually by the Fund’s board of trustees, a majority of whom are not “interested persons” of either the Fund or its advisors as defined in federal securities laws. The board may, at any time, reallocate the Fund’s assets among the three advisors, or allocate assets of the Fund to other investment advisors, without terminating or revising the new agreement with M&G.

31

Background information on M&G Investment Management Limited

M&G Investment Management Limited, located at Laurence Pountney Hill, London EC4R 0HH, England, is an advisory firm and wholly owned subsidiary of Prudential plc. M&G is a company incorporated in the United Kingdom, based in London, England, and is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America. M&G, a separate business unit within the Prudential Group, launched Great Britain’s first unit trust (mutual fund) in 1931. As of December 31, 2007, M&G managed approximately $333 billion in assets.

The managers primarily responsible for overseeing M&G’s portion of the Fund are:

Graham E. French, Manager at M&G. He has worked in investment management since 1988, has been with M&G since 1989, and has managed investment portfolios since 1991. Education: B.Sc., University of Durham.

Greg Aldridge, Manager at M&G. He has worked in investment management with M&G since 2004; has managed investment portfolios since 2007; and has co-managed a portion of the Fund since 2008. Prior to joining M&G, Mr. Aldridge worked for a management consulting firm from 2001 until 2004. Education: M.A., Cambridge University; M.B.A., INSEAD.

32

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended February 29, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
International Growth Fund	8/31/2007	2/29/2008	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$972.45	$2.40
Admiral Shares	1,000.00	973.31	1.42
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.43	$2.46
Admiral Shares	1,000.00	1,023.42	1.46

1  The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.49% for Investor Shares and 0.29% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

33

Note that the expenses shown in the table on the previous page are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the 2% fee that applies to shares purchased on or after June 27, 2003, and held for less than two months, nor do they include the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

34

Trustees Approve Advisory Agreements

The board of trustees of Vanguard International Growth Fund has renewed the fund’s investment advisory agreements with Schroder Investment Management North America Inc. (Schroder Inc.) and Baillie Gifford Overseas Ltd. as well as the sub-advisory agreement with Schroder Investment Management North America Limited (Schroder Limited). The board determined that the retention of these advisors was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the agreements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management over both short- and long-term periods and took into account the organizational depth and stability of each firm. The board noted that Schroder Inc., a unit of Schroders, plc, founded in 1804, has investment management experience dating back to 1926. The firm has advised the fund since its inception in 1981 and continues to employ a sound process, selecting attractive growth stocks from developed and emerging markets outside the United States. The board also noted that the fund is supported by Schroders’ worldwide network of analysts, economists, and strategists.

The board also noted that fund advisor Baillie Gifford Overseas is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford Overseas is a unit of Baillie Gifford & Co., founded in 1908. The firm has advised a portion of the International Growth Fund since 2003. Baillie Gifford continues to employ a sound process, creating a diversified portfolio of high-quality non-U.S. growth stocks from developed and emerging markets. Stocks are selected using fundamental research conducted by the firm’s Edinburgh-based analysts.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory agreements.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of a relevant benchmark and peer group. The board concluded that the advisors have carried out the fund’s investment strategy in disciplined fashion, and the performance results have allowed the fund to remain competitive versus its benchmark and its average peer fund. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory fees were also well below the peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section, which also includes information about the advisory fee rate. The board did not consider profitability of Schroder Inc. or Baillie Gifford Overseas in determining whether to approve the advisory fees, because both firms are independent of Vanguard, and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedules. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The advisory agreements will continue for one year and are renewable by the fund’s board after that for successive one-year periods.

35

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group; Director of Vanguard Marketing Corporation.
Chief Executive Officer
152 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
152 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
152 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
152 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
152 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
152 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
152 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
152 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
152 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
152 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: President of The Vanguard Group, Inc.,
President since March 2008	and of each of the investment companies served by The Vanguard Group since 2008;
152 Vanguard Funds Overseen	Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group
(1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
152 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	George U. Sauter
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, and the ship
logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone for People
With Hearing Impairment > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
This material may be used in conjunction	and searching for “proxy voting guidelines,” or by
with the offering of shares of any Vanguard	calling Vanguard at 800-662-2739. The guidelines are
fund only if preceded or accompanied by	also available from the SEC’s website, www.sec.gov.
the fund’s current prospectus.	In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q812 042008

>  During the fiscal half-year ended February 29, Vanguard FTSE Social Index Fund returned –13.4%.

>  The fund’s performance matched that of its target benchmark, but lagged behind the average return for large-capitalization growth funds.

>  Heavy weightings in the financials, information technology, and consumer discretionary sectors hindered the fund’s performance for the period.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Fund Profile	6
Performance Summary	8
Financial Statements	9
About Your Fund’s Expenses	26
Glossary	28

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended February 29, 2008
	Ticker	Total
	Symbol	Returns
Vanguard FTSE Social Index Fund
Investor Shares	VFTSX	–13.4%
Institutional Shares[1]	VFTNX	–13.4
FTSE4Good US Select Index		–13.4
Average Large-Cap Growth Fund[2]		–6.0

Your Fund’s Performance at a Glance
August 31, 2007–February 29, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard FTSE Social Index Fund
Investor Shares	$9.30	$7.93	$0.140	$0.000
Institutional Shares	9.32	7.94	0.152	0.000

1  This class of shares carries lower expenses and is available for a minimum initial investment of $5 million.

2  Derived from data provided by Lipper Inc.

Chairman’s Letter

Dear Shareholder,

Vanguard FTSE Social Index Fund returned a disappointing –13.4% for the six-month period ending February 29, 2008. The fund’s performance matched that of its target benchmark, but trailed the broad U.S. stock market’s return, as well as the average return for large-cap growth funds.

U.S. and foreign stocks tumbled amid recession, subprime concerns

The broad U.S. stock market returned –8.5% for the six months ended February 29, buffeted by tightening global credit markets (a reaction to the subprime mortgage crisis that began taking hold in midsummer), a weakening U.S. dollar, and fears of a U.S. recession.

Over the six-month period, large-cap stocks fared better than small-caps, growth stocks outpaced their value-oriented counterparts, and international stocks again outperformed U.S. stocks. But these performances should be viewed in relative terms: Each stock group posted a negative return.

Mortgage-market fallout roiled both taxable and tax-exempt bonds

As trouble spread from subprime mortgage-backed securities to other instruments, the credit markets grew treacherous. Investors flocked to higher-quality government and corporate bonds, driving U.S. Treasury bond prices higher.

The broad taxable bond market outpaced stocks, posting a total return of 5.7% for the fiscal half-year as lower interest rates depressed yields and pushed up prices. By contrast, tax-exempt municipal bonds returned –0.6%, as fixed income investors pulled back from all but the highest-quality, most liquid securities—preferably Treasuries. This, combined with concerns about the financial strength of the insurers backing the highest-quality municipal bonds, pushed municipal yields above those of Treasuries, a historically unusual relationship.

The Federal Reserve Board responded to the credit-market turmoil and deteriorating economic outlook with aggressive reductions in its target for the federal funds rate. The Fed began a series of five rate cuts early in the fiscal half-year, ending with two cuts in January. The target rate stood at 3.0% at the end of the period, the lowest level since June 2005, and investors anticipated more rate cuts.

Heavy weightings in financials, technology hindered performance

Vanguard FTSE Social Index Fund’s disappointing six-month return of –13.4% was on track with that of its target benchmark. However, the fund underperformed its peers and the broad U.S. stock market.

The fund’s mandate causes it to concentrate its holdings in the financials, information technology, and consumer discretionary sectors—which contain more of the stocks

Market Barometer
	Total Returns
	Periods Ended February 29, 2008
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	–8.4%	–3.8%	12.2%
Russell 2000 Index (Small-caps)	–12.9	–12.4	15.1
Dow Jones Wilshire 5000 Index (Entire market)	–8.5	–4.1	12.9
MSCI All Country World Index ex USA (International)	–1.5	7.8	24.1

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	5.7%	7.3%	4.5%
Lehman Municipal Bond Index	–0.6	–1.2	3.4
Citigroup 3-Month Treasury Bill Index	1.9	4.4	3.0

CPI
Consumer Price Index	1.8%	4.0%	2.9%

1  Annualized. that meet the social and environmental criteria established by FTSE, the index provider. Over the most recent half-year period, these sectors performed poorly and were the fund’s biggest detractors.

The past six months have been an especially rough period for financial stocks. The fund’s heavy allocation of more than 30% in the financials sector—it focuses on commercial banks and mortgage companies in particular—played a big part in its disappointing performance. Large holdings in information technology companies, such as Google, Intel, and Apple, also hurt performance.

The market’s only bright spots were the energy and materials sectors. Because of the fund’s social and environmental screening process, these sectors are underweighted in the index and did little to help the fund’s performance.

Maintain a long-term focus and a well-balanced portfolio

Although Vanguard FTSE Social Index Fund had a rough six-month period, it’s important to remember that, in the context of a long-term investment program, six-month results are mostly noise. For this reason, we continue to urge shareholders to look past short-term performance—good and bad. Instead, we recommend

Annualized Expense Ratios[1]
Your Fund Compared With Its Peer Group
			Average
	Investor	Institutional	Large-Cap
	Shares	Shares	Growth Fund
FTSE Social Index Fund	0.24%	0.11%	1.36%

1  Fund expense ratios reflect the six months ended February 29, 2008. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2007.

that shareholders focus on investing for the long run and maintaining a well-diversified portfolio.

Remaining focused on your long-term goals and investing in a portfolio that’s diversified among stocks, bonds, and short-term reserves can help provide peace of mind during the market’s many ups and downs. Vanguard FTSE Social Index Fund can help shareholders meet their financial goals as part of a well-balanced portfolio.

As I close this report to you, it’s my pleasure to introduce the fund’s new president, F. William McNabb III. Bill is a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for our clients.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the fund’s board elected him president, effective March 1, and designated him as my successor as chief executive officer, a role he will assume within a year, after an orderly transition. Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

March 13, 2008

Fund Profile

As of February 29, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	396	395	4,818
Median Market Cap	$22.1B	$22.1B	$33.9B
Price/Earnings Ratio	17.7x	17.7x	16.8x
Price/Book Ratio	2.2x	2.2x	2.4x
Yield[3]		1.9%	2.0%
Investor Shares	1.6%
Institutional Shares	1.8%
Return on Equity	18.6%	18.6%	19.6%
Earnings Growth Rate	20.0%	20.0%	20.5%
Foreign Holdings	1.2%	1.2%	0.0%
Turnover Rate	38.0%[4]	—	—
Expense Ratio		—	—
Investor Shares	0.24%[4]
Institutional Shares	0.11%[4]
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	13.4%	13.1%	9.4%
Consumer Staples	5.6	5.6	9.3
Energy	4.5	4.5	13.0
Financials	32.0	32.2	18.1
Health Care	16.5	16.5	12.2
Industrials	3.7	3.7	11.9
Information Technology	20.7	20.8	15.3
Materials	0.7	0.7	4.1
Telecommunication
Services	1.4	1.4	2.9
Utilities	1.5	1.5	3.8

Volatility Measures[5]
	Fund Versus	Fund Versus
	Spliced Index[6]	Broad Index[2]
R-Squared	1.00	0.91
Beta	1.00	1.02

Ten Largest Holdings[7] (% of total net assets)

Bank of America Corp.	diversified financial
	services	3.8%
JPMorgan Chase & Co.	diversified financial
	services	2.9
Intel Corp.	semiconductors	2.5
Google Inc.	internet software
	and services	2.3
Apple Inc.	computer hardware	2.3
QUALCOMM Inc.	communications
	equipment	1.5
McDonald’s Corp.	restaurants	1.4
The Walt Disney Co.	movies and
	entertainment	1.4
Wachovia Corp.	diversified banks	1.3
UnitedHealth Group Inc.	managed health care	1.3
Top Ten		20.7%

Investment Focus

1  FTSE4Good US Select Index.

2  Dow Jones Wilshire 5000 Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary on pages 28 and 29.

4  Annualized.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 28 and 29.

6  Calvert Social Index through December 16, 2005; FTSE4Good US Select Index thereafter.

7  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 31, 2000–February 29, 2008

Average Annual Total Returns: Periods Ended December 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Since
	Inception Date	One Year	Five Years	Inception
Investor Shares[3]	5/31/2000	–2.31%	10.19%	–0.50%
Institutional Shares	1/14/2003	–2.17	8.95[4]	—

1  Six months ended February 29, 2008.

2  Calvert Social Index through December 16, 2005; FTSE4Good US Select Index thereafter.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables on pages 22 and 23 for dividend and capital gains information.

Financial Statements (unaudited)

Statement of Net Assets

As of February 29, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (13.4%)
	McDonald’s Corp.	143,318	7,755
	The Walt Disney Co.	232,957	7,550
	Target Corp.	101,571	5,344
	Lowe’s Cos., Inc.	177,441	4,253
*	DIRECTV Group, Inc.	106,871	2,677
*	Amazon.com, Inc.	37,095	2,392
	Carnival Corp.	56,010	2,204
	Best Buy Co., Inc.	50,078	2,154
	Staples, Inc.	85,937	1,912
	Clear Channel
	Communications, Inc.	59,499	1,904
*	Liberty Media Corp.–
	Capital Series A	14,793	1,718
	TJX Cos., Inc.	53,277	1,705
*	Kohl’s Corp.	38,030	1,690
	The Gap, Inc.	71,741	1,447
*	Coach, Inc.	44,330	1,344
	Macy’s Inc.	51,966	1,283
*	Apollo Group, Inc. Class A	20,054	1,231
	Garmin Ltd.	19,400	1,139
	Nordstrom, Inc.	29,257	1,083
	Harley-Davidson, Inc.	28,945	1,076
*	Liberty Media Corp.–
	Interactive Series A	72,220	1,037
*	Bed Bath & Beyond, Inc.	31,793	901
	Gannett Co., Inc.	27,922	842
*	Liberty Global, Inc. Class A	22,141	833
	Genuine Parts Co.	20,113	830
*	GameStop Corp. Class A	18,995	805
*	Liberty Global, Inc. Series C	22,936	804
*	Cablevision Systems
	NY Group Class A	27,457	736
*	Discovery Holding Co.
	Class A	32,121	725
	H & R Block, Inc.	38,601	720

	Royal Caribbean Cruises, Ltd.	20,091	703
*	Expedia, Inc.	30,472	699
*	AutoZone Inc.	5,876	676
	Limited Brands, Inc.	43,490	663
*	IAC/InterActiveCorp	31,602	629
	Tiffany & Co.	16,198	610
	Virgin Media Inc.	39,486	592
*^Mohawk Industries, Inc.		8,110	579
	D. R. Horton, Inc.	37,694	529
*^Sirius Satellite Radio, Inc.		178,215	506
	Wyndham Worldwide Corp.	21,382	474
	E.W. Scripps Co. Class A	11,280	471
	Ross Stores, Inc.	16,415	457
*	XM Satellite Radio
	Holdings, Inc.	37,743	445
*	Urban Outfitters, Inc.	14,721	424
	Pulte Homes, Inc.	30,598	414
	American Eagle
	Outfitters, Inc.	19,294	412
*	Office Depot, Inc.	32,957	375
	Lamar Advertising Co.
	Class A	9,791	373
	PetSmart, Inc.	16,273	350
*	NVR, Inc.	644	348
^New York Times Co. Class A		17,313	323
*	Dollar Tree Stores, Inc.	11,374	305
	Williams-Sonoma, Inc.	12,969	303
*	Toll Brothers, Inc.	14,178	301
	Lennar Corp. Class A	15,540	289
	Gentex Corp.	17,371	280
	RadioShack Corp.	15,926	278
	KB Home	10,738	257
	Foot Locker, Inc.	18,677	230
	Weight Watchers
	International, Inc.	4,638	218
*	Chico’s FAS, Inc.	21,128	197
*	Getty Images, Inc.	5,294	170
*	Career Education Corp.	11,417	170
*	Sally Beauty Co. Inc.	11,900	91
	Circuit City Stores, Inc.	20,284	90
	Idearc Inc.	18,117	87
	^The McClatchy Co. Class A	6,938	67
*	R.H. Donnelley Corp.	8,500	60
			74,539
Consumer Staples (5.6%)
	CVS/Caremark Corp.	177,646	7,173
	Walgreen Co.	119,691	4,370
	Costco Wholesale Corp.	52,554	3,254
	General Mills, Inc.	40,267	2,255
	Sysco Corp.	73,118	2,052
	Kellogg Co.	35,719	1,812
	Bunge Ltd.	14,485	1,606
	Safeway, Inc.	52,820	1,518

	Campbell Soup Co.	34,532	1,115
	Wm. Wrigley Jr. Co.	17,065	1,022
	The Hershey Co.	20,140	747
	The Pepsi Bottling Group, Inc.	20,047	682
	Whole Foods Market, Inc.	16,602	584
	The Estee Lauder Cos. Inc.
	Class A	13,634	581
	Hormel Foods Corp.	12,288	502
	McCormick & Co., Inc.	13,714	472
	Dean Foods Co.	15,704	338
	Alberto-Culver Co.	11,637	312
	PepsiAmericas, Inc.	12,059	305
	Del Monte Foods Co.	24,778	223
	Wm. Wrigley Jr. Co. Class B	2,416	146
			31,069
Energy (4.5%)
	Apache Corp.	39,325	4,511
	XTO Energy, Inc.	57,977	3,578
*	National Oilwell Varco Inc.	42,582	2,653
	Williams Cos., Inc.	71,342	2,570
	Peabody Energy Corp.	31,696	1,795
	Spectra Energy Corp.	75,100	1,736
	CONSOL Energy, Inc.	21,930	1,666
	Smith International, Inc.	23,868	1,504
*	Ultra Petroleum Corp.	18,208	1,429
*	Newfield Exploration Co.	15,621	865
*	Plains Exploration &
	Production Co.	13,462	727
	Pioneer Natural Resources Co.	14,614	655
	Rowan Cos., Inc.	13,241	534
	Patterson-UTI Energy, Inc.	18,596	441
	Teekay Shipping Corp.	6,589	283
*	Patriot Coal Corp.	3,259	175
			25,122
Financial Services (31.9%)
	Capital Markets (4.7%)
	Merrill Lynch & Co., Inc.	103,105	5,110
	State Street Corp.	46,761	3,673
	Lehman Brothers
	Holdings, Inc.	63,700	3,248
	Charles Schwab Corp.	138,104	2,708
	Franklin Resources Corp.	22,108	2,086
	Northern Trust Corp.	26,354	1,782
	T. Rowe Price Group Inc.	31,582	1,596
	Ameriprise Financial, Inc.	28,175	1,427
	Bear Stearns Co., Inc.	13,889	1,109
	Legg Mason Inc.	15,877	1,049
*	TD Ameritrade Holding Corp.	35,978	658
	Janus Capital Group Inc.	20,787	503
	SEI Investments Co.	17,588	440
	^Allied Capital Corp.	18,467	417
*	E*TRADE Financial Corp.	51,147	218

Commercial Banks (5.7%)
Wachovia Corp.	238,420	7,300
U.S. Bancorp	209,115	6,696
PNC Financial Services Group	40,990	2,518
SunTrust Banks, Inc.	41,859	2,433
BB&T Corp.	66,402	2,067
Regions Financial Corp.	84,472	1,791
M & T Bank Corp.	13,323	1,094
KeyCorp	47,032	1,037
Commerce Bancorp, Inc.	22,845	863
Marshall & Ilsley Corp.	32,007	743
Comerica, Inc.	18,106	656
Zions Bancorp	12,776	610
Huntington Bancshares Inc.	44,336	542
Synovus Financial Corp.	40,511	467
Associated Banc-Corp.	15,158	378
Popular, Inc.	33,515	370
Commerce Bancshares, Inc.	8,585	358
City National Corp.	5,838	299
TCF Financial Corp.	15,199	283
Valley National Bancorp	14,520	271
First Horizon National Corp.	15,238	247
Fulton Financial Corp.	20,776	242
Colonial BancGroup, Inc.	18,399	222

Consumer Finance (1.5%)
American Express Co.	140,329	5,936
SLM Corp.	61,284	1,202
Discover Financial Services	63,449	957
*^AmeriCredit Corp.	13,736	198
The First Marblehead Corp.	5,741	69
Student Loan Corp.	494	55

Diversified Financial Services (8.4%)
Bank of America Corp.	534,715	21,250
JPMorgan Chase & Co.	402,898	16,378
CME Group, Inc.	6,383	3,276
NYSE Euronext	31,631	2,077
Moody’s Corp.	31,052	1,179
Leucadia National Corp.	19,352	876
* IntercontinentalExchange Inc.	6,230	812
Nymex Holdings Inc.	5,567	550
CIT Group Inc.	22,785	506

Insurance (6.7%)
MetLife, Inc.	88,954	5,182
AFLAC Inc.	58,859	3,673
The Allstate Corp.	68,459	3,268
The Hartford Financial
Services Group Inc.	38,034	2,659
The Chubb Corp.	45,980	2,340
ACE Ltd.	39,526	2,223
The Principal

Financial Group, Inc.	31,479	1,739
Lincoln National Corp.	32,451	1,659
Progressive Corp. of Ohio	83,684	1,534
Genworth Financial Inc.	53,011	1,229
Unum Group	43,298	992
Assurant, Inc.	14,206	889
XL Capital Ltd. Class A	21,795	786
Cincinnati Financial Corp.	19,905	740
Everest Re Group, Ltd.	7,544	731
Torchmark Corp.	11,049	666
Axis Capital Holdings Ltd.	18,049	665
W.R. Berkley Corp.	22,464	647
White Mountains
Insurance Group Inc.	1,265	624
* Markel Corp.	1,187	552
Safeco Corp.	11,331	524
PartnerRe Ltd.	6,698	515
RenaissanceRe Holdings Ltd.	8,494	466
Willis Group Holdings Ltd.	12,745	419
Old Republic
International Corp.	27,742	381
First American Corp.	10,917	380
MBIA, Inc.	26,927	349
Protective Life Corp.	8,314	321
Brown & Brown, Inc.	16,776	299
Transatlantic Holdings, Inc.	3,250	219
Unitrin, Inc.	5,772	205
Mercury General Corp.	3,321	151
Erie Indemnity Co. Class A	2,816	139
^Ambac Financial Group, Inc.	12,269	137
Wesco Financial Corp.	191	74

Real Estate (2.9%)
Simon Property Group, Inc.
REIT	26,751	2,242
Vornado Realty Trust REIT	18,107	1,513
Equity Residential REIT	33,187	1,267
Public Storage, Inc. REIT	15,230	1,239
General Growth Properties Inc.
REIT	29,293	1,034
Kimco Realty Corp. REIT	30,285	1,023
Host Hotels & Resorts Inc.
REIT	62,867	1,018
Avalonbay Communities, Inc.
REIT	9,366	866
Plum Creek Timber Co. Inc.
REIT	20,602	838
HCP, Inc. REIT	25,822	753
AMB Property Corp. REIT	11,804	592
Developers Diversified
Realty Corp. REIT	14,959	577
The Macerich Co. REIT	8,684	556
Regency Centers Corp. REIT	8,207	487

	Hospitality Properties Trust
	REIT	11,263	409
	Duke Realty Corp. REIT	17,422	399
	Apartment Investment &
	Management Co. Class A
	REIT	11,474	395
	Weingarten Realty Investors
	REIT	10,228	328
	Liberty Property Trust REIT	11,000	327
	iStar Financial Inc. REIT	15,764	311

	Real Estate Management & Development (0.1%)
	^The St. Joe Co.	8,861	341
	Forest City Enterprise Class A	9,337	328

	Thrifts & Mortgage Finance (1.9%)
	Fannie Mae	116,342	3,217
	Freddie Mac	79,315	1,997
	Washington Mutual, Inc.	104,483	1,546
	Hudson City Bancorp, Inc.	63,842	1,013
	People’s United Financial Inc.	41,513	700
	New York Community
	Bancorp, Inc.	38,880	635
	Sovereign Bancorp, Inc.	57,520	634
	Countrywide Financial Corp.	69,142	436
	Astoria Financial Corp.	11,553	302
	^MGIC Investment Corp.	9,818	145
	The PMI Group Inc.	10,305	75
	Radian Group, Inc.	9,700	69
			177,821
Health Care (16.5%)
	UnitedHealth Group Inc.	155,075	7,208
	Eli Lilly & Co.	135,571	6,781
	Medtronic, Inc.	136,800	6,752
*	Amgen, Inc.	130,410	5,936
*	Gilead Sciences, Inc.	111,672	5,284
*	WellPoint Inc.	68,579	4,806
	Baxter International, Inc.	76,088	4,491
	Aetna Inc.	59,998	2,976
*	Medco Health Solutions, Inc.	64,122	2,841
*	Celgene Corp.	46,326	2,611
	Cardinal Health, Inc.	43,661	2,582
	Covidien Ltd.	59,226	2,534
	Stryker Corp.	36,838	2,399
*	Genzyme Corp.	31,640	2,244
*	Boston Scientific Corp.	176,643	2,224
	Allergan, Inc.	36,928	2,187
*	Zimmer Holdings, Inc.	28,722	2,162
*	Biogen Idec Inc.	35,138	2,051
*	Express Scripts Inc.	30,198	1,785
*	St. Jude Medical, Inc.	40,965	1,761
	Alcon, Inc.	10,774	1,559
*	Forest Laboratories, Inc.	38,109	1,516

	CIGNA Corp.	33,471	1,492
*	Humana Inc.	20,107	1,374
*	Intuitive Surgical, Inc.	4,581	1,291
*	Coventry Health Care Inc.	18,737	972
	AmerisourceBergen Corp.	21,536	898
	Quest Diagnostics, Inc.	17,469	833
*	Hospira, Inc.	18,719	797
	Applera Corp.–Applied
	Biosystems Group	21,933	739
*	Waters Corp.	11,891	709
*	Henry Schein, Inc.	10,701	640
*	DaVita, Inc.	12,579	624
*	Patterson Cos.	16,732	589
*	Health Net Inc.	13,372	588
*	Millennium
	Pharmaceuticals, Inc.	38,828	543
	Beckman Coulter, Inc.	7,510	507
*	Cephalon, Inc.	7,983	482
*	Millipore Corp.	6,558	458
*	Barr Pharmaceuticals Inc.	9,578	452
	Mylan Inc.	34,663	410
*	Community Health
	Systems, Inc.	11,459	356
*	Lincare Holdings, Inc.	10,120	329
	Universal Health Services
	Class B	6,142	328
*	Kinetic Concepts, Inc.	6,345	326
*	King Pharmaceuticals, Inc.	29,177	309
	Omnicare, Inc.	14,600	306
*	Tenet Healthcare Corp.	57,638	277
*	Sepracor Inc.	12,768	274
*	HLTH Corp.	22,090	262
	Health Management
	Associates Class A	28,881	155
			92,010
Industrials (3.7%)
	Deere & Co.	53,194	4,533
	Norfolk Southern Corp.	47,553	2,515
	PACCAR, Inc.	44,952	1,950
*	Jacobs Engineering Group Inc.	14,294	1,148
	Southwest Airlines Co.	88,060	1,080
	C.H. Robinson Worldwide Inc.	20,436	1,038
*	First Solar, Inc.	4,632	950
	Pitney Bowes, Inc.	26,159	936
*	Terex Corp.	12,359	834
	W.W. Grainger, Inc.	10,017	738
	Fastenal Co.	17,916	728
	Republic Services, Inc.
	Class A	22,604	690
	Equifax, Inc.	16,838	576
	Manpower Inc.	10,094	572
	Robert Half International, Inc.	19,331	521

*	ChoicePoint Inc.	9,025	437
*	Monster Worldwide Inc.	15,625	415
	Cintas Corp.	14,390	414
	J.B. Hunt Transport
	Services, Inc.	12,161	333
			20,408
Information Technology (20.7%)
	Communications Equipment (1.9%)
	QUALCOMM Inc.	198,214	8,398
*	Juniper Networks, Inc.	61,597	1,652
*	JDS Uniphase Corp.	26,287	346
*	Tellabs, Inc.	52,480	345

	Computers & Peripherals (4.0%)
*	Apple Inc.	104,230	13,031
*	Dell Inc.	272,601	5,411
	Seagate Technology	64,043	1,381
*	Network Appliance, Inc.	42,662	922
*	SanDisk Corp.	27,267	642
*	Teradata Corp.	21,837	551
*	QLogic Corp.	16,370	259

	Electronic Equipment & Instruments (1.1%)
	Tyco Electronics Ltd.	59,226	1,949
*	Agilent Technologies, Inc.	46,390	1,420
*	Flextronics International Ltd.	99,735	1,011
*	Avnet, Inc.	17,933	605
*	Arrow Electronics, Inc.	14,813	483
	Jabil Circuit, Inc.	24,796	320
*	Sanmina-SCI Corp.	63,964	106

	Internet Software & Services (3.8%)
*	Google Inc.	27,740	13,071
*	Yahoo! Inc.	120,930	3,359
*	eBay Inc.	123,279	3,250
*	VeriSign, Inc.	29,793	1,037
*	Akamai Technologies, Inc.	19,804	696

	IT Services (2.3%)
	Automatic Data
	Processing, Inc.	63,701	2,545
	MasterCard, Inc. Class A	10,101	1,919
	Western Union Co.	91,543	1,904
*	Cognizant Technology
	Solutions Corp.	34,598	1,045
*	Fiserv, Inc.	19,687	1,036
*	Computer Sciences Corp.	20,585	894
*	Iron Mountain, Inc.	23,762	715
*	Affiliated Computer
	Services, Inc. Class A	11,031	560
	Total System Services, Inc.	23,905	531
*	DST Systems, Inc.	7,375	518
*	Alliance Data Systems Corp.	7,032	356

	Broadridge Financial
	Solutions LLC	16,650	319
*	Convergys Corp.	15,685	226
*	Metavante Technologies	7,735	168
	MoneyGram
	International, Inc.	10,033	37

	Office Electronics (0.0%)
*	Zebra Technologies Corp.
	Class A	8,136	271

	Semiconductors &
	Semiconductor Equipment (5.4%)
	Intel Corp.	697,746	13,920
	Applied Materials, Inc.	166,783	3,197
*	MEMC Electronic
	Materials, Inc.	20,188	1,540
*	NVIDIA Corp.	65,810	1,408
*	Broadcom Corp.	56,066	1,060
	Analog Devices, Inc.	37,303	1,004
	KLA-Tencor Corp.	22,962	965
	Microchip Technology, Inc.	26,099	803
	Xilinx, Inc.	35,760	799
	Linear Technology Corp.	26,814	743
	Altera Corp.	40,286	689
*	Micron Technology, Inc.	90,496	681
*	Marvell Technology Group Ltd.	53,444	604
*	LAM Research Corp.	14,772	594
	National Semiconductor Corp.	31,932	526
*	Advanced Micro Devices, Inc.	72,466	522
*	LSI Corp.	85,945	433
*	Novellus Systems, Inc.	14,798	327
*	Teradyne, Inc.	22,027	264

	Software (2.2%)
*	Electronic Arts Inc.	37,376	1,768
*	Symantec Corp.	103,932	1,750
*	Intuit, Inc.	40,310	1,071
	CA, Inc.	46,343	1,060
*	BEA Systems, Inc.	46,704	891
*	Autodesk, Inc.	27,763	863
*	Amdocs Ltd.	25,197	781
*	BMC Software, Inc.	23,994	775
*	Citrix Systems, Inc.	21,876	720
*	McAfee Inc.	19,146	637
*	Check Point Software
	Technologies Ltd.	26,703	585
*	Synopsys, Inc.	17,363	403
*	Cadence Design
	Systems, Inc.	32,855	349
*	Compuware Corp.	35,455	282
	Fair Isaac, Inc.	6,979	162
			115,465

	Materials (0.7%)
	^Southern Peru Copper Corp.
	(U.S. Shares)	10,535	1,202
	Vulcan Materials Co.	12,879	903
	Sigma-Aldrich Corp.	15,712	864
	Sealed Air Corp.	19,450	471
*	Pactiv Corp.	15,592	395
	Louisiana-Pacific Corp.	12,512	136
			3,971
Telecommunication Services (1.4%)
	Sprint Nextel Corp.	332,467	2,364
	Qwest Communications
	International Inc.	216,424	1,169
*	Crown Castle
	International Corp.	25,607	924
*	NII Holdings Inc.	20,654	821
	Embarq Corp.	18,326	769
	CenturyTel, Inc.	12,915	467
	Citizens Communications Co.	40,933	440
	*^Level 3 Communications, Inc.	185,788	414
	Telephone & Data
	Systems, Inc.–Special
	Common Shares	7,074	305
	Telephone & Data
	Systems, Inc.	6,273	294
			7,967
	Utilities (1.5%)
*	AES Corp.	79,286	1,426
*	NRG Energy, Inc.	28,749	1,186
*	Mirant Corp.	30,686	1,135
	Questar Corp.	20,392	1,127
	Allegheny Energy, Inc.	19,730	1,000
	Equitable Resources, Inc.	14,500	893
	Pepco Holdings, Inc.	23,180	586
	TECO Energy, Inc.	25,724	385
	Puget Energy, Inc.	13,974	373
			8,111
	Total Common Stocks
	(Cost $577,160)		556,483
Temporary Cash Investment (0.6%)
1	Vanguard Market Liquidity
	Fund, 3.522%—Note E
	(Cost $3,222)	3,222,300	3,222
	Total Investments (100.5%)
	(Cost $580,382)		559,705
Other Assets and Liabilities (–0.5%)
	Other Assets—Note B		2,455
	Liabilities—Note E		(5,225)
			(2,770)
	Net Assets (100%)		556,935

At February 29, 2008, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	570,393
Undistributed Net Investment Income	329
Accumulated Net Realized Gains	6,890
Unrealized Depreciation	(20,677)
Net Assets	556,935

Investor Shares—Net Assets
Applicable to 54,580,839 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	432,705
Net Asset Value Per Share—
Investor Shares	$7.93

Institutional Shares—Net Assets
Applicable to 15,652,263 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	124,230
Net Asset Value Per Share—
Institutional Shares	$7.94

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

Statement of Operations

Six Months Ended
February 29, 2008
($000)
Investment Income
Income
Dividends	5,317
Interest[1]	12
Security Lending	22
Total Income	5,351
Expenses
The Vanguard Group—Note B
Investment Advisory Services	25
Management and Administrative
Investor Shares	468
Institutional Shares	39
Marketing and Distribution
Investor Shares	73
Institutional Shares	17
Custodian Fees	38
Shareholders’ Reports
Investor Shares	11
Institutional Shares	—
Total Expense	671
Net Investment Income	4,680
Realized Net Gain (Loss) on Investment Securities Sold	8,541
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(99,701)
Net Increase (Decrease) in Net Assets Resulting from Operations	(86,480)

1  Interest income from an affiliated company of the fund was $12,000.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,680	9,095
Realized Net Gain (Loss)	8,541	12,259
Change in Unrealized Appreciation (Depreciation)	(99,701)	32,031
Net Increase (Decrease) in Net Assets Resulting from Operations	(86,480)	53,385
Distributions
Net Investment Income
Investor Shares	(7,812)	(6,055)
Institutional Shares	(2,061)	(1,389)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(9,873)	(7,444)
Capital Share Transactions—Note F
Investor Shares	(31,012)	97,215
Institutional Shares	33,272	16,384
Net Increase (Decrease) from Capital Share Transactions	2,260	113,599
Total Increase (Decrease)	(94,093)	159,540
Net Assets
Beginning of Period	651,028	491,488
End of Period[1]	556,935	651,028

1  Net Assets—End of Period includes undistributed net investment income of $329,000 and $5,522,000.

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$9.30	$8.51	$8.03	$7.40	$6.87	$6.02
Investment Operations
Net Investment Income	.07	.13	.11	.13[1]	.08	.07
Net Realized and Unrealized Gain (Loss)
on Investments	(1.30)	.78	.47	.62	.52	.84
Total from Investment Operations	(1.23)	.91	.58	.75	.60	.91
Distributions
Dividends from Net Investment Income	(.14)	(.12)	(.10)	(.12)	(.07)	(.06)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.14)	(.12)	(.10)	(.12)	(.07)	(.06)
Net Asset Value, End of Period	$7.93	$9.30	$8.51	$8.03	$7.40	$6.87

Total Return[2]	–13.41%	10.70%	7.25%	10.16%	8.75%	15.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$433	$540	$405	$361	$274	$150
Ratio of Total Expenses to
Average Net Assets	0.24%*	0.24%	0.25%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to
Average Net Assets	1.47%*	1.48%	1.41%	1.74%[1]	1.17%	1.18%
Portfolio Turnover Rate	38%*	20%	51%[3]	12%	8%	14%

1  Net investment income per share and the ratio of net investment income to average net assets include $0.04 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Includes activity related to a change in the fund’s target index.

*  Annualized.

Institutional Shares

	Six Months					Jan. 14,
	Ended					2003[1] to
For a Share Outstanding	February 29,	Year Ended August 31,				Aug. 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$9.32	$8.52	$8.04	$7.41	$6.88	$6.22
Investment Operations
Net Investment Income	.073	.152	.12	.138[2]	.084	.05
Net Realized and Unrealized Gain (Loss)
on Investments	(1.301)	.780	.47	.620	.522	.61
Total from Investment Operations	(1.228)	.932	.59	.758	.606	.66
Distributions
Dividends from Net Investment Income	(.152)	(.132)	(.11)	(.128)	(.076)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.152)	(.132)	(.11)	(.128)	(.076)	—
Net Asset Value, End of Period	$7.94	$9.32	$8.52	$8.04	$7.41	$6.88

Total Return	–13.37%	10.95%	7.37%	10.26%	8.83%	10.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$124	$111	$87	$27	$13	$12
Ratio of Total Expenses to
Average Net Assets	0.11%*	0.11%	0.12%	0.12%	0.12%	0.12%*
Ratio of Net Investment Income to
Average Net Assets	1.60%*	1.61%	1.54%	1.83%[2]	1.30%	1.32%*
Portfolio Turnover Rate	38%*	20%	51%[3]	12%	8%	14%

1  Inception.

2  Net investment income per share and the ratio of net investment income to average net assets include $0.036 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3  Includes activity related to a change in the fund’s target index.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Notes to Financial Statements

Vanguard FTSE Social Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard World Funds. The fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–2007) and for the period ended February 29, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2008, the fund had contributed capital of $51,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2007, the fund had available realized losses of $1,431,000 to offset future net capital gains of $79,000 through August 31, 2012, $985,000 through August 31, 2013, and $367,000 through August 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At February 29, 2008, the cost of investment securities for tax purposes was $580,382,000. Net unrealized depreciation of investment securities for tax purposes was $20,677,000, consisting of unrealized gains of $52,216,000 on securities that had risen in value since their purchase and $72,893,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended February 29, 2008, the fund purchased $195,636,000 of investment securities and sold $199,149,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at February 29, 2008, was $2,951,000, for which the fund received cash collateral of $3,222,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 29, 2008		August 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	48,612	5,446	167,494	17,947
Issued in Lieu of Cash Distributions	7,393	821	5,638	610
Redeemed	(87,017)	(9,693)	(75,917)	(8,154)
Net Increase (Decrease)—Investor Shares	(31,012)	(3,426)	97,215	10,403
Institutional Shares
Issued	50,559	5,618	41,949	4,428
Issued in Lieu of Cash Distributions	1,715	190	1,389	150
Redeemed	(19,002)	(2,100)	(26,954)	(2,794)
Net Increase (Decrease)—Institutional Shares	33,272	3,708	16,384	1,784

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended February 29, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
FTSE Social Index Fund	8/31/2007	2/29/2008	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$865.94	$1.11
Institutional Shares	1,000.00	866.30	0.51
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.67	$1.21
Institutional Shares	1,000.00	1,024.32	0.55

1  The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.24% for Investor Shares and 0.11% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table on page 26 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group; Director of Vanguard Marketing Corporation.
Chief Executive Officer
152 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
152 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
152 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
152 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
152 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
152 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
152 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
152 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
152 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
152 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: President of The Vanguard Group, Inc.,
President since March 2008	and of each of the investment companies served by The Vanguard Group since 2008;
152 Vanguard Funds Overseen	Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group
(1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
152 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	George U. Sauter
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All other marks are the exclusive property of their
respective owners.
Direct Investor Account Services > 800-662-2739
All comparative mutual fund data are from Lipper Inc.
Institutional Investor Services > 800-523-1036	or Morningstar, Inc., unless otherwise noted.

Text Telephone for People
With Hearing Impairment > 800-952-3335	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
This material may be used in conjunction	In addition, you may obtain a free report on how your
with the offering of shares of any Vanguard	fund voted the proxies for securities it owned during
fund only if preceded or accompanied by	the 12 months ended June 30. To get the report, visit
the fund’s current prospectus.	either www.vanguard.com or www.sec.gov.

Vanguard, Connect with Vanguard, and the ship logo
are trademarks of The Vanguard Group, Inc.	You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
“FTSE®” and “FTSE4Good™” are trademarks jointly	at 202-551-8090. Information about your fund is also
owned by the London Stock Exchange plc and The	available on the SEC’s website, and you can receive
Financial Times Limited and are used by FTSE	copies of this information, for a fee, by sending a
International Limited under license. The FTSE4Good	request in either of two ways: via e-mail addressed to
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Limited. FTSE International Limited does not sponsor,	Public Reference Section, Securities and Exchange
endorse, or promote the fund; is not in any way	Commission, Washington, DC 20549-0102.
connected to it; and does not accept any liability in
relation to its issue, operation, and trading.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q2132 042008

>  During the six months ended February 29, the broad U.S. stock market climbed to a record high on October 11, but then slid steeply to return –8.5% for the period.

>  The worst-performing sectors—all with double-digit declines—were telecommunication services, financials, consumer discretionary, and information technology.

>  The only sectors posting gains were energy, materials, and consumer staples.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	4
Consumer Discretionary Index Fund	10
Consumer Staples Index Fund	29
Energy Index Fund	42
Financials Index Fund	56
Health Care Index Fund	78
Industrials Index Fund	94
Information Technology Index Fund	112
Materials Index Fund	131
Telecommunication Services Index Fund	144
Utilities Index Fund	156
About Your Fund’s Expenses	168
Glossary	171

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended February 29, 2008

Admiral™ Shares[1]
	Ticker	Total
	Symbol	Returns
Vanguard Consumer
Discretionary Index Fund	VCDAX	–16.8%
MSCI® US
IMI/Consumer Discretionary		–16.7

Vanguard Consumer Staples
Index Fund	VCSAX	1.1%
MSCI US IMI/Consumer Staples		2.2

Vanguard Energy Index Fund	VENAX	9.4%
MSCI US IMI/Energy		9.0

Vanguard Financials Index Fund	VFAIX	–20.3%
MSCI US IMI/Financials		–20.3

Vanguard Health Care Index Fund	VHCIX	–4.7%
MSCI US IMI/Health Care		–4.5

Vanguard Industrials Index Fund	VINAX	–7.2%
MSCI US IMI/Industrials		–7.1

Vanguard Information
Technology Index Fund	VITAX	–13.2%
MSCI US IMI/Information Technology		–13.1

Vanguard Materials Index Fund	VMIAX	6.6%
MSCI US IMI/Materials		6.6

Vanguard Telecommunication
Services Index Fund	VTCAX	–21.7%
MSCI US IMI/
Telecommunication Services		–19.3

Vanguard Utilities Index Fund	VUIAX	–2.0%
MSCI US IMI/Utilities		–1.7

MSCI US IMI/2500		–8.7%

1

ETF Shares[2]
	Ticker	Total
	Symbol	Returns
Vanguard Consumer
Discretionary ETF	VCR
Market Price		–16.6%
Net Asset Value		–16.7
MSCI US IMI/Consumer Discretionary		–16.7

Vanguard Consumer Staples ETF	VDC
Market Price		1.2%
Net Asset Value		1.1
MSCI US IMI/Consumer Staples		2.2

Vanguard Energy ETF	VDE
Market Price		9.5%
Net Asset Value		9.4
MSCI US IMI/Energy		9.0

Vanguard Financials ETF	VFH
Market Price		–20.1%
Net Asset Value		–20.3
MSCI US IMI/Financials		–20.3

Vanguard Health Care ETF	VHT
Market Price		–4.5%
Net Asset Value		–4.6
MSCI US IMI/Health Care		–4.5

Vanguard Industrials ETF	VIS
Market Price		–7.0%
Net Asset Value		–7.1
MSCI US IMI/Industrials		–7.1

Vanguard Information
Technology ETF	VGT
Market Price		–13.2%
Net Asset Value		–13.2
MSCI US IMI/Information Technology		–13.1

Vanguard Materials ETF	VAW
Market Price		6.7%
Net Asset Value		6.7
MSCI US IMI/Materials		6.6

2

Vanguard Telecommunication
Services ETF	VOX
Market Price		–21.6%
Net Asset Value		–21.7
MSCI US IMI/
Telecommunication Services		–19.3

Vanguard Utilities ETF	VPU
Market Price		–1.7%
Net Asset Value		–1.9
MSCI US IMI/Utilities		–1.7

MSCI US IMI/2500		–8.7%

1  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund. Returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.

2  Vanguard ETF™ Shares are traded on the American Stock Exchange and are available only through brokers. The table shows the ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

Note: MSCI US IMI/2500 is the Morgan Stanley Capital International® US Investable Market 2500 Index.

3

Chairman’s Letter

Dear Shareholder,

The U.S. stock market began the fiscal half-year by climbing to a record high on October 11. As concerns spread about the impact of the housing downturn and related credit market turmoil, the broad stock market began a volatile decline from that high point and ultimately produced a –8.5% return for the six months ended February 29.

Each of the Vanguard U.S. Sector Index Funds reacted differently to the overall economic and market environment, reflecting the business dynamics of each market sector. That is why the portfolios’ returns ranged widely, from –21.7% for the Telecommunication Services Index Fund to 9.4% for the Energy Index Fund.

The funds seeking to track the telecommunication services, financials, consumer discretionary, and information technology sectors underperformed the broad market. The industrials, health care, and utilities sector funds also wound up in negative territory, but they fell a bit less than the overall market did. The energy, materials, and consumer staples sector funds produced gains for the period.

U.S. and foreign stocks fell amid recession, subprime concerns

The U.S. stock market was buffeted over the half-year by tightening global credit markets, a weakening U.S. dollar, and fears of a recession that intensified as the problems stemming from the housing slump continued to spread.

Over the period, large-capitalization stocks fared better than small-caps, growth stocks outpaced their value-oriented counterparts, and international stocks again outperformed U.S. stocks. But these performances should be viewed in relative terms: Each stock group posted a negative return.

Mortgage-market fallout roiled both taxable and tax-exempt bonds

As trouble spread from subprime mortgage-backed securities to other instruments, the credit markets grew treacherous. Investors flocked to higher-quality government and corporate bonds, driving U.S. Treasury bond prices higher.

The broad taxable bond market outpaced stocks, posting a total return of 5.7% for the fiscal half-year as lower interest rates among Treasury securities depressed yields and pushed up prices. By contrast, tax-exempt municipal bonds returned –0.6%, as fixed income investors pulled back from all but the highest-quality, most liquid securities—preferably Treasuries. This, combined with concerns about the financial strength of the insurers backing some of the highest-quality municipal bonds, pushed municipal yields above those of Treasuries, a historically unusual relationship.

4

Market Barometer
	Total Returns
	Periods Ended February 29, 2008
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	–8.4%	–3.8%	12.2%
Russell 2000 Index (Small-caps)	–12.9	–12.4	15.1
Dow Jones Wilshire 5000 Index (Entire market)	–8.5	–4.1	12.9
MSCI All Country World Index ex USA (International)	–1.5	7.8	24.1

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	5.7%	7.3%	4.5%
Lehman Municipal Bond Index	–0.6	–1.2	3.4
Citigroup 3-Month Treasury Bill Index	1.9	4.4	3.0

CPI
Consumer Price Index	1.8%	4.0%	2.9%

1 Annualized.

The Federal Reserve Board responded to the credit-market turmoil and deteriorating economic outlook with aggressive reductions in its target for the federal funds rate. The Fed began a series of five rate cuts early in the fiscal half-year, ending with two cuts in January. The target rate stood at 3.0% at the end of the period, the lowest level since June 2005, and investors anticipated more rate cuts.

A variety of factors affected the sector index funds’ returns

The Vanguard U.S. Sector Index Funds produced a wide variety of returns during the fiscal half-year ended February 29. Seven of the ten sector funds posted negative results, with four of those in double digits; three funds reported gains.

The Telecommunication Services Index Fund, which invested in the smallest sector, produced the largest loss. The fund declined –21.7%, as rivals Sprint Nextel, Verizon, and AT&T all posted poor results. As you would expect, the Financials Index Fund was pummeled by worries over the widening impact of the subprime mortgage crisis. This fund, which invested in the market’s largest sector, posted a –20.3% return.

The Information Technology Index Fund, which invested in the second-largest sector, reported a –13.2% return, as investors anticipated that spending for computer software, hardware, and services would slow in coming months. Stocks of Cisco Systems, Intel, Microsoft, and Apple were among the largest losers for the period.

The Consumer Discretionary Index Fund returned –16.8%. This sector is particularly sensitive to slowing economic activity because it is easy for worried consumers to cut back their spending at the restaurants, retailers, and entertainment purveyors that compete for discretionary dollars. Among the hardest-hit stocks in the group were those of multiline retailers (such as JC Penney, Kohl’s, Macy’s, and Target), specialty retailers (especially Home Depot and Lowe’s), and media companies (such as Comcast and Time Warner).

Declines were not as steep for the sector funds that invest in industrials (–7.2%), health care (–4.7%), and utilities (–2.0%). In the industrials group, General Electric stock was notably hard-hit. Among health-related companies, pharmaceuticals and managed health care stocks were especially weak. Meanwhile, declines in the utilities sector were broad-based.

5

Surging oil prices underpinned the Energy Index Fund’s 9.4% return, the highest among the sector funds. The stocks of exploration and production companies and of large integrated oil giants were the fund’s major contributors. The Materials Index Fund produced a 6.6% return as agricultural commodity prices escalated. Monsanto, the agricultural company, and Mosaic, the fertilizer maker, were among the major contributors to the fund’s return. The Consumer Staples Index Fund, which includes firms that produce products and services that consumers find difficult to give up, even in a slowing economy, delivered a 1.1% return.

The funds’ advisor, Vanguard Quantitative Equity Group, generally succeeded in capturing the returns of the target indexes, typically lagging by amounts consistent with the funds’ real-world operating and transaction costs. Two exceptions to this pattern were the Telecommunication Services and Consumer Staples Index Funds, which, because of regulatory limits on holdings of individual securities, weren’t able to completely replicate the holdings of their respective indexes.

Sector index funds can serve to widen a portfolio’s diversity

By their nature, sector funds focus on narrow slices of the stock market. Because of the normal volatility associated with any single sector, investing in a sector fund on a stand-alone basis can entail unnecessary risk.

The story is different in a broadly diversified portfolio, where the mix of returns across all sectors can serve to dilute risk. In this regard, Vanguard’s sector funds offer an excellent way to manage risk by “filling in” the gaps in a portfolio that requires further diversification. Vanguard’s history of low costs and skillful execution of indexing strategies have helped many investors capture a larger share of their chosen sector’s returns.

In addition to diversifying within your stock investments, you can further dilute risk by balancing your portfolio across asset classes with investments in bonds and cash. Indeed, studies have shown that an investor’s most important decision in establishing a well-constructed portfolio is selecting the mix of assets, rather than the individual investments themselves.

As I close this report to you, it’s my pleasure to introduce the fund’s new president, F. William McNabb III. Bill is a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for them.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the fund’s board elected him president, effective March 1, and designated him my successor as chief executive officer, a role he will assume within a year, after an orderly transition. Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

March 14, 2008

6

Your Fund’s Performance at a Glance
August 31, 2007–February 29, 2008

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Consumer Discretionary Index Fund
Admiral Shares	$31.02	$25.64	$0.200	$0.000
ETF Shares	60.02	49.55	0.460	0.000
Consumer Staples Index Fund
Admiral Shares	$33.22	$33.07	$0.560	$0.000
ETF Shares	67.35	67.02	1.159	0.000
Energy Index Fund
Admiral Shares	$50.36	$54.66	$0.450	$0.000
ETF Shares	100.92	109.51	0.940	0.000
Financials Index Fund
Admiral Shares	$30.10	$23.63	$0.425	$0.000
ETF Shares	60.04	47.14	0.861	0.000
Health Care Index Fund
Admiral Shares	$29.82	$28.07	$0.395	$0.000
ETF Shares	59.65	56.15	0.820	0.000
Industrials Index Fund
Admiral Shares	$37.94	$34.76	$0.500	$0.000
ETF Shares	73.94	67.75	0.981	0.000
Information Technology Index Fund
Admiral Shares	$29.95	$25.92	$0.085	$0.000
ETF Shares	58.52	50.65	0.175	0.000
Materials Index Fund
Admiral Shares	$41.75	$43.90	$0.640	$0.000
ETF Shares	82.10	86.32	1.277	0.000
Telecommunication Services Index Fund
Admiral Shares	$41.01	$31.30	$1.000	$0.000
ETF Shares	80.60	61.47	1.998	0.000
Utilities Index Fund
Admiral Shares	$40.60	$39.27	$0.590	$0.000
ETF Shares	80.92	78.25	1.198	0.000

7

ETF Premium/Discount Record

The extent to which the funds’ ETF Shares have traded at a premium or a discount to net asset value (NAV) since inception. Market prices for ETF Shares, and for exchange-traded funds in general, can deviate from the NAV of the underlying securities.

			Market Price
			Above or Equal to		Market Price Below
			Net Asset Value		Net Asset Value
	Basis Point	Number	Percentage of	Number	Percentage of
	Differential[2]	of Days	Total Days	of Days	Total Days
January 26, 2004[1]–February 29, 2008
Consumer Discretionary ETF	0–24.9	538	52.08%	449	43.47%
	25–49.9	31	3.00	6	0.58
	50–74.9	1	0.10	2	0.19
	75–100.0	0	0.00	0	0.00
	>100.0	2	0.19	4	0.39
	Total	572	55.37%	461	44.63%
January 26, 2004[1]–February 29, 2008
Consumer Staples ETF	0–24.9	568	54.99%	447	43.28%
	25–49.9	11	1.06	5	0.48
	50–74.9	0	0.00	0	0.00
	75–100.0	0	0.00	2	0.19
	>100.0	0	0.00	0	0.00
	Total	579	56.05%	454	43.95%
September 23, 2004[1]–February 29, 2008
Energy ETF	0–24.9	447	51.62%	409	47.22%
	25–49.9	6	0.69	3	0.35
	50–74.9	0	0.00	1	0.12
	75–100.0	0	0.00	0	0.00
	>100.0	0	0.00	0	0.00
	Total	453	52.31%	413	47.69%
January 26, 2004[1]–February 29, 2008
Financials ETF	0–24.9	569	55.08%	411	39.80%
	25–49.9	34	3.29	8	0.77
	50–74.9	1	0.10	2	0.19
	75–100.0	2	0.19	2	0.19
	>100.0	1	0.10	3	0.29
	Total	607	58.76%	426	41.24%
January 26, 2004[1]–February 29, 2008
Health Care ETF	0–24.9	619	59.92%	402	38.92%
	25–49.9	7	0.68	5	0.48
	50–74.9	0	0.00	0	0.00
	75–100.0	0	0.00	0	0.00
	>100.0	0	0.00	0	0.00
	Total	626	60.60%	407	39.40%
September 23, 2004[1]–February 29, 2008
Industrials ETF	0–24.9	421	48.60%	399	46.07%
	25–49.9	34	3.93	5	0.58
	50–74.9	1	0.12	0	0.00
	75–100.0	2	0.23	1	0.12
	>100.0	1	0.12	2	0.23
	Total	459	53.00%	407	47.00%

1  Inception.

2  One basis point equals 1/100 of a percentage point.

8

ETF Premium/Discount Record (continued)

			Market Price
			Above or Equal to		Market Price Below
			Net Asset Value		Net Asset Value
	Basis Point	Number	Percentage of	Number	Percentage of
	Differential[2]	of Days	Total Days	of Days	Total Days
January 26, 2004[1]–February 29, 2008
Information Technology ETF	0–24.9	586	56.72%	406	39.31%
	25–49.9	14	1.36	10	0.97
	50–74.9	1	0.10	2	0.19
	75–100.0	0	0.00	2	0.19
	>100.0	5	0.48	7	0.68
	Total	606	58.66%	427	41.34%
January 26, 2004[1]–February 29, 2008
Materials ETF	0–24.9	495	47.91%	525	50.82%
	25–49.9	1	0.10	2	0.19
	50–74.9	1	0.10	7	0.68
	75–100.0	0	0.00	1	0.10
	>100.0	1	0.10	0	0.00
	Total	498	48.21%	535	51.79%
September 23, 2004[1]–February 29, 2008
Telecommunication Services ETF	0–24.9	390	45.03%	415	47.92%
	25–49.9	35	4.04	8	0.92
	50–74.9	1	0.12	3	0.35
	75–100.0	2	0.23	2	0.23
	>100.0	3	0.35	7	0.81
	Total	431	49.77%	435	50.23%
January 26, 2004[1]–February 29, 2008
Utilities ETF	0–24.9	526	50.92%	491	47.53%
	25–49.9	5	0.48	7	0.68
	50–74.9	0	0.00	1	0.10
	75–100.0	0	0.00	1	0.10
	>100.0	0	0.00	2	0.19
	Total	531	51.40%	502	48.60%

1  Inception.

2  One basis point equals 1/100 of a percentage point.

9

Consumer Discretionary Index Fund

Consumer Discretionary Index Fund

Fund Profile

As of February 29, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	416	416	2,454
Median Market Cap	$14.3B	$14.3B	$35.8B
Price/Earnings Ratio	17.0x	17.0x	16.7x
Price/Book Ratio	2.2x	2.2x	2.5x
Yield[3]		1.4%	2.0%
Admiral Shares	1.2%
ETF Shares	1.3%
Return on Equity	15.6%	15.6%	19.8%
Earnings Growth Rate	16.6%	16.7%	20.5%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	14.6%[4]	—	—
Expense Ratio		—	—
Admiral Shares	0.25%[4]
ETF Shares	0.20%[4]
Short-Term Reserves	0.2%	—	—

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.67
Beta	1.00	1.09

10

Consumer Discretionary Index Fund

Industry Diversification (% of equity exposure)

Advertising	1.8%
Apparel Retail	5.3
Apparel, Accessories & Luxury Goods	2.8
Auto Parts & Equipment	3.1
Automobile Manufacturers	1.8
Automotive Retail	1.6
Broadcasting & Cable TV	12.9
Casinos & Gaming	3.5
Computer & Electronics Retail	1.8
Department Stores	3.7
Education Services	1.5
Footwear	2.1
General Merchandise Stores	3.6
Home Improvement Retail	6.3
Homebuilding	1.7
Hotels, Resorts & Cruise Lines	3.9
Household Appliances	1.3
Housewares & Specialties	1.7
Internet Retail	2.7
Leisure Products	1.3
Movies & Entertainment	13.8
Publishing	2.9
Restaurants	9.5
Specialized Consumer Services	1.3
Specialty Stores	2.8
Other Consumer Discretionary	5.3

Ten Largest Holdings[6] (% of total net assets)

McDonald’s Corp.	4.7%
The Walt Disney Co.	4.3
Comcast Corp.	4.2
Time Warner, Inc.	4.1
Home Depot, Inc.	3.3
News Corp.	3.1
Target Corp.	3.0
Lowe’s Cos., Inc.	2.6
Liberty Media Corp.	1.6
Viacom Inc. Class B	1.6
Top Ten	32.5%

1  MSCI US IMI/Consumer Discretionary.

2  MSCI US IMI/2500.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary on page 171.

4  Annualized.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 171.

6  “Ten Largest Holdings” excludes any temporary cash investments and

11

Consumer Discretionary Index Fund

equity index products.

12

Consumer Discretionary Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 26, 2004–February 29, 2008

Average Annual Total Returns: Periods Ended December 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception
ETF Shares	1/26/2004
Market Price		–11.66%	2.29%
Net Asset Value		–11.53	2.30
Admiral Shares[2]	7/14/2005	–11.58	–0.25

1  Six months ended February 29, 2008.

2  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year. Note: See Financial Highlights tables on page 27 and 28 for dividend and capital gains information.

13

Consumer Discretionary Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 29, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)
Auto Components (3.6%)
	Johnson Controls, Inc.	53,987	1,774
*	The Goodyear Tire &
	Rubber Co.	17,095	463
	BorgWarner, Inc.	10,491	452
	Autoliv, Inc.	7,055	352
	WABCO Holdings Inc.	5,563	232
	Gentex Corp.	12,247	197
*	Lear Corp.	6,299	174
*	TRW Automotive
	Holdings Corp.	5,060	112
*	Tenneco Automotive, Inc.	4,225	107
	Cooper Tire & Rubber Co.	5,427	98
	American Axle &
	Manufacturing Holdings, Inc.	4,158	82
	ArvinMeritor, Inc.	6,304	71
*	Exide Technologies	6,861	70
*	Drew Industries, Inc.	1,802	49
*	Visteon Corp.	11,657	41
*	Aftermarket Technology Corp.	1,997	37
	Superior Industries
	International, Inc.	2,122	37
	Modine Manufacturing Co.	2,807	35
*	Raser Technologies, Inc.	3,117	27
	Sauer-Danfoss, Inc.	1,116	24
	Spartan Motors, Inc.	2,838	23
			4,457
Automobiles (2.4%)
*	Ford Motor Co.	157,651	1,029
	General Motors Corp.	41,165	958
	Harley-Davidson, Inc.	21,943	815
	Thor Industries, Inc.	3,310	101
	Winnebago Industries, Inc.	2,646	53
*	Fleetwood Enterprises, Inc.	6,116	26
	Monaco Coach Corp.	2,609	26
			3,008
Distributors (0.7%)
	Genuine Parts Co.	15,286	631
*	LKQ Corp.	10,519	223

14

Consumer Discretionary Index Fund

*	Core-Mark Holding Co., Inc.	704	19
	Building Materials
	Holding Corp.	592	3
			876
Diversified Consumer Services (2.8%)
*	Apollo Group, Inc. Class A	12,847	789
	H & R Block, Inc.	29,482	550
	Service Corp. International	25,747	278
	DeVry, Inc.	5,421	238
	Strayer Education, Inc.	1,309	204
*	ITT Educational Services, Inc.	3,621	200
	Sotheby’s	5,470	185
	Weight Watchers
	International, Inc.	2,899	136
	Matthews International Corp.	2,817	126
*	Bright Horizons
	Family Solutions, Inc.	2,405	108
	Regis Corp.	4,051	101
*	Career Education Corp.	5,848	87
*	Coinstar, Inc.	2,519	73
*	INVESTools Inc.	5,414	63
*	Corinthian Colleges, Inc.	7,777	62
	Jackson Hewitt
	Tax Service Inc.	2,730	57
	Stewart Enterprises, Inc.
	Class A	8,904	53
*	Steiner Leisure Ltd.	1,476	48
*	Pre-Paid Legal Services, Inc.	861	41
*	Universal Technical
	Institute Inc.	2,158	27
*	Capella Education Co.	403	21
			3,447
Hotels, Restaurants & Leisure (17.1%)
	McDonald’s Corp.	107,497	5,817
	Yum! Brands, Inc.	46,220	1,592
	Carnival Corp.	39,711	1,563
	International Game Technology	28,662	1,294
*	Starbucks Corp.	66,386	1,193
	Marriott International, Inc.
	Class A	30,092	1,026
	Starwood Hotels &
	Resorts Worldwide, Inc.	18,027	853
*	Las Vegas Sands Corp.	9,688	807
	Tim Hortons, Inc.	16,977	597
	Wynn Resorts Ltd.	5,735	578
*	MGM Mirage, Inc.	8,898	548
	Royal Caribbean Cruises, Ltd.	12,476	437
	Darden Restaurants Inc.	12,176	375
	Wyndham Worldwide Corp.	16,115	357
*	Penn National Gaming, Inc.	6,689	307
	Orient-Express Hotel Ltd.	3,837	208
	Wendy’s International, Inc.	7,982	194
	Brinker International, Inc.	9,595	177

15

Consumer Discretionary Index Fund

	Burger King Holdings Inc.	6,798	174
*	Bally Technologies Inc.	4,449	169
*	Jack in the Box Inc.	5,658	149
*	WMS Industries, Inc.	3,908	148
*	Chipotle Mexican Grill, Inc.
	Class B	1,582	136
*	Scientific Games Corp.	6,335	131
*	The Cheesecake Factory Inc.	6,190	129
*	Sonic Corp.	5,767	123
*	Chipotle Mexican Grill, Inc.	1,233	122
*	Gaylord Entertainment Co.	3,786	114
*	Vail Resorts Inc.	2,475	112
	International Speedway Corp.	2,794	111
	Boyd Gaming Corp.	5,203	110
	Choice Hotels International, Inc.	3,258	106
*	Panera Bread Co.	2,798	105
	Bob Evans Farms, Inc.	3,209	93
*	Life Time Fitness, Inc.	3,039	88
*	Pinnacle Entertainment, Inc.	5,461	86
*	CEC Entertainment Inc.	2,945	79
	CBRL Group, Inc.	2,134	78
	IHOP Corp.	1,426	65
*	P.F. Chang’s China Bistro, Inc.	2,249	64
	Domino’s Pizza, Inc.	4,228	56
*	Papa John’s International, Inc.	2,065	54
	CKE Restaurants Inc.	4,722	52
*	Red Robin
	Gourmet Burgers, Inc.	1,484	49
*	Texas Roadhouse, Inc.	5,161	48
	Ameristar Casinos, Inc.	2,349	46
*	Morgans Hotel Group	2,862	44
	Speedway Motorsports, Inc.	1,440	42
	Churchill Downs, Inc.	896	41
	Triarc Cos., Inc. Class B	4,297	36
*	California Pizza Kitchen, Inc.	2,509	35
*	Buffalo Wild Wings Inc.	1,492	35
	The Marcus Corp.	2,010	32
*	Peet’s Coffee & Tea Inc.	1,319	31
*	Shuffle Master, Inc.	3,186	26
*	Denny’s Corp.	8,029	25
	Landry’s Restaurants, Inc.	1,394	25
	Ambassadors Group, Inc.	1,352	24
	O’Charley’s Inc.	2,140	24
*	BJ’s Restaurants Inc.	1,540	21
*	Steak n Shake Co.	2,473	21
*	Monarch Casino & Resort, Inc.	1,105	18
*	AFC Enterprises, Inc.	2,356	18
*	Six Flags, Inc.	8,789	17
*	Great Wolf Resorts, Inc.	2,481	17
*	Bluegreen Corp.	1,979	17
	Triarc Cos., Inc. Class A	1,833	16
*	Krispy Kreme Doughnuts, Inc.	5,774	15
	Dover Downs Gaming &

16

Consumer Discretionary Index Fund

	Entertainment, Inc.	1,412	13
*	MTR Gaming Group Inc.	2,135	12
*	Isle of Capri Casinos, Inc.	1,313	12
*	Ruth’s Chris Steak House Inc.	1,620	11
*	Trump Entertainment
	Resorts, Inc.	2,667	11
*	Jamba Inc.	4,163	10
*	Town Sports
	International Holdings, Inc.	1,067	9
	Ruby Tuesday, Inc.	937	7
*	Magna Entertainment Corp.
	Class A	3,555	3
			21,388
Household Durables (6.1%)
	Fortune Brands, Inc.	13,988	909
	Garmin Ltd.	10,845	637
	Whirlpool Corp.	7,046	594
	Newell Rubbermaid, Inc.	25,148	571
	Black & Decker Corp.	5,683	391
	D. R. Horton, Inc.	25,501	358
*	Mohawk Industries, Inc.	4,969	355
	The Stanley Works	6,722	326
	Pulte Homes, Inc.	19,583	265
	Leggett & Platt, Inc.	15,464	258
*	Toll Brothers, Inc.	11,944	253
	Snap-On Inc.	4,981	249
	Centex Corp.	10,941	243
	Lennar Corp. Class A	11,655	217
	Harman International
	Industries, Inc.	5,237	216
	Tupperware Brands Corp.	5,611	205
*	NVR, Inc.	370	200
*	Jarden Corp.	7,052	170
	KB Home	6,938	166
	MDC Holdings, Inc.	3,324	139
	American Greetings Corp.
	Class A	4,677	88
	Tempur-Pedic International Inc.	4,370	76
	Ethan Allen Interiors, Inc.	2,582	70
	Ryland Group, Inc.	2,287	65
*	Champion Enterprises, Inc.	7,071	63
	Furniture Brands
	International Inc.	4,306	56
	Blyth, Inc.	2,347	47
*	Helen of Troy Ltd.	2,627	41
	La-Z-Boy Inc.	4,878	41
	Sealy Corp.	3,886	35
*	Universal Electronics, Inc.	1,368	31
*	Meritage Corp.	2,017	31
*	Hovnanian Enterprises Inc.
	Class A	3,227	29
	Standard Pacific Corp.	6,561	27
	CSS Industries, Inc.	725	25

17

Consumer Discretionary Index Fund

	Beazer Homes USA, Inc.	3,530	25
*	Avatar Holding, Inc.	518	22
	M/I Homes, Inc.	1,201	20
*	iRobot Corp.	1,073	20
	Brookfield Homes Corp.	1,202	18
*	WCI Communities, Inc.	3,043	12
*	Palm Harbor Homes, Inc.	1,013	5
			7,569
Internet & Catalog Retail (3.3%)
*	Amazon.com, Inc.	28,318	1,826
*	Liberty Media Corp.–
	Interactive Series A	52,548	755
*	Expedia, Inc.	17,683	405
*	Priceline.com, Inc.	3,310	377
*	IAC/InterActiveCorp	17,663	351
*	Netflix.com, Inc.	4,585	145
*	Blue Nile Inc.	1,310	58
*	Gaiam, Inc.	1,442	31
*	GSI Commerce, Inc.	1,990	29
	FTD Group, Inc.	1,753	24
*	1-800-FLOWERS.COM, Inc.	2,330	19
*	Shutterfly, Inc.	1,150	18
*	ValueVision Media, Inc.	2,880	15
*	Stamps.com Inc.	1,649	15
*	NutriSystem, Inc.	995	14
*	Overstock.com, Inc.	1,388	14
	Systemax Inc.	1,011	11
			4,107
Leisure Equipment & Products (1.6%)
	Mattel, Inc.	33,558	648
	Eastman Kodak Co.	25,922	440
	Hasbro, Inc.	12,809	330
	Brunswick Corp.	7,986	130
	Polaris Industries, Inc.	3,235	124
	Callaway Golf Co.	6,127	93
	Pool Corp.	4,435	85
*	JAKKS Pacific, Inc.	2,443	68
*	RC2 Corp.	1,853	34
*	MarineMax, Inc.	1,671	21
*	Leapfrog Enterprises, Inc.	3,021	17
*	Smith & Wesson Holding Corp.	2,991	15
	Nautilus Inc.	2,848	12
	Arctic Cat, Inc.	1,282	10
	Marine Products Corp.	1,199	9
			2,036
Media (31.3%)
	The Walt Disney Co.	164,240	5,323
	Time Warner, Inc.	328,083	5,121
*	Comcast Corp. Class A	173,711	3,394
	News Corp., Class A	165,311	3,043
*	Viacom Inc. Class B	51,595	2,051
*	Comcast Corp. Special
	Class A	95,240	1,843

18

Consumer Discretionary Index Fund

*	DIRECTV Group, Inc.	63,127	1,581
	Clear Channel
	Communications, Inc.	43,004	1,376
	Omnicom Group Inc.	29,709	1,327
*	Liberty Media Corp.–
	Capital Series A	11,195	1,300
	CBS Corp.	53,778	1,227
	The McGraw-Hill Cos., Inc.	29,898	1,224
	News Corp., Class B	40,359	771
	Gannett Co., Inc.	20,985	633
*	Liberty Global, Inc. Class A	16,208	609
*	Liberty Global, Inc. Series C	16,655	584
*	DISH Network Corp.	18,846	559
*	Cablevision Systems
	NY Group Class A	20,806	557
*	Discovery Holding Co.
	Class A	24,187	546
*	Time Warner Cable, Inc.	16,276	444
	Washington Post Co.
	Class B	526	381
	Virgin Media Inc.	25,103	377
*	Interpublic Group of
	Cos., Inc.	42,480	366
*	Sirius Satellite Radio, Inc.	124,540	354
*	XM Satellite Radio
	Holdings, Inc.	28,625	338
	E.W. Scripps Co. Class A	8,036	336
	Lamar Advertising Co.
	Class A	6,976	266
	New York Times Co. Class A	12,342	230
*	DreamWorks
	Animation SKG, Inc.	6,546	166
	Meredith Corp.	3,491	151
*	Marvel Entertainment, Inc.	5,496	138
	John Wiley & Sons Class A	3,673	134
	Regal Entertainment Group
	Class A	6,449	127
	Arbitron Inc.	2,681	112
*	Gemstar-TV Guide
	International, Inc.	23,438	111
*	Scholastic Corp.	3,024	105
*	CTC Media, Inc.	3,473	102
*	Lions Gate
	Entertainment Corp.	10,810	102
	Interactive Data Corp.	3,429	100
*	Getty Images, Inc.	3,014	97
	Belo Corp. Class A	8,043	95
*	Morningstar, Inc.	1,403	91
	National CineMedia Inc.	3,806	82
*	TiVo Inc.	8,532	74
	Harte-Hanks, Inc.	4,287	72
*	Live Nation, Inc.	6,014	71
	Idearc Inc.	13,286	64

19

Consumer Discretionary Index Fund

	The McClatchy Co. Class A	5,193	50
*	Valassis Communications, Inc.	4,313	48
	Hearst-Argyle Television Inc.	2,170	48
*	R.H. Donnelley Corp.	6,482	46
	Sinclair Broadcast Group, Inc.	4,768	44
	Cinemark Holdings Inc.	2,922	42
	Lee Enterprises, Inc.	3,747	39
	RCN Corp.	3,416	38
	CKX, Inc.	3,946	35
*	Cox Radio, Inc.	3,150	35
	World Wrestling
	Entertainment, Inc.	1,947	34
*	Entravision
	Communications Corp.	5,906	34
*	Knology, Inc.	2,716	33
	Journal Communications, Inc.	4,585	32
	Entercom
	Communications Corp.	2,670	30
	Media General, Inc. Class A	1,847	29
*	Lin TV Corp.	2,456	25
*	Mediacom
	Communications Corp.	5,593	24
*	Fisher Communications, Inc.	721	23
	Gray Television, Inc.	3,802	22
	Warner Music Group Corp.	3,417	21
	Citadel Broadcasting Corp.	17,756	20
	GateHouse Media, Inc.	3,115	20
*	AH Belo Corp.	1,588	19
*	LodgeNet Interactive Corp.	1,869	17
*	Cumulus Media Inc.	3,031	17
*	Playboy Enterprises, Inc.
	Class B	1,910	15
*	Martha Stewart
	Living Omnimedia, Inc.	2,171	15
	PRIMEDIA Inc.	1,807	14
*	Harris Interactive Inc.	4,502	12
	Westwood One, Inc.	6,685	12
*	Radio One, Inc. Class D	7,161	9
*	Emmis Communications, Inc.	2,941	9
*	Charter Communications, Inc.	6,762	7
			39,073
Multiline Retail (7.3%)
	Target Corp.	71,728	3,774
*	Kohl’s Corp.	27,487	1,222
	Macy’s Inc.	39,164	967
	J.C. Penney Co., Inc.
	(Holding Co.)	19,149	885
*	Sears Holdings Corp.	6,881	658
	Nordstrom, Inc.	16,873	625
*	Dollar Tree Stores, Inc.	8,890	239
	Family Dollar Stores, Inc.	12,424	238
*	Saks Inc.	11,557	180
*	Big Lots Inc.	8,201	138

20

Consumer Discretionary Index Fund

	Dillard’s Inc.	5,576	82
*	99 Cents Only Stores	4,639	43
	Fred’s, Inc.	3,415	30
*	Retail Ventures, Inc.	2,719	18
	Tuesday Morning Corp.	2,909	16
	Bon-Ton Stores, Inc.	828	5
			9,120
Specialty Retail (18.5%)
	Home Depot, Inc.	153,436	4,074
	Lowe’s Cos., Inc.	133,370	3,197
	Staples, Inc.	64,124	1,427
	Best Buy Co., Inc.	32,042	1,378
	TJX Cos., Inc.	40,420	1,294
	The Gap, Inc.	50,775	1,024
*	Bed Bath & Beyond, Inc.	24,334	690
	Abercrombie & Fitch Co.	7,918	614
*	GameStop Corp. Class A	13,182	558
	Sherwin-Williams Co.	9,712	503
*	AutoZone Inc.	4,135	476
	Tiffany & Co.	12,327	464
	Limited Brands, Inc.	28,707	438
	American Eagle Outfitters, Inc.	17,655	377
*	CarMax, Inc.	19,618	360
	Ross Stores, Inc.	12,501	348
	Advance Auto Parts, Inc.	9,167	307
*	Urban Outfitters, Inc.	10,515	303
*	Office Depot, Inc.	24,562	279
*	O’Reilly Automotive, Inc.	9,884	266
	PetSmart, Inc.	11,942	257
*	Dick’s Sporting Goods, Inc.	7,688	212
	RadioShack Corp.	11,796	206
	Williams-Sonoma, Inc.	8,469	198
*	Aeropostale, Inc.	7,028	189
*	AutoNation, Inc.	12,546	183
	Guess ?, Inc.	4,281	176
	Foot Locker, Inc.	14,041	173
*	Chico’s FAS, Inc.	15,873	148
	OfficeMax, Inc.	6,898	147
*	J. Crew Group, Inc.	3,556	142
*	AnnTaylor Stores Corp.	5,892	142
	Barnes & Noble, Inc.	4,744	133
*	Tractor Supply Co.	3,212	120
*	The Gymboree Corp.	2,768	110
	Men’s Wearhouse, Inc.	4,655	107
*	Rent-A-Center, Inc.	6,204	106
*	Collective Brands, Inc.	5,972	94
*	Zale Corp.	4,505	87
*	Tween Brands, Inc.	2,833	84
	Aaron Rents, Inc.	4,020	79
*	Pacific Sunwear of
	California, Inc.	6,478	72
	Penske Automotive Group Inc.	3,841	69
	Circuit City Stores, Inc.	15,294	68

21

Consumer Discretionary Index Fund

*	Charming Shoppes, Inc.	11,897	66
*	Genesco, Inc.	2,063	62
*	The Dress Barn, Inc.	4,660	61
*	Sally Beauty Co. Inc.	7,494	57
	Brown Shoe Co., Inc.	3,875	57
	The Buckle, Inc.	1,235	56
	The Pep Boys
	(Manny, Moe & Jack)	4,713	54
*	Cabela’s Inc.	3,879	53
	Group 1 Automotive, Inc.	2,113	52
	Borders Group, Inc.	5,438	50
	Sonic Automotive, Inc.	2,827	50
	Stage Stores, Inc.	3,915	50
*	The Children’s Place
	Retail Stores, Inc.	2,306	49
	Asbury Automotive Group, Inc.	3,291	46
*	Hibbett Sports Inc.	2,856	45
	Cato Corp. Class A	2,812	44
*	Pier 1 Imports Inc.	8,272	43
*	Charlotte Russe Holding Inc.	2,104	41
*	Jos. A. Bank Clothiers, Inc.	1,699	39
	Christopher & Banks Corp.	3,426	37
*	CSK Auto Corp.	4,063	37
*	Jo-Ann Stores, Inc.	2,030	34
	bebe stores, inc.	2,555	31
*	Blockbuster Inc. Class A	10,105	31
	Monro Muffler Brake, Inc.	1,822	31
*	Zumiez Inc.	1,474	26
*	DSW Inc. Class A	1,344	24
	Big 5 Sporting Goods Corp.	2,100	19
*	Blockbuster Inc. Class B	6,777	19
	Talbots Inc.	2,263	19
*	Hot Topic, Inc.	3,987	18
*	Select Comfort Corp.	4,268	18
*	Nexcen Brands, Inc.	4,303	17
*	Build-A-Bear-Workshop, Inc.	1,449	17
	Stein Mart, Inc.	2,763	16
	Lithia Motors, Inc.	1,579	16
*	Citi Trends Inc.	1,037	15
*	New York & Co., Inc.	2,517	15
*	A.C. Moore Arts & Crafts, Inc.	1,480	13
	Finish Line, Inc.	3,842	11
*	Conn’s, Inc.	626	8
*	Coldwater Creek Inc.	1,128	6
			23,132
Textiles, Apparel & Luxury Goods (4.9%)
	NIKE, Inc. Class B	33,834	2,037
*	Coach, Inc.	33,457	1,014
	VF Corp.	7,991	608
	Polo Ralph Lauren Corp.	5,380	335
*	Hanesbrands Inc.	8,647	252
	Phillips-Van Heusen Corp.	5,132	187
	Liz Claiborne, Inc.	9,024	160

22

Consumer Discretionary Index Fund

*	The Warnaco Group, Inc.	4,175	157
*	Fossil, Inc.	4,415	142
	Wolverine World Wide, Inc.	4,877	129
*	Deckers Outdoor Corp.	1,121	124
	Jones Apparel Group, Inc.	7,682	108
*	Quiksilver, Inc.	11,367	102
*	Iconix Brand Group Inc.	4,673	97
*	Under Armour, Inc.	2,558	94
*	Carter’s, Inc.	5,246	81
*	Timberland Co.	4,623	69
*	Crocs, Inc.	2,742	67
*	Skechers U.S.A., Inc.	2,994	64
	Columbia Sportswear Co.	1,312	54
	UniFirst Corp.	1,244	48
	K-Swiss, Inc.	2,450	36
	Movado Group, Inc.	1,779	34
	Oxford Industries, Inc.	1,517	32
*	Steven Madden, Ltd.	1,886	32
*	Volcom, Inc.	1,501	30
*	True Religion Apparel, Inc.	1,446	30
	Kenneth Cole Productions, Inc.	1,069	16
*	Heelys Inc.	1,041	5
			6,144
Total Common Stocks
(Cost $151,121)			124,357
Temporary Cash Investment (0.2%)
1	Vanguard Market
	Liquidity Fund, 3.522%
	(Cost $266) 265,725		266
Total Investments (99.8%)
(Cost $151,387)			124,623
Other Assets and Liabilities (0.2%)
Other Assets—Note B			1,244
Liabilities			(1,045)
			199
Net Assets (100%)			124,822

At February 29, 2008, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	155,682
Undistributed Net Investment Income	113
Accumulated Net Realized Losses	(4,209)
Unrealized Depreciation	(26,764)
Net Assets	124,822

Admiral Shares—Net Assets
Applicable to 32,327 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	829
Net Asset Value Per Share—
Admiral Shares	$25.64

23

Consumer Discretionary Index Fund

ETF Shares—Net Assets
Applicable to 2,502,208 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	123,993
Net Asset Value Per Share—
ETF Shares	$49.55

•  See Note A in Notes to Financial Statements.

* Non-income-producing security.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day SEC yield.

2  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

24

Consumer Discretionary Index Fund

Statement of Operations

Six Months Ended
February 29, 2008
($000)
Investment Income
Income
Dividends	913
Interest[1]	4
Total Income	917
Expenses
The Vanguard Group—Note B
Investment Advisory Services	11
Management and Administrative
Admiral Shares	1
ETF Shares	87
Marketing and Distribution
Admiral Shares	—
ETF Shares	18
Custodian Fees	12
Shareholders’ Reports
Admiral Shares	—
ETF Shares	4
Total Expenses	133
Net Investment Income	784
Realized Net Gain (Loss) on
Investment Securities Sold	(1,044)
Change in Unrealized Appreciation
(Depreciation) of Investment Securities	(24,356)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(24,616)

25

Consumer Discretionary Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	784	833
Realized Net Gain (Loss)	(1,044)	8,674
Change in Unrealized Appreciation (Depreciation)	(24,356)	191
Net Increase (Decrease) in Net Assets Resulting from Operations	(24,616)	9,698
Distributions
Net Investment Income
Admiral Shares	(4)	(8)
ETF Shares	(1,197)	(564)
Realized Capital Gain
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(1,201)	(572)
Capital Share Transactions—Note E
Admiral Shares	(26)	268
ETF Shares	35,648	57,946
Net Increase (Decrease) from Capital Share Transactions	35,622	58,214
Total Increase (Decrease)	9,805	67,340
Net Assets
Beginning of Period	115,017	47,677
End of Period[2]	124,822	115,017

1  Interest income from an affiliated company of the fund was $4,000.

2  Net Assets—End of Period includes undistributed net investment income of $113,000 and $530,000.

26

Consumer Discretionary Index Fund

Financial Highlights

Admiral Shares

	Six Months			July 14,
	Ended	Year Ended		2005[1] to
	February 29,	August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$31.02	$27.03	$27.75	$28.29
Investment Operations
Net Investment Income	.15[2]	.217	.245[2]	.16[2]
Net Realized and Unrealized Gain (Loss) on Investments	(5.33)	4.015	(.808)	(.70)
Total from Investment Operations	(5.18)	4.232	(.563)	(.54)
Distributions
Dividends from Net Investment Income	(.20)	(.242)	(.157)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.20)	(.242)	(.157)	—
Net Asset Value, End of Period	$25.64	$31.02	$27.03	$27.75

Total Return[3]	–16.76%	15.64%	–2.03%	–1.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1	$1	$0.6	$0.1
Ratio of Total Expenses to Average Net Assets	0.25%*	0.27%	0.28%	0.28%*
Ratio of Net Investment Income to Average Net Assets	1.13%*	0.84%	0.89%	0.67%*
Portfolio Turnover Rate[4]	15%*	8%	10%	13%

27

Consumer Discretionary Index Fund

ETF Shares

	Six Months				Jan. 26,
	Ended				2004[1] to
For a Share Outstanding	February 29,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$60.02	$52.28	$53.65	$46.99	$50.09
Investment Operations
Net Investment Income	.33[2]	.45	.494[2]	.35[2]	.20
Net Realized and Unrealized Gain (Loss)
on Investments	(10.34)	7.76	(1.556)	6.66	(3.30)
Total from Investment Operations	(10.01)	8.21	(1.062)	7.01	(3.10)
Distributions
Dividends from Net Investment Income	(.46)	(.47)	(.308)	(.35)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.46)	(.47)	(.308)	(.35)	—
Net Asset Value, End of Period	$49.55	$60.02	$52.28	$53.65	$46.99

Total Return	–16.74%	15.69%	–1.99%	14.91%	–6.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$124	$114	$47	$32	$19
Ratio of Total Expenses to
Average Net Assets	0.20%*	0.22%	0.25%	0.26%	0.28%*
Ratio of Net Investment Income to
Average Net Assets	1.18%*	0.89%	0.92%	0.69%	0.68%*
Portfolio Turnover Rate[4]	15%*	8%	10%	13%	11%

1  Inception.

2  Calculated based on average shares outstanding.

3  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.

4  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Consumer Discretionary Index Fund

Notes to Financial Statements

Vanguard Consumer Discretionary Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard World Funds. The fund offers two classes of shares, Admiral Shares and ETF Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004—2007) and for the period ended February 29, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of Admiral Shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2008, the fund had contributed capital of $11,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 29, 2008, the fund realized $2,267,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2007, the fund had available realized losses of $898,000 to offset future net capital gains of $36,000 through August 31, 2013, $86,000 through August 31, 2014, $178,000 through August 31, 2015, and $598,000 through August 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At February 29, 2008, the cost of investment securities for tax purposes was $151,387,000. Net unrealized depreciation of investment securities for tax purposes was $26,764,000, consisting of unrealized gains of $1,981,000 on securities that had risen in value since their purchase and $28,745,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended February 29, 2008, the fund purchased $71,954,000 of investment securities and sold $36,911,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were (see table below):

	Six Months Ended		Year Ended
	February 29, 2008		August 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	316	12	884	28
Issued in Lieu of Cash Distributions	4	—	7	—
Redeemed[1]	(346)	(11)	(623)	(20)
Net Increase (Decrease)—Admiral Shares	(26)	1	268	8
ETF Shares
Issued	62,513	1,102	134,154	2,300
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(26,865)	(500)	(76,208)	(1,300)
Net Increase (Decrease)—ETF Shares	35,648	602	57,946	1,000

1  Net of redemption fees of $3,000 and $8,000.

29

Consumer Staples Index Fund

Consumer Staples Index Fund

Fund Profile

As of February 29, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	108	107	2,454
Median Market Cap	$50.0B	$113.3B	$35.8B
Price/Earnings Ratio	18.2x	18.2x	16.7x
Price/Book Ratio	3.5x	3.7x	2.5x
Yield[3]		2.3%	2.0%
Admiral Shares	2.0%
ETF Shares	2.0%
Return on Equity	24.9%	26.1%	19.8%
Earnings Growth Rate	9.7%	9.7%	20.5%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	11.0%[4]	0.0%	—
Expense Ratio		—	—
Admiral Shares	0.25%[4]
ETF Shares	0.20%[4]
Short-Term Reserves	0.0%	—	—

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.99	0.50
Beta	0.99	0.52

Industry Diversification (% of equity exposure)

Agricultural Products	3.7%
Brewers	3.4
Drug Retail	7.7
Food Distributors	1.9
Food Retail	4.2
Household Products	20.7
Hypermarkets & Super Centers	9.7
Packaged Foods & Meats	15.6
Personal Products	3.6
Soft Drinks	16.0
Tobacco	12.7
Other Consumer Staples	0.8

Consumer Staples Index Fund

Ten Largest Holdings[6] (% of total net assets)

The Procter & Gamble Co.	13.7%
Altria Group, Inc.	9.9
The Coca-Cola Co.	7.5
Wal-Mart Stores, Inc.	7.3
PepsiCo, Inc.	6.8
CVS/Caremark Corp.	4.5
Kraft Foods Inc.	3.7
Colgate-Palmolive Co.	3.0
Walgreen Co.	2.8
Anheuser-Busch Cos., Inc.	2.7
Top Ten	61.9%

1  MSCI US IMI/Consumer Staples.

2  MSCI US IMI/2500.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary on page 171.

4  Annualized.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 171.

6  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Consumer Staples Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 26, 2004–February 29, 2008

Average Annual Total Returns: Periods Ended December 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception
ETF Shares	1/26/2004
Market Price		12.86%	10.58%
Net Asset Value		12.92	10.61
Admiral Shares[2]	1/30/2004	12.87	10.73

1  Six months ended February 29, 2008.

2  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year. Note: See Financial Highlights tables on page 39 and 40 for dividend and capital gains information.

Consumer Staples Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 29, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)
Beverages (20.3%)
	The Coca-Cola Co.	600,458	35,103
	PepsiCo, Inc.	458,536	31,896
	Anheuser-Busch Cos., Inc.	266,950	12,571
	Molson Coors Brewing Co.
	Class B	53,328	2,878
	Coca-Cola Enterprises, Inc.	109,800	2,682
	The Pepsi Bottling Group, Inc.	58,255	1,981
*	Constellation Brands, Inc.
	Class A	86,154	1,655
	Brown-Forman Corp. Class B	24,590	1,568
*	Hansen Natural Corp.	33,238	1,379
*	Central European
	Distribution Corp.	18,968	1,104
	PepsiAmericas, Inc.	37,482	948
*	Boston Beer Co., Inc. Class A	14,166	505
	Coca-Cola Bottling Co.	8,024	439
	National Beverage Corp.	55,848	409
*	Jones Soda Co.	75,492	402
			95,520
Food & Staples Retailing (23.5%)
	Wal-Mart Stores, Inc.	692,184	34,325
	CVS/Caremark Corp.	530,512	21,422
	Walgreen Co.	359,988	13,143
	Costco Wholesale Corp.	159,061	9,849
	Sysco Corp.	227,505	6,384
	The Kroger Co.	243,238	5,899
	Safeway, Inc.	168,975	4,856
	SuperValu Inc.	88,391	2,320
	Whole Foods Market, Inc.	59,749	2,100
*	BJ’s Wholesale Club, Inc.	34,677	1,094
*	Rite Aid Corp.	344,446	920
	Longs Drug Stores, Inc.	18,466	887
	Ruddick Corp.	24,778	799
*	Performance Food Group Co.	24,406	793
	Casey’s General Stores, Inc.	31,068	778
*	Winn-Dixie Stores, Inc.	40,642	665
	The Andersons, Inc.	13,950	645
*	United Natural Foods, Inc.	36,265	614

Consumer Staples Index Fund

*	The Great Atlantic &
	Pacific Tea Co., Inc.	22,491	609
*	The Pantry, Inc.	23,232	559
	Nash-Finch Co.	15,177	532
	Weis Markets, Inc.	15,153	491
	Ingles Markets, Inc.	20,439	491
	PriceSmart, Inc.	20,146	489
		110,664
Food Products (19.2%)
	Kraft Foods Inc.	558,000	17,393
	Archer-Daniels-Midland Co.	212,733	9,594
	General Mills, Inc.	125,209	7,010
	Kellogg Co.	104,813	5,316
	H.J. Heinz Co.	120,232	5,303
	Bunge Ltd.	46,098	5,110
	Wm. Wrigley Jr. Co.	71,868	4,302
	ConAgra Foods, Inc.	189,061	4,178
	Sara Lee Corp.	285,173	3,602
	Campbell Soup Co.	93,027	3,004
	The Hershey Co.	65,869	2,442
	McCormick & Co., Inc.	51,241	1,765
	Tyson Foods, Inc.	122,191	1,761
*	Smithfield Foods, Inc.	54,606	1,504
	Hormel Foods Corp.	35,592	1,454
	Dean Foods Co.	67,461	1,452
	J.M. Smucker Co.	26,727	1,368
	Corn Products
	International, Inc.	36,786	1,350
	Del Monte Foods Co.	119,905	1,077
	Flowers Foods, Inc.	45,732	1,036
*	Ralcorp Holdings, Inc.	15,233	845
*	Darling International, Inc.	56,878	791
*	Hain Celestial Group, Inc.	27,849	752
	Pilgrim’s Pride Corp.	31,119	730
*	Chiquita Brands
	International, Inc.	34,831	713
	Lancaster Colony Corp.	17,898	665
*	TreeHouse Foods Inc.	27,358	607
	Sanderson Farms, Inc.	17,273	602
	Seaboard Corp.	370	588
	Tootsie Roll Industries, Inc.	23,247	563
	Reddy Ice Holdings, Inc.	23,275	549
	Cal-Maine Foods, Inc.	15,331	529
	Lance, Inc.	31,368	525
*	Green Mountain
	Coffee Roasters, Inc.	17,104	522
	J & J Snack Foods Corp.	19,864	490
	Farmer Brothers, Inc.	19,699	440
	Alico, Inc.	10,461	427
	Wm. Wrigley Jr. Co. Class B	3,993	241
			90,600
Household Products (20.6%)
	The Procter & Gamble Co.	978,047	64,727

Consumer Staples Index Fund

	Colgate-Palmolive Co.	184,815	14,063
	Kimberly-Clark Corp.	155,189	10,115
	The Clorox Co.	55,523	3,231
*	Energizer Holdings, Inc.	23,299	2,163
	Church & Dwight, Inc.	30,465	1,629
	WD-40 Co.	17,419	541
*	Spectrum Brands Inc.	115,393	434
*	Central Garden & Pet Co.
	Class A	63,560	280
*	Central Garden & Pet Co.	31,256	154
			97,337
Personal Products (3.6%)
	Avon Products, Inc.	161,256	6,137
	The Estee Lauder Cos. Inc.
	Class A	47,174	2,009
	Alberto-Culver Co.	43,370	1,162
	Herbalife Ltd.	26,953	1,127
*	NBTY, Inc.	33,208	948
*	Bare Escentuals, Inc.	33,924	929
*	Chattem, Inc.	10,637	829
	Nu Skin Enterprises, Inc.	43,801	725
*	American Oriental
	Bioengineering, Inc.	61,632	615
*	Elizabeth Arden, Inc.	29,819	543
	Mannatech, Inc.	65,744	512
*	Prestige Brands Holdings Inc.	62,632	483
*	USANA Health Sciences, Inc.	15,184	473
*	Revlon, Inc. Class A	416,419	433
			16,925
Tobacco (12.7%)
	Altria Group, Inc.	637,592	46,634
	Reynolds American Inc.	68,416	4,360
	UST, Inc.	62,026	3,367
	Carolina Group	43,367	3,265
	Universal Corp. (VA)	16,284	927
	Vector Group Ltd.	36,063	663
*	Alliance One International, Inc.	105,941	519
			59,735
Total Common Stocks
(Cost $445,861)			470,781
Temporary Cash Investments (0.0%)
1	Vanguard Market
	Liquidity Fund, 3.522%
	(Cost $144)	143,838	144
Total Investments (99.9%)
(Cost $446,005)			470,925
Other Assets and Liabilities (0.1%)
Other Assets—Note B			4,458
Liabilities			(4,206)
			252
Net Assets (100%)			471,177

Consumer Staples Index Fund

At February 29, 2008, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	448,972
Undistributed Net Investment Income	1,274
Accumulated Net Realized Losses	(3,989)
Unrealized Appreciation	24,920
Net Assets	471,177

Admiral Shares—Net Assets
Applicable to 466,657 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	15,432
Net Asset Value Per Share—
Admiral Shares	$33.07

ETF Shares—Net Assets
Applicable to 6,800,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	455,745
Net Asset Value Per Share—
ETF Shares	$67.02

•  See Note A in Notes to Financial Statements.

* Non-income-producing security.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day SEC yield.

2  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Consumer Staples Index Fund

Statement of Operations

Six Months Ended
February 29, 2008
($000)
Investment Income
Income
Dividends	4,099
Interest[1]	6
Total Income	4,105
Expenses
The Vanguard Group—Note B
Investment Advisory Services	21
Management and Administrative
Admiral Shares	12
ETF Shares	295
Marketing and Distribution
Admiral Shares	1
ETF Shares	48
Custodian Fees	6
Shareholders’ Reports
Admiral Shares	—
ETF Shares	8
Total Expenses	391
Net Investment Income	3,714
Realized Net Gain (Loss) on
Investment Securities Sold	601
Change in Unrealized Appreciation
(Depreciation) of Investment Securities	(6,032)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,717)

Consumer Staples Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,714	6,405
Realized Net Gain (Loss)	601	6,817
Change in Unrealized Appreciation (Depreciation)	(6,032)	13,738
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,717)	26,960
Distributions
Net Investment Income
Admiral Shares	(184)	(96)
ETF Shares	(6,259)	(3,840)
Realized Capital Gain
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(6,443)	(3,936)
Capital Share Transactions—Note E
Admiral Shares	6,704	2,899
ETF Shares	153,733	76,754
Net Increase (Decrease) from Capital Share Transactions	160,437	79,653
Total Increase (Decrease)	152,277	102,677
Net Assets
Beginning of Period	318,900	216,223
End of Period[2]	471,177	318,900

1  Interest income from an affiliated company of the fund was $6,000.

2  Net Assets—End of Period includes undistributed net investment income of $1,274,000 and $4,003,000.

Consumer Staples Index Fund

Financial Highlights

Admiral Shares

	Six Months				Jan. 30,
	Ended				2004[1] to
For a Share Outstanding	February 29,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$33.22	$30.56	$27.64	$25.82	$25.00
Investment Operations
Net Investment Income	.24	.662	.547[2]	.427[2]	.24
Net Realized and Unrealized Gain (Loss)
on Investments	.17	2.460	2.716	1.952	.58
Total from Investment Operations	.41	3.122	3.263	2.379	.82
Distributions
Dividends from Net Investment Income	(.56)	(.462)	(.343)	(.440)	—
Distributions from Realized Capital Gains	—	—	—	(.119)	—
Total Distributions	(.56)	(.462)	(.343)	(.559)	—
Net Asset Value, End of Period	$33.07	$33.22	$30.56	$27.64	$25.82

Total Return[3]	1.12%	10.30%	11.92%	9.29%	3.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15	$9	$6	$4	$1
Ratio of Total Expenses to
Average Net Assets	0.25%*	0.26%	0.28%	0.28%	0.28%*
Ratio of Net Investment Income to
Average Net Assets	1.87%*	2.16%	1.90%	1.69%	1.51%*
Portfolio Turnover Rate[4]	11%*	12%	14%	7%	20%

Consumer Staples Index Fund

ETF Shares

	Six Months				Jan. 26,
	Ended				2004[1] to
For a Share Outstanding	February 29,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$67.35	$61.94	$56.03	$52.28	$50.84
Investment Operations
Net Investment Income	.493	1.37	1.090[2]	.950[2]	.47
Net Realized and Unrealized Gain (Loss)
on Investments	.336	5.00	5.523	3.894	.97
Total from Investment Operations	.829	6.37	6.613	4.844	1.44
Distributions
Dividends from Net Investment Income	(1.159)	(.96)	(.703)	(.853)	—
Distributions from Realized Capital Gains	—	—	—	(.241)	—
Total Distributions	(1.159)	(.96)	(.703)	(1.094)	—
Net Asset Value, End of Period	$67.02	$67.35	$61.94	$56.03	$52.28

Total Return	1.13%	10.38%	11.91%	9.33%	2.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$456	$310	$211	$73	$21
Ratio of Total Expenses to
Average Net Assets	0.20%*	0.22%	0.25%	0.26%	0.28%*
Ratio of Net Investment Income to
Average Net Assets	1.92%*	2.20%	1.93%	1.71%	1.51%*
Portfolio Turnover Rate[4]	11%*	12%	14%	7%	20%

1  Inception.

2  Calculated based on average shares outstanding.

3  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.

4  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund

Notes to Financial Statements

Vanguard Consumer Staples Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard World Funds. The fund offers two classes of shares, Admiral Shares and ETF Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–2007) and for the period ended February 29, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of Admiral Shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2008, the fund had contributed capital of $39,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Consumer Staples Index Fund

During the six months ended February 29, 2008, the fund realized $1,214,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2007, the fund had available realized losses of $3,381,000 to offset future net capital gains of $276,000 through August 31, 2014, $773,000 through August 31, 2015, and $2,332,000 through August 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At February 29, 2008, the cost of investment securities for tax purposes was $446,005,000. Net unrealized appreciation of investment securities for tax purposes was $24,920,000, consisting of unrealized gains of $36,733,000 on securities that had risen in value since their purchase and $11,813,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended February 29, 2008, the fund purchased $182,525,000 of investment securities and sold $25,757,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were (see table below):

	Six Months Ended		Year Ended
	February 29, 2008		August 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	8,346	242	4,493	139
Issued in Lieu of Cash Distributions	172	5	92	3
Redeemed[1]	(1,814)	(54)	(1,686)	(53)
Net Increase (Decrease)—Admiral Shares	6,704	193	2,899	89
ETF Shares
Issued	161,008	2,300	109,926	1,700
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(7,275)	(100)	(33,172)	(500)
Net Increase (Decrease)—ETF Shares	153,733	2,200	76,754	1,200

1  Net of redemption fees of $11,000 and $9,000.

42

Energy Index Fund

Energy Index Fund

Fund Profile

As of February 29, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	161	161	2,454
Median Market Cap	$45.7B	$64.5B	$35.8B
Price/Earnings Ratio	13.3x	13.1x	16.7x
Price/Book Ratio	2.8x	2.9x	2.5x
Yield[3]		1.2%	2.0%
Admiral Shares	0.9%
ETF Shares	1.0%
Return on Equity	25.2%	25.9%	19.8%
Earnings Growth Rate	52.8%	51.2%	20.5%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	13.2%[4]	—	—
Expense Ratio		—	—
Admiral Shares	0.25%[4]
ETF Shares	0.20%[4]
Short-Term Reserves	0.0%	—	—

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.29
Beta	1.02	1.18

Industry Diversification (% of equity exposure)

Coal & Consumable Fuels	2.9%
Integrated Oil & Gas	46.4
Oil & Gas Drilling	6.6
Oil & Gas Equipment & Services	18.2
Oil & Gas Exploration & Production	19.2
Oil & Gas Refining & Marketing	3.3
Oil & Gas Storage & Transportation	3.4

Energy Index Fund

Ten Largest Holdings[6] (% of total net assets)

ExxonMobil Corp.	19.7%
Chevron Corp.	10.9
ConocoPhillips Co.	7.8
Schlumberger Ltd.	6.5
Occidental Petroleum Corp.	3.6
Transocean, Inc.	2.4
Devon Energy Corp.	2.4
Apache Corp.	2.1
Marathon Oil Corp.	2.1
Halliburton Co.	1.9
Top Ten	59.4%

1  MSCI US IMI/Energy.

2  MSCI US IMI/2500.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary on page 171.

4  Annualized.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 171.

6  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Energy Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 23, 2004–February 29, 2008

Average Annual Total Returns: Periods Ended December 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception
ETF Shares	9/23/2004
Market Price		34.78%	30.38%
Net Asset Value		34.87	30.42
Admiral Shares[2]	10/7/2004	34.81	28.57

1  Six months ended February 29, 2008.

2  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.

  Note: See Financial Highlights tables on page 53 and 54 for dividend and capital gains information.

Energy Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 29, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Energy Equipment & Services (24.8%)
	Oil & Gas Drilling (6.6%)
*	Transocean, Inc.	156,343	21,968
	Noble Corp.	138,114	6,788
*	Nabors Industries, Inc.	147,572	4,653
	ENSCO International, Inc.	75,676	4,528
	Diamond Offshore
	Drilling, Inc.	36,523	4,413
*	Pride International, Inc.	90,627	3,212
	Helmerich & Payne, Inc.	56,272	2,523
	Rowan Cos., Inc.	62,568	2,522
	Patterson-UTI Energy, Inc.	86,451	2,051
*	Atwood Oceanics, Inc.	16,546	1,540
*	Unit Corp.	27,228	1,502
*	Hercules Offshore, Inc.	50,651	1,284
*	Grey Wolf, Inc.	126,750	786
*	Parker Drilling Co.	85,888	569
*	Pioneer Drilling Co.	41,921	562
*	Bronco Drilling Co., Inc.	25,165	398

	Oil & Gas Equipment & Services (18.2%)
	Schlumberger Ltd.	678,561	58,662
	Halliburton Co.	444,765	17,035
*	Weatherford International Ltd.	170,721	11,766
*	National Oilwell Varco Inc.	180,466	11,243
	Baker Hughes, Inc.	161,116	10,842
	Smith International, Inc.	103,152	6,502
*	Cameron International Corp.	113,672	4,829
	BJ Services Co.	153,702	3,987
*	FMC Technologies Inc.	69,537	3,940
*	Grant Prideco, Inc.	68,975	3,481
*	Exterran Holdings, Inc.	34,406	2,396
*	Oceaneering International, Inc.	32,083	1,925
*	Superior Energy Services, Inc.	45,115	1,836
*	Helix Energy
	Solutions Group, Inc.	49,998	1,761
	Tidewater Inc.	29,841	1,676
*	Core Laboratories N.V.	13,395	1,629
*	Dresser Rand Group, Inc.	46,246	1,576

Energy Index Fund

*	SEACOR Holdings Inc.	14,215	1,365
*	Oil States International, Inc.	28,956	1,221
*	W-H Energy Services, Inc.	18,821	1,183
*	Global Industries Ltd.	61,870	1,139
*	Dril-Quip, Inc.	22,983	1,075
*	Bristow Group, Inc.	16,726	882
*	TETRA Technologies, Inc.	49,215	846
*	Willbros Group, Inc.	24,157	828
*	Hornbeck Offshore
	Services, Inc.	17,733	797
*	ION Geophysical Corp.	55,350	736
*	Gulfmark Offshore, Inc.	13,665	692
*	NATCO Group Inc.	14,298	681
*	Complete
	Production Services, Inc.	33,357	648
	Lufkin Industries, Inc.	11,192	640
*	T-3 Energy Services, Inc.	12,243	604
	CARBO Ceramics Inc.	15,671	579
*	Matrix Service Co.	28,128	572
*	Basic Energy Services Inc.	25,493	539
*	Dawson Geophysical Co.	8,093	533
*	PHI Inc. Non-Voting Shares	16,376	496
*	Trico Marine Services, Inc.	12,101	478
	Gulf Island Fabrication, Inc.	15,936	465
*	Superior Well Services, Inc.	17,297	447
	RPC Inc.	33,931	447
*	Newpark Resources, Inc.	99,857	442
*	OYO Geospace Corp.	7,268	350
*	SulphCo, Inc.	75,170	316
*	Cal Dive International, Inc.	18,963	198
*	Allis-Chalmers Energy Inc.	6,606	83
			223,667
Oil, Gas & Consumable Fuels (75.2%)
	Coal & Consumable Fuels (2.9%)
	Peabody Energy Corp.	135,807	7,689
	CONSOL Energy, Inc.	92,975	7,064
	Arch Coal, Inc.	75,052	3,834
	Massey Energy Co.	44,768	1,713
*	Alpha Natural Resources, Inc.	38,028	1,542
	Foundation Coal Holdings, Inc.	26,387	1,524
*	Patriot Coal Corp.	18,391	988
*	International Coal Group, Inc.	99,916	621
*	USEC Inc.	79,744	509
*	Uranium Resources Inc.	44,882	425
*	Evergreen Energy, Inc.	120,173	258

	Integrated Oil & Gas (46.4%)
	ExxonMobil Corp.	2,044,138	177,860
	Chevron Corp.	1,133,462	98,226
	ConocoPhillips Co.	844,847	69,877
	Occidental Petroleum Corp.	414,326	32,056
	Marathon Oil Corp.	356,952	18,976
	Hess Corp.	145,162	13,526

Energy Index Fund

	Murphy Oil Corp.	92,196	7,411

	Oil & Gas Exploration & Production (19.2%)
	Devon Energy Corp.	211,879	21,764
	Apache Corp.	167,160	19,175
	XTO Energy, Inc.	243,851	15,048
	Anadarko Petroleum Corp.	235,077	14,984
	EOG Resources, Inc.	124,202	14,779
	Chesapeake Energy Corp.	228,292	10,323
	Noble Energy, Inc.	87,863	6,801
*	Ultra Petroleum Corp.	78,355	6,149
*	Southwestern Energy Co.	87,944	5,737
	Range Resources Corp.	77,489	4,741
*	Denbury Resources, Inc.	130,330	4,156
*	Newfield Exploration Co.	69,941	3,873
*	Plains Exploration &
	Production Co.	61,033	3,296
	Pioneer Natural Resources Co.	64,215	2,876
	Cabot Oil & Gas Corp.	52,683	2,621
	Cimarex Energy Co.	45,350	2,390
*	Forest Oil Corp.	44,372	2,189
*	Quicksilver Resources, Inc.	57,237	1,969
*	Petrohawk Energy Corp.	97,514	1,763
*	Whiting Petroleum Corp.	26,446	1,619
	St. Mary Land &
	Exploration Co.	39,909	1,472
*	Mariner Energy Inc.	48,977	1,358
*	Encore Acquisition Co.	31,940	1,175
	Berry Petroleum Class A	25,860	1,063
*	EXCO Resources, Inc.	60,490	1,049
*	Comstock Resources, Inc.	28,516	1,035
*	Delta Petroleum Corp.	42,960	1,029
*	Carrizo Oil & Gas, Inc.	17,812	1,029
	Penn Virginia Corp.	24,147	1,028
*	Continental Resources, Inc.	34,015	955
	Atlas America, Inc.	15,795	955
*	Arena Resources, Inc.	23,462	950
*	Swift Energy Co.	19,714	941
*	Stone Energy Corp.	18,017	915
*	Bill Barrett Corp.	19,068	884
*	Rosetta Resources, Inc.	40,764	834
*	CNX Gas Corp.	20,935	767
	W&T Offshore, Inc.	21,499	763
*	Petroleum Development Corp.	10,634	742
*	ATP Oil & Gas Corp.	20,293	715
*	Oilsands Quest, Inc.	171,249	685
*	Warren Resources Inc.	48,863	654
*	Contango Oil & Gas Co.	10,143	652
*	Parallel Petroleum Corp.	32,041	592
*	BPZ Energy, Inc.	36,868	581
*	PetroQuest Energy, Inc.	36,549	576
*	McMoRan Exploration Co.	34,185	574
*	Brigham Exploration Co.	59,518	465

Energy Index Fund

*	Goodrich Petroleum Corp.	19,100	461
*	Bois d’Arc Energy, Inc.	20,796	446
*	Harvest Natural
	Resources, Inc.	35,506	435
*	GMX Resources Inc.	13,696	397
*	Veneco Inc.	27,792	363
*	GeoGlobal Resources Inc.	101,028	335
*	Gulfport Energy Corp.	9,608	139
*	Energy Partners, Ltd.	9,344	101

	Oil & Gas Refining & Marketing (3.3%)
	Valero Energy Corp.	277,701	16,043
	Sunoco, Inc.	61,735	3,771
	Tesoro Corp.	74,795	2,778
	Frontier Oil Corp.	58,358	2,084
	Holly Corp.	27,495	1,468
	World Fuel Services Corp.	21,587	675
	Western Refining, Inc.	25,204	502
*	Clean Energy Fuels Corp.	28,596	437
*	VeraSun Energy Corp.	44,440	402
*	US BioEnergy Corp.	50,667	371
	Delek US Holdings, Inc.	21,455	339
*	Rentech, Inc.	246,023	310
*	Pacific Ethanol, Inc.	56,351	279
*	Verenium Corp.	43,190	129
*	Aventine Renewable
	Energy Holdings, Inc.	7,505	48
	Alon USA Energy, Inc.	1,178	18

	Oil & Gas Storage & Transportation (3.4%)
	Williams Cos., Inc.	300,982	10,841
	Spectra Energy Corp.	324,524	7,500
	El Paso Corp.	362,279	5,905
*	Kinder Morgan
	Management, LLC	38,117	2,078
	Overseas
	Shipholding Group Inc.	18,079	1,134
	Crosstex Energy, Inc.	27,327	977
*	Cheniere Energy, Inc.	32,540	954
	General Maritime Corp.	23,607	556
*	Enbridge Energy
	Management LLC	10,426	545
			677,611
Total Investments (100.0%)
(Cost $667,134)			901,278
Other Assets and Liabilities (0.0%)
Other Assets—Note B			12,309
Liabilities			(12,000)
			309
Net Assets (100%)			901,587

Energy Index Fund

At February 29, 2008, net assets consisted of:[1]
Amount
($000)
Paid-in Capital	670,450
Undistributed Net Investment Income	1,687
Accumulated Net Realized Losses	(4,694)
Unrealized Appreciation	234,144
Net Assets	901,587

Admiral Shares—Net Assets
Applicable to 2,644,145 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	144,537
Net Asset Value Per Share—
Admiral Shares	$54.66

ETF Shares—Net Assets
Applicable to 6,912,901 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	757,050
Net Asset Value Per Share—
ETF Shares	$109.51

•  See Note A in Notes to Financial Statements.

* Non-income-producing security.

1  See Note D in Notes to Financial Statements for the tax-basis components of net assets.

Energy Index Fund

Statement of Operations

Six Months Ended
February 29, 2008
($000)
Investment Income
Income
Dividends	4,992
Interest[1]	12
Total Income	5,004
Expenses
The Vanguard Group—Note B
Investment Advisory Services	25
Management and Administrative
Admiral Shares	151
ETF Shares	574
Marketing and Distribution
Admiral Shares	12
ETF Shares	97
Custodian Fees	9
Shareholders’ Reports
Admiral Shares	—
ETF Shares	14
Total Expenses	882
Expenses Paid Indirectly—Note C	(2)
Net Expenses	880
Net Investment Income	4,124
Realized Net Gain (Loss) on
Investment Securities Sold	2,651
Change in Unrealized Appreciation
(Depreciation) of Investment Securities	65,737
Net Increase (Decrease) in Net Assets
Resulting from Operations	72,512

Energy Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,124	6,565
Realized Net Gain (Loss)	2,651	3,965
Change in Unrealized Appreciation (Depreciation)	65,737	115,652
Net Increase (Decrease) in Net Assets Resulting from Operations	72,512	126,182
Distributions
Net Investment Income
Admiral Shares	(1,147)	(852)
ETF Shares	(6,304)	(4,184)
Realized Capital Gain
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(7,451)	(5,036)
Capital Share Transactions—Note F
Admiral Shares	20,198	13,336
ETF Shares	45,145	213,757
Net Increase (Decrease) from Capital Share Transactions	65,343	227,093
Total Increase (Decrease)	130,404	348,239
Net Assets
Beginning of Period	771,183	422,944
End of Period[2]	901,587	771,183

1  Interest income from an affiliated company of the fund was $12,000.

2  Net Assets—End of Period includes undistributed net investment income of $1,687,000 and $5,014,000.

Energy Index Fund

Financial Highlights

Admiral Shares

	Six Months			Oct. 7,
	Ended	Year Ended		2004[1] to
	February 29,	August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$50.36	$40.36	$36.29	$25.98
Investment Operations
Net Investment Income	.23	.501[2]	.46[2]	.588[2,3]
Net Realized and Unrealized Gain (Loss) on Investments	4.52	9.944	3.96	9.833
Total from Investment Operations	4.75	10.445	4.42	10.421
Distributions
Dividends from Net Investment Income	(.45)	(.445)	(.35)	(.111)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.45)	(.445)	(.35)	(.111)
Net Asset Value, End of Period	$54.66	$50.36	$40.36	$36.29

Total Return[4]	9.42%	26.03%	12.27%	40.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$145	$115	$83	$60
Ratio of Total Expenses to Average Net Assets	0.25%*	0.26%	0.28%	0.28%*
Ratio of Net Investment Income to Average Net Assets	0.93%*	1.16%	1.20%	1.95%3,*
Portfolio Turnover Rate[5]	13%*	15%	21%	16%

Energy Index Fund

ETF Shares

	Six Months			Sept. 23,
	Ended	Year Ended		2004[1] to
	February 29,	August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$100.92	$80.90	$72.72	$49.24
Investment Operations
Net Investment Income	.49	1.080[2]	.966[2]	1.169[2,6]
Net Realized and Unrealized Gain (Loss) on Investments	9.04	19.869	7.915	22.527
Total from Investment Operations	9.53	20.949	8.881	23.696
Distributions
Dividends from Net Investment Income	(.94)	(.929)	(.701)	(.216)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.94)	(.929)	(.701)	(.216)
Net Asset Value, End of Period	$109.51	$100.92	$80.90	$72.72

Total Return	9.44%	26.09%	12.31%	48.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$757	$656	$340	$182
Ratio of Total Expenses to Average Net Assets	0.20%*	0.22%	0.25%	0.26%*
Ratio of Net Investment Income to Average Net Assets	0.98%*	1.20%	1.23%	1.97%6,*
Portfolio Turnover Rate[5]	13%*	15%	21%	16%

1  Inception.

2  Calculated based on average shares outstanding.

3  Net investment income per share and the ratio of net investment income to average net assets include $.163 and 0.52%, respectively, resulting from a cash payment received in connection with the merger of Chevron Corp. and Unocal Corp. in August 2005.

4  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.

5  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

6  Net investment income per share and the ratio of net investment income to average net assets include $.324 and 0.52%, respectively, resulting from a cash payment received in connection with the merger of Chevron Corp. and Unocal Corp. in August 2005.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund

Notes to Financial Statements

Vanguard Energy Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard World Funds. The fund offers two classes of shares, Admiral Shares and ETF Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–2007) and for the period ended February 29, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of Admiral Shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2008, the fund had contributed capital of $71,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2008, custodian fee offset arrangements reduced the fund’s expenses by $2,000.

Energy Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 29, 2008, the fund realized $4,099,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2007, the fund had available realized losses of $2,704,000 to offset future net capital gains of $5,000 through August 31, 2013, $789,000 through August 31, 2014, $461,000 through August 31, 2015, and $1,449,000 through August 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At February 29, 2008, the cost of investment securities for tax purposes was $667,134,000. Net unrealized appreciation of investment securities for tax purposes was $234,144,000, consisting of unrealized gains of $239,272,000 on securities that had risen in value since their purchase and $5,128,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 29, 2008, the fund purchased $128,859,000 of investment securities and sold $65,757,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were (see table below):

	Six Months Ended		Year Ended
	February 29, 2008		August 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	31,689	586	43,071	931
Issued in Lieu of Cash Distributions	1,023	18	749	17
Redeemed[1]	(12,514)	(240)	(30,484)	(721)
Net Increase (Decrease)—Admiral Shares	20,198	364	13,336	227
ETF Shares
Issued	55,806	509	247,713	2,700
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(10,661)	(100)	(33,956)	(400)
Net Increase (Decrease)—ETF Shares	45,145	409	213,757	2,300

1  Net of redemption fees of $89,000 and $96,000.

56

Financials Index Fund

Financials Index Fund

Fund Profile

As of February 29, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	510	508	2,454
Median Market Cap	$27.2B	$27.2B	$35.8B
Price/Earnings Ratio	14.0x	13.9x	16.7x
Price/Book Ratio	1.4x	1.4x	2.5x
Yield[3]		3.6%	2.0%
Admiral Shares	3.3%
ETF Shares	3.4%
Return on Equity	16.2%	16.2%	19.8%
Earnings Growth Rate	15.7%	15.7%	20.5%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	8.0%[4]	—	—
Expense Ratio		—	—
Admiral Shares	0.25%[4]
ETF Shares	0.20%[4]
Short-Term Reserves	0.0%	—	—

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.53
Beta	1.00	0.96

Financials Index Fund

Industry Diversification (% of equity exposure)

Asset Management & Custody Banks	7.7%
Consumer Finance	3.5
Diversified Banks	8.7
Insurance Brokers	1.4
Investment Banking & Brokerage	8.6
Life & Health Insurance	6.6
Multiline Insurance	6.6
Office REITs	1.7
Other Diversified Financial Services	17.6
Property & Casualty Insurance	9.4
Regional Banks	9.0
Reinsurance	1.3
Residential REITs	1.6
Retail REITs	2.8
Specialized Finance	2.9
Specialized REITs	2.8
Thrifts & Mortgage Finance	4.2
Other Financials	3.6

Ten Largest Holdings[6] (% of total net assets)

Bank of America Corp.	7.1%
JPMorgan Chase & Co.	5.5
Citigroup, Inc.	5.0
American International Group, Inc.	4.1
Wells Fargo & Co.	3.8
The Goldman Sachs Group, Inc.	2.5
Wachovia Corp.	2.4
U.S. Bancorp	2.2
Bank of New York Mellon Corp.	2.0
Berkshire Hathaway Inc. Class B	1.8
Top Ten	36.4%

1  MSCI US IMI/Financials.

2  MSCI US IMI/2500.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary on page 171.

4  Annualized.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 171.

6  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Financials Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 26, 2004–February 29, 2008

Average Annual Total Returns: Periods Ended December 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception
ETF Shares	1/26/2004
Market Price		–17.75%	3.23%
Net Asset Value		–17.42	3.28
Admiral Shares[2]	2/4/2004	–17.47	3.72

1  Six months ended February 29, 2008.

2  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year. Note: See Financial Highlights tables on page 76 and 77 for dividend and capital gains information.

Financials Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 29, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)
Capital Markets (16.3%)
	The Goldman
	Sachs Group, Inc.	72,914	12,368
	Bank of New York
	Mellon Corp.	231,796	10,169
	Morgan Stanley	194,413	8,189
	Merrill Lynch & Co., Inc.	165,033	8,179
	State Street Corp.	78,564	6,171
	Lehman Brothers
	Holdings, Inc.	91,825	4,682
	Charles Schwab Corp.	200,127	3,924
	Franklin Resources Corp.	34,884	3,292
	Northern Trust Corp.	40,285	2,724
	T. Rowe Price Group Inc.	51,048	2,579
	Ameriprise Financial, Inc.	47,493	2,405
*	Invesco, Ltd.	81,124	2,078
	Bear Stearns Co., Inc.	22,291	1,780
	Legg Mason Inc.	26,899	1,776
	American Capital
	Strategies, Ltd.	38,267	1,389
*	TD Ameritrade Holding Corp.	54,153	991
	Janus Capital Group Inc.	34,581	838
	Eaton Vance Corp.	24,073	767
	Federated Investors, Inc.	18,676	758
	SEI Investments Co.	29,627	741
	Allied Capital Corp.	31,260	706
*	Affiliated Managers
	Group, Inc.	6,099	588
	Waddell & Reed Financial, Inc.	16,896	530
	Raymond James Financial, Inc.	19,351	435
*	Investment Technology
	Group, Inc.	9,016	420
	Jefferies Group, Inc.	21,546	382
	Apollo Investment Corp.	24,261	376
*	E*TRADE Financial Corp.	85,773	366
*	Knight Capital Group, Inc.
	Class A	19,253	309
*	GFI Group Inc.	3,264	250

Financials Index Fund

*	FCStone Group, Inc.	4,711	220
	Greenhill & Co., Inc.	3,123	203
	optionsXpress Holdings Inc.	8,315	193
	Ares Capital Corp.	14,338	184
	MCG Capital Corp.	12,942	155
*	Piper Jaffray Cos., Inc.	3,806	147
*	KBW Inc.	5,371	115
*	Stifel Financial Corp.	2,319	101
	Calamos Asset
	Management, Inc.	4,563	84
	Cohen & Steers, Inc.	3,255	82
	Gamco Investors Inc. Class A	1,214	68
	Capital Southwest Corp.	604	66
	SWS Group, Inc.	5,025	57
*	LaBranche & Co. Inc.	11,465	53
*	TradeStation Group, Inc.	5,362	51
*	FBR Capital Markets Corp.	5,399	38
	BlackRock Kelso Capital Corp.	2,585	33
*	Penson Worldwide, Inc.	2,784	28
*	Thomas Weisel
	Partners Group, Inc.	2,576	23
			82,063
Commercial Banks (17.7%)
	Wells Fargo & Co.	648,519	18,956
	Wachovia Corp.	402,450	12,323
	U.S. Bancorp	351,322	11,249
	PNC Financial
	Services Group	69,427	4,265
	SunTrust Banks, Inc.	67,312	3,913
	BB&T Corp.	111,805	3,481
	Regions Financial Corp.	141,482	2,999
	Fifth Third Bancorp	97,519	2,233
	National City Corp.	122,507	1,943
	KeyCorp	81,479	1,797
	Commerce Bancorp, Inc.	37,733	1,426
	M & T Bank Corp.	14,545	1,194
	Comerica, Inc.	30,860	1,118
	Marshall & Ilsley Corp.	47,174	1,094
	Zions Bancorp	21,720	1,037
	Huntington Bancshares Inc.	70,353	860
	Synovus Financial Corp.	53,817	621
	Associated Banc-Corp.	24,364	607
	Popular, Inc.	53,752	593
	Cullen/Frost Bankers, Inc.	10,761	550
	UnionBanCal Corp.	11,208	522
	Commerce Bancshares, Inc.	12,438	518
	Bank of Hawaii Corp.	9,941	477
	City National Corp.	8,441	433
	Valley National Bancorp	23,011	430
	TCF Financial Corp.	23,080	430
	First Horizon National Corp.	25,440	413
	Fulton Financial Corp.	34,894	406
	Wilmington Trust Corp.	13,094	403

Financials Index Fund

	Colonial BancGroup, Inc.	29,350	355
	Susquehanna Bancshares, Inc.	17,231	343
	BancorpSouth, Inc.	14,950	336
*	SVB Financial Group	6,920	313
	Whitney Holdings Corp.	12,958	311
	Webster Financial Corp.	11,016	308
	FirstMerit Corp.	16,265	305
	Westamerica Bancorporation	5,989	283
	First Midwest Bancorp, Inc.	9,944	259
	BOK Financial Corp.	4,744	245
	East West Bancorp, Inc.	12,838	241
	UCBH Holdings, Inc.	20,941	236
	UMB Financial Corp.	5,987	229
	International Bancshares Corp.	10,442	226
	National Penn Bancshares Inc.	13,995	224
	The South Financial Group, Inc.	14,730	213
	United Bankshares, Inc.	7,840	206
	Pacific Capital Bancorp	9,005	189
	Prosperity Bancshares, Inc.	7,142	189
	Cathay General Bancorp	8,597	188
	Old National Bancorp	12,013	186
	Trustmark Corp.	9,269	183
	Hancock Holding Co.	4,860	180
	Umpqua Holdings Corp.	12,473	177
	Citizens Banking Corp.	15,225	169
	F.N.B. Corp.	12,265	168
	Glacier Bancorp, Inc.	9,782	168
	MB Financial, Inc.	5,780	166
	First Charter Corp.	6,714	163
	First Community Bancorp	5,652	161
	First Citizens BancShares
	Class A	1,099	156
	Wintrust Financial Corp.	4,567	154
*	Signature Bank	5,673	150
	Sterling Financial Corp.	9,939	148
	First BanCorp Puerto Rico	16,067	145
*	Investors Bancorp, Inc.	9,989	145
	First Commonwealth
	Financial Corp.	13,390	142
	Sterling Bancshares, Inc.	14,974	139
	Park National Corp.	2,182	132
	Community Bank System, Inc.	5,753	127
	City Holding Co.	3,386	126
	NBT Bancorp, Inc.	6,412	123
	First Financial Bankshares, Inc.	3,223	122
	S & T Bancorp, Inc.	4,273	121
	Frontier Financial Corp.	7,981	120
	CVB Financial Corp.	12,829	118
	Central Pacific Financial Co.	6,166	114
	PrivateBancorp, Inc.	3,785	114
	United Community Banks, Inc.	7,908	113
	WesBanco, Inc.	4,592	107
	Boston Private

Financials Index Fund

	Financial Holdings, Inc.	7,527	104
	IBERIABANK Corp.	2,274	101
	Chemical Financial Corp.	4,397	98
	Sandy Spring Bancorp, Inc.	3,405	93
	First Merchants Corp.	3,406	92
	Sterling Financial Corp. (PA)	5,210	87
	Renasant Corp.	4,079	86
	Amcore Financial, Inc.	4,380	85
	Columbia Banking System, Inc.	3,661	85
	Provident Bankshares Corp.	6,518	83
	Harleysville National Corp.	5,978	79
	First Financial Bancorp	6,801	79
	Community Trust Bancorp Inc.	2,828	77
	Independent Bank Corp. (MA)	2,708	72
*	Texas Capital Bancshares, Inc.	4,776	71
	Omega Financial Corp.	2,359	65
	Washington Trust Bancorp, Inc.	2,756	64
	First Community
	Bancshares, Inc.	1,988	63
	Hanmi Financial Corp.	8,205	63
	Tompkins Trustco, Inc.	1,410	62
*	Pinnacle Financial Partners, Inc.	2,685	62
	Bank of the Ozarks, Inc.	2,575	61
	Old Second Bancorp, Inc.	2,297	59
*	Centennial Bank Holdings Inc.	9,888	59
	Simmons First National Corp.	2,272	58
	Capital City Bank Group, Inc.	2,139	58
	Capitol Bancorp Ltd.	3,035	57
	BancFirst Corp.	1,286	54
	S.Y. Bancorp, Inc.	2,454	54
	Nara Bancorp, Inc.	4,801	53
	First Financial Corp. (IN)	1,991	52
*	Royal Bank of Canada	1,031	52
	City Bank Lynnwood (WA)	2,740	51
	Sterling Bancorp	3,470	49
	Banner Corp.	2,231	48
	Integra Bank Corp.	3,391	48
	First Source Corp.	2,715	47
*	Western Alliance Bancorp	3,910	47
	TriCo Bancshares	2,758	47
	First State Bancorporation	3,882	46
	Union Bankshares Corp.	2,621	46
	West Coast Bancorp	3,019	45
	Univest Corp. of Pennsylvania	2,203	45
	CoBiz Inc.	3,667	45
	Cascade Bancorp	4,284	44
	Heartland Financial USA, Inc.	2,379	42
	Independent Bank Corp. (MI)	4,111	40
*	Virginia Commerce
	Bancorp, Inc.	3,607	36
	Midwest Banc Holdings, Inc.	3,452	35
	Great Southern Bancorp, Inc.	1,818	33
	Republic Bancorp, Inc. Class A	1,944	32

Financials Index Fund

	W Holding Co., Inc.	24,026	31
	Seacoast Banking
	Corp. of Florida	3,067	31
	Irwin Financial Corp.	3,839	29
	Wilshire Bancorp Inc.	3,667	26
	Center Financial Corp.	2,575	25
	Taylor Capital Group, Inc.	1,254	20
			89,103
Consumer Finance (3.5%)
	American Express Co.	214,156	9,059
	Capital One Financial Corp.	85,362	3,929
	SLM Corp.	104,947	2,058
	Discover Financial Services	87,445	1,320
*	AmeriCredit Corp.	23,086	332
	Cash America International Inc.	5,994	194
	The First Marblehead Corp.	13,320	160
*	Dollar Financial Corp.	4,819	108
*	World Acceptance Corp.	3,260	99
	Student Loan Corp.	857	95
*	EZCORP, Inc.	6,557	77
	Advance America,
	Cash Advance Centers, Inc.	9,521	71
*	First Cash
	Financial Services, Inc.	5,707	53
	Advanta Corp. Class B	5,589	43
	Nelnet, Inc.	3,815	42
*	CompuCredit Corp.	3,011	31
*	Credit Acceptance Corp.	1,516	23
	Advanta Corp. Class A	1,746	12
			17,706
Diversified Financial Services (20.8%)
	Bank of America Corp.	903,227	35,894
	JPMorgan Chase & Co.	683,569	27,787
	Citigroup, Inc.	1,051,511	24,931
	CME Group, Inc.	9,989	5,127
	Nymex Holdings Inc.	18,013	1,780
	NYSE Euronext	26,954	1,770
	Moody’s Corp.	44,696	1,698
	Leucadia National Corp.	33,957	1,537
*	IntercontinentalExchange Inc.	11,392	1,484
*	Nasdaq Stock Market Inc.	28,151	1,169
	CIT Group Inc.	38,493	855
*	Interactive Brokers Group, Inc.	7,981	248
	Portfolio Recovery
	Associates, Inc.	3,237	118
*	PICO Holdings, Inc.	3,445	118
	Financial Federal Corp.	4,958	107
	Compass Diversified Trust	4,444	60
*	MarketAxess Holdings, Inc.	6,304	59
	Resource America, Inc.	3,241	39
	ASTA Funding, Inc.	2,158	35
*	NewStar Financial, Inc.	5,089	30
	Asset Acceptance

Financials Index Fund

	Capital Corp.	2,274	22
*	Primus Guaranty, Ltd.	4,362	18
			104,886
Insurance (25.4%)
	American International
	Group, Inc.	438,802	20,562
*	Berkshire Hathaway Inc.
	Class B	1,976	9,237
	MetLife, Inc.	150,855	8,789
	Prudential Financial, Inc.	92,065	6,718
	AFLAC Inc.	99,476	6,208
	The Travelers Cos., Inc.	131,221	6,090
	The Allstate Corp.	110,419	5,270
	The Hartford Financial
	Services Group Inc.	63,876	4,465
	The Chubb Corp.	78,222	3,982
	ACE Ltd.	67,288	3,784
	Loews Corp.	86,262	3,609
	The Principal
	Financial Group, Inc.	53,380	2,948
	Lincoln National Corp.	54,949	2,808
	Marsh & McLennan
	Cos., Inc.	105,925	2,698
	Progressive Corp. of Ohio	133,337	2,444
	Aon Corp.	53,440	2,224
	Genworth Financial Inc.	89,215	2,068
	Unum Group	73,390	1,681
	XL Capital Ltd. Class A	36,640	1,321
	Assurant, Inc.	20,445	1,279
	Everest Re Group, Ltd.	12,753	1,236
	Torchmark Corp.	18,733	1,129
	Cincinnati Financial Corp.	30,356	1,128
	Axis Capital Holdings Ltd.	27,681	1,021
	Willis Group Holdings Ltd.	29,139	957
	W.R. Berkley Corp.	32,074	923
*	Markel Corp.	1,914	890
	Safeco Corp.	19,197	888
	PartnerRe Ltd.	11,362	874
	White Mountains
	Insurance Group Inc.	1,768	872
	RenaissanceRe Holdings Ltd.	13,862	761
	Fidelity National
	Financial, Inc. Class A	42,371	746
*	Arch Capital Group Ltd.	10,498	719
	Old Republic
	International Corp.	44,407	609
	HCC Insurance Holdings, Inc.	23,422	564
	First American Corp.	15,827	551
	Protective Life Corp.	13,476	520
	StanCorp Financial Group, Inc.	10,199	501
	MBIA, Inc.	38,354	497
	Aspen Insurance Holdings Ltd.	16,952	491
	The Hanover

Financials Index Fund

	Insurance Group Inc.	10,453	457
	Arthur J. Gallagher & Co.	19,206	453
*	Conseco, Inc.	38,192	448
	Endurance Specialty
	Holdings Ltd.	11,117	437
	Brown & Brown, Inc.	24,103	430
	Platinum Underwriters
	Holdings, Ltd.	12,133	419
*	Philadelphia Consolidated
	Holding Corp.	12,304	417
	Nationwide Financial
	Services, Inc.	9,615	397
*	Alleghany Corp.	1,076	388
	American Financial Group, Inc.	14,434	373
	Transatlantic Holdings, Inc.	5,354	361
	Erie Indemnity Co. Class A	7,117	351
	Commerce Group, Inc.	9,585	347
	Allied World Assurance
	Holdings, Ltd.	7,873	343
	Reinsurance Group of
	America, Inc.	6,242	342
	IPC Holdings Ltd.	12,275	333
	Unitrin, Inc.	9,248	329
*	ProAssurance Corp.	6,089	324
	Montpelier Re Holdings Ltd.	19,861	316
	Assured Guaranty Ltd.	12,028	309
	Delphi Financial Group, Inc.	8,913	269
	Selective Insurance Group	10,826	257
	Zenith National
	Insurance Corp.	7,479	255
	Mercury General Corp.	5,557	253
	The Phoenix Cos., Inc.	21,896	249
	Max Re Capital Ltd.	8,506	236
*	Argo Group
	International Holdings	6,277	235
	Ambac Financial Group, Inc.	20,503	228
	Hilb, Rogal and Hamilton Co.	7,452	228
	R.L.I. Corp.	4,123	215
	Odyssey Re Holdings Corp.	5,832	211
	Employers Holdings, Inc.	10,441	179
	National Financial
	Partners Corp.	7,374	175
	Midland Co.	2,568	166
	Alfa Corp.	7,317	159
*	Enstar Group Ltd.	1,601	157
	Horace Mann Educators Corp.	8,901	155
*	Navigators Group, Inc.	2,762	151
	United Fire & Casualty Co.	4,266	147
	Infinity Property &
	Casualty Corp.	3,266	131
	LandAmerica Financial
	Group, Inc.	3,297	121
	Tower Group, Inc.	4,206	119

Financials Index Fund

	OneBeacon Insurance
	Group Ltd.	5,376	115
	Safety Insurance Group, Inc.	2,807	104
	Stewart Information
	Services Corp.	3,429	102
	American Equity Investment
	Life Holding Co.	10,367	99
*	Hilltop Holdings Inc.	9,209	96
	Harleysville Group, Inc.	2,821	95
	Castlepoint Holdings Ltd.	7,444	94
	National Western Life
	Insurance Co. Class A	526	94
	Amtrust Financial Services Inc.	5,480	92
	American Physicians
	Capital, Inc.	2,004	88
	Flagstone Reinsurance
	Holdings Ltd.	6,903	88
	State Auto Financial Corp.	2,984	81
*	United America Indemnity, Ltd.	4,304	81
	FBL Financial Group, Inc.
	Class A	2,653	78
	Presidential Life Corp.	4,528	76
*	Greenlight Capital Re. Ltd.	3,940	75
*	eHealth, Inc.	3,007	74
*	CNA Surety Corp.	3,569	50
	Donegal Group Inc. Class A	2,422	40
	Baldwin & Lyons, Inc. Class B	1,520	37
	National Interstate Corp.	1,190	33
*	Darwin Professional
	Underwriters, Inc.	1,272	27
	Life Partners Holdings	1,118	17
*	First Acceptance Corp.	3,757	12
	Security Capital
	Assurance, Ltd.	7,293	11
*	Scottish Re Group Ltd.	11,349	5
			127,696
Real Estate Investment Trusts (11.4%)
	Simon Property
	Group, Inc. REIT	45,378	3,803
	ProLogis REIT	52,480	2,828
	Vornado Realty Trust REIT	27,937	2,334
	Public Storage, Inc. REIT	26,095	2,123
	Equity Residential REIT	55,201	2,108
	Boston Properties, Inc. REIT	24,324	2,096
	Annaly Mortgage
	Management Inc. REIT	92,105	1,906
	Host Hotels &
	Resorts Inc. REIT	106,251	1,720
	General Growth
	Properties Inc. REIT	44,578	1,574
	Kimco Realty Corp. REIT	46,266	1,562
	Avalonbay Communities, Inc.
	REIT	16,085	1,487

Financials Index Fund

Plum Creek Timber Co. Inc.
REIT	35,194	1,432
HCP, Inc. REIT	44,011	1,284
Ventas, Inc. REIT	27,031	1,130
SL Green Realty Corp. REIT	12,041	1,102
AMB Property Corp. REIT	20,162	1,012
Developers Diversified
Realty Corp. REIT	25,047	966
The Macerich Co. REIT	14,820	948
Regency Centers Corp. REIT	14,171	841
Federal Realty
Investment Trust REIT	11,610	832
Hospitality Properties
Trust REIT	18,973	689
Duke Realty Corp. REIT	29,623	679
Rayonier Inc. REIT	15,905	677
Health Care Inc. REIT	16,442	677
Apartment Investment &
Management Co.
Class A REIT	19,490	671
UDR, Inc. REIT	27,214	608
Alexandria Real Estate
Equities, Inc. REIT	6,575	604
Nationwide Health
Properties, Inc. REIT	18,975	576
Liberty Property Trust REIT	18,500	550
Camden Property Trust REIT	11,380	540
Essex Property Trust, Inc. REIT	5,110	537
iStar Financial Inc. REIT	27,178	536
Taubman Co. REIT	10,722	523
Weingarten Realty
Investors REIT	15,721	505
Mack-Cali Realty Corp. REIT	13,692	472
Realty Income Corp. REIT	20,396	469
CapitalSource Inc. REIT	28,032	444
Digital Realty Trust, Inc. REIT	12,358	444
BRE Properties Inc.
Class A REIT	10,217	440
Senior Housing
Properties Trust REIT	19,106	406
Douglas Emmett, Inc. REIT	17,753	376
Post Properties, Inc. REIT	8,798	370
Potlatch Corp. REIT	7,922	327
Highwood Properties, Inc.
REIT	10,929	322
Home Properties, Inc. REIT	6,850	315
Kilroy Realty Corp. REIT	6,588	312
HRPT Properties Trust REIT	45,321	312
DCT Industrial Trust Inc. REIT	33,951	304
Washington REIT	9,449	302
National Retail
Properties REIT	14,397	298
CBL & Associates

Financials Index Fund

Properties, Inc. REIT	12,620	295
BioMed Realty
Trust, Inc. REIT	13,253	291
MFA Mortgage
Investments, Inc. REIT	29,902	286
Brandywine Realty
Trust REIT	16,765	281
Corporate Office Properties
Trust, Inc. REIT	9,117	279
First Industrial Realty
Trust REIT	9,160	278
Thornburg Mortgage, Inc.
REIT	30,401	271
Entertainment Properties
Trust REIT	5,712	268
Healthcare Realty
Trust Inc. REIT	10,401	247
Mid-America Apartment
Communities, Inc. REIT	4,913	238
LaSalle Hotel Properties REIT	8,108	234
Omega Healthcare
Investors, Inc. REIT	13,700	232
DiamondRock
Hospitality Co. REIT	18,262	228
Tanger Factory
Outlet Centers, Inc. REIT	6,381	227
Colonial Properties Trust REIT	9,047	220
Equity Lifestyle
Properties, Inc. REIT	4,709	215
Strategic Hotels and
Resorts, Inc. REIT	15,042	214
EastGroup
Properties, Inc. REIT	4,800	204
American Financial
Realty Trust REIT	26,171	202
Pennsylvania REIT	7,806	193
Cousins Properties, Inc. REIT	7,872	191
Sunstone Hotel
Investors, Inc. REIT	12,149	190
Extra Space Storage Inc. REIT	12,400	187
Redwood Trust, Inc. REIT	5,347	179
Lexington Realty Trust REIT	12,247	177
Inland Real Estate Corp. REIT	12,682	177
Maguire Properties, Inc. REIT	7,663	174
Sovran Self Storage, Inc. REIT	4,364	168
Equity One, Inc. REIT	7,434	159
PS Business Parks, Inc. REIT	3,255	158
Ashford Hospitality Trust REIT	23,445	156
Franklin Street
Properties Corp. REIT	12,155	153
FelCor Lodging Trust, Inc. REIT	11,973	151
National Health Investors REIT	4,796	145
American Campus

Financials Index Fund

	Communities, Inc. REIT	5,459	143
	Acadia Realty Trust REIT	6,196	142
	Anworth Mortgage
	Asset Corp. REIT	14,537	138
*	Alexander’s, Inc. REIT	407	123
	Medical Properties
	Trust Inc. REIT	9,968	119
	Parkway Properties Inc. REIT	3,283	117
	Newcastle
	Investment Corp. REIT	10,647	114
	NorthStar Realty
	Finance Corp. REIT	12,401	110
	Gramercy Capital Corp. REIT	5,310	108
	Investors Real Estate
	Trust REIT	11,193	105
	Cedar Shopping
	Centers, Inc. REIT	8,908	104
	Saul Centers, Inc. REIT	2,173	101
	U-Store-It Trust REIT	9,927	100
	Getty Realty
	Holding Corp. REIT	3,549	95
	LTC Properties, Inc. REIT	3,816	92
	RAIT Financial Trust REIT	11,812	90
	Glimcher Realty Trust REIT	7,597	88
	Ramco-Gershenson
	Properties Trust REIT	3,720	83
	Anthracite Capital Inc. REIT	12,916	83
	Universal Health
	Realty Income REIT	2,340	79
	Friedman, Billings,
	Ramsey Group, Inc. REIT	31,543	79
	First Potomac REIT	4,899	77
	CapLease, Inc. REIT	9,243	76
	Kite Realty Group Trust REIT	5,829	74
	Education Realty
	Trust, Inc. REIT	5,753	73
	Sun Communities, Inc. REIT	3,568	73
	GMH Communities Trust REIT	8,021	72
	Capital Trust Class A REIT	2,329	64
	Arbor Realty Trust, Inc. REIT	3,909	63
	Urstadt Biddle Properties
	Class A REIT	3,839	56
	Crystal River Capital Inc. REIT	5,073	54
	JER Investors Trust Inc. REIT	5,119	52
	Deerfield Capital Corp.	7,973	52
			57,640
Real Estate Management & Development (0.6%)
*	CB Richard Ellis Group, Inc.	42,125	845
	The St. Joe Co.	18,670	718
	Jones Lang LaSalle Inc.	7,566	578
	Forest City Enterprise Class A	12,665	445
*	Forestar Real Estate
	Group, Inc.	7,119	174

Financials Index Fund

*	Tejon Ranch Co.	2,432	86
*	Meruelo Maddux
	Properties Inc.	8,734	37
*	FX Real Estate and
	Entertainment Inc.	1,942	11
			2,894
Thrifts & Mortgage Finance (4.2%)
	Fannie Mae	198,555	5,490
	Freddie Mac	134,823	3,395
	Washington Mutual, Inc.	175,255	2,594
	Hudson City Bancorp, Inc.	101,291	1,607
	People’s United Financial Inc.	70,083	1,182
	New York Community
	Bancorp, Inc.	58,847	961
	Sovereign Bancorp, Inc.	77,755	858
	Countrywide Financial Corp.	117,011	738
	Astoria Financial Corp.	17,538	459
	Washington Federal Inc.	17,652	401
	TFS Financial Corp.	23,487	291
	MGIC Investment Corp.	16,542	245
	First Niagara
	Financial Group, Inc.	21,287	243
	NewAlliance Bancshares, Inc.	20,460	233
	Capitol Federal Financial	4,571	159
	Provident Financial
	Services Inc.	11,659	140
	TrustCo Bank NY	15,113	131
	The PMI Group Inc.	17,321	126
	Radian Group, Inc.	16,220	115
	Downey Financial Corp.	4,257	111
	Bank Mutual Corp.	10,322	111
	Brookline Bancorp, Inc.	11,409	110
	First Busey Corp.	5,643	106
	Northwest Bancorp, Inc.	3,989	105
	IndyMac Bancorp, Inc.	16,449	101
	Provident New York
	Bancorp, Inc.	7,557	99
*	First Federal Financial Corp.	3,017	94
*	Guaranty Financial Group, Inc.	7,118	93
	Dime Community Bancshares	4,947	75
	Anchor Bancorp Wisconsin Inc.	3,656	69
*	Beneficial Mutual Bancorp, Inc.	7,480	69
	Corus Bankshares Inc.	6,343	66
	BankFinancial Corp.	4,420	63
	WSFS Financial Corp.	1,285	61
	Flagstar Bancorp, Inc.	7,379	53
	First Financial Holdings, Inc.	2,308	52
	TierOne Corp.	3,125	46
*	Ocwen Financial Corp.	7,558	45
	First Place Financial Corp.	3,521	43
	BankAtlantic Bancorp, Inc.
	Class A	9,116	42
	Kearny Financial Corp.	3,707	40

Financials Index Fund

ViewPoint Financial Group	2,431	38
PFF Bancorp, Inc.	4,237	36
* Oritani Financial Corp.	2,841	31
BankUnited Financial Corp.	6,317	31
United Community
Financial Corp.	5,196	29
Roma Financial Corp.	2,038	27
* Wauwatosa Holdings, Inc.	1,980	23
* Franklin Bank Corp.	4,974	19
* Triad Guaranty, Inc.	2,446	14
* Fremont General Corp.	13,713	14
		21,284
Total Investments (99.9%)
(Cost $613,318)		503,272
Other Assets and Liabilities (0.1%)
Other Assets—Note B		8,344
Liabilities		(8,004)
		340
Net Assets (100%)		503,612

Financials Index Fund

At February 29, 2008, net assets consisted of:[1]
Amount
($000)
Paid-in Capital	615,534
Undistributed Net Investment Income	1,563
Accumulated Net Realized Losses	(3,439)
Unrealized Depreciation	(110,046)
Net Assets	503,612

Admiral Shares—Net Assets
Applicable to 1,929,548 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	45,601
Net Asset Value Per Share—
Admiral Shares	$23.63

ETF Shares—Net Assets
Applicable to 9,715,863 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	458,011
Net Asset Value Per Share—
ETF Shares	$47.14

•  See Note A in Notes to Financial Statements.

* Non-income-producing security.

1  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

Financials Index Fund

Statement of Operations

Six Months Ended
February 29, 2008
($000)
Investment Income
Income
Dividends	5,726
Interest[1]	12
Total Income	5,738
Expenses
The Vanguard Group—Note B
Investment Advisory Services	20
Management and Administrative
Admiral Shares	30
ETF Shares	268
Marketing and Distribution
Admiral Shares	3
ETF Shares	46
Custodian Fees	25
Shareholders’ Reports
Admiral Shares	—
ETF Shares	9
Total Expenses	401
Net Investment Income	5,337
Realized Net Gain (Loss) on
Investment Securities Sold	(1,182)
Change in Unrealized Appreciation
(Depreciation) of Investment Securities	(98,175)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(94,020)

Financials Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,337	6,347
Realized Net Gain (Loss)	(1,182)	7,622
Change in Unrealized Appreciation (Depreciation)	(98,175)	(20,258)
Net Increase (Decrease) in Net Assets Resulting from Operations	(94,020)	(6,289)
Distributions
Net Investment Income
Admiral Shares	(380)	(272)
ETF Shares	(5,095)	(5,087)
Realized Capital Gain
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(5,475)	(5,359)
Capital Share Transactions—Note E
Admiral Shares	34,747	11,614
ETF Shares	267,467	168,244
Net Increase (Decrease) from Capital Share Transactions	302,214	179,858
Total Increase (Decrease)	202,719	168,210
Net Assets
Beginning of Period	300,893	132,683
End of Period[2]	503,612	300,893

1  Interest income from an affiliated company of the fund was $12,000.

2  Net Assets—End of Period includes undistributed net investment income of $1,563,000 and $1,701,000.

Financials Index Fund

Financial Highlights

Admiral Shares

	Six Months				Feb. 4,
	Ended				2004[1] to
For a Share Outstanding	February 29,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$30.10	$29.86	$26.36	$25.35	$24.90
Investment Operations
Net Investment Income	.333[2]	.770[2]	.716[2]	.660[2]	.31
Net Realized and Unrealized Gain (Loss)
on Investments	(6.378)	.145	3.392	1.086	.14
Total from Investment Operations	(6.045)	.915	4.108	1.746	.45
Distributions
Dividends from Net Investment Income	(.425)	(.675)	(.608)	(.736)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.425)	(.675)	(.608)	(.736)	—
Net Asset Value, End of Period	$23.63	$30.10	$29.86	$26.36	$25.35

Total Return[3]	–20.33%	2.95%	15.76%	6.88%	1.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$46	$19	$8	$3	$1
Ratio of Total Expenses to
Average Net Assets	0.25%*	0.26%	0.28%	0.28%	0.28%*
Ratio of Net Investment Income to
Average Net Assets	2.67%*	2.37%	2.49%	2.59%	2.38%*
Portfolio Turnover Rate[4]	8%*	12%	6%	6%	9%

Financials Index Fund

ETF Shares

	Six Months				Jan. 26,
	Ended				2004[1] to
For a Share Outstanding	February 29,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$60.04	$59.57	$52.57	$50.57	$50.51
Investment Operations
Net Investment Income	.715[2]	1.557[2]	1.43[2]	1.316[2]	.70
Net Realized and Unrealized Gain (Loss)
on Investments	(12.754)	.282	6.80	2.160	(.64)
Total from Investment Operations	(12.039)	1.839	8.23	3.476	.06
Distributions
Dividends from Net Investment Income	(.861)	(1.369)	(1.23)	(1.476)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.861)	(1.369)	(1.23)	(1.476)	—
Net Asset Value, End of Period	$47.14	$60.04	$59.57	$52.57	$50.57

Total Return	–20.28%	2.97%	15.82%	6.85%	0.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$458	$282	$125	$53	$20
Ratio of Total Expenses to
Average Net Assets	0.20%*	0.22%	0.25%	0.26%	0.28%*
Ratio of Net Investment Income to
Average Net Assets	2.72%*	2.41%	2.52%	2.61%	2.38%*
Portfolio Turnover Rate[4]	8%*	12%	6%	6%	9%

1  Inception.

2  Calculated based on average shares outstanding.

3  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.

4  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund

Notes to Financial Statements

Vanguard Financials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard World Funds. The fund offers two classes of shares, Admiral Shares and ETF Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–2007) and for the period ended February 29, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of Admiral Shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2008, the fund had contributed capital of $45,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 29, 2008, the fund realized $1,243,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2007, the fund had available realized losses of $969,000 to offset future net capital gains of $85,000 through August 31, 2014, $11,000 through August 31, 2015, and $873,000 through August 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At February 29, 2008, the cost of investment securities for tax purposes was $613,318,000. Net unrealized depreciation of investment securities for tax purposes was $110,046,000, consisting of unrealized gains of $4,390,000 on securities that had risen in value since their purchase and $114,436,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended February 29, 2008, the fund purchased $327,942,000 of investment securities and sold $26,208,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were (see table below):

	Six Months Ended		Year Ended
	February 29, 2008		August 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	39,384	1,479	17,304	546
Issued in Lieu of Cash Distributions	275	10	234	7
Redeemed[1]	(4,912)	(181)	(5,924)	(186)
Net Increase (Decrease)—Admiral Shares	34,747	1,308	11,614	367
ETF Shares
Issued	277,444	5,216	213,622	3,300
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(9,977)	(200)	(45,378)	(700)
Net Increase (Decrease)—ETF Shares	267,467	5,016	168,244	2,600

1  Net of redemption fees of $50,000 and $53,000.

78

Health Care Index Fund

Health Care Index Fund

Fund Profile

As of February 29, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	273	273	2,454
Median Market Cap	$44.2B	$44.2B	$35.8B
Price/Earnings Ratio	22.0x	22.0x	16.7x
Price/Book Ratio	3.4x	3.4x	2.5x
Yield[3]		1.6%	2.0%
Admiral Shares	1.4%
ETF Shares	1.4%
Return on Equity	20.6%	20.6%	19.8%
Earnings Growth Rate	12.1%	12.2%	20.5%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	11.5%[4]	—	—
Expense Ratio		—	—
Admiral Shares	0.25%[4]
ETF Shares	0.20%[4]
Short-Term Reserves	0.0%	—	—

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.43
Beta	1.00	0.63

Industry Diversification (% of equity exposure)

Biotechnology	14.1%
Health Care Distributors	3.3
Health Care Equipment	17.0
Health Care Facilities	1.3
Health Care Services	4.5
Life Sciences Tools & Services	4.6
Managed Health Care	9.8
Pharmaceuticals	43.8
Other Health Care	1.6

Health Care Index Fund

Ten Largest Holdings[6](% of total net assets)

Johnson & Johnson	10.2%
Pfizer Inc.	8.7
Merck & Co., Inc.	5.5
Abbott Laboratories	4.7
UnitedHealth Group Inc.	3.4
Wyeth	3.4
Medtronic, Inc.	3.2
Eli Lilly & Co.	2.9
Amgen, Inc.	2.8
Bristol-Myers Squibb Co.	2.6
Top Ten	47.4%

1  MSCI US IMI/Health Care.

2  MSCI US IMI/2500.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary on page 171.

4  Annualized.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 171.

6  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Health Care Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 26, 2004–February 29, 2008

Average Annual Total Returns: Periods Ended December 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception
ETF Shares	1/26/2004
Market Price		7.64%	5.59%
Net Asset Value		7.80	5.62
Admiral Shares[2]	2/5/2004	7.75	5.60

1  Six months ended February 29, 2008.

2  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.
Note: See Financial Highlights tables on page 91 and 92 for dividend and capital gains information.

Health Care Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 29, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Biotechnology (14.1%)
*	Amgen, Inc.	416,197	18,945
*	Gilead Sciences, Inc.	356,188	16,855
*	Genentech, Inc.	181,375	13,739
*	Celgene Corp.	147,764	8,329
*	Genzyme Corp.	101,813	7,221
*	Biogen Idec Inc.	112,287	6,553
*	Millennium
	Pharmaceuticals, Inc.	123,351	1,726
*	Cephalon, Inc.	25,706	1,551
*	BioMarin Pharmaceutical Inc.	37,041	1,409
*	Amylin Pharmaceuticals, Inc.	51,605	1,366
*	ImClone Systems, Inc.	23,043	1,037
*	Vertex Pharmaceuticals, Inc.	50,494	884
*	Alexion Pharmaceuticals, Inc.	13,701	830
*	Pharmion Corp.	11,454	820
*	OSI Pharmaceuticals, Inc.	22,169	797
*	PDL BioPharma Inc.	44,619	713
*	United Therapeutics Corp.	8,170	688
*	Myriad Genetics, Inc.	16,761	620
*	Cepheid, Inc.	21,152	585
*	Onyx Pharmaceuticals, Inc.	21,037	575
*	Alkermes, Inc.	38,778	502
*	LifeCell Corp.	12,330	497
*	Isis Pharmaceuticals, Inc.	33,283	479
*	Savient Pharmaceuticals Inc.	20,369	462
*	Regeneron
	Pharmaceuticals, Inc.	23,190	458
*	Medarex, Inc.	46,011	428
*	Applera Corp.–Celera
	Genomics Group	30,131	418
*	Cubist Pharmaceuticals, Inc.	21,355	389
*	Martek Biosciences Corp.	12,394	355
*	Alnylam Pharmaceuticals Inc.	10,891	309
*	Theravance, Inc.	17,598	289
*	Human Genome
	Sciences, Inc.	48,749	288
*	Incyte Corp.	28,985	287

Health Care Index Fund

*	Acorda Therapeutics Inc.	10,752	220
*	Seattle Genetics, Inc.	23,754	214
*	Abraxis BioScience	3,114	190
*	Arena Pharmaceuticals, Inc.	27,669	188
*	Dendreon Corp.	32,309	171
*	InterMune Inc.	11,755	166
*	Sangamo BioSciences, Inc.	13,724	161
*	Progenics
	Pharmaceuticals, Inc.	10,145	155
*	Zymogenetics, Inc.	14,433	144
*	Geron Corp.	29,029	143
*	Halozyme Therapeutics Inc.	24,797	136
*	CV Therapeutics, Inc.	22,839	133
*	XOMA Ltd.	50,336	128
*	Indevus Pharmaceuticals, Inc.	24,723	123
*	Acadia Pharmaceuticals Inc.	12,003	119
	Ligand Pharmaceuticals Inc.
	Class B	34,856	118
*	Genomic Health, Inc.	5,385	103
*	Omrix Biopharmaceuticals, Inc.	4,245	102
*	GTx, Inc.	6,150	101
*	Array BioPharma Inc.	17,063	96
*	Keryx Biopharmaceuticals, Inc.	15,983	92
*	Nabi Biopharmaceuticals	23,429	91
*	Orexigen Therapeutics Inc.	6,538	85
*	Lexicon Pharmaceuticals Inc.	44,413	83
*	Senomyx, Inc.	11,665	79
*	Neurocrine Biosciences, Inc.	14,517	73
*	deCODE genetics, Inc.	22,803	67
*	Affymax Inc.	3,421	66
*	Osiris Therapeutics, Inc.	5,610	58
*	Momenta Pharmaceuticals, Inc.	5,431	55
*	Amicus Therapeutics, Inc.	3,054	30
*	Emergent BioSolutions Inc.	2,453	18
*	MannKind Corp.	1,250	9
			94,121
Health Care Equipment & Supplies (17.9%)
	Medtronic, Inc.	435,399	21,491
	Baxter International, Inc.	242,644	14,321
	Becton, Dickinson & Co.	93,380	8,443
	Covidien Ltd.	189,632	8,114
	Stryker Corp.	109,992	7,162
*	Zimmer Holdings, Inc.	90,090	6,783
*	Boston Scientific Corp.	513,310	6,463
*	St. Jude Medical, Inc.	131,002	5,630
*	Intuitive Surgical, Inc.	14,624	4,123
	C.R. Bard, Inc.	39,471	3,741
*	Hologic, Inc.	48,004	2,895
*	Hospira, Inc.	60,258	2,565
*	Varian Medical Systems, Inc.	48,109	2,523
	DENTSPLY International Inc.	55,118	2,152
*	Respironics, Inc.	28,385	1,864
	Beckman Coulter, Inc.	24,059	1,624

Health Care Index Fund

*	IDEXX Laboratories Corp.	23,396	1,298
*	ResMed Inc.	29,546	1,196
	Hillenbrand Industries, Inc.	22,509	1,181
*	Kinetic Concepts, Inc.	20,708	1,064
*	Gen-Probe Inc.	20,645	987
*	Edwards Lifesciences Corp.	21,868	954
*	Immucor Inc.	26,717	796
*	Inverness Medical
	Innovations, Inc.	24,351	710
	STERIS Corp.	24,769	610
	Cooper Cos., Inc.	17,074	584
*	Haemonetics Corp.	10,041	583
*	Advanced Medical Optics, Inc.	23,139	529
	West Pharmaceutical
	Services, Inc.	12,643	522
*	Nuvasive, Inc.	13,354	515
	Meridian Bioscience Inc.	14,505	497
*	ArthroCare Corp.	10,662	428
*	American Medical
	Systems Holdings, Inc.	26,171	382
	Mentor Corp.	12,282	364
*	Wright Medical Group, Inc.	13,727	361
	Analogic Corp.	5,381	315
*	Integra LifeSciences Holdings	7,512	311
*	CONMED Corp.	10,948	295
	Invacare Corp.	11,179	279
*	Align Technology, Inc.	22,137	273
*	Thoratec Corp.	18,610	270
*	SurModics, Inc.	5,901	261
*	Abaxis, Inc.	8,214	239
*	Orthofix International N.V.	5,800	232
*	Symmetry Medical Inc.	12,194	217
*	Zoll Medical Corp.	7,811	194
*	ev3 Inc.	21,920	194
*	Conceptus, Inc.	11,332	193
*	Sirona Dental Systems Inc.	7,328	191
*	SonoSite, Inc.	6,432	189
*	Greatbatch, Inc.	8,638	185
*	Quidel Corp.	11,221	184
	Datascope Corp.	4,965	173
*	Accuray Inc.	15,559	161
*	Merit Medical Systems, Inc.	10,077	160
	Vital Signs, Inc.	3,039	154
*	ICU Medical, Inc.	4,998	134
*	Volcano Corp.	10,498	129
*	OraSure Technologies, Inc.	17,668	126
*	Insulet Corp.	6,589	113
*	TomoTherapy, Inc.	8,449	111
*	Palomar Medical
	Technologies, Inc.	6,672	89
*	Clinical Data, Inc.	4,297	88
*	Cynosure Inc.	3,264	78
*	Aspect Medical Systems, Inc.	5,884	73

Health Care Index Fund

*	Hansen Medical Inc.	3,760	71
*	Stereotaxis Inc.	10,800	62
*	Cyberonics, Inc.	677	9
*	Northstar Neuroscience, Inc.	388	1
			119,209
Health Care Providers & Services (18.8%)
	UnitedHealth Group Inc.	494,408	22,980
*	WellPoint Inc.	218,646	15,323
	Aetna Inc.	191,559	9,501
*	Medco Health Solutions, Inc.	204,755	9,073
	Cardinal Health, Inc.	138,901	8,215
	McKesson Corp.	110,798	6,510
*	Express Scripts Inc.	82,123	4,853
	CIGNA Corp.	107,841	4,808
*	Humana Inc.	64,852	4,431
*	Laboratory Corp. of
	America Holdings	44,746	3,459
*	Coventry Health Care Inc.	59,293	3,076
	Quest Diagnostics, Inc.	63,011	3,004
	AmerisourceBergen Corp.	64,267	2,681
*	Henry Schein, Inc.	34,275	2,050
*	DaVita, Inc.	40,791	2,024
*	Health Net Inc.	42,433	1,865
*	Patterson Cos.	42,852	1,508
*	Pediatrix Medical Group, Inc.	18,732	1,237
*	Community Health
	Systems, Inc.	36,641	1,138
*	VCA Antech, Inc.	32,191	1,034
	Universal Health Services
	Class B	19,195	1,025
*	Lincare Holdings, Inc.	30,624	995
	Omnicare, Inc.	46,536	976
*	Tenet Healthcare Corp.	180,833	870
*	AMERIGROUP Corp.	20,304	731
	Owens & Minor, Inc.
	Holding Co.	15,634	672
*	Magellan Health Services, Inc.	15,204	659
*	WellCare Health Plans Inc.	13,521	645
*	Psychiatric Solutions, Inc.	20,998	594
*	LifePoint Hospitals, Inc.	21,083	528
	Health Management
	Associates Class A	92,804	497
*	HealthSouth Corp.	30,129	484
*	Sunrise Senior Living, Inc.	17,297	474
*	Healthways, Inc.	13,578	466
*	PSS World Medical, Inc.	25,698	450
	Chemed Corp.	9,160	437
*	Amedisys Inc.	10,030	429
*	inVentiv Health, Inc.	11,714	373
*	Apria Healthcare Group Inc.	16,693	362
	Brookdale Senior Living Inc.	13,612	355
*	HealthExtras, Inc.	12,146	335
*	Healthspring, Inc.	17,258	303

Health Care Index Fund

*	Centene Corp.	16,706	299
*	Universal American Corp.	17,176	295
*	AmSurg Corp.	11,761	283
*	Kindred Healthcare, Inc.	12,561	265
*	HMS Holdings Corp.	8,284	227
*	Gentiva Health Services, Inc.	10,195	220
*	Sun Healthcare Group Inc.	14,871	219
*	AMN Healthcare Services, Inc.	13,317	216
*	Matria Healthcare, Inc.	8,203	206
*	Res-Care, Inc.	8,799	189
*	Emeritus Corp.	8,253	183
	Landauer, Inc.	3,586	171
*	Air Methods Corp.	4,153	171
*	PharMerica Corp.	10,927	161
*	Molina Healthcare Inc.	4,904	155
*	MedCath Corp.	6,957	145
*	Assisted Living Concepts Inc.	22,615	136
*	Cross Country Healthcare, Inc.	11,600	126
	National Healthcare Corp.	2,413	113
*	Odyssey Healthcare, Inc.	12,589	110
	LCA-Vision Inc.	7,383	102
*	Alliance Imaging, Inc.	9,880	97
*	Skilled Healthcare Group Inc.	7,372	93
*	Nighthawk Radiology
	Holdings, Inc.	5,220	60
			125,672
Health Care Technology (0.8%)
	IMS Health, Inc.	74,422	1,675
*	Cerner Corp.	25,987	1,129
*	HLTH Corp.	69,749	826
*	Eclipsys Corp.	18,423	393
*	The TriZetto Group, Inc.	16,583	324
*	Omnicell, Inc.	12,424	236
*	Phase Forward Inc.	14,452	230
*	Allscripts Healthcare
	Solutions, Inc.	20,399	218
*	Vital Images, Inc.	6,264	99
			5,130
Life Sciences Tools & Services (4.6%)
*	Thermo Fisher Scientific, Inc.	160,744	8,990
*	Waters Corp.	38,466	2,293
	Applera Corp.–Applied
	Biosystems Group	64,372	2,170
*	Covance, Inc.	24,496	2,068
	Pharmaceutical Product
	Development, Inc.	40,953	1,846
*	Illumina, Inc.	21,078	1,526
*	Charles River
	Laboratories, Inc.	26,016	1,524
*	Invitrogen Corp.	17,831	1,507
*	Millipore Corp.	20,849	1,457
	PerkinElmer, Inc.	45,302	1,124
*	Techne Corp.	14,396	984

Health Care Index Fund

*	Bio-Rad Laboratories, Inc.
	Class A	7,140	674
*	Varian, Inc.	11,723	635
*	PAREXEL International Corp.	10,663	586
*	Dionex Corp.	7,140	527
*	Affymetrix, Inc.	26,336	505
*	AMAG Pharmaceuticals, Inc.	6,118	268
*	Exelixis, Inc.	39,815	254
*	Nektar Therapeutics	35,150	244
*	Kendle International Inc.	4,987	223
*	Bruker BioSciences Corp.	16,098	220
*	Luminex Corp.	12,551	219
*	Pharmanet Development
	Group, Inc.	6,853	198
*	eResearch Technology, Inc.	15,474	185
*	Medivation Inc.	9,182	147
*	Enzo Biochem, Inc.	12,676	119
*	Albany Molecular
	Research, Inc.	9,512	106
	Cambrex Corp.	11,112	97
			30,696
Pharmaceuticals (43.8%)
	Johnson & Johnson	1,094,879	67,839
	Pfizer Inc.	2,612,814	58,214
	Merck & Co., Inc.	832,715	36,889
	Abbott Laboratories	591,362	31,667
	Wyeth	512,442	22,353
	Eli Lilly & Co.	390,684	19,542
	Bristol-Myers Squibb Co.	756,997	17,116
	Schering-Plough Corp.	619,803	13,450
	Allergan, Inc.	117,443	6,956
*	Forest Laboratories, Inc.	119,375	4,748
*	Barr Pharmaceuticals Inc.	39,206	1,849
	Mylan Inc.	115,696	1,370
*	Endo Pharmaceuticals
	Holdings, Inc.	51,283	1,347
*	Watson Pharmaceuticals, Inc.	37,566	1,045
	Perrigo Co.	30,423	1,017
*	King Pharmaceuticals, Inc.	93,233	988
*	Sepracor Inc.	42,737	917
*	Warner Chilcott Ltd.	38,362	647
*	Valeant Pharmaceuticals
	International	35,196	484
	Medicis Pharmaceutical Corp.	21,411	439
*	Alpharma, Inc. Class A	16,700	421
*	Xenoport Inc.	7,699	394
*	The Medicines Co.	18,859	363
*	Auxilium Pharmaceuticals, Inc.	10,752	344
*	K-V Pharmaceutical Co.
	Class A	12,762	321
*	Sciele Pharma, Inc.	12,306	255
*	ViroPharma Inc.	26,705	245
*	Par Pharmaceutical Cos. Inc.	13,676	242

Health Care Index Fund

*	APP Pharmaceuticals, Inc.	12,174	137
*	Noven Pharmaceuticals, Inc.	9,524	129
*	Salix Pharmaceuticals, Ltd.	18,272	123
*	Cypress Bioscience, Inc.	14,453	116
*	Akorn, Inc.	16,783	107
*	Sirtis Pharmaceuticals Inc.	385	5
*	Cadence Pharmaceuticals, Inc.	400	2
			292,081
Total Investments (100.0%)
(Cost $690,024)			666,909
Other Assets and Liabilities (0.0%)
Other Assets—Note B			5,369
Liabilities			(5,374)
			(5)
Net Assets (100%)			666,904

At February 29, 2008, net assets consisted of:[1]

Amount
($000)
Paid-in Capital	694,086
Undistributed Net Investment Income	1,481
Accumulated Net Realized Losses	(5,548)
Unrealized Depreciation	(23,115)
Net Assets	666,904

Admiral Shares—Net Assets
Applicable to 4,750,768 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	133,372
Net Asset Value Per Share—
Admiral Shares	$28.07

ETF Shares—Net Assets
Applicable to 9,502,626 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	533,532
Net Asset Value Per Share—
ETF Shares	$56.15

•  See Note A in Notes to Financial Statements.

* Non-income-producing security.

1  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Health Care Index Fund

Statement of Operations

Six Months Ended
February 29, 2008
($000)
Investment Income
Income
Dividends	4,799
Interest[1]	8
Total Income	4,807
Expenses
The Vanguard Group—Note B
Investment Advisory Services	24
Management and Administrative
Admiral Shares	143
ETF Shares	365
Marketing and Distribution
Admiral Shares	12
ETF Shares	69
Custodian Fees	55
Shareholders’ Reports
Admiral Shares	—
ETF Shares	14
Total Expenses	682
Net Investment Income	4,125
Realized Net Gain (Loss) on
Investment Securities Sold	1,379
Change in Unrealized Appreciation
(Depreciation) of Investment Securities	(39,754)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(34,250)

Health Care Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,125	7,712
Realized Net Gain (Loss)	1,379	40,442
Change in Unrealized Appreciation (Depreciation)	(39,754)	(11,813)
Net Increase (Decrease) in Net Assets Resulting from Operations	(34,250)	36,341
Distributions
Net Investment Income
Admiral Shares	(1,807)	(1,154)
ETF Shares	(6,890)	(3,876)
Realized Capital Gain
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(8,697)	(5,030)
Capital Share Transactions—Note E
Admiral Shares	9,922	17,034
ETF Shares	90,554	89,085
Net Increase (Decrease) from Capital Share Transactions	100,476	106,119
Total Increase (Decrease)	57,529	137,430
Net Assets
Beginning of Period	609,375	471,945
End of Period[2]	666,904	609,375

1  Interest income from an affiliated company of the fund was $8,000.

2  Net Assets—End of Period includes undistributed net investment income of $1,481,000 and $6,053,000.

Health Care Index Fund

Financial Highlights

Admiral Shares

	Six Months				Feb. 5,
	Ended				2004[1] to
For a Share Outstanding	February 29,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$29.82	$27.99	$26.92	$23.97	$25.33
Investment Operations
Net Investment Income	.167	.392	.304[2]	.274[2]	.13
Net Realized and Unrealized Gain (Loss)
on Investments	(1.522)	1.736	.951	2.762	(1.49)
Total from Investment Operations	(1.355)	2.128	1.255	3.036	(1.36)
Distributions
Dividends from Net Investment Income	(.395)	(.298)	(.185)	(.086)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.395)	(.298)	(.185)	(.086)	—
Net Asset Value, End of Period	$28.07	$29.82	$27.99	$26.92	$23.97

Total Return[3]	–4.66%	7.65%	4.68%	12.70%	–5.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$133	$132	$108	$73	$11
Ratio of Total Expenses to
Average Net Assets	0.25%*	0.26%	0.28%	0.28%	0.28%*
Ratio of Net Investment Income to
Average Net Assets	1.24%*	1.42%	1.12%	1.11%	1.09%*
Portfolio Turnover Rate[4]	11%*	10%	11%	9%	8%

Health Care Index Fund

ETF Shares

	Six Months				Jan. 26,
	Ended				2004[1] to
For a Share Outstanding	February 29,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$59.65	$55.99	$53.85	$47.90	$50.55
Investment Operations
Net Investment Income	.35	.809	.622[2]	.597[2]	.23
Net Realized and Unrealized Gain (Loss)
on Investments	(3.03)	3.466	1.905	5.486	(2.88)
Total from Investment Operations	(2.68)	4.275	2.527	6.083	(2.65)
Distributions
Dividends from Net Investment Income	(.82)	(.615)	(.387)	(.133)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.82)	(.615)	(.387)	(.133)	—
Net Asset Value, End of Period	$56.15	$59.65	$55.99	$53.85	$47.90

Total Return	–4.61%	7.69%	4.71%	12.72%	–5.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$534	$477	$364	$205	$19
Ratio of Total Expenses to
Average Net Assets	0.20%*	0.22%	0.25%	0.26%	0.28%*
Ratio of Net Investment Income to
Average Net Assets	1.29%*	1.46%	1.15%	1.13%	1.09%*
Portfolio Turnover Rate[4]	11%*	10%	11%	9%	8%

1  Inception.

2  Calculated based on average shares outstanding.

3  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.

4  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund

Notes to Financial Statements

Vanguard Health Care Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard World Funds. The fund offers two classes of shares, Admiral Shares and ETF Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–2007) and for the period ended February 29, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of Admiral Shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2008, the fund had contributed capital of $58,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Health Care Index Fund

During the six months ended February 29, 2008, the fund realized $2,354,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2007, the fund had available realized losses of $4,249,000 to offset future net capital gains of $207,000 through August 31, 2014, $343,000 through August 31, 2015, and $3,699,000 through August 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At February 29, 2008, the cost of investment securities for tax purposes was $690,024,000. Net unrealized depreciation of investment securities for tax purposes was $23,115,000, consisting of unrealized gains of $37,292,000 on securities that had risen in value since their purchase and $60,407,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended February 29, 2008, the fund purchased $144,000,000 of investment securities and sold $45,671,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were (see table below):

	Six Months Ended		Year Ended
	February 29, 2008		August 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	18,135	599	29,033	979
Issued in Lieu of Cash Distributions	847	27	449	16
Redeemed[1]	(9,060)	(302)	(12,448)	(423)
Net Increase (Decrease)—Admiral Shares	9,922	324	17,034	572
ETF Shares
Issued	102,999	1,700	290,709	4,901
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(12,445)	(200)	(201,624)	(3,400)
Net Increase (Decrease)—ETF Shares	90,554	1,500	89,085	1,501

1  Net of redemption fees of $47,000 and $52,000.

94

Industrials Index Fund

Industrials Index Fund

Fund Profile

As of February 29, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	342	342	2,454
Median Market Cap	$28.8B	$28.8B	$35.8B
Price/Earnings Ratio	16.7x	16.7x	16.7x
Price/Book Ratio	2.9x	2.9x	2.5x
Yield[3]		1.9%	2.0%
Admiral Shares	1.7%
ETF Shares	1.7%
Return on Equity	20.1%	20.1%	19.8%
Earnings Growth Rate	22.0%	22.0%	20.5%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	8.7%[4]	—	—
Expense Ratio		—	—
Admiral Shares	0.25%[4]
ETF Shares	0.20%[4]
Short-Term Reserves	0.0%	—	—

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.69
Beta	1.01	0.93

Industrials Index Fund

Industry Diversification (% of equity exposure)

Aerospace & Defense	20.9%
Air Freight & Logistics	5.6
Airlines	1.6
Building Products	1.5
Construction & Engineering	3.1
Construction & Farm Machinery & Heavy Trucks	8.9
Diversified Commercial & Professional Services	2.8
Electrical Components & Equipment	6.0
Environmental & Facilities Services	2.4
Human Resource & Employment Services	1.1
Industrial Conglomerates	25.6
Industrial Machinery	9.2
Office Services & Supplies	1.3
Railroads	6.2
Trading Companies & Distributors	1.5
Trucking	1.1
Other Industrials	1.2

Ten Largest Holdings[6] (% of total net assets)

General Electric Co.	19.4%
United Technologies Corp.	3.8
The Boeing Co.	3.5
3M Co.	3.1
United Parcel Service, Inc.	2.8
Caterpillar, Inc.	2.7
Honeywell International Inc.	2.4
Emerson Electric Co.	2.3
Deere & Co.	2.2
Lockheed Martin Corp.	2.1
Top Ten	44.3%

1  MSCI US IMI/Industrials.

2  MSCI US IMI/2500.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary on page 171.

4  Annualized.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 171.

6  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Industrials Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 23, 2004–February 29, 2008

Average Annual Total Returns: Periods Ended December 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception
ETF Shares	9/23/2004
Market Price		13.35%	14.49%
Net Asset Value		13.52	14.53
Admiral Shares[2]	5/8/2006	13.46	7.61

1  Six months ended February 29, 2008.

2  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.
Note: See Financial Highlights tables on page 109 and 110 for dividend and capital gains information.

Industrials Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 29, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)
Aerospace & Defense (20.9%)
	United Technologies Corp.	136,406	9,618
	The Boeing Co.	106,951	8,854
	Honeywell International Inc.	103,048	5,929
	Lockheed Martin Corp.	51,010	5,264
	General Dynamics Corp.	49,583	4,058
	Raytheon Co.	62,358	4,043
	Northrop Grumman Corp.	46,691	3,670
	Precision Castparts Corp.	20,064	2,215
	L-3 Communications
	Holdings, Inc.	18,185	1,933
	Rockwell Collins, Inc.	23,586	1,389
	Goodrich Corp.	17,238	1,021
*	Alliant Techsystems, Inc.	4,813	505
*	BE Aerospace, Inc.	13,382	459
*	Spirit Aerosystems
	Holdings Inc.	14,603	395
	DRS Technologies, Inc.	5,982	336
*	Hexcel Corp.	13,867	280
	Curtiss-Wright Corp.	6,511	274
*	Moog Inc.	5,396	221
*	Esterline Technologies Corp.	4,189	220
*	Teledyne Technologies, Inc.	4,913	218
*	Orbital Sciences Corp.	8,746	189
*	AAR Corp.	5,618	145
	Triumph Group, Inc.	2,470	140
*	TransDigm Group, Inc.	3,455	134
*	Ceradyne, Inc.	3,811	119
*	Taser International Inc.	9,069	102
	American Science &
	Engineering, Inc.	1,434	78
*	Ladish Co., Inc.	2,096	75
*	GenCorp, Inc.	7,149	74
*	DynCorp International Inc.
	Class A	4,071	68
	HEICO Corp. Class A	1,787	65
*	MTC Technologies, Inc.	1,835	43
*	Stanley Inc.	1,282	36
	Cubic Corp.	1,325	34

Industrials Index Fund

*	Argon ST, Inc.	1,932	31
	HEICO Corp.	616	27
*	Aerovironment Inc.	1,244	26
*	Applied Energetics, Inc.	4,007	9
			52,297
Air Freight & Logistics (5.5%)
	United Parcel Service, Inc.	100,002	7,024
	FedEx Corp.	42,676	3,761
	Expeditors International of
	Washington, Inc.	30,957	1,217
	C.H. Robinson Worldwide Inc.	23,525	1,194
*	Hub Group, Inc.	5,799	174
	UTI Worldwide, Inc.	8,507	143
*	Atlas Air Worldwide
	Holdings, Inc.	2,454	124
	Forward Air Corp.	4,213	124
	Pacer International, Inc.	5,239	81
*	ABX Holdings Inc.	9,629	29
			13,871
Airlines (1.6%)
	Southwest Airlines Co.	107,373	1,316
*	Delta Air Lines Inc.	39,091	522
	UAL Corp.	16,678	505
*	AMR Corp.	36,186	464
*	Continental Airlines, Inc.
	Class B	14,148	342
	Skywest, Inc.	8,477	188
*	Alaska Air Group, Inc.	6,073	148
*	US Airways Group Inc.	11,388	141
*	JetBlue Airways Corp.	22,477	123
*	AirTran Holdings, Inc.	13,058	94
*	Republic Airways Holdings Inc.	4,502	88
*	Allegiant Travel Co.	2,169	59
			3,990
Building Products (1.5%)
	Trane, Inc.	26,388	1,189
	Masco Corp.	53,569	1,001
*	USG Corp.	10,648	362
	Lennox International Inc.	8,144	307
*	Owens Corning Inc.	11,278	213
	Ameron International Corp.	1,332	147
	Simpson Manufacturing Co.	5,784	139
*	Armstrong Worldwide
	Industries, Inc.	2,830	102
	Apogee Enterprises, Inc.	4,453	69
	Universal Forest Products, Inc.	2,449	68
	Gibraltar Industries Inc.	4,067	44
*	Griffon Corp.	3,849	34
	American Woodmark Corp.	1,388	26
*	Builders FirstSource, Inc.	2,543	17
*	NCI Building Systems, Inc.	366	11
*	PGT, Inc.	1,769	6
			3,735

Industrials Index Fund

Commercial Services & Supplies (8.3%)
	Waste Management, Inc.	73,839	2,424
	Pitney Bowes, Inc.	31,414	1,124
	R.R. Donnelley & Sons Co.	31,290	996
	Republic Services, Inc.
	Class A	27,129	828
	The Dun & Bradstreet Corp.	8,501	742
	Avery Dennison Corp.	13,767	707
*	Stericycle, Inc.	12,587	678
	Manpower Inc.	11,768	667
	Equifax, Inc.	19,249	659
	Robert Half International, Inc.	22,326	602
	Cintas Corp.	20,601	593
*	Covanta Holding Corp.	17,937	514
*	ChoicePoint Inc.	10,390	503
*	Allied Waste Industries, Inc.	47,822	494
*	Corrections Corp. of America	17,881	480
	The Brink’s Co.	7,069	473
*	Monster Worldwide Inc.	16,995	452
*	FTI Consulting, Inc.	6,981	443
*	Copart, Inc.	10,480	437
*	IHS Inc. Class A	5,328	328
	Watson Wyatt & Co. Holdings	6,129	325
*	Waste Connections, Inc.	10,077	306
	Herman Miller, Inc.	8,787	262
*	Geo Group Inc.	7,319	195
*	United Stationers, Inc.	3,763	186
	HNI Corp.	6,157	182
	Mine Safety Appliances Co.	4,534	182
*	Tetra Tech, Inc.	8,749	165
*	Clean Harbors Inc.	2,599	160
	Deluxe Corp.	7,638	159
*	PHH Corp.	7,849	159
*	The Advisory Board Co.	2,690	149
	Steelcase Inc.	9,478	134
*	Huron Consulting Group Inc.	2,529	134
	ABM Industries Inc.	6,679	133
*	TeleTech Holdings, Inc.	5,842	132
*	Korn/Ferry International	7,430	125
	Rollins, Inc.	6,963	123
	The Corporate
	Executive Board Co.	3,024	123
	Healthcare Services Group, Inc.	6,051	120
	G & K Services, Inc. Class A	3,125	120
	Interface, Inc.	7,112	119
*	Cenveo Inc.	7,719	116
*	CoStar Group, Inc.	2,763	115
*	Navigant Consulting, Inc.	6,841	112
	Viad Corp.	3,096	107
*	Layne Christensen Co.	2,678	107
*	Acco Brands Corp.	7,694	107
	Resources Connection, Inc.	6,539	105

Industrials Index Fund

*	Mobile Mini, Inc.	5,495	102
	Knoll, Inc.	7,097	100
*	School Specialty, Inc.	3,228	99
	IKON Office Solutions, Inc.	13,396	95
	Heidrick & Struggles
	International, Inc.	2,755	94
*	Consolidated Graphics, Inc.	1,617	86
	Kelly Services, Inc. Class A	4,164	80
*	American Reprographics Co.	4,891	79
*	TrueBlue, Inc.	6,269	78
*	M&F Worldwide Corp.	2,079	77
	Comfort Systems USA, Inc.	6,445	77
	McGrath RentCorp	3,501	73
*	Team, Inc.	2,319	71
*	CRA International Inc.	1,850	70
*	CBIZ Inc.	7,858	70
	Ennis, Inc.	3,874	62
*	Spherion Corp.	9,011	58
*	Kenexa Corp.	2,828	57
	Bowne & Co., Inc.	4,209	56
*	Innerworkings, Inc.	3,903	54
	CDI Corp.	2,322	53
*	Fuel-Tech N.V.	2,577	52
*	Kforce Inc.	5,567	48
	Courier Corp.	1,566	43
*	RSC Holdings Inc.	3,725	42
	Schawk, Inc.	2,514	40
*	Pike Electric Corp.	3,053	39
	Kimball International, Inc.
	Class B	3,700	39
*	First Advantage Corp. Class A	1,747	35
*	Hudson Highland Group, Inc.	4,221	31
*	LECG Corp.	3,276	31
*	Volt Information Sciences Inc.	1,857	30
*	EnerNOC Inc.	1,524	23
	The Standard Register Co.	2,218	19
	Administaff, Inc.	212	5
			20,674
Construction & Engineering (3.1%)
	Fluor Corp.	12,845	1,789
*	Jacobs Engineering Group Inc.	17,551	1,409
*	Foster Wheeler Ltd.	20,876	1,366
*	KBR Inc.	24,335	811
*	Shaw Group, Inc.	11,783	759
*	Quanta Services, Inc.	24,717	590
*	URS Corp.	11,386	459
*	EMCOR Group, Inc.	9,390	226
	Granite Construction Co.	5,247	158
*	Insituform Technologies Inc.
	Class A	3,913	55
*	Perini Corp.	1,395	52
	Great Lakes Dredge &
	Dock Co.	5,490	34

Industrials Index Fund

			7,708
Electrical Equipment (5.9%)
	Emerson Electric Co.	114,349	5,827
*	First Solar, Inc.	5,661	1,162
	Rockwell Automation, Inc.	20,591	1,127
	Cooper Industries, Inc.
	Class A	26,360	1,105
	Roper Industries Inc.	12,731	718
	Ametek, Inc.	15,445	658
*	General Cable Corp.	7,615	470
*	SunPower Corp. Class A	5,287	347
	Hubbell Inc. Class B	7,437	337
*	Thomas & Betts Corp.	8,298	333
	Acuity Brands, Inc.	6,361	282
	Woodward Governor Co.	9,106	260
	Belden Inc.	6,604	260
*	GrafTech International Ltd.	14,939	239
	Brady Corp. Class A	7,420	227
	Regal-Beloit Corp.	4,733	175
	Baldor Electric Co.	6,076	174
*	Energy Conversion
	Devices, Inc.	5,678	151
*	Evergreen Solar, Inc.	14,419	139
*	American
	Superconductor Corp.	5,892	133
*	II-VI, Inc.	3,876	127
*	EnerSys	4,948	114
	A.O. Smith Corp.	3,074	112
	Franklin Electric, Inc.	2,684	89
*	Superior Essex Inc.	2,772	79
*	FuelCell Energy, Inc.	10,073	72
	Encore Wire Corp.	2,851	48
	Vicor Corp.	3,728	45
*	Polypore International Inc.	2,331	42
*	Medis Technology Ltd.	3,513	38
*	Plug Power, Inc.	10,001	30
*	Power-One, Inc.	1,383	4
			14,924
Industrial Conglomerates (25.6%)
	General Electric Co.	1,467,966	48,648
	3M Co.	98,420	7,716
	Tyco International, Ltd.	71,990	2,884
	Textron, Inc.	36,205	1,961
*	McDermott International, Inc.	32,707	1,708
	Walter Industries, Inc.	7,478	409
	Carlisle Co., Inc.	9,037	330
	Teleflex Inc.	5,428	307
	Raven Industries, Inc.	2,538	74
	Tredegar Corp.	4,436	70
			64,107
Machinery (18.1%)
	Caterpillar, Inc.	92,376	6,682
	Deere & Co.	63,967	5,451

Industrials Index Fund

	Illinois Tool Works, Inc.	67,159	3,295
	Danaher Corp.	36,774	2,727
	PACCAR, Inc.	50,930	2,209
	Eaton Corp.	21,179	1,708
	Ingersoll-Rand Co.	39,571	1,656
	Parker Hannifin Corp.	24,434	1,579
	Cummins Inc.	28,185	1,420
	ITT Industries, Inc.	25,020	1,407
	Dover Corp.	28,864	1,198
	Joy Global Inc.	15,593	1,035
*	Terex Corp.	14,812	999
	Flowserve Corp.	8,300	904
*	AGCO Corp.	13,304	863
	SPX Corp.	7,664	784
	The Manitowoc Co., Inc.	18,858	768
	Pall Corp.	17,564	692
	Harsco Corp.	12,164	687
	Bucyrus International, Inc.	5,394	539
	Pentair, Inc.	13,763	449
	Donaldson Co., Inc.	10,393	438
	Oshkosh Truck Corp.	10,720	430
	Lincoln Electric Holdings, Inc.	5,936	399
	The Timken Co.	11,766	355
	IDEX Corp.	11,720	353
	Kennametal, Inc.	11,309	343
	Trinity Industries, Inc.	11,700	330
	Graco, Inc.	9,368	325
	Crane Co.	6,985	288
*	Gardner Denver Inc.	7,771	287
	The Toro Co.	5,856	282
	CLARCOR Inc.	6,788	243
	Wabtec Corp.	6,835	237
	Nordson Corp.	4,501	231
	Actuant Corp.	8,116	218
	Valmont Industries, Inc.	2,674	214
	Kaydon Corp.	4,205	180
	Mueller Industries Inc.	5,539	159
*	The Middleby Corp.	2,293	156
	Robbins & Myers, Inc.	4,468	152
*	Chart Industries, Inc.	4,015	138
	Albany International Corp.	3,955	136
	Watts Water Technologies, Inc.	4,730	131
	Briggs & Stratton Corp.	7,175	128
	Lindsay Manufacturing Co.	1,600	126
*	ESCO Technologies Inc.	3,715	123
	Titan International, Inc.	3,550	121
	CIRCOR International, Inc.	2,428	111
*	RBC Bearings Inc.	3,288	110
	Barnes Group, Inc.	4,815	110
*	Astec Industries, Inc.	2,676	101
	Dynamic Materials Corp.	1,755	100
*	EnPro Industries, Inc.	3,272	97
	Tennant Co.	2,625	95

Industrials Index Fund

*	Columbus McKinnon Corp.	2,877	82
	Federal Signal Corp.	6,502	78
*	Blount International, Inc.	6,052	72
	Freightcar America Inc.	1,734	70
	Badger Meter, Inc.	1,769	68
	The Greenbrier Cos., Inc.	2,506	66
	NACCO Industries, Inc. Class A	807	65
	Cascade Corp.	1,349	60
	Gorman-Rupp Co.	1,811	49
*	Force Protection, Inc.	9,914	41
	American Railcar
	Industries, Inc.	1,518	38
*	3D Systems Corp.	2,559	37
	Sun Hydraulics Corp.	1,665	36
	Mueller Water Products, Inc.
	Class A	4,252	34
*	Accuride Corp.	4,686	34
	Wabash National Corp.	4,086	32
*	Commercial Vehicle Group Inc.	3,072	29
*	TurboChef Technologies, Inc.	3,363	29
	Mueller Water Products, Inc.	2,593	23
*	TriMas Corp.	2,147	17
	Xerium Technologies Inc.	3,205	16
			45,275
Marine (0.5%)
*	Kirby Corp.	7,451	336
	Alexander & Baldwin, Inc.	5,983	264
	Genco Shipping and
	Trading Ltd.	3,298	192
	Eagle Bulk Shipping Inc.	6,664	177
	Quintana Maritime Ltd.	6,060	140
*	American Commercial
	Lines Inc.	7,766	132
	Horizon Lines Inc.	4,589	93
*	TBS International Ltd.	1,348	46
			1,380
Road & Rail (7.3%)
	Union Pacific Corp.	36,239	4,521
	Burlington Northern
	Santa Fe Corp.	50,992	4,476
	Norfolk Southern Corp.	56,248	2,975
	CSX Corp.	61,068	2,963
	Ryder System, Inc.	8,585	495
*	Kansas City Southern	11,239	402
	Landstar System, Inc.	7,875	365
	J.B. Hunt Transport
	Services, Inc.	12,900	353
	Con-way, Inc.	6,474	293
*	Hertz Global Holdings Inc.	21,031	251
*	Avis Budget Group, Inc.	15,082	172
*	Genesee & Wyoming Inc.
	Class A	4,902	152
	Werner Enterprises, Inc.	7,653	136

Industrials Index Fund

	Heartland Express, Inc.	9,675	135
	Knight Transportation, Inc.	9,095	135
*	Old Dominion
	Freight Line, Inc.	4,297	117
*	YRC Worldwide, Inc.	8,220	113
	Arkansas Best Corp.	3,643	97
*	Amerco, Inc.	997	52
*	Dollar Thrifty
	Automotive Group, Inc.	3,410	49
*	Universal Truckload
	Services, Inc.	924	17
			18,269
Trading Companies & Distributors (1.5%)
	Fastenal Co.	18,428	749
	W.W. Grainger, Inc.	9,784	721
	UAP Holding Corp.	7,646	294
	MSC Industrial Direct Co., Inc.
	Class A	6,885	279
	GATX Corp.	7,161	258
*	WESCO International, Inc.	6,365	255
*	United Rentals, Inc.	11,215	225
	Applied Industrial
	Technology, Inc.	5,809	161
	Watsco, Inc.	3,480	132
	Kaman Corp. Class A	3,573	86
*	Interline Brands, Inc.	4,508	80
	Aircastle Ltd.	3,047	63
*	Rush Enterprises, Inc. Class A	4,094	61
*	NuCo2, Inc.	2,145	59
	TAL International Group, Inc.	2,716	57
*	Beacon Roofing Supply, Inc.	6,345	54
	Electro Rent Corp.	3,380	44
*	H&E Equipment Services, Inc.	2,612	41
	Houston Wire & Cable Co.	2,407	35
	Lawson Products, Inc.	1,029	26
	Bluelinx Holdings Inc.	3,834	21
*	Rush Enterprises, Inc. Class B	1,294	19
			3,720
Transportation Infrastructure (0.1%)
	Macquarie
	Infrastructure Co. LLC	6,154	206
Total Investments (99.9%)
(Cost $257,179)			250,156
Other Assets and Liabilities (0.1%)
Other Assets—Note B			1,992
Liabilities			(1,703)
			289
Net Assets (100%)			250,445

Industrials Index Fund

At February 29, 2008, net assets consisted of:[1]
Amount
($000)
Paid-in Capital	259,378
Undistributed Net Investment Income	791
Accumulated Net Realized Losses	(2,701)
Unrealized Depreciation	(7,023)
Net Assets	250,445

Admiral Shares—Net Assets
Applicable to 186,221 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,474
Net Asset Value Per Share—
Admiral Shares	$34.76

ETF Shares—Net Assets
Applicable to 3,601,305 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	243,971
Net Asset Value Per Share—
ETF Shares	$67.75

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

1  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Industrials Index Fund

Statement of Operations

Six Months Ended
February 29, 2008
($000)
Investment Income
Income
Dividends	2,646
Interest[1]	3
Total Income	2,649
Expenses
The Vanguard Group—Note B
Investment Advisory Services	17
Management and Administrative
Admiral Shares	6
ETF Shares	170
Marketing and Distribution
Admiral Shares	—
ETF Shares	33
Custodian Fees	12
Shareholders’ Reports
Admiral Shares	—
ETF Shares	6
Total Expenses	244
Net Investment Income	2,405
Realized Net Gain (Loss) on
Investment Securities Sold	10,694
Change in Unrealized Appreciation
(Depreciation) of Investment Securities	(31,660)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(18,561)

Industrials Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,405	2,607
Realized Net Gain (Loss)	10,694	7,876
Change in Unrealized Appreciation (Depreciation)	(31,660)	25,565
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,561)	36,048
Distributions
Net Investment Income
Admiral Shares	(67)	(4)
ETF Shares	(3,337)	(1,637)
Realized Capital Gain
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(3,404)	(1,641)
Capital Share Transactions—Note E
Admiral Shares	3,148	3,509
ETF Shares	36,208	75,257
Net Increase (Decrease) from Capital Share Transactions	39,356	78,766
Total Increase (Decrease)	17,391	113,173
Net Assets
Beginning of Period	233,054	119,881
End of Period[2]	250,445	233,054

1  Interest income from an affiliated company of the fund was $3,000.

2  Net Assets—End of Period includes undistributed net investment income of $791,000 and $1,790,000.

Industrials Index Fund

Financial Highlights

Admiral Shares
	Six Months	Year	May 8,
	Ended	Ended	2006[1] to
	February 29,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$37.94	$30.72	$34.10
Investment Operations
Net Investment Income	.37[2]	.51[2]	.164[2]
Net Realized and Unrealized Gain (Loss) on Investments	(3.05)	7.09	(3.544)
Total from Investment Operations	(2.68)	7.60	(3.380)
Distributions
Dividends from Net Investment Income	(.50)	(.38)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.50)	(.38)	—
Net Asset Value, End of Period	$34.76	$37.94	$30.72

Total Return[3]	–7.18%	24.90%	–9.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6	$4	$0.2
Ratio of Total Expenses to Average Net Assets	0.25%*	0.26%	0.28%*
Ratio of Net Investment Income to Average Net Assets	1.94%*	1.46%	1.35%*
Portfolio Turnover Rate[4]	9%*	13%	9%

Industrials Index Fund

ETF Shares

	Six Months			Sept. 23,
	Ended	Year Ended		2004[1] to
	February 29,	August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$73.94	$59.85	$54.30	$48.79
Investment Operations
Net Investment Income	.707[2]	1.026[2]	.842[2]	.65
Net Realized and Unrealized Gain (Loss) on Investments	(5.916)	13.808	5.160	5.18
Total from Investment Operations	(5.209)	14.834	6.002	5.83
Distributions
Dividends from Net Investment Income	(.981)	(.744)	(.452)	(.32)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.981)	(.744)	(.452)	(.32)
Net Asset Value, End of Period	$67.75	$73.94	$59.85	$54.30

Total Return	–7.14%	24.95%	11.08%	11.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$244	$229	$120	$16
Ratio of Total Expenses to Average Net Assets	0.20%*	0.22%	0.25%	0.26%*
Ratio of Net Investment Income to Average Net Assets	1.99%*	1.50%	1.38%	1.30%*
Portfolio Turnover Rate[4]	9%*	13%	9%	11%

1  Inception.

2  Calculated based on average shares outstanding.

3  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.

4  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund

Notes to Financial Statements

Vanguard Industrials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard World Funds. The fund offers two classes of shares, Admiral Shares and ETF Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund‘s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–2007) and for the period ended February 29, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of Admiral Shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2008, the fund had contributed capital of $23,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Industrials Index Fund

During the six months ended February 29, 2008, the fund realized $13,077,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2007, the fund had available realized losses of $301,000 to offset future net capital gains of $18,000 through August 31, 2014, and $283,000 through August 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At February 29, 2008, the cost of investment securities for tax purposes was $257,179,000. Net unrealized depreciation of investment securities for tax purposes was $7,023,000, consisting of unrealized gains of $12,219,000 on securities that had risen in value since their purchase and $19,242,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended February 29, 2008, the fund purchased $104,161,000 of investment securities and sold $64,584,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were (see table below):

	Six Months Ended		Year Ended
	February 29, 2008		August 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	3,888	106	3,732	102
Issued in Lieu of Cash Distributions	57	1	2	—
Redeemed[1]	(797)	(22)	(225)	(7)
Net Increase (Decrease)—Admiral Shares	3,148	85	3,509	95
ETF Shares
Issued	89,958	1,201	104,732	1,500
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(53,750)	(700)	(29,475)	(400)
Net Increase (Decrease)—ETF Shares	36,208	501	75,257	1,100

1  Net of redemption fees of $14,000 and $4,000.

112

Information Technology Index Fund

Information Technology Index Fund

Fund Profile

As of February 29, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	397	396	2,454
Median Market Cap	$70.6B	$70.6B	$35.8B
Price/Earnings Ratio	20.3x	20.3x	16.7x
Price/Book Ratio	3.5x	3.5x	2.5x
Yield[3]		0.7%	2.0%
Admiral Shares	0.5%
ETF Shares	0.6%
Return on Equity	20.0%	20.0%	19.8%
Earnings Growth Rate	21.9%	22.0%	20.5%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	11.9%[4]	—	—
Expense Ratio		—	—
Admiral Shares	0.25%[4]
ETF Shares	0.20%[4]
Short-Term Reserves	0.0%	—	—

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.79
Beta	1.00	1.54

Industry Diversification (% of equity exposure)

Application Software	4.6%
Communications Equipment	15.1
Computer Hardware	20.6
Computer Storage & Peripherals	3.6
Data Processing & Outsourced Services	6.2
Electronic Equipment Manufacturers	2.0
Electronic Manufacturing Services	1.8
Home Entertainment Software	1.2
Internet Software & Services	9.5
IT Consulting & Other Services	2.0
Semiconductor Equipment	3.5
Semiconductors	12.4
Systems Software	16.1
Other Information Technology	1.4

Information Technology Index Fund

Ten Largest Holdings[6] (% of total net assets)

Microsoft Corp.	10.3%
International Business Machines Corp.	7.0
Cisco Systems, Inc.	6.6
Hewlett-Packard Co.	5.5
Intel Corp.	5.2
Google Inc.	5.0
Apple Inc.	4.9
Oracle Corp.	3.5
QUALCOMM Inc.	3.1
Dell Inc.	1.9
Top Ten	53.0%

1  MSCI US IMI/Information Technology.

2  MSCI US IMI/2500.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary on page 171.

4  Annualized.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 171.

6  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Information Technology Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 26, 2004–February 29, 2008

Average Annual Total Returns: Periods Ended December 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception
ETF Shares	1/26/2004
Market Price		14.80%	4.89%
Net Asset Value		15.00	4.91
Admiral Shares[2]	3/25/2004	14.93	8.14

1  Six months ended February 29, 2008.

2  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.
Note: See Financial Highlights tables on page 128 and 129 for dividend and capital gains information.

Information Technology Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 29, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Communications Equipment (15.1%)
*	Cisco Systems, Inc.	1,420,260	34,612
	QUALCOMM Inc.	383,097	16,232
	Corning, Inc.	368,898	8,569
	Motorola, Inc.	534,753	5,331
*	Juniper Networks, Inc.	116,000	3,111
	Harris Corp.	32,083	1,567
*	CommScope, Inc.	15,828	663
*	JDS Uniphase Corp.	50,170	660
*	Tellabs, Inc.	97,668	643
*	Ciena Corp.	20,100	519
*	Polycom, Inc.	21,601	471
*	F5 Networks, Inc.	19,676	436
*	Foundry Networks, Inc.	33,277	395
*	EchoStar Corp.	9,848	394
*	ADC
	Telecommunications, Inc.	27,589	377
*	3Com Corp.	94,059	309
	ADTRAN Inc.	13,979	257
*	Comtech
	Telecommunications Corp.	5,460	237
	Plantronics, Inc.	11,338	214
*	Sonus Networks, Inc.	61,117	203
*	Harmonic, Inc.	22,009	196
*	InterDigital, Inc.	11,091	193
*	Infinera Corp.	16,045	187
*	Arris Group Inc.	31,955	184
*	NETGEAR, Inc.	8,262	180
*	Tekelec	15,070	179
*	Avocent Corp.	10,692	179
*	Blue Coat Systems, Inc.	7,401	174
*	Sycamore Networks, Inc.	45,986	160
	Black Box Corp.	4,120	128
*	ViaSat, Inc.	6,053	127
*	Riverbed Technology, Inc.	5,829	117
*	Dycom Industries, Inc.	9,598	110
*	Finisar Corp.	65,025	105

Information Technology Index Fund

*	Mastec Inc.	10,975	96
*	Powerwave Technologies, Inc.	30,924	88
*	Starent Networks Corp.	5,339	84
*	Extreme Networks, Inc.	25,601	77
*	Loral Space and
	Communications Ltd.	3,127	76
*	Hughes Communications Inc.	1,578	74
*	Ixia	9,736	73
*	UTStarcom, Inc.	24,311	69
*	Comtech Group Inc.	6,371	67
*	Nextwave Wireless Inc.	11,931	64
*	Aruba Networks, Inc.	11,146	63
*	Harris Stratex Networks, Inc.
	Class A	6,056	61
*	MRV Communications Inc.	34,289	55
	Bel Fuse, Inc. Class B	1,996	54
*	BigBand Networks Inc.	6,736	42
*	Packeteer, Inc.	8,721	39
*	Orbcomm, Inc.	6,120	35
*	OpNext, Inc.	5,510	25
*	Optium Corp.	2,820	19
	Bel Fuse, Inc. Class A	559	18
			78,598
Computers & Peripherals (24.2%)
	International Business
	Machines Corp.	322,576	36,729
	Hewlett-Packard Co.	603,517	28,830
*	Apple Inc.	204,962	25,624
*	Dell Inc.	497,235	9,870
*	EMC Corp.	491,188	7,633
*	Sun Microsystems, Inc.	215,140	3,528
	Seagate Technology	124,546	2,686
*	Network Appliance, Inc.	83,296	1,801
*	Western Digital Corp.	51,495	1,590
*	SanDisk Corp.	53,629	1,263
*	Teradata Corp.	42,267	1,066
*	NCR Corp.	42,418	940
*	Lexmark International, Inc.	22,175	732
*	Brocade Communications
	Systems, Inc.	91,245	702
*	QLogic Corp.	33,979	539
	Diebold, Inc.	15,522	374
*	Emulex Corp.	19,978	297
*	Intermec, Inc.	11,484	253
*	Avid Technology, Inc.	9,617	234
*	Electronics for Imaging, Inc.	13,401	202
*	Synaptics Inc.	6,861	184
	Imation Corp.	7,820	176
	Palm, Inc.	22,088	143
*	Quantum Corp.	46,953	117
*	Hutchinson Technology, Inc.	6,128	103
*	Data Domain, Inc.	4,398	93
*	Stratasys, Inc.	4,603	86

Information Technology Index Fund

*	Novatel Wireless, Inc.	7,617	81
*	Adaptec, Inc.	27,935	74
*	Rackable Systems Inc.	6,964	64
*	Isilon Systems Inc.	4,646	26
			126,040
Electronic Equipment & Instruments (4.6%)
	Tyco Electronics Ltd.	116,369	3,829
*	Agilent Technologies, Inc.	90,489	2,770
*	Flextronics International Ltd.	194,755	1,975
	Amphenol Corp.	41,732	1,543
*	Avnet, Inc.	35,257	1,188
*	Arrow Electronics, Inc.	28,733	937
*	FLIR Systems, Inc.	30,068	856
*	Mettler-Toledo
	International Inc.	8,441	825
*	Trimble Navigation Ltd.	28,252	772
*	Itron, Inc.	7,137	680
	Jabil Circuit, Inc.	43,838	566
*	Ingram Micro, Inc. Class A	36,395	556
*	Anixter International Inc.	7,905	517
*	Dolby Laboratories Inc.	11,544	511
*	Tech Data Corp.	12,957	432
	Molex, Inc. Class A	18,350	399
*	Vishay Intertechnology, Inc.	40,418	369
	National Instruments Corp.	13,944	361
	Molex, Inc.	15,221	343
*	Rofin-Sinar Technologies Inc.	7,320	288
*	Benchmark Electronics, Inc.	17,134	288
*	Plexus Corp.	10,972	272
*	Checkpoint Systems, Inc.	9,324	226
*	ScanSource, Inc.	6,079	207
*	Sanmina-SCI Corp.	124,949	206
*	Insight Enterprises, Inc.	11,538	202
	Technitrol, Inc.	9,150	201
	Cognex Corp.	9,705	188
*	Littelfuse, Inc.	5,256	164
*	L-1 Identity Solutions Inc.	13,222	158
	AVX Corp.	12,156	152
	Daktronics, Inc.	8,022	139
*	Rogers Corp.	4,184	133
	MTS Systems Corp.	4,214	131
*	Brightpoint, Inc.	12,438	129
*	Universal Display Corp.	7,383	126
*	FARO Technologies, Inc.	3,724	122
*	Cogent Inc.	11,284	113
*	TTM Technologies, Inc.	10,084	111
*	Electro Scientific
	Industries, Inc.	6,690	108
	Park Electrochemical Corp.	4,594	108
*	DTS Inc.	4,195	102
*	KEMET Corp.	19,741	98
	Methode Electronics, Inc.

Information Technology Index Fund

	Class A	8,925	95
*	Newport Corp.	8,657	91
	Agilysys, Inc.	6,296	80
*	GSI Group, Inc.	9,635	78
	CTS Corp.	7,971	77
*	Echelon Corp.	6,583	74
*	SYNNEX Corp.	3,343	70
*	IPG Photonics Corp.	3,574	61
*	Smart Modular
	Technologies Inc.	7,844	52
*	Multi-Fineline Electronix, Inc.	2,434	52
*	Comverge Inc.	2,950	41
			24,172
Internet Software & Services (9.5%)
*	Google Inc.	55,129	25,976
*	Yahoo! Inc.	281,572	7,822
*	eBay Inc.	253,485	6,682
*	VeriSign, Inc.	54,742	1,905
*	Akamai Technologies, Inc.	36,957	1,299
*	Equinix, Inc.	7,647	530
*	SINA.com	12,209	506
*	ValueClick, Inc.	22,980	444
*	Digital River, Inc.	9,432	308
*	VistaPrint Ltd.	9,729	306
*	Sohu.com Inc.	6,546	295
*	Omniture, Inc.	12,357	284
*	j2 Global
	Communications, Inc.	11,727	252
*	CNET Networks, Inc.	33,852	246
*	EarthLink, Inc.	29,087	210
*	Websense, Inc.	10,634	207
*	Ariba, Inc.	18,581	166
*	DealerTrack Holdings Inc.	7,910	162
	United Online, Inc.	15,859	158
*	RealNetworks, Inc.	24,821	145
*	Interwoven Inc.	10,301	140
*	Bankrate, Inc.	3,031	128
*	CMGI, Inc.	10,933	126
*	SonicWALL, Inc.	14,628	122
*	S1 Corp.	14,258	101
*	Vignette Corp.	6,613	84
*	Move, Inc.	33,096	83
*	LoopNet, Inc.	6,855	82
	InfoSpace, Inc.	7,788	79
*	The Knot, Inc.	6,746	78
*	ComScore Inc.	3,744	77
*	Internap Network
	Services Corp.	10,312	72
*	Vocus, Inc.	2,701	66
*	Switch and Data Inc.	5,231	55
*	WebMD Health Corp. Class A	1,960	55
*	Perficient, Inc.	6,341	54
	Marchex, Inc.	5,944	52

Information Technology Index Fund

*	Chordiant Software, Inc.	7,827	45
	Openwave Systems Inc.	19,463	40
*	iPass Inc.	14,054	39
*	DivX, Inc.	3,680	36
*	Liquidity Services, Inc.	3,620	35
*	Limelight Networks Inc.	6,781	32
*	TechTarget	2,001	23
*	Jupitermedia Corp.	4,913	16
*	SAVVIS, Inc.	337	7
			49,630
IT Services (8.2%)
	Accenture Ltd.	140,701	4,960
	Automatic Data
	Processing, Inc.	123,179	4,921
	Western Union Co.	177,803	3,698
	MasterCard, Inc. Class A	16,717	3,176
	Paychex, Inc.	78,947	2,484
	Electronic Data
	Systems Corp.	120,072	2,080
*	Cognizant Technology
	Solutions Corp.	67,979	2,054
*	Fiserv, Inc.	36,613	1,927
	Fidelity National Information
	Services, Inc.	45,362	1,882
*	Computer Sciences Corp.	40,899	1,777
*	Iron Mountain, Inc.	44,687	1,344
*	Affiliated Computer
	Services, Inc. Class A	21,839	1,108
*	Alliance Data Systems Corp.	18,499	937
*	Hewitt Associates, Inc.	22,743	897
	Total System Services, Inc.	39,526	879
*	DST Systems, Inc.	11,509	809
	Global Payments Inc.	18,472	733
	Broadridge Financial
	Solutions LLC	32,766	627
*	SAIC, Inc.	25,492	486
*	Convergys Corp.	30,488	440
*	Metavante Technologies	19,465	422
*	NeuStar, Inc. Class A	16,197	416
*	Unisys Corp.	82,341	340
*	VeriFone Holdings, Inc.	15,622	323
*	CACI International, Inc.	7,053	308
*	Perot Systems Corp.	21,523	297
*	Gartner, Inc. Class A	14,911	282
*	MPS Group, Inc.	24,152	275
*	Wright Express Corp.	9,434	273
*	SRA International, Inc.	10,146	244
	Acxiom Corp.	18,142	231
*	Euronet Worldwide, Inc.	9,691	209
*	ManTech International Corp.	4,632	204
	MAXIMUS, Inc.	5,234	190
*	Sapient Corp.	20,641	152
	Syntel, Inc.	5,376	146

Information Technology Index Fund

*	Sykes Enterprises, Inc.	7,728	130
	Heartland Payment
	Systems, Inc.	5,343	118
*	Forrester Research, Inc.	3,557	95
	TNS Inc.	5,126	92
*	BearingPoint, Inc.	45,270	73
*	ExlService Holdings, Inc.	3,358	72
	MoneyGram International, Inc.	19,484	71
*	Ness Technologies Inc.	7,365	69
*	Global Cash Access, Inc.	11,914	63
	infoUSA Inc.	8,056	61
*	Ciber, Inc.	13,194	61
*	RightNow Technologies Inc.	4,392	50
*	Lionbridge Technologies, Inc.	13,722	49
*	iGATE Corp.	5,159	41
	Gevity HR, Inc.	5,759	40
*	CSG Systems
	International, Inc.	538	6
			42,622
Office Electronics (0.7%)
	Xerox Corp.	216,405	3,181
*	Zebra Technologies Corp.
	Class A	15,922	531
			3,712
Semiconductors &
Semiconductor Equipment (15.8%)
	Intel Corp.	1,368,766	27,307
	Texas Instruments, Inc.	327,316	9,806
	Applied Materials, Inc.	322,610	6,184
*	MEMC Electronic
	Materials, Inc.	53,635	4,091
*	NVIDIA Corp.	123,555	2,643
*	Broadcom Corp.	109,917	2,079
	Analog Devices, Inc.	71,014	1,912
	KLA-Tencor Corp.	42,640	1,791
	Microchip Technology, Inc.	50,153	1,544
	Xilinx, Inc.	68,823	1,539
	Linear Technology Corp.	52,201	1,446
	Altera Corp.	78,625	1,345
*	Micron Technology, Inc.	178,011	1,339
*	Marvell Technology
	Group Ltd.	117,494	1,329
*	LAM Research Corp.	29,018	1,168
	National Semiconductor Corp.	61,803	1,018
*	Advanced Micro Devices, Inc.	139,521	1,006
*	LSI Corp.	165,254	833
*	Cypress Semiconductor Corp.	37,267	810
	Intersil Corp.	30,648	713
*	Cree, Inc.	19,939	616
*	Varian Semiconductor
	Equipment Associates, Inc.	17,994	608
*	Novellus Systems, Inc.	27,189	600
*	Teradyne, Inc.	40,789	489

Information Technology Index Fund

*	ON Semiconductor Corp.	68,211	409
*	International Rectifier Corp.	17,086	389
*	Integrated Device
	Technology Inc.	44,991	377
*	Microsemi Corp.	17,190	374
*	Silicon Laboratories Inc.	11,671	361
*	Rambus Inc.	19,311	348
*	Fairchild Semiconductor
	International, Inc.	29,184	325
*	Amkor Technology, Inc.	27,786	325
*	Atheros Communications, Inc.	13,281	323
*	Atmel Corp.	95,859	312
*	Skyworks Solutions, Inc.	35,899	297
*	Verigy Ltd.	14,042	282
*	Tessera Technologies, Inc.	11,239	265
*	PMC Sierra Inc.	50,627	243
*	MKS Instruments, Inc.	11,534	232
*	ATMI, Inc.	8,093	221
*	OmniVision Technologies, Inc.	12,961	206
*	RF Micro Devices, Inc.	64,715	204
*	Cymer, Inc.	7,155	203
*	Sigma Designs, Inc.	6,601	194
*	FormFactor Inc.	10,727	192
*	Entegris Inc.	27,212	192
*	Semtech Corp.	14,823	189
*	Cabot Microelectronics Corp.	5,610	188
*	FEI Co.	8,494	173
*	Brooks Automation, Inc.	16,541	167
*	Zoran Corp.	11,789	162
*	Diodes Inc.	7,040	159
*	TriQuint Semiconductor, Inc.	33,067	156
*	Standard Microsystem Corp.	5,486	156
*	Axcelis Technologies, Inc.	24,003	138
*	Applied Micro Circuits Corp.	16,489	122
*	Advanced Energy
	Industries, Inc.	8,606	110
*	Veeco Instruments, Inc.	7,098	110
*	Hittite Microwave Corp.	3,280	109
	Micrel, Inc.	13,962	103
*	AMIS Holdings Inc.	14,712	100
*	ANADIGICS, Inc.	14,178	100
*	Cirrus Logic, Inc.	18,854	97
*	Photronics, Inc.	9,434	95
*	Monolithic Power Systems	5,642	94
*	Netlogic Microsystems Inc.	3,951	93
*	Silicon Image, Inc.	20,239	93
*	Exar Corp.	11,430	90
*	DSP Group Inc.	7,591	88
	Cohu, Inc.	5,202	81
*	Cavium Networks, Inc.	5,580	79
*	SiRF Technology Holdings, Inc.	11,944	77
*	Actel Corp.	6,246	74
*	Mattson Technology, Inc.	12,338	73

Information Technology Index Fund

*	Spansion Inc. Class A	25,614	70
*	Lattice Semiconductor Corp.	27,153	70
*	Trident Microsystems, Inc.	13,612	68
*	Kulicke & Soffa Industries, Inc.	12,891	66
*	Silicon Storage
	Technology, Inc.	22,103	63
*	Conexant Systems, Inc.	116,021	61
*	Advanced Analogic
	Technologies, Inc.	9,124	59
*	Rudolph Technologies, Inc.	6,676	58
*	Supertex, Inc.	2,801	58
*	Ultratech, Inc.	5,345	51
*	Asyst Technologies, Inc.	11,991	42
*	PDF Solutions, Inc.	5,527	32
*	Eagle Test Systems, Inc.	2,972	31
*	Credence Systems Corp.	21,903	31
			82,526
Software (21.9%)
	Microsoft Corp.	1,971,074	53,653
*	Oracle Corp.	959,270	18,034
*	Adobe Systems, Inc.	134,322	4,520
*	Electronic Arts Inc.	73,735	3,487
*	Symantec Corp.	203,027	3,419
	CA, Inc.	96,864	2,216
*	Intuit, Inc.	73,993	1,965
*	Activision, Inc.	68,195	1,858
*	BEA Systems, Inc.	93,235	1,778
*	NAVTEQ Corp.	23,076	1,730
*	Autodesk, Inc.	54,313	1,689
*	BMC Software, Inc.	45,838	1,480
*	Citrix Systems, Inc.	44,410	1,462
*	salesforce.com, inc.	21,949	1,311
*	McAfee Inc.	37,525	1,248
*	Synopsys, Inc.	33,767	784
*	Red Hat, Inc.	43,200	770
*	ANSYS, Inc.	18,285	683
*	Cadence Design
	Systems, Inc.	62,928	668
*	MICROS Systems, Inc.	19,170	614
*	Novell, Inc.	82,236	613
*	Sybase, Inc.	21,202	564
*	Nuance Communications, Inc.	33,967	559
	FactSet Research Systems Inc.	10,352	545
*	Compuware Corp.	66,999	533
*	Take-Two Interactive
	Software, Inc.	17,373	460
	Jack Henry & Associates Inc.	18,933	445
*	Parametric Technology Corp.	26,984	413
*	Informatica Corp.	20,692	361
*	TIBCO Software Inc.	44,610	315
*	THQ Inc.	15,824	296
*	Concur Technologies, Inc.	10,111	296
*	Solera Holdings, Inc.	12,241	290

Information Technology Index Fund

*	Progress Software Corp.	9,827	280
	Fair Isaac, Inc.	11,992	278
	Blackbaud, Inc.	10,357	271
*	Lawson Software, Inc.	32,353	252
*	Net 1 UEPS Technologies, Inc.	8,485	247
*	Quest Software, Inc.	15,571	222
*	Advent Software, Inc.	4,550	204
*	Macrovision Corp.	12,895	197
*	Blackboard Inc.	6,163	177
*	SPSS, Inc.	4,312	164
*	The Ultimate Software
	Group, Inc.	5,891	161
*	MicroStrategy Inc.	2,283	152
*	ACI Worldwide, Inc.	8,373	148
*	Epicor Software Corp.	12,382	137
	Quality Systems, Inc.	4,192	137
*	Manhattan Associates, Inc.	6,152	136
*	Commvault Systems, Inc.	9,629	135
*	MSC Software Corp.	10,356	131
*	Wind River Systems Inc.	18,144	131
*	Tyler Technologies, Inc.	8,645	120
*	JDA Software Group, Inc.	6,694	114
*	Secure Computing Corp.	12,924	105
*	Ansoft Corp.	3,643	89
*	Magma Design
	Automation, Inc.	8,611	85
*	Radiant Systems, Inc.	5,910	84
*	Taleo Corp. Class A	4,399	84
*	EPIQ Systems, Inc.	6,099	83
*	eSPEED, Inc. Class A	6,801	79
*	Aspen Technologies, Inc.	6,888	77
*	VASCO Data Security
	International, Inc.	6,593	73
*	Synchronoss Technologies, Inc.	4,185	67
*	Intervoice, Inc.	9,302	66
*	FalconStor Software, Inc.	7,200	60
*	Sonic Solutions, Inc.	6,035	55
*	Borland Software Corp.	17,298	34
	Renaissance Learning, Inc.	2,172	29
*	Mentor Graphics Corp.	1,066	10
			113,933
Total Investments (100.0%)
(Cost $566,462)			521,233
Other Assets and Liabilities (0.0%)
Other Assets—Note B			4,105
Liabilities			(4,022)
			83
Net Assets (100%)			521,316

Information Technology Index Fund

At February 29, 2008, net assets consisted of:[1]
Amount
($000)
Paid-in Capital	571,358
Undistributed Net Investment Income	599
Accumulated Net Realized Losses	(5,412)
Unrealized Depreciation	(45,229)
Net Assets	521,316

Admiral Shares—Net Assets
Applicable to 737,897 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	19,127
Net Asset Value Per Share—
Admiral Shares	$25.92

ETF Shares—Net Assets
Applicable to 9,914,517 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	502,189
Net Asset Value Per Share—
ETF Shares	$50.65

•  See Note A in Notes to Financial Statements.

* Non-income-producing security.

1  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Information Technology Index Fund

Statement of Operations

Six Months Ended
February 29, 2008
($000)
Investment Income
Income
Dividends	1,893
Interest[1]	9
Total Income	1,902
Expenses
The Vanguard Group—Note B
Investment Advisory Services	22
Management and Administrative
Admiral Shares	20
ETF Shares	400
Marketing and Distribution
Admiral Shares	2
ETF Shares	70
Custodian Fees	24
Shareholders’ Reports
Admiral Shares	—
ETF Shares	8
Total Expenses	546
Net Investment Income	1,356
Realized Net Gain (Loss) on
Investment Securities Sold	6,346
Change in Unrealized Appreciation
(Depreciation) of Investment Securities	(92,565)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(84,863)

Information Technology Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,356	1,259
Realized Net Gain (Loss)	6,346	295
Change in Unrealized Appreciation (Depreciation)	(92,565)	53,390
Net Increase (Decrease) in Net Assets Resulting from Operations	(84,863)	54,944
Distributions
Net Investment Income
Admiral Shares	(64)	(14)
ETF Shares	(1,663)	(640)
Realized Capital Gain
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(1,727)	(654)
Capital Share Transactions—Note E
Admiral Shares	10,422	6,136
ETF Shares	146,093	214,370
Net Increase (Decrease) from Capital Share Transactions	156,515	220,506
Total Increase (Decrease)	69,925	274,796
Net Assets
Beginning of Period	451,391	176,595
End of Period[2]	521,316	451,391

1  Interest income from an affiliated company of the fund was $9,000.

2  Net Assets—End of Period includes undistributed net investment income of $599,000 and $970,000.

Information Technology Index Fund

Financial Highlights

Admiral Shares

	Six Months				Mar. 25,
	Ended				2004[1] to
For a Share Outstanding	February 29,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$29.95	$24.40	$23.93	$20.72	$23.40
Investment Operations
Net Investment Income	.054	.11[2]	.084[2]	.351[3]	.01
Net Realized and Unrealized Gain (Loss)
on Investments	(3.999)	5.50	.424	3.182	(2.69)
Total from Investment Operations	(3.945)	5.61	.508	3.533	(2.68)
Distributions
Dividends from Net Investment Income	(.085)	(.06)	(.038)	(.323)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.085)	(.06)	(.038)	(.323)	—
Net Asset Value, End of Period	$25.92	$29.95	$24.40	$23.93	$20.72

Total Return[4]	–13.22%	23.02%	2.12%	17.05%	–11.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19	$12	$5	$2	$0.2
Ratio of Total Expenses to Average Net Assets	0.25%*	0.26%	0.28%	0.28%	0.28%*
Ratio of Net Investment Income to
Average Net Assets	0.45%*	0.38%	0.33%	1.26%[3]	0.12%*
Portfolio Turnover Rate[5]	12%*	8%	8%	7%	9%

Information Technology Index Fund

ETF Shares

	Six Months				Jan. 26,
	Ended				2004[1] to
For a Share Outstanding	February 29,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$58.52	$47.66	$46.76	$40.46	$50.89
Investment Operations
Net Investment Income	.107	.231[2]	.175[2]	.670[6]	.03
Net Realized and Unrealized Gain (Loss)
on Investments	(7.802)	10.765	.816	6.239	(10.46)
Total from Investment Operations	(7.695)	10.996	.991	6.909	(10.43)
Distributions
Dividends from Net Investment Income	(.175)	(.136)	(.091)	(.609)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.175)	(.136)	(.091)	(.609)	—
Net Asset Value, End of Period	$50.65	$58.52	$47.66	$46.76	$40.46

Total Return	–13.20%	23.10%	2.11%	17.07%	–20.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$502	$439	$172	$51	$16
Ratio of Total Expenses to Average Net Assets	0.20%*	0.22%	0.25%	0.26%	0.28%*
Ratio of Net Investment Income to
Average Net Assets	0.50%*	0.42%	0.36%	1.28%[6]	0.12%*
Portfolio Turnover Rate[5]	12%*	8%	8%	7%	9%

1  Inception.

2  Calculated based on average shares outstanding.

3  Net investment income per share and the ratio of net investment income to average net assets include $.284 and 1.00%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

4  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.

5  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

6  Net investment income per share and the ratio of net investment income to average net assets include $.553 and 1.00%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund

Notes to Financial Statements

Vanguard Information Technology Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard World Funds. The fund offers two classes of shares, Admiral Shares and ETF Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–2007) and for the period ended February 29, 2008, and has concluded that no provision for federal income tax is required in the fund's financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of Admiral Shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2008, the fund had contributed capital of $47,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Information Technology Index Fund

During the six months ended February 29, 2008, the fund realized $10,555,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2007, the fund had available realized losses of $1,142,000 to offset future net capital gains of $63,000 through August 31, 2013, $188,000 through August 31, 2014, $612,000 through August 31, 2015, and $279,000 through August 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At February 29, 2008, the cost of investment securities for tax purposes was $566,462,000. Net unrealized depreciation of investment securities for tax purposes was $45,229,000, consisting of unrealized gains of $19,893,000 on securities that had risen in value since their purchase and $65,122,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended February 29, 2008, the fund purchased $219,021,000 of investment securities and sold $62,752,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were (see table below):

	Six Months Ended		Year Ended
	February 29, 2008		August 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	14,807	487	9,143	320
Issued in Lieu of Cash Distributions	58	2	12	—
Redeemed[1]	(4,443)	(160)	(3,019)	(108)
Net Increase (Decrease)—Admiral Shares	10,422	329	6,136	212
ETF Shares
Issued	176,465	2,910	214,370	3,900
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(30,372)	(500)	—	—
Net Increase (Decrease)—ETF Shares	146,093	2,410	214,370	3,900

1  Net of redemption fees of $52,000 and $19,000.

131

Materials Index Fund

Materials Index Fund

Fund Profile

As of February 29, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	119	119	2,454
Median Market Cap	$19.8B	$19.8B	$35.8B
Price/Earnings Ratio	18.9x	19.0x	16.7x
Price/Book Ratio	2.9x	2.9x	2.5x
Yield[3]		1.8%	2.0%
Admiral Shares	1.6%
ETF Shares	1.6%
Return on Equity	16.2%	16.2%	19.8%
Earnings Growth Rate	28.3%	28.3%	20.5%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	14.6%[4]	—	—
Expense Ratio		—	—
Admiral Shares	0.25%[4]
ETF Shares	0.20%[4]
Short-Term Reserves	0.0%	—	—

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.57
Beta	1.00	1.12

Industry Diversification (% of equity exposure)

Aluminum	5.9%
Commodity Chemicals	1.3
Construction Materials	2.6
Diversified Chemicals	18.4
Diversified Metals & Mining	7.6
Fertilizers & Agricultural Chemicals	15.7
Forest Products	2.4
Gold	3.9
Industrial Gases	8.3
Metal & Glass Containers	4.4
Paper Packaging	2.7
Paper Products	4.0
Specialty Chemicals	9.8
Steel	12.2
Other Materials	0.8

Materials Index Fund

Ten Largest Holdings[6] (% of total net assets)

Monsanto Co.	10.7%
E.I. du Pont de Nemours & Co.	7.1
Freeport-McMoRan Copper & Gold, Inc.
Class B	6.5
Dow Chemical Co.	6.0
Alcoa Inc.	5.3
Praxair, Inc.	4.3
Newmont Mining Corp. (Holding Co.)	3.8
Air Products & Chemicals, Inc.	3.3
Nucor Corp.	3.2
The Mosaic Co.	2.9
Top Ten	53.1%

1  MSCI US IMI/Materials.

2  MSCI US IMI/2500.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary on page 171.

4  Annualized.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 171.

6  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Materials Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 26, 2004–February 29, 2008

Average Annual Total Returns: Periods Ended December 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception
ETF Shares	1/26/2004
Market Price		26.25%	17.60%
Net Asset Value		26.42	17.64
Admiral Shares[2]	2/11/2004	26.36	16.69

1  Six months ended February 29, 2008.

2  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.
Note: See Financial Highlights tables on page 141 and 142 for dividend and capital gains information.

Materials Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 29, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)
Chemicals (53.4%)
	Monsanto Co.	404,340	46,774
	E.I. du Pont de
	Nemours & Co.	665,327	30,884
	Dow Chemical Co.	698,942	26,343
	Praxair, Inc.	233,790	18,769
	Air Products &
	Chemicals, Inc.	159,467	14,564
*	The Mosaic Co.	114,461	12,740
	PPG Industries, Inc.	121,205	7,512
	Ecolab, Inc.	136,595	6,391
	Sigma-Aldrich Corp.	96,302	5,299
	Rohm & Haas Co.	94,201	5,050
	CF Industries Holdings, Inc.	37,232	4,545
	Eastman Chemical Co.	60,051	3,952
	Celanese Corp. Series A	100,751	3,919
	FMC Corp.	53,189	3,011
*	Terra Industries, Inc.	66,310	2,998
	Lubrizol Corp.	50,781	2,961
	Huntsman Corp.	115,006	2,775
	Airgas, Inc.	54,784	2,662
	International Flavors &
	Fragrances, Inc.	54,977	2,371
	Albemarle Corp.	60,367	2,290
	Nalco Holding Co.	105,809	2,285
	Cytec Industries, Inc.	33,694	1,930
	RPM International, Inc.	89,925	1,880
	Ashland, Inc.	41,998	1,855
	Valspar Corp.	70,762	1,535
	Hercules, Inc.	81,305	1,490
*	OM Group, Inc.	22,513	1,363
	Cabot Corp.	49,070	1,345
	Scotts Miracle-Gro Co.	33,302	1,185
	Chemtura Corp.	137,540	1,136
*	W.R. Grace & Co.	52,198	1,108
	Olin Corp.	54,992	1,057
	H.B. Fuller Co.	44,508	1,013
	Sensient Technologies Corp.	33,353	899
	Minerals Technologies, Inc.	14,270	860

Materials Index Fund

*	Rockwood Holdings, Inc.	27,355	840
	NewMarket Corp.	10,663	714
	Arch Chemicals, Inc.	18,378	642
	Ferro Corp.	32,307	520
	Koppers Holdings, Inc.	12,411	518
*	Calgon Carbon Corp.	28,542	466
*	Zoltek Cos., Inc.	19,985	457
*	PolyOne Corp.	65,723	427
	A. Schulman Inc.	17,614	360
*	Flotek Industries, Inc.	11,582	263
	Westlake Chemical Corp.	14,543	235
	American Vanguard Corp.	14,785	223
*	Symyx Technologies, Inc.	24,911	163
	Innophos Holdings Inc.	7,730	102
	Spartech Corp.	6,517	92
	NL Industries, Inc.	7,309	79
	Innospec, Inc.	4,173	78
	Tronox Inc. Class B	4,372	19
	Tronox Inc.	3,870	17
	Georgia Gulf Corp.	1,916	12
			232,978
Construction Materials (2.6%)
	Vulcan Materials Co.	80,040	5,611
	Martin Marietta Materials, Inc.	31,069	3,343
	Eagle Materials, Inc.	32,603	1,159
	Texas Industries, Inc.	17,258	994
*	Headwaters Inc.	31,523	386
			11,493
Containers & Packaging (7.1%)
*	Owens-Illinois, Inc.	116,072	6,552
*	Crown Holdings, Inc.	118,928	2,963
	Ball Corp.	66,950	2,953
	Sealed Air Corp.	119,583	2,895
*	Pactiv Corp.	96,584	2,446
	Sonoco Products Co.	69,946	1,970
	Bemis Co., Inc.	74,415	1,847
	AptarGroup Inc.	48,078	1,802
	Packaging Corp. of America	78,192	1,782
*	Smurfit-Stone
	Container Corp.	189,172	1,504
	Greif Inc. Class A	17,513	1,145
	Silgan Holdings, Inc.	18,233	852
	Temple-Inland Inc.	58,709	806
	Rock-Tenn Co.	26,231	704
	Myers Industries, Inc.	20,854	254
*	Graphic Packaging Corp.	74,905	231
			30,706
Metals & Mining (30.4%)
	Freeport-McMoRan Copper
	& Gold, Inc. Class B	282,684	28,512
	Alcoa Inc.	627,626	23,310
	Newmont Mining Corp.
	(Holding Co.)	320,539	16,402

Materials Index Fund

	Nucor Corp.	213,137	13,762
	United States Steel Corp.	87,452	9,484
	Allegheny Technologies Inc.	68,147	5,271
	AK Steel Holding Corp.	82,568	4,345
	Cleveland-Cliffs Inc.	30,961	3,699
	Steel Dynamics, Inc.	60,768	3,540
	Reliance Steel &
	Aluminum Co.	49,907	2,770
	Commercial Metals Co.	82,987	2,528
	Carpenter Technology Corp.	36,357	2,284
*	Century Aluminum Co.	24,324	1,609
*	Coeur d’Alene Mines Corp.	315,561	1,521
	Quanex Corp.	27,572	1,419
	Compass Minerals
	International, Inc.	23,947	1,363
	Metal Management, Inc.	19,321	1,172
	Schnitzer Steel Industries, Inc.
	Class A	16,119	1,055
*	Hecla Mining Co.	89,483	1,029
	Titanium Metals Corp.	46,982	969
*	RTI International Metals, Inc.	17,115	939
	Worthington Industries, Inc.	49,343	868
	Kaiser Aluminum Corp.	10,705	785
	Royal Gold, Inc.	20,043	632
*	Stillwater Mining Co.	30,744	631
*	Apex Silver Mines Ltd.	43,532	579
*	Haynes International, Inc.	8,624	490
	AMCOL International Corp.	16,722	482
*	General Moly, Inc.	40,085	429
*	Brush Engineered
	Materials Inc.	15,190	422
	A.M. Castle & Co.	13,154	292
			132,593
Paper & Forest Products (6.3%)
	International Paper Co.	301,016	9,542
	Weyerhaeuser Co.	155,137	9,494
	MeadWestvaco Corp.	136,788	3,510
*	Domtar Corp.	382,107	2,434
	Louisiana-Pacific Corp.	51,611	562
	Glatfelter	31,714	418
	Deltic Timber Corp.	7,904	376
*	Buckeye Technology, Inc.	27,648	299
	Neenah Paper Inc.	11,100	289
	Wausau Paper Corp.	33,749	265
	Schweitzer-Mauduit
	International, Inc.	11,020	253
*	AbitibiBowater, Inc.	21,097	218
			27,660

Materials Index Fund

Total Common Stocks (99.8%)
(Cost $399,353)		435,430
Temporary Cash Investment (0.2%)
1 Vanguard Market
Liquidity Fund, 3.522%
(Cost $864)	864,070	864
Total Investments (100.0%)
(Cost $400,217)		436,294
Other Assets and Liabilities (0.0%)
Other Assets—Note B		4,244
Liabilities		(4,419)
		(175)
Net Assets (100%)		436,119

At February 29, 2008, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	402,559
Undistributed Net Investment Income	848
Accumulated Net Realized Losses	(3,365)
Unrealized Appreciation	36,077
Net Assets	436,119

Admiral Shares—Net Assets
Applicable to 2,052,385 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	90,108
Net Asset Value Per Share—
Admiral Shares	$43.90

ETF Shares—Net Assets
Applicable to 4,008,446 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	346,011
Net Asset Value Per Share—
ETF Shares	$86.32

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day SEC yield.

2  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Materials Index Fund

Statement of Operations

Six Months Ended
February 29, 2008
($000)
Investment Income
Income
Dividends	4,443
Interest[1]	12
Total Income	4,455
Expenses
The Vanguard Group—Note B
Investment Advisory Services	20
Management and Administrative
Admiral Shares	79
ETF Shares	266
Marketing and Distribution
Admiral Shares	6
ETF Shares	47
Custodian Fees	2
Shareholders’ Reports
Admiral Shares	—
ETF Shares	6
Total Expenses	426
Net Investment Income	4,029
Realized Net Gain (Loss) on
Investment Securities Sold	7,836
Change in Unrealized Appreciation
(Depreciation) of Investment Securities	11,805
Net Increase (Decrease) in Net Assets
Resulting from Operations	23,670

Materials Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,029	4,022
Realized Net Gain (Loss)	7,836	12,404
Change in Unrealized Appreciation (Depreciation)	11,805	22,936
Net Increase (Decrease) in Net Assets Resulting from Operations	23,670	39,362
Distributions
Net Investment Income
Admiral Shares	(1,057)	(270)
ETF Shares	(5,116)	(2,045)
Realized Capital Gain
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(6,173)	(2,315)
Capital Share Transactions—Note E
Admiral Shares	30,934	40,346
ETF Shares	18,712	183,943
Net Increase (Decrease) from Capital Share Transactions	49,646	224,289
Total Increase (Decrease)	67,143	261,336
Net Assets
Beginning of Period	368,976	107,640
End of Period[2]	436,119	368,976

1  Interest income from an affiliated company of the fund was $12,000.

2  Net Assets—End of Period includes undistributed net investment income of $848,000 and $2,992,000.

Materials Index Fund

Financial Highlights

Admiral Shares

	Six Months				Feb. 11,
	Ended				2004[1] to
For a Share Outstanding	February 29,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$41.75	$32.37	$28.34	$26.53	$26.14
Investment Operations
Net Investment Income	.39	.70[2]	.672[2]	.48	.24
Net Realized and Unrealized Gain (Loss)
on Investments	2.40	9.25	3.853	1.83	.15
Total from Investment Operations	2.79	9.95	4.525	2.31	.39
Distributions
Dividends from Net Investment Income	(.64)	(.57)	(.495)	(.50)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.64)	(.57)	(.495)	(.50)	—
Net Asset Value, End of Period	$43.90	$41.75	$32.37	$28.34	$26.53

Total Return[3]	6.64%	31.00%	16.08%	8.61%	1.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$90	$57	$12	$7	$1
Ratio of Total Expenses to Average Net Assets	0.25%*	0.26%	0.28%	0.28%	0.28%*
Ratio of Net Investment Income to
Average Net Assets	1.94%*	1.80%	2.13%	1.81%	1.93%*
Portfolio Turnover Rate[4]	15%*	6%	13%	12%	8%

Materials Index Fund

ETF Shares

	Six Months				Jan. 26,
	Ended				2004[1] to
For a Share Outstanding	February 29,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$82.10	$63.65	$55.70	$52.13	$49.48
Investment Operations
Net Investment Income	.778	1.418[2]	1.336[2]	.915	.58
Net Realized and Unrealized Gain (Loss)
on Investments	4.719	18.168	7.582	3.630	2.07
Total from Investment Operations	5.497	19.586	8.918	4.545	2.65
Distributions
Dividends from Net Investment Income	(1.277)	(1.136)	(.968)	(.975)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.277)	(1.136)	(.968)	(.975)	—
Net Asset Value, End of Period	$86.32	$82.10	$63.65	$55.70	$52.13

Total Return	6.68%	31.06%	16.11%	8.62%	5.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$346	$312	$95	$50	$21
Ratio of Total Expenses to Average Net Assets	0.20%*	0.22%	0.25%	0.26%	0.28%*
Ratio of Net Investment Income to
Average Net Assets	1.99%*	1.84%	2.16%	1.83%	1.93%*
Portfolio Turnover Rate[4]	15%*	6%	13%	12%	8%

1  Inception.

2  Calculated based on average shares outstanding.

3  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.

4  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund

Notes to Financial Statements

Vanguard Materials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard World Funds. The fund offers two classes of shares, Admiral Shares and ETF Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–2007) and for the period ended February 29, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of Admiral Shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2008, the fund had contributed capital of $36,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Materials Index Fund

During the six months ended February 29, 2008, the fund realized $9,160,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2007, the fund had available realized losses of $1,905,000 to offset future net capital gains of $6,000 through August 31, 2014, $698,000 through August 31, 2015, and $1,201,000 through August 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At February 29, 2008, the cost of investment securities for tax purposes was $400,217,000. Net unrealized appreciation of investment securities for tax purposes was $36,077,000, consisting of unrealized gains of $65,318,000 on securities that had risen in value since their purchase and $29,241,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended February 29, 2008, the fund purchased $104,821,000 of investment securities and sold $57,830,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were (see table below):

	Six Months Ended		Year Ended
	February 29, 2008		August 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	37,519	853	46,752	1,145
Issued in Lieu of Cash Distributions	988	22	251	7
Redeemed[1]	(7,573)	(179)	(6,657)	(171)
Net Increase (Decrease)—Admiral Shares	30,934	696	40,346	981
ETF Shares
Issued	52,109	604	224,099	2,804
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(33,397)	(400)	(40,156)	(500)
Net Increase (Decrease)—ETF Shares	18,712	204	183,943	2,304

1  Net of redemption fees of $108,000 and $68,000.

144

Telecommunication Services Index Fund

Telecommunication Services Index Fund

Fund Profile

As of February 29, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	46	46	2,454
Median Market Cap	$10.3B	$105.5B	$35.8B
Price/Earnings Ratio	22.2x	19.4x	16.7x
Price/Book Ratio	2.6x	2.2x	2.5x
Yield[3]		4.0%	2.0%
Admiral Shares	3.2%
ETF Shares	3.2%
Return on Equity	11.0%	13.5%	19.8%
Earnings Growth Rate	18.3%	14.3%	20.5%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	20.8%[4]	—	—
Expense Ratio		—	—
Admiral Shares	0.25%[4]
ETF Shares	0.20%[4]
Short-Term Reserves	0.0%	—	—

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.94	0.70
Beta	0.95	1.30

Industry Diversification (% of equity exposure)

Alternative Carriers	8.5%
Integrated Telecommunication Services	62.4
Wireless Telecommunication Services	29.1

Telecommunication Services Index Fund

Ten Largest Holdings[6] (% of total net assets)

Verizon Communications Inc.	20.6%
AT&T Inc.	20.3
American Tower Corp. Class A	4.5
Sprint Nextel Corp.	4.1
Crown Castle International Corp.	3.1
Qwest Communications International Inc.	2.8
NII Holdings Inc.	2.5
Embarq Corp.	2.3
Windstream Corp.	2.1
Telephone & Data Systems, Inc.	1.9
Top Ten	64.2%

1  MSCI US IMI/Telecommunication Services.

2  MSCI US IMI/2500.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary on page 171.

4  Annualized.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 171.

6  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Telecommunication Services Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 23, 2004–February 29, 2008

Average Annual Total Returns: Periods Ended December 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception
ETF Shares	9/23/2004
Market Price		5.27%	16.33%
Net Asset Value		5.49	16.38
Admiral Shares[2]	3/11/2005	5.44	16.49

1  Six months ended February 29, 2008.

2  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.
Note: See Financial Highlights tables on page 153 and 154 for dividend and capital gains information.

Telecommunication Services Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 29, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.2%)
Diversified Telecommunication Services (71.1%)
	Alternative Carriers (8.6%)
*	Level 3
	Communications, Inc.	1,372,886	3,062
*	Time Warner Telecom Inc.	145,827	2,324
*	Cogent Communications
	Group, Inc.	105,634	2,058
*	Premiere Global
	Services, Inc.	142,170	2,009
*	Global Crossing Ltd.	90,442	1,746
*	Globalstar, Inc.	214,385	1,657
*	Vonage Holdings Corp.	809,115	1,497
*	PAETEC Holding Corp.	191,873	1,481

	Integrated Telecommunication Services (62.5%)
	Verizon
	Communications Inc.	1,047,951	38,062
	AT&T Inc.	1,077,229	37,520
	Qwest Communications
	International Inc.	952,078	5,141
	Embarq Corp.	103,078	4,323
	Windstream Corp.	337,136	3,965
	CenturyTel, Inc.	88,217	3,193
	Citizens
	Communications Co.	280,914	3,017
*	Cincinnati Bell Inc.	522,473	2,027
	NTELOS Holdings Corp.	87,703	1,871
	Iowa Telecommunications
	Services Inc.	117,567	1,861
	FairPoint
	Communications, Inc.	179,023	1,762
	Atlantic Tele-Network, Inc.	56,591	1,740
	Consolidated
	Communications
	Holdings, Inc.	118,573	1,709
	Shenandoah

Telecommunication Services Index Fund

	Telecommunications Co.	113,547	1,691
*	General Communication, Inc.	277,968	1,609
	Alaska Communications
	Systems Holdings, Inc.	141,041	1,598
	SureWest Communications	126,393	1,589
*	Cbeyond Inc.	89,396	1,465
	IDT Corp. Class B	200,937	1,177
	IDT Corp.	53,517	313
			131,467
Wireless Telecommunication Services (29.1%)
*	American Tower Corp.
	Class A	214,810	8,257
	Sprint Nextel Corp.	1,067,908	7,593
*	Crown Castle
	International Corp.	161,030	5,812
*	NII Holdings Inc.	114,387	4,545
*	Metropcs
	Communications Inc.	180,939	2,886
*	Leap Wireless
	International, Inc.	66,124	2,827
*	SBA Communications Corp.	89,942	2,793
*	U.S. Cellular Corp.	31,975	2,014
*	Syniverse Holdings Inc.	108,988	1,847
*	Rural Cellular Corp. Class A	41,838	1,842
	Telephone & Data
	Systems, Inc.	38,131	1,788
*	TerreStar Corp.	327,550	1,765
*	Fibertower Corp.	1,149,314	1,724
	iPCS, Inc.	88,077	1,671
*	Clearwire Corp.	117,955	1,652
	Telephone & Data
	Systems, Inc.—Special
	Common Shares	38,179	1,646
	USA Mobility, Inc.	155,024	1,628
*	Centennial
	Communications Corp.
	Class A	299,780	1,580
			53,870
Total Investments (100.2%)
(Cost $235,496)			185,337
Other Assets and Liabilities (–0.2%)
Other Assets—Note B			3,619
Liabilities			(3,943)
			(324)
Net Assets (100%)			185,013

Telecommunication Services Index Fund

At February 29, 2008, net assets consisted of:[1]
Amount
($000)
Paid-in Capital	$247,209
Undistributed Net Investment Income	782
Accumulated Net Realized Losses	(12,819)
Unrealized Depreciation	(50,159)
Net Assets	185,013

Admiral Shares—Net Assets
Applicable to 804,544 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	25,180
Net Asset Value Per Share—
Admiral Shares	$31.30

ETF Shares—Net Assets
Applicable to 2,600,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	159,833
Net Asset Value Per Share—
ETF Shares	$61.47

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

1  See Note D in Notes to Financial Statements for the tax-basis components of net assets.

Telecommunication Services Index Fund

Statement of Operations

Six Months Ended
February 29, 2008
($000)
Investment Income
Income
Dividends	3,363
Interest[1]	18
Total Income	3,381
Expenses
The Vanguard Group—Note B
Investment Advisory Services	20
Management and Administrative
Admiral Shares	38
ETF Shares	164
Marketing and Distribution
Admiral Shares	11
ETF Shares	36
Custodian Fees	5
Shareholders’ Reports
Admiral Shares	—
ETF Shares	6
Total Expenses	280
Expenses Paid Indirectly—Note C	(2)
Net Expenses	278
Net Investment Income	3,103
Realized Net Gain (Loss) on
Investment Securities Sold	1,260
Change in Unrealized Appreciation
(Depreciation) of Investment Securities	(60,156)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(55,793)

Telecommunication Services Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,103	5,124
Realized Net Gain (Loss)	1,260	21,123
Change in Unrealized Appreciation (Depreciation)	(60,156)	8,792
Net Increase (Decrease) in Net Assets Resulting from Operations	(55,793)	35,039
Distributions
Net Investment Income
Admiral Shares	(1,069)	(271)
ETF Shares	(5,594)	(1,761)
Realized Capital Gain
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(6,663)	(2,032)
Capital Share Transactions—Note F
Admiral Shares	(15,787)	40,952
ETF Shares	(53,637)	165,408
Net Increase (Decrease) from Capital Share Transactions	(69,424)	206,360
Total Increase (Decrease)	(131,880)	239,367
Net Assets
Beginning of Period	316,893	77,526
End of Period[2]	185,013	316,893

1  Interest income from an affiliated company of the fund was $14,000.

2  Net Assets—End of Period includes undistributed net investment income of $782,000 and $4,342,000.

Telecommunication Services Index Fund

Financial Highlights

Admiral Shares

	Six Months			Mar. 11,
	Ended	Year Ended		2005[1] to
	February 29,	August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$41.01	$33.29	$28.18	$26.75
Investment Operations
Net Investment Income	.46[2]	.888[2]	.861[2,3]	.34[2]
Net Realized and Unrealized Gain (Loss) on Investments[4]	(9.17)	7.308	5.041	1.09
Total from Investment Operations	(8.71)	8.196	5.902	1.43
Distributions
Dividends from Net Investment Income	(1.00)	(.476)	(.792)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.00)	(.476)	(.792)	—
Net Asset Value, End of Period	$31.30	$41.01	$33.29	$28.18

Total Return[5]	–21.68%	24.77%	21.47%	5.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25	$51	$6	$1
Ratio of Total Expenses to Average Net Assets	0.25%*	0.27%	0.28%	0.28%*
Ratio of Net Investment Income to Average Net Assets	2.29%*	2.17%	3.28%[3]	2.70%*
Portfolio Turnover Rate[6]	21%*	17%	32%	41%

Telecommunication Services Index Fund

ETF Shares

	Six Months			Sept. 23,
	Ended	Year Ended		2004[1] to
	February 29,	August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$80.60	$65.40	$55.35	$49.50
Investment Operations
Net Investment Income	.870[2]	1.741[2]	2.040[2,7]	1.30[2]
Net Realized and Unrealized Gain (Loss) on Investments[8]	(18.002)	14.386	9.567	4.96
Total from Investment Operations	(17.132)	16.127	11.607	6.26
Distributions
Dividends from Net Investment Income	(1.998)	(.927)	(1.557)	(.41)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.998)	(.927)	(1.557)	(.41)
Net Asset Value, End of Period	$61.47	$80.60	$65.40	$55.35

Total Return	–21.68%	24.81%	21.49%	12.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$160	$266	$72	$17
Ratio of Total Expenses to Average Net Assets	0.20%*	0.23%	0.25%	0.26%*
Ratio of Net Investment Income to Average Net Assets	2.34%*	2.21%	3.31%[7]	2.72%*
Portfolio Turnover Rate[6]	21%*	17%	32%	41%

1  Inception.

2  Calculated based on average shares outstanding.

3  Net investment income per share and the ratio of net investment income to average net assets include $0.112 and 0.38%, respectively, resulting from a special dividend from MCI in December 2005.

4  Includes increases from redemption fees of $.04, $.01, $.00, and $.00.

5  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.

6  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

7  Net investment income per share and the ratio of net investment income to average net assets include $0.219 and 0.38%, respectively, resulting from a special dividend from MCI in December 2005.

8  Includes increases from redemption fees of $.06, $.03, $.00, and $.00.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Telecommunication Services Index Fund

Notes to Financial Statements

Vanguard Telecommunication Services Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard World Funds. The fund offers two classes of shares, Admiral Shares and ETF Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–2007) and for the period ended February 29, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of Admiral Shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2008, the fund had contributed capital of $19,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2008, custodian fee offset arrangements reduced the fund’s expenses by $2,000.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.

Telecommunication Services Index Fund

Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 29, 2008, the fund realized $8,873,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2007, the fund had available realized losses of $4,681,000 to offset future net capital gains of $29,000 through August 31, 2014, $818,000 through August 31, 2015, and $3,834,000 through August 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At February 29, 2008, the cost of investment securities for tax purposes was $235,496,000. Net unrealized depreciation of investment securities for tax purposes was $50,159,000, consisting of unrealized gains of $652,000 on securities that had risen in value since their purchase and $50,811,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 29, 2008, the fund purchased $104,320,000 of investment securities and sold $175,917,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were (see table below):

	Six Months Ended		Year Ended
	February 29, 2008		August 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	2,813	77	47,055	1,227
Issued in Lieu of Cash Distributions	1,014	26	257	7
Redeemed[1]	(19,614)	(539)	(6,360)	(161)
Net Increase (Decrease)—Admiral Shares	(15,787)	(436)	40,952	1,073
ETF Shares
Issued	62,559	900	285,319	3,700
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(116,196)	(1,600)	(119,911)	(1,500)
Net Increase (Decrease)—ETF Shares	(53,637)	(700)	165,408	2,200

1  Net of redemption fees of $200,000 and $110,000.

156

Utilities Index Fund

Utilities Index Fund

Fund Profile

As of February 29, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	86	86	2,454
Median Market Cap	$14.0B	$15.9B	$35.8B
Price/Earnings Ratio	15.5x	15.5x	16.7x
Price/Book Ratio	1.9x	1.9x	2.5x
Yield[3]		3.3%	2.0%
Admiral Shares	3.2%
ETF Shares	3.2%
Return on Equity	13.1%	13.1%	19.8%
Earnings Growth Rate	11.1%	11.1%	20.5%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	21.6%[4]	—	—
Expense Ratio		—	—
Admiral Shares	0.25%[4]
ETF Shares	0.20%[4]
Short-Term Reserves	0.0%	—	—

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.27
Beta	1.00	0.66

Industry Diversification (% of equity exposure)

Electric Utilities	48.9%
Gas Utilities	9.1
Independent Power Producers &
Energy Traders	10.9
Multi-Utilities	30.4
Other Utilities	0.7

Utilities Index Fund

Ten Largest Holdings[6] (% of total net assets)

Exelon Corp.	9.1%
Southern Co.	4.8
FPL Group, Inc.	4.3
Dominion Resources, Inc.	4.3
Public Service Enterprise Group, Inc.	4.1
Duke Energy Corp.	4.1
FirstEnergy Corp.	3.8
Entergy Corp.	3.7
PPL Corp.	3.1
American Electric Power Co., Inc.	3.0
Top Ten	44.3%

1  MSCI US IMI/Utilities.

2  MSCI US IMI/2500.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary on page 171.

4  Annualized.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 171.

6  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Utilities Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 26, 2004–February 29, 2008

Average Annual Total Returns: Periods Ended December 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception
ETF Shares	1/26/2004
Market Price		16.96%	18.89%
Net Asset Value		17.15	18.92
Admiral Shares[2]	4/28/2004	17.08	20.19

1  Six months ended February 29, 2008.

2  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.
Note: See Financial Highlights tables on page 165 and 166 for dividend and capital gains information.

Utilities Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 29, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (100.1%)
Electric Utilities (48.9%)
Exelon Corp.	537,515	40,233
Southern Co.	618,562	21,359
FPL Group, Inc.	314,970	18,990
Duke Energy Corp.	1,027,045	18,014
FirstEnergy Corp.	248,275	16,781
Entergy Corp.	158,311	16,265
PPL Corp.	303,138	13,756
American Electric
Power Co., Inc.	325,788	13,331
Edison International	252,091	12,453
Progress Energy, Inc.	200,554	8,405
Allegheny Energy, Inc.	135,394	6,860
Pepco Holdings, Inc.	157,817	3,988
Northeast Utilities	126,245	3,203
Pinnacle West Capital Corp.	81,761	2,907
Sierra Pacific Resources	190,347	2,457
DPL Inc.	92,510	2,360
ITC Holdings Corp.	39,506	2,106
Westar Energy, Inc.	81,411	1,851
Great Plains Energy, Inc.	70,187	1,785
Hawaiian Electric
Industries Inc.	67,653	1,519
Portland General Electric Co.	50,920	1,188
Cleco Corp.	48,825	1,119
IDACORP, Inc.	36,611	1,091
ALLETE, Inc.	21,317	768
* El Paso Electric Co.	36,725	751
Otter Tail Corp.	23,072	749
UniSource Energy Corp.	28,783	681
UIL Holdings Corp.	19,470	572
MGE Energy, Inc.	17,794	562
Empire District Electric Co.	27,327	560
		216,664
Gas Utilities (9.1%)
Questar Corp.	140,694	7,773
Equitable Resources, Inc.	94,124	5,800
ONEOK, Inc.	80,266	3,738
Energen Corp.	55,545	3,333

Utilities Index Fund

	National Fuel Gas Co.	64,587	3,039
	UGI Corp. Holding Co.	86,891	2,225
	AGL Resources Inc.	62,370	2,163
	Southern Union Co.	83,091	2,137
	Atmos Energy Corp.	73,099	1,901
	Piedmont Natural Gas, Inc.	60,345	1,484
	WGL Holdings Inc.	40,296	1,257
	Nicor Inc.	36,754	1,253
	New Jersey Resources Corp.	22,857	1,052
	Northwest Natural Gas Co.	21,545	906
	Southwest Gas Corp.	34,690	888
	South Jersey Industries, Inc.	24,062	822
	The Laclede Group, Inc.	16,747	572
			40,343
Independent Power Producers &
Energy Traders (10.9%)
	Constellation
	Energy Group, Inc.	147,135	12,999
*	AES Corp.	545,081	9,801
*	Mirant Corp.	208,561	7,717
*	NRG Energy, Inc.	184,655	7,621
*	Reliant Energy, Inc.	280,432	6,394
*	Dynegy, Inc.	407,462	3,015
	Ormat Technologies Inc.	13,759	601
			48,148
Multi-Utilities (30.4%)
	Dominion Resources, Inc.	474,339	18,945
	Public Service
	Enterprise Group, Inc.	414,205	18,266
	PG&E Corp.	293,026	11,035
	Sempra Energy	202,263	10,746
	Consolidated Edison Inc.	221,139	9,042
	Ameren Corp.	169,415	7,234
	Xcel Energy, Inc.	341,970	6,778
	DTE Energy Co.	133,339	5,316
	Wisconsin Energy Corp.	95,250	4,155
	NiSource, Inc.	223,294	3,838
	CenterPoint Energy Inc.	248,567	3,649
	MDU Resources Group, Inc.	133,694	3,511
	Energy East Corp.	128,913	3,436
	SCANA Corp.	90,269	3,419
	Alliant Energy Corp.	89,849	3,121
	Integrys Energy Group, Inc.	62,115	2,855
	NSTAR	86,992	2,688
	CMS Energy Corp.	183,330	2,638
	TECO Energy, Inc.	171,591	2,570
	Puget Energy, Inc.	95,437	2,548
	OGE Energy Corp.	74,763	2,428
	Vectren Corp.	62,333	1,606
	Black Hills Corp.	30,755	1,100
*	Aquila, Inc.	305,861	997
	Avista Corp.	43,013	785
	NorthWestern Corp.	30,155	778

Utilities Index Fund

PNM Resources Inc.	62,470	740
CH Energy Group, Inc.	12,839	459
		134,683
Water Utilities (0.8%)
Aqua America, Inc.	108,528	2,066
California Water Service Group	15,992	602
American States Water Co.	13,993	456
SJW Corp.	11,286	341
		3,465
Total Investments (100.1%)
(Cost $460,123)		443,303

Market
Value•
($000)
Other Assets and Liabilities (–0.1%)
Other Assets—Note B	3,697
Liabilities	(4,138)
(441)
Net Assets (100%)	442,862

At February 29, 2008, net assets consisted of:[1]
Amount
($000)
Paid-in Capital	461,138
Undistributed Net Investment Income	2,327
Accumulated Net Realized Losses	(3,783)
Unrealized Depreciation	(16,820)
Net Assets	442,862

Admiral Shares—Net Assets
Applicable to 2,869,829 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	112,697
Net Asset Value Per Share—
Admiral Shares	$39.27

ETF Shares—Net Assets
Applicable to 4,219,298 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	330,165
Net Asset Value Per Share—
ETF Shares	$78.25

•  See Note A in Notes to Financial Statements.

* Non-income-producing security.

1  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Utilities Index Fund

Statement of Operations

Six Months Ended
February 29, 2008
($000)
Investment Income
Income
Dividends	6,536
Interest[1]	8
Total Income	6,544
Expenses
The Vanguard Group—Note B
Investment Advisory Services	21
Management and Administrative
Admiral Shares	126
ETF Shares	239
Marketing and Distribution
Admiral Shares	10
ETF Shares	43
Custodian Fees	20
Shareholders’ Reports
Admiral Shares	—
ETF Shares	7
Total Expenses	466
Net Investment Income	6,078
Realized Net Gain (Loss) on
Investment Securities Sold	(1,369)
Change in Unrealized Appreciation
(Depreciation) of Investment Securities	(20,234)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(15,525)

Utilities Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,078	8,540
Realized Net Gain (Loss)	(1,369)	29,429
Change in Unrealized Appreciation (Depreciation)	(20,234)	(17,088)
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,525)	20,881
Distributions
Net Investment Income
Admiral Shares	(1,603)	(2,008)
ETF Shares	(4,337)	(5,532)
Realized Capital Gain
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(5,940)	(7,540)
Capital Share Transactions—Note E
Admiral Shares	10,164	50,850
ETF Shares	61,604	93,508
Net Increase (Decrease) from Capital Share Transactions	71,768	144,358
Total Increase (Decrease)	50,303	157,699
Net Assets
Beginning of Period	392,559	234,860
End of Period[2]	442,862	392,559

1  Interest income from an affiliated company of the fund was $8,000.

2  Net Assets—End of Period includes undistributed net investment income of $2,327,000 and $2,189,000.

Utilities Index Fund

Financial Highlights

Admiral Shares

	Six Months				Apr. 28,
	Ended				2004[1] to
For a Share Outstanding	February 29,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$40.60	$36.47	$34.03	$26.70	$25.03
Investment Operations
Net Investment Income	.57	1.080	1.080[2]	.972[2]	.36
Net Realized and Unrealized Gain (Loss)
on Investments[3]	(1.31)	4.089	2.378	7.623	1.31
Total from Investment Operations	(.74)	5.169	3.458	8.595	1.67
Distributions
Dividends from Net Investment Income	(.59)	(1.039)	(1.018)	(1.265)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.59)	(1.039)	(1.018)	(1.265)	—
Net Asset Value, End of Period	$39.27	$40.60	$36.47	$34.03	$26.70

Total Return[4]	–1.96%	14.33%	10.48%	32.87%	6.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$113	$108	$52	$30	$1
Ratio of Total Expenses to Average Net Assets	0.25%*	0.26%	0.28%	0.28%	0.28%*
Ratio of Net Investment Income to
Average Net Assets	2.76%*	2.70%	3.26%	3.34%	3.82%*
Portfolio Turnover Rate[5]	22%*	12%	9%	7%	7%

Utilities Index Fund

ETF Shares

	Six Months				Jan. 26,
	Ended				2004[1] to
For a Share Outstanding	February 29,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$80.92	$72.68	$67.80	$53.14	$49.64
Investment Operations
Net Investment Income	1.156	2.180	2.214[2]	2.036[2]	1.11
Net Realized and Unrealized Gain (Loss)
on Investments[6]	(2.628)	8.156	4.704	15.115	2.39
Total from Investment Operations	(1.472)	10.336	6.918	17.151	3.50
Distributions
Dividends from Net Investment Income	(1.198)	(2.096)	(2.038)	(2.491)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.198)	(2.096)	(2.038)	(2.491)	—
Net Asset Value, End of Period	$78.25	$80.92	$72.68	$67.80	$53.14

Total Return	–1.95%	14.37%	10.52%	32.93%	7.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$330	$285	$183	$95	$43
Ratio of Total Expenses to Average Net Assets	0.20%*	0.22%	0.25%	0.26%	0.28%*
Ratio of Net Investment Income to
Average Net Assets	2.81%*	2.74%	3.29%	3.36%	3.82%*
Portfolio Turnover Rate[5]	22%*	12%	9%	7%	7%

1  Inception.

2  Calculated based on average shares outstanding.

3  Includes increases from redemption fees of $.01, $.02, $.04, $.00, and $.00.

4  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.

5  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

6  Includes increases from redemption fees of $.02, $.03, $.06, $.01, and $.00.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund

Notes to Financial Statements

Vanguard Utilities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard World Funds. The fund offers two classes of shares, Admiral Shares and ETF Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–2007) and for the period ended February 29, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of Admiral Shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2008, the fund had contributed capital of $41,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Utilities Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2007, the fund had available realized losses of $1,621,000 to offset future net capital gains of $62,000 through August 31, 2013, $62,000 through August 31, 2014, $1,181,000 through August 31, 2015, and $316,000 through August 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At February 29, 2008, the cost of investment securities for tax purposes was $460,123,000. Net unrealized depreciation of investment securities for tax purposes was $16,820,000, consisting of unrealized gains of $15,348,000 on securities that had risen in value since their purchase and $32,168,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended February 29, 2008, the fund purchased $135,203,000 of investment securities and sold $62,273,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were (see table below):

	Six Months Ended		Year Ended
	February 29, 2008		August 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	27,988	651	70,180	1,711
Issued in Lieu of Cash Distributions	1,478	34	1,829	47
Redeemed[1]	(19,302)	(470)	(21,159)	(529)
Net Increase (Decrease)—Admiral Shares	10,164	215	50,850	1,229
ETF Shares
Issued	61,604	700	250,373	3,003
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(156,865)	(2,000)
Net Increase (Decrease)—ETF Shares	61,604	700	93,508	1,003

1  Net of redemption fees of $134,000 and $155,000.

168

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples on this page are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The adjacent table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the 2% fee on redemptions of shares held for less than one year.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Based on actual fund return
Six months ended February 29, 2008
		Beginning	Ending	Expenses
		Account Value	Account Value	Paid During
Index Fund	Share Class	8/31/2007	2/29/2008	Period[1]
Consumer Discretionary	Admiral	$1,000.00	$832.40	$1.14
	ETF	1,000.00	832.61	0.91
Consumer Staples	Admiral	$1,000.00	$1,011.18	$1.25
	ETF	1,000.00	1,011.28	1.00
Energy	Admiral	$1,000.00	$1,094.18	$1.30
	ETF	1,000.00	1,094.43	1.04
Financials	Admiral	$1,000.00	$796.71	$1.12
	ETF	1,000.00	797.17	0.89
Health Care	Admiral	$1,000.00	$953.35	$1.21
	ETF	1,000.00	953.94	0.97
Industrials	Admiral	$1,000.00	$928.21	$1.20
	ETF	1,000.00	928.56	0.96
Information Technology	Admiral	$1,000.00	$867.81	$1.16
	ETF	1,000.00	868.04	0.93
Materials	Admiral	$1,000.00	$1,066.42	$1.28
	ETF	1,000.00	1,066.83	1.03
Telecommunication Services	Admiral	$1,000.00	$783.15	$1.11
	ETF	1,000.00	783.17	0.89
Utilities	Admiral	$1,000.00	$980.40	$1.23
	ETF	1,000.00	980.52	0.98
Based on hypothetical 5% yearly return
Six months ended February 29, 2008
		Beginning	Ending	Expenses
		Account Value	Account Value	Paid During
Index Fund	Share Class	8/31/2007	2/29/2008	Period[1]
Consumer Discretionary	Admiral	$1,000.00	$1,023.62	$1.26
	ETF	1,000.00	1,023.87	1.01
Consumer Staples	Admiral	$1,000.00	$1,023.62	$1.26
	ETF	1,000.00	1,023.87	1.01
Energy	Admiral	$1,000.00	$1,023.62	$1.26
	ETF	1,000.00	1,023.87	1.01
Financials	Admiral	$1,000.00	$1,023.62	$1.26
	ETF	1,000.00	1,023.87	1.01
Health Care	Admiral	$1,000.00	$1,023.62	$1.26
	ETF	1,000.00	1,023.87	1.01
Industrials	Admiral	$1,000.00	$1,023.62	$1.26
	ETF	1,000.00	1,023.87	1.01
Information Technology	Admiral	$1,000.00	$1,023.62	$1.26
	ETF	1,000.00	1,023.87	1.01
Materials	Admiral	$1,000.00	$1,023.62	$1.26
	ETF	1,000.00	1,023.87	1.01
Telecommunication Services	Admiral	$1,000.00	$1,023.62	$1.26
	ETF	1,000.00	1,023.87	1.01
Utilities	Admiral	$1,000.00	$1,023.62	$1.26
	ETF	1,000.00	1,023.87	1.01

1  The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.25% for the Consumer Discretionary Index Fund Admiral Shares and 0.20% for the ETF Shares; 0.25% for the Consumer Staples Index Fund Admiral Shares and 0.20% for the ETF Shares; 0.25% for the Energy Index Fund Admiral Shares and 0.20% for the ETF Shares; 0.25% for the Financials Index Fund Admiral Shares and 0.20% for the ETF Shares; 0.25% for the Health Care Index Fund Admiral Shares and 0.20% for the ETF Shares; 0.25% for the Industrials Index Fund Admiral Shares and 0.20% for the ETF Shares; 0.25% for the Information Technology Index Fund Admiral Shares and 0.20% for the ETF Shares; 0.25% for the Materials Index Fund Admiral Shares and 0.20% for the ETF Shares; 0.25% for the Telecommunication Services Index Fund Admiral Shares and 0.20% for the ETF Shares; 0.25% for the Utilities Index Fund Admiral Shares and 0.20% for the ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table below shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years:
Trustee since May 1987;	Chairman of the Board, Chief Executive Officer,
Chairman of the Board and	and Director/Trustee of The Vanguard Group, Inc.,
Chief Executive Officer	and of each of the investment companies served
152 Vanguard Funds Overseen	by The Vanguard Group. Director of Vanguard
Marketing Corporation.

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years:
Trustee since January 2001	Applecore Partners (pro bono ventures in education);
152 Vanguard Funds Overseen	Senior Advisor to Greenwich Associates (international
business strategy consulting); Successor Trustee
of Yale University; Overseer of the Stern School of
Business at New York University; Trustee of the
Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years:
Trustee since January 2008	Executive Chief Staff and Marketing Officer for
152 Vanguard Funds Overseen	North America since 2004 and Corporate Vice
President of Xerox Corporation (photocopiers and
printers); Director of SPX Corporation (multi-
industry manufacturing), of the United Way of
Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years:
Trustee since December 2001[2]	Chairman, President, and Chief Executive Officer
152 Vanguard Funds Overseen	of Rohm and Haas Co. (chemicals); Board Member
of the American Chemistry Council; Director of
Tyco International, Ltd. (diversified manufacturing
and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years:
Trustee since June 2006	President of the University of Pennsylvania since
152 Vanguard Funds Overseen	2004; Professor in the School of Arts and Sciences,
Annenberg School for Communication, and
Graduate School of Education of the University
of Pennsylvania since 2004; Provost (2001–2004)
and Laurance S. Rockefeller Professor of Politics
and the University Center for Human Values
(1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005
and of Schuylkill River Development Corporation
and Greater Philadelphia Chamber of Commerce
since 2004; Trustee of the National Constitution
Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years:
Trustee since July 1998	Corporate Vice President and Chief Global Diversity
152 Vanguard Funds Overseen	Officer since 2006, Vice President and Chief
Information Officer (1997–2005), and Member of
the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of
the University Medical Center at Princeton and
Women’s Research and Education Institute.
André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years:
Trustee since December 2004	George Gund Professor of Finance and Banking,
152 Vanguard Funds Overseen	Harvard Business School; Senior Associate Dean
and Director of Faculty Recruiting, Harvard
Business School; Director and Chairman of UNX,
Inc. (equities trading firm); Chair of the Investment
Committee of HighVista Strategies LLC (private
investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years:
Trustee since January 1993	Chairman, President, Chief Executive Officer,
152 Vanguard Funds Overseen	and Director of NACCO Industries, Inc. (forklift
trucks/housewares/lignite); Director of Goodrich
Corporation (industrial products/aircraft systems
and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years:
Trustee since April 1985	Retired Chairman and Chief Executive Officer
152 Vanguard Funds Overseen	of Rohm and Haas Co. (chemicals); Director
of Cummins Inc. (diesel engines) and
AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University
and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years:
Treasurer since July 1998	Principal of The Vanguard Group, Inc.; Treasurer
152 Vanguard Funds Overseen	of each of the investment companies served by
The Vanguard Group.

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years:
President since March 2008	President of The Vanguard Group, Inc., and of each
152 Vanguard Funds Overseen	of the investment companies served by The
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The
Vanguard Group (1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years:
Secretary since July 2005	Managing Director of The Vanguard Group, Inc.,
152 Vanguard Funds Overseen	since 2006; General Counsel of The Vanguard
Group since 2005; Secretary of The Vanguard
Group, and of each of the investment companies
served by The Vanguard Group, since 2005;
Director and Senior Vice President of Vanguard
Marketing Corporation since 2005; Principal of
The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
Kathleen C. Gubanich	Michael S. Miller	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P. O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, Vanguard ETF, and
the ship logo are trademarks of The Vanguard Group, Inc. All other
Direct Investor Account Services > 800-662-2739	marks are the exclusive property of their respective owners.

Institutional Investor Services > 800-523-1036
The funds or securities referred to herein are not sponsored,
Text Telephone for People	endorsed, or promoted by MSCI, and MSCI bears no liability
With Hearing Impairment > 800-952-3335	with respect to any such funds or securities. For any such funds or securities, the prospectus or the Statement of Additional
Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group and any
This material may be used in conjunction with	related funds.
the offering of shares of any Vanguard fund
only if preceded or accompanied by the fund’s
current prospectus.	All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC’s
Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 202-551-8090. Information about your fund is also available on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and
Exchange Commission, Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q4832 042008

>  Vanguard Extended Duration Treasury Index Fund was created to help pension plan managers and other investors balance their portfolio assets and liabilities by investing in a portfolio of U.S. Treasury securities of long-term duration.

>  The fund’s Institutional Shares returned –2.8% since their inception on November 28, 2007, slightly outperforming the fund’s benchmark.

>  Over the past six months, the bond market outperformed the stock market, but faced its own set of problems due to the subprime-mortgage crisis.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Fund Profile	6
Performance Summary	7
Financial Statements	8
Trustees Approve Advisory Arrangement	17
Glossary	18

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Inception Through February 29, 2008
		Total
		Return Since
	Ticker	Share-Class
	Symbol	Inception
Vanguard Extended Duration Treasury Index Fund
Institutional Shares[1] (Inception: November 28, 2007)	VEDTX	–2.8%
Lehman U.S. Treasury STRIPS 20–30 Year Equal Par Bond Index		–3.2

Vanguard Extended Duration Treasury Index Fund
ETF Shares[2] (Inception: December 6, 2007)	EDV
Market Price		–2.6%
Net Asset Value		–0.9
Lehman U.S. Treasury STRIPS 20–30 Year Equal Par Bond Index		–1.0

Your Fund’s Performance at a Glance
Inception Through February 29, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Extended Duration Treasury
Index Fund
Institutional Shares	$30.00[3]	$29.06	$0.105	$0.000
ETF Shares	97.78[4]	96.52	0.349	0.000

1  This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

2  Vanguard ETF® Shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.

3  Share price at inception: November 28, 2007.

4  Share price at inception: December 6, 2007.

1

Chairman’s Letter

Dear Shareholder,

I am pleased to present Vanguard Extended Duration Treasury Index Fund’s first “semiannual report”. Since the fund’s inception on November 28, 2007, through the fiscal half-year ended February 29, 2008, the fund’s Institutional Shares returned –2.8%, slightly outperforming its target index. The fund’s ETF Shares, began operation on December 6, 2007. Over this abbreviated period, the fund’s portfolio returned –0.9% based on NAV.

This new bond fund, which is advised by Vanguard Fixed Income Group, seeks to track the performance of the Lehman U.S. Treasury STRIPS 20–30 Year Equal Par Bond Index. The average duration of the fund’s investments ranges from about 22 to 27 years—consistent with the index’s duration—making the fund suitable for pension plans and other long-term portfolios.

Mortgage-market fallout roiled both taxable and tax-exempt bonds

As trouble spread from subprime-mortgage-backed securities to other instruments, U.S. credit markets grew treacherous. Investors flocked to higher-quality government and corporate bonds, driving U.S. Treasury bond prices higher.

The broad taxable bond market outpaced stocks, posting a total return of 5.7% for the fiscal half-year as lower interest rates depressed yields and pushed up prices. By contrast, tax-exempt municipal bonds returned –0.6% as fixed income investors pulled back from all but the highest-quality, most liquid securities—preferably Treasuries. This, combined with concerns about the financial strength of the insurers backing the highest-quality municipal bonds, pushed municipal yields above those of Treasuries, a historically unusual relationship.

The Federal Reserve Board responded to the credit-market turmoil and deteriorating economic outlook with aggressive reductions in its target for the federal funds rate. The Fed began a series of five rate cuts early in the fiscal half-year, ending with two cuts in January. The target rate stood at 3.0% at the end of the period, the lowest level since June 2005, and investors anticipated more rate cuts.

2

U.S. and foreign stocks fell amid recession, subprime concerns

The broad U.S. stock market returned –8.5% for the six months ended February 29, buffeted by tightening global credit markets (a reaction to the subprime-mortgage crisis that began taking hold in midsummer), a weakening U.S. dollar, and fears of a U.S. recession.

Over the six-month period, large-capitalization stocks fared better than small-caps, growth stocks outpaced their value-oriented counterparts, and international stocks again outperformed U.S. stocks. But these performances should be viewed in relative terms: Each stock group posted a negative return.

Market Barometer
	Total Returns
	Periods Ended February 29, 2008
	Six Months	One Year	Five Years[1]
Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	5.7%	7.3%	4.5%
Lehman Municipal Bond Index	–0.6	–1.2	3.4
Citigroup 3-Month Treasury Bill Index	1.9	4.4	3.0

Stocks
Russell 1000 Index (Large-caps)	–8.4%	–3.8%	12.2%
Russell 2000 Index (Small-caps)	–12.9	–12.4	15.1
Dow Jones Wilshire 5000 Index (Entire market)	–8.5	–4.1	12.9
MSCI All Country World Index ex USA (International)	–1.5	7.8	24.1

CPI
Consumer Price Index	1.8%	4.0%	2.9%

1  Annualized.

3

Extended-duration bond funds can be a good match for pension plans

Vanguard Extended Duration Treasury Index Fund is a low-cost bond fund designed to address the unique needs of pension plan managers and other investors with very long-term horizons. By investing in extended-duration, zero-coupon U.S. Treasury securities, the fund manager seeks to provide investors with a tool that can moderate changes in the ratio of a portfolio’s long-term assets to its long-term obligations.

This strategy can help ensure that companies maintain their pension obligations to employees, an important objective underscored in regulations set forth in the U.S. Pension Protection Act of 2006.

Of course, less volatility in the relationship between a portfolio’s assets and liabilities doesn’t necessarily imply less return volatility. Because of its exposure to longer-term bonds, the fund is very sensitive to interest rates. Rising interest rates can cause a decline in the value of the fund’s investments. For this reason, the fund is intended for investors—particularly for pension plans—with long-term liabilities of 20 years or more. Since the fund’s November 28, 2007, inception, its Institutional Shares have returned –2.8%. These returns have slightly outpaced those of the fund’s target benchmark.

The Extended Duration Treasury Index Fund advisor, Vanguard Fixed Income Group, is a tenured team that uses sophisticated trading strategies and index portfolio-construction methodologies while also drawing on Vanguard’s several decades of managing defined benefit plan assets. These efforts are also aided by Vanguard’s low-cost structure, which allows a greater portion of the fund’s returns to go to shareholders.

Annualized Expense Ratios[1]

	Institutional	ETF
	Shares	Shares
Extended Duration Treasury Index Fund	0.11%	0.14%

1  Fund expense ratios are annualized since the share-class inception: November 28, 2007, for Institutional Shares and December 6, 2007, for ETF Shares.

4

Long-term investing can help reduce volatility for institutional portfolios

Uncertain economic times can be stressful for any investor and can be especially challenging for managers of institutional retirement accounts. The Extended Duration Treasury Index Fund aims to help smooth some of the volatility in defined benefit plans by more closely aligning the durations of assets with plan obligations.

As I close this report to you, it’s my pleasure to introduce the fund’s new president, F. William McNabb III. Bill is a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for our clients.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the fund’s board elected him president and designated him my successor as chief executive officer, a role he will assume within a year, after an orderly transition. Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

We thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

March 17, 2008

Vanguard Extended Duration Treasury ETF
Premium/Discount: December 6, 2007[1]–February 29, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	8	13.80%	6	10.34%
25–49.9	2	3.45	7	12.07
50–74.9	1	1.72	7	12.07
75–100.0	0	0.00	6	10.34
>100.0	1	1.72	20	34.49
Total	12	20.69%	46	79.31%

1  Inception.

2  One basis point equals 1/100 of a percentage point.

5

Fund Profile

As of February 29, 2008

Financial Attributes
		Target
	Fund	Index[1]
Number of Issues	46	47
Yield[2]		4.7%
Institutional Shares	4.6%
ETF Shares	4.6%
Yield to Maturity	4.7%[3]	4.7%
Average Coupon	0.0%	0.0%
Average Effective Maturity	24.1 years	24.1 years
Average Quality[4]	Aaa	Aaa
Average Duration	25.0 years	25.0 years
Expense Ratio		—
Institutional Shares	0.11%[5]
ETF Shares	0.14%[5]
Short-Term Reserves	0.1%	—

Sector Diversification (% of portfolio)

Treasury/Agency	100.0%

Distribution by Maturity (% of portfolio)

Under 1 Year	0.2%
20–30 Years	99.8

Distribution by Credit Quality[4] (% of portfolio)

Aaa	100.0%

Investment Focus

1  Lehman U.S. Treasury STRIPS 20–30 Year Equal Par Bond Index.

2  30-day SEC yield. See the Glossary on page 18.

3  Before expenses.

4  Moody’s Investors Service.

5  Annualized.

6

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Total Returns (%): November 28, 2007–February 29, 2008

Total Returns: Periods Ended December 31, 2007

This table presents total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

		Since
	Inception Date	Inception
Institutional Shares	11/28/2007	–1.31%[1]
ETF Shares	12/6/2007
Market Price		0.51
Net Asset Value		0.60

1  Since inception on November 28, 2007.

Note: See Financial Highlights tables on pages 12 and 13 for dividend and capital gains information.

7

Financial Statements (unaudited)

Statement of Net Assets

As of February 29, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government Securities (100.1%)
U.S. Treasury STRIPS	0.000%	5/15/28	5,500	2,146
U.S. Treasury STRIPS	0.000%	8/15/28	9,000	3,493
U.S. Treasury STRIPS	0.000%	8/15/28	4,800	1,855
U.S. Treasury STRIPS	0.000%	11/15/28	9,000	3,454
U.S. Treasury STRIPS	0.000%	11/15/28	6,000	2,294
U.S. Treasury STRIPS	0.000%	2/15/29	5,750	2,173
U.S. Treasury STRIPS	0.000%	2/15/29	6,000	2,284
U.S. Treasury STRIPS	0.000%	5/15/29	8,500	3,178
U.S. Treasury STRIPS	0.000%	8/15/29	10,200	3,758
U.S. Treasury STRIPS	0.000%	8/15/29	4,000	1,479
U.S. Treasury STRIPS	0.000%	11/15/29	6,900	2,523
U.S. Treasury STRIPS	0.000%	2/15/30	6,650	2,400
U.S. Treasury STRIPS	0.000%	5/15/30	7,650	2,739
U.S. Treasury STRIPS	0.000%	5/15/30	4,000	1,426
U.S. Treasury STRIPS	0.000%	8/15/30	9,000	3,181
U.S. Treasury STRIPS	0.000%	11/15/30	8,900	3,118
U.S. Treasury STRIPS	0.000%	2/15/31	6,000	2,084
U.S. Treasury STRIPS	0.000%	2/15/31	2,600	900
U.S. Treasury STRIPS	0.000%	5/15/31	10,250	3,514
U.S. Treasury STRIPS	0.000%	8/15/31	7,250	2,451
U.S. Treasury STRIPS	0.000%	11/15/31	7,000	2,347
U.S. Treasury STRIPS	0.000%	2/15/32	8,750	2,894
U.S. Treasury STRIPS	0.000%	5/15/32	11,155	3,653
U.S. Treasury STRIPS	0.000%	8/15/32	6,250	2,022
U.S. Treasury STRIPS	0.000%	11/15/32	5,500	1,759
U.S. Treasury STRIPS	0.000%	2/15/33	7,100	2,242
U.S. Treasury STRIPS	0.000%	5/15/33	8,500	2,659
U.S. Treasury STRIPS	0.000%	8/15/33	8,500	2,626
U.S. Treasury STRIPS	0.000%	11/15/33	6,000	1,835
U.S. Treasury STRIPS	0.000%	2/15/34	6,000	1,814
U.S. Treasury STRIPS	0.000%	5/15/34	10,500	3,140
U.S. Treasury STRIPS	0.000%	8/15/34	7,250	2,139
U.S. Treasury STRIPS	0.000%	11/15/34	5,875	1,718
U.S. Treasury STRIPS	0.000%	2/15/35	9,000	2,597
U.S. Treasury STRIPS	0.000%	5/15/35	8,675	2,485
U.S. Treasury STRIPS	0.000%	8/15/35	6,250	1,766
U.S. Treasury STRIPS	0.000%	11/15/35	6,700	1,879
U.S. Treasury STRIPS	0.000%	2/15/36	4,250	1,194
U.S. Treasury STRIPS	0.000%	2/15/36	10,250	2,857
U.S. Treasury STRIPS	0.000%	5/15/36	7,000	1,931

8

U.S. Treasury STRIPS	0.000%	8/15/36	10,550	2,870
U.S. Treasury STRIPS	0.000%	11/15/36	6,400	1,726
U.S. Treasury STRIPS	0.000%	2/15/37	16,100	4,284
U.S. Treasury STRIPS	0.000%	2/15/37	6,700	1,795
U.S. Treasury STRIPS	0.000%	5/15/37	15,250	4,051
U.S. Treasury STRIPS	0.000%	5/15/37	8,000	2,113
Total U.S. Government Securities (Cost $116,974)				112,846
Other Assets and Liabilities (–0.1%)
Receivables for Investment Securities Sold				5,454
Other Assets—Note B				9
Payables for Investment Securities Purchased				(5,433)
Other Liabilities				(157)
				(127)
Net Assets (100%)				112,719

At February 29, 2008, net assets consisted of:[1]
Amount
($000)
Paid-in Capital	116,415
Undistributed Net Investment Income	564
Accumulated Net Realized Losses	(132)
Unrealized Depreciation	(4,128)
Net Assets	112,719

Institutional Shares—Net Assets
Applicable to 3,381,008 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	98,241
Net Asset Value Per Share—Institutional Shares	$29.06

ETF Shares—Net Assets
Applicable to 150,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	14,478
Net Asset Value Per Share—ETF Shares	$96.52

•  See Note A in Notes to Financial Statements.

1  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

9

Statement of Operations

November 28, 2007[1] to
February 29, 2008
($000)
Investment Income
Income
Interest	691
Total Income	691
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative
Institutional Shares	3
ETF Shares	5
Custodian Fees	6
Shareholders’ Reports
Institutional Shares	3
ETF Shares	—
Total Expenses	17
Net Investment Income	674
Realized Net Gain (Loss) on Investment Securities Sold	(132)
Unrealized Appreciation (Depreciation) of Investment Securities	(4,128)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,586)

1  Inception.

10

Statement of Changes in Net Assets

November 28, 2007[1] to
February 29, 2008
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	674
Realized Net Gain (Loss)	(132)
Unrealized Appreciation (Depreciation)	(4,128)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,586)
Distributions
Net Investment Income
Institutional Shares	(58)
ETF Shares	(52)
Realized Capital Gain
Institutional Shares	—
ETF Shares	—
Total Distributions	(110)
Capital Share Transactions—Note E
Institutional Shares	101,732
ETF Shares	14,683
Net Increase (Decrease) from Capital Shares Transactions	116,415
Total Increase (Decrease)	112,719
Net Assets
Beginning of Period	—
End of Period[2]	112,719

1  Inception.

2  Net Assets—End of Period includes undistributed net investment income of $564,000.

11

Financial Highlights

Institutional Shares
November 28, 2007[1] to
For a Share Outstanding Throughout the Period	February 29, 2008
Net Asset Value, Beginning of Period	$30.00
Investment Operations
Net Investment Income	.315[2]
Net Realized and Unrealized Gain (Loss) on Investments	(1.150)
Total from Investment Operations	(.835)
Distributions
Dividends from Net Investment Income	(.105)
Distributions from Realized Capital Gains	—
Total Distributions	(.105)
Net Asset Value, End of Period	$29.06

Total Return	–2.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$98
Ratio of Total Expenses to Average Net Assets	0.11%*
Ratio of Net Investment Income to Average Net Assets	4.44%*
Portfolio Turnover Rate[3]	38%*

1  Inception.

2  Calculated based on average shares outstanding.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

12

ETF Shares
December 6, 2007[1] to
For a Share Outstanding Throughout the Period	February 29, 2008
Net Asset Value, Beginning of Period	$97.78
Investment Operations
Net Investment Income	1.004[2]
Net Realized and Unrealized Gain (Loss) on Investments	(1.915)
Total from Investment Operations	(.911)
Distributions
Dividends from Net Investment Income	(.349)
Distributions from Realized Capital Gains	—
Total Distributions	(.349)
Net Asset Value, End of Period	$96.52

Total Return	–0.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14
Ratio of Total Expenses to Average Net Assets	0.14%*
Ratio of Net Investment Income to Average Net Assets	4.41%*
Portfolio Turnover Rate[3]	38%*

1  Inception.

2  Calculated based on average shares outstanding.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Notes to Financial Statements

Vanguard Extended Duration Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard World Funds. The fund offers three classes of shares: Institutional Shares, Institutional Plus Shares, and ETF Shares. Institutional Shares were first issued on November 28, 2007, and are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. Institutional Plus Shares are available to investors who invest a minimum of $100 million. The fund has not issued any Institutional Plus Shares through February 29, 2008. ETF Shares were first issued on December 6, 2007, and first offered to the public on December 10, 2007. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for the period from inception to February 29, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Quarterly income dividends and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees, if any, assessed on purchases of Institutional Shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

14

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2008, the fund had contributed capital of $9,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial-reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At February 29, 2008, the cost of investment securities for tax purposes was $116,974,000. Net unrealized depreciation of investment securities for tax purposes was $4,128,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

D. During the period ended from inception to February 29, 2008, the fund purchased $126,766,000 of investment securities and sold $10,352,000 of investment securities other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Inception[1] to
	February 29, 2008
	Amount	Shares
	($000)	(000)
Institutional Shares
Issued	102,294	3,404
Issued in Lieu of Cash Distributions	58	2
Redeemed	(620)	(25)
Net Increase (Decrease)—Institutional Shares	101,732	3,381
ETF Shares
Issued	14,683	150
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease)—ETF Shares	14,683	150

1  Inception was November 28, 2007, for Institutional Shares and December 6, 2007, for ETF Shares.

15

F. In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157”), “Fair Value Measurements”. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2008, 100% of the fund’s investments were valued based on Level 2 inputs.

16

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Extended Duration Treasury Index Fund approved the launch of the fund in September 2007, utilizing an internalized management structure whereby The Vanguard Group, Inc.—through its Fixed Income Group (FIG)—provides investment advisory services at cost. The board determined prior to the fund’s launch that the investment advisory arrangement with Vanguard would be in the best interests of the fund and its prospective shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance with similar mandates. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the benefits to shareholders of selecting FIG as an advisor to the fund, particularly in light of the nature, extent, and quality of services to be provided by FIG. The board noted that FIG’s portfolio management team has depth and stability. In its management of other Vanguard index, as well as actively managed, funds, the team has a track record of consistent success and disciplined investment processes.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The board determined that the Fixed Income Group, in its management of other Vanguard funds, has a track record of consistent performance and disciplined investment management processes.

Cost

The board evaluated the cost of services to be provided, including consideration of competitive fee rates, and concluded that, after the implementation of the arrangement with Vanguard, the fund’s advisory expense ratio would be well below the average advisory expense ratio for its peer group. Information about the fund’s expense ratio appears in the Financial Statements section of this report.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

17

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Distribution by Coupon. A breakdown of the securities in a fund according to coupon rate—the interest rate that an issuer promises to pay, expressed as an annual percentage of face value. Securities with unusually high coupon rates may be subject to call risk, the possibility that they will be redeemed (or “called”) early by the issuer.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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18

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group; Director of Vanguard Marketing Corporation.
Chief Executive Officer
152 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
152 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
152 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
152 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
152 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
152 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
152 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
152 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
152 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
152 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: President of The Vanguard Group, Inc.,
President since March 2008	and of each of the investment companies served by The Vanguard Group since 2008;
152 Vanguard Funds Overseen	Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group
(1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
152 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	George U. Sauter
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

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Vanguard ETF, and the ship logo are trademarks of
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All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction
with the offering of shares of any Vanguard	You can obtain a free copy of Vanguard’s proxy voting
fund only if preceded or accompanied by	guidelines by visiting our website, www.vanguard.com,
the fund’s current prospectus.	and searching for “proxy voting guidelines,” or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
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request in either of two ways: via e-mail addressed to
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Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q12752 042008

>  From inception on December 17, 2007, through February 29, Vanguard’s Mega Cap 300 Index Funds posted returns ranging from –7.9% to –7.3%, based on the net asset values of their ETF Shares. Each of the three funds closely tracked its target benchmark.

>  The Mega Cap 300 Growth ETF outperformed its value counterpart during that period; however, all three funds reported losses in at least eight of ten economic sectors.

>  The broad U.S. stock market returned –8.5% during the six months ended February 29.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Mega Cap 300 Index Fund	8
Mega Cap 300 Growth Index Fund	25
Mega Cap 300 Value Index Fund	38
Trustees Approve Advisory Arrangement	50
Glossary	51

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Periods Ended February 29, 2008
		Returns Since
	Ticker	Share-Class
	Symbol	Inception
Vanguard Mega Cap 300 Index Fund
Institutional Shares[1] (Inception: February 22, 2008)	VMCTX	–1.5%
MSCI US Large Cap 300 Index		–1.5
Average Large-Cap Core Fund[2]		–1.5

Vanguard Mega Cap 300 Index Fund
ETF Shares[3] (Inception: December 17, 2007)	MGC
Market Price		–7.6%
Net Asset Value		–7.6
MSCI US Large Cap 300 Index		–7.6
Average Large-Cap Core Fund[2]		–7.9

Vanguard Mega Cap 300 Growth Index Fund
ETF Shares[3] (Inception: December 17, 2007)	MGK
Market Price		–7.4%
Net Asset Value		–7.3
MSCI US Large Cap Growth Index		–7.3
Average Large-Cap Growth Fund[2]		–9.2

Vanguard Mega Cap 300 Value Index Fund
ETF Shares[3] (Inception: December 17, 2007)	MGV
Market Price		–7.9%
Net Asset Value		–7.9
MSCI US Large Cap Value Index		–7.8
Average Large-Cap Value Fund[2]		–7.2

1  This class of shares carries low expenses and is available for a minimum investment of $5 million.

2  Derived from data provided by Lipper Inc.

3  These Vanguard ETF™ Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows the ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

1

Chairman’s Letter

Dear Shareholder,

I am pleased to present our first shareholder report for three recently opened funds: Vanguard Mega Cap 300 Index Fund, Mega Cap 300 Value Index Fund, and Mega Cap 300 Growth Index Fund.

These funds, which launched their ETF Shares on December 17, 2007, are designed to capture the performance of the largest stocks in the U.S. market. By seeking to track three different MSCI US Large Cap 300 indexes, the funds allow you to gain exposure to this market segment as a whole or to its growth or value components.

Unfortunately, the funds got their start during a difficult period for stocks, which resulted from problems in the credit markets that started in mid-2007. From inception through February 29, the Mega Cap 300 ETF returned –7.6%, mirroring its benchmark and slightly outpacing the average return of its peers. The Mega Cap 300 Growth Index Fund’s portfolio returned –7.3% for the period, and the Mega Cap 300 Value Index Fund’s portfolio returned –7.9%.

The Mega Cap 300 Index Fund introduced Institutional Shares on February 22, 2008. This share class, which returned –1.5% in its first week of operation, is available for a minimum initial investment of $5,000,000. The table on page 1 shows the total returns for the funds, their target indexes, and their peer groups on average.

2

U.S. and foreign stocks fell amid recession, subprime concerns

Over the six months ended February 29, the broad U.S. stock market returned –8.5%, buffeted by tightening global credit markets (a reaction to the subprime-mortgage crisis that began taking hold in midsummer), a weakening U.S. dollar, and fears of a U.S. recession.

During the period, large-capitalization stocks fared better than small-caps, growth stocks outpaced their value-oriented counterparts, and international stocks again outperformed U.S. stocks. But these performances should be viewed in relative terms: Each stock group posted a negative return.

Mortgage-market fallout roiled both taxable and tax-exempt bonds

As trouble spread from subprime-mortgage-backed securities to other instruments, the credit markets grew treacherous. Investors flocked to higher-quality government and corporate bonds, driving U.S. Treasury bond prices higher.

The broad taxable bond market outpaced stocks, posting a total return of 5.7% for the fiscal half-year as lower interest rates depressed yields and pushed up prices. By contrast, tax-exempt municipal bonds returned –0.6% as fixed income investors pulled back from all but the highest-quality, most liquid securities—preferably Treasuries. This, combined with concerns about the

Market Barometer
	Total Returns
	Periods Ended February 29, 2008
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	–8.4%	–3.8%	12.2%
Russell 2000 Index (Small-caps)	–12.9	–12.4	15.1
Dow Jones Wilshire 5000 Index (Entire market)	–8.5	–4.1	12.9
MSCI All Country World Index ex USA (International)	–1.5	7.8	24.1

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	5.7%	7.3%	4.5%
Lehman Municipal Bond Index	–0.6	–1.2	3.4
Citigroup 3-Month Treasury Bill Index	1.9	4.4	3.0

CPI
Consumer Price Index	1.8%	4.0%	2.9%

1  Annualized.

3

financial strength of the insurers backing some of the highest-quality municipal bonds, pushed municipal yields above those of Treasuries, a historically unusual relationship.

The Federal Reserve Board responded to the credit-market turmoil and deteriorating economic outlook with aggressive reductions in its target for the federal funds rate. The Fed began a series of five rate cuts early in the fiscal half-year, ending with two cuts in January. The target rate stood at 3.0% at the end of the period, the lowest level since June 2005, and investors anticipated more rate cuts.

Funds track their targets, accomplish their mandate

Because Vanguard’s Mega Cap 300 Index Funds have existed for such a short period, it would be difficult, and perhaps misguided, to offer an in-depth analysis of their performance. Still, we’re pleased that all three funds met their primary objective, successfully tracking their target indexes between mid-December and February 29. That the funds achieved this objective during a particularly turbulent period in the market is a tribute to the experience and skill of the advisor, Vanguard Quantitative Equity Group.

Large-cap stocks, like the broader U.S. equity market, slogged through these weeks as the ever-widening ripples of the subprime-loan crisis spread. Not surprisingly, the Mega Cap 300 Value Fund, which is heavily weighted in the financials sector, struggled most. Among the market’s largest companies, the stocks of financial firms such as Citigroup declined sharply.

Annualized Expense Ratios[1]
Your Fund Compared With Its Peer Group
	Institutional	ETF	Average
	Shares	Shares	Fund
Mega Cap 300 Index Fund	0.08%	0.13%	1.29%
Mega Cap 300 Growth Index Fund	—	0.13	1.36
Mega Cap 300 Value Index Fund	—	0.13	1.28

1  Fund expense ratios reflect the period ended February 29, 2008. Peer groups are: for the Mega Cap 300 Index Fund, the Average Large-Cap Core Fund; for the Mega Cap 300 Growth Index Fund, the Average Large-Cap Growth Fund; and for the Mega Cap 300 Value Index Fund, the Average Large-Cap Value Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2007.

4

Growth stocks were not immune, however. The Mega Cap 300 Growth Index Fund, weighted largely in information technology stocks, also declined during the period. Tech-sector companies such as Google, Apple, and Microsoft posted poor returns.

All three funds reported losses in at least eight of ten market sectors. The two sectors that performed well were materials and energy. Despite the market volatility, demand for mining-related stocks remained strong because of a seemingly insatiable global appetite for raw materials, which has kept commodity prices high.

When the markets get rocky, a long-term view is key

During the past six months, the U.S. stock market was marked by volatility and uncertainty. Although short-term returns have been disheartening for investors, it’s important to take a long-term perspective on your investments.

At Vanguard, we encourage investors to ignore the “noise” of news headlines, pundits’ pronouncements, and the day-to-day fluctuations of the market. Instead, focus on the composition of your entire portfolio, making sure it’s well-balanced with stocks, bonds, and short-term investments.

Vanguard’s new Mega Cap 300 Index Funds provide an opportunity for you to further diversify your investments. They combine access to the largest stocks in the U.S. market with the benefits of Vanguard’s historically low costs and indexing expertise.

As I close this report to you, it’s my pleasure to introduce the funds’ new president, F. William McNabb III. Bill’s a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for them.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the funds’ board elected him president and designated him to succeed me as chief executive officer, a role he’ll assume within a year, after an orderly transition. Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you for investing your assets at Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

March 21, 2008

5

Vanguard Mega Cap 300 ETF
Premium/Discount: December 17, 2007[1]–February 29, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	24	47.06%	24	47.06%
25–49.9	1	1.96	1	1.96
50–74.9	0	0.00	0	0.00
75–100.0	0	0.00	0	0.00
>100.0	1	1.96	0	0.00
Total	26	50.98%	25	49.02%

Vanguard Mega Cap 300 Growth ETF
Premium/Discount: December 17, 2007[1]–February 29, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	21	41.18%	27	52.94%
25–49.9	1	1.96	0	0.00
50–74.9	0	0.00	0	0.00
75–100.0	0	0.00	0	0.00
>100.0	1	1.96	1	1.96
Total	23	45.10%	28	54.90%

Vanguard Mega Cap 300 Value ETF
Premium/Discount: December 17, 2007[1]–February 29, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	24	47.06%	24	47.06%
25–49.9	2	3.92	1	1.96
50–74.9	0	0.00	0	0.00
75–100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00
Total	26	50.98%	25	49.02%

1  Inception.

2  One basis point equals 1/100 of a percentage point.

6

Your Fund’s Performance at a Glance
Inception Through February 29, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Mega Cap 300 Index Fund
Institutional Shares	$91.07[1]	$89.68	$0.000	$0.000
ETF Shares	49.24[2]	45.50	0.000	0.000
Mega Cap 300 Growth Index Fund
ETF Shares	$49.10[2]	$45.50	$0.000	$0.000
Mega Cap 300 Value Index Fund
ETF Shares	$49.38[2]	$45.49	$0.000	$0.000

1  At inception: February 22, 2008.

2  At inception: December 17, 2007.

7

Mega Cap 300 Index Fund

Fund Profile

As of February 29, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	301	301	4,818
Median Market Cap	$59.8B	$60.8B	$33.9B
Price/Earnings Ratio	16.2x	16.2x	16.8x
Price/Book Ratio	2.6x	2.5x	2.4x
Yield[3]		2.2%	2.0%
Institutional Shares	NA
ETF Shares	2.1%
Return on Equity	21.0%	21.0%	19.6%
Earnings Growth Rate	20.7%	20.7%	20.5%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	5.6%[4]	—	—
Expense Ratio		—	—
Institutional Shares	0.08%[4]
ETF Shares	0.13%[4]
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	8.4%	8.4%	9.4%
Consumer Staples	11.2	11.2	9.3
Energy	13.7	13.6	13.0
Financials	17.0	17.3	18.1
Health Care	12.9	12.7	12.2
Industrials	10.8	10.8	11.9
Information Technology	15.9	15.9	15.3
Materials	3.5	3.5	4.1
Telecommunication
Services	3.4	3.4	2.9
Utilities	3.2	3.2	3.8

8

Ten Largest Holdings[5] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	4.5%
General Electric Co.	industrial
	conglomerates	3.2
Microsoft Corp.	systems software	2.2
AT&T Inc.	integrated
	telecommunication
	services	2.0
The Procter & Gamble Co.	household products	1.9
Chevron Corp.	integrated oil
	and gas	1.7
Johnson & Johnson	pharmaceuticals	1.7
Bank of America Corp.	diversified financial
	services	1.7
International Business	computer
Machines Corp.	hardware	1.5
Altria Group, Inc.	tobacco	1.5
Top Ten		21.9%

Investment Focus

1  MSCI US Large Cap 300 Index.

2  Dow Jones Wilshire 5000 Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. The Institutional Shares had not existed for 30 days as of February 29, 2008. See the Glossary on page 51.

4  Annualized.

5  “Ten Largest Holdings” excludes any temporary cash investments and equity index products. See page 51 for a glossary of investment terms.

9

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): December 17, 2007–February 29, 2008

Total Returns: Period Ended December 31, 2007

This table presents total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

		Since
	Inception Date	Inception
Mega Cap 300 Index Fund ETF Shares	12/17/2007
Market Price		1.62%
Net Asset Value		1.56

1  Since the ETF Shares’ inception on December 17, 2007.

Note: See Financial Highlights tables on pages 21 and 22 for dividend and capital gains information for the Institutional and ETF Shares.

10

Financial Statements (unaudited)

Statement of Net Assets

As of February 29, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (8.4%)
	McDonald’s Corp.	3,666	198
	The Walt Disney Co.	5,581	181
	Time Warner, Inc.	11,157	174
	Home Depot, Inc.	5,185	138
	Target Corp.	2,436	128
*	Comcast Corp. Class A	6,059	118
	Lowe’s Cos., Inc.	4,568	110
	News Corp., Class A	5,600	103
*	Viacom Inc. Class B	1,755	70
	NIKE, Inc. Class B	1,148	69
*	Amazon.com, Inc.	954	62
	Johnson Controls, Inc.	1,826	60
*	Comcast Corp. Special Class A	3,043	59
	Yum! Brands, Inc.	1,600	55
*	DIRECTV Group, Inc.	2,144	54
	Carnival Corp.	1,344	53
	Staples, Inc.	2,196	49
	Best Buy Co., Inc.	1,096	47
	Clear Channel
	Communications, Inc.	1,455	47
	Omnicom Group Inc.	1,010	45
*	Liberty Media Corp.–
	Capital Series A	379	44
	International Game Technology	973	44
	TJX Cos., Inc.	1,368	44
*	Kohl’s Corp.	943	42
	CBS Corp.	1,834	42
	The McGraw-Hill Cos., Inc.	1,015	42
*	Starbucks Corp.	2,296	41
	Marriott International, Inc.
	Class A	1,041	36
	The Gap, Inc.	1,739	35
*	Coach, Inc.	1,148	35
*	Ford Motor Co.	5,304	35
	Macy’s Inc.	1,340	33
	General Motors Corp.	1,393	32
	Fortune Brands, Inc.	472	31
	J.C. Penney Co., Inc.

11

	(Holding Co.)	648	30
	Starwood Hotels &
	Resorts Worldwide, Inc.	614	29
	Harley-Davidson, Inc.	773	29
*	Las Vegas Sands Corp.	328	27
*	Liberty Media Corp.–
	Interactive Series A	1,853	27
	News Corp., Class B	1,366	26
*	Bed Bath & Beyond, Inc.	835	24
*	Sears Holdings Corp.	242	23
	Gannett Co., Inc.	717	22
	Garmin Ltd.	367	22
*	Liberty Global, Inc. Class A	553	21
*	Liberty Global, Inc. Series C	572	20
*	DISH Network Corp.	643	19
*	MGM Mirage, Inc.	307	19
*	Time Warner Cable, Inc.	557	15
	Limited Brands, Inc.	981	15
			2,724
Consumer Staples (11.2%)
	The Procter & Gamble Co.	9,587	634
	Altria Group, Inc.	6,502	476
	The Coca-Cola Co.	6,405	374
	Wal-Mart Stores, Inc.	7,417	368
	PepsiCo, Inc.	4,970	346
	CVS/Caremark Corp.	4,555	184
	Kraft Foods Inc.	4,775	149
	Colgate-Palmolive Co.	1,569	119
	Walgreen Co.	3,057	112
	Anheuser-Busch Cos., Inc.	2,265	107
	Kimberly-Clark Corp.	1,310	85
	Costco Wholesale Corp.	1,347	83
	Archer-Daniels-Midland Co.	1,782	80
	General Mills, Inc.	1,038	58
	Sysco Corp.	1,877	53
	Avon Products, Inc.	1,331	51
	The Kroger Co.	1,997	48
	H.J. Heinz Co.	982	43
	Kellogg Co.	852	43
	Safeway, Inc.	1,353	39
	Wm. Wrigley Jr. Co.	601	36
	Reynolds American Inc.	545	35
	ConAgra Foods, Inc.	1,510	33
	Sara Lee Corp.	2,229	28
	Carolina Group	334	25
	Campbell Soup Co.	715	23
	The Hershey Co.	489	18
			3,650
Energy (13.6%)
	ExxonMobil Corp.	16,865	1,467
	Chevron Corp.	6,518	565
	ConocoPhillips Co.	4,690	388
	Schlumberger Ltd.	3,692	319
	Occidental Petroleum Corp.	2,556	198
*	Transocean, Inc.	960	135

12

	Devon Energy Corp.	1,303	134
	Apache Corp.	1,022	117
	Marathon Oil Corp.	2,199	117
	Halliburton Co.	2,738	105
	Valero Energy Corp.	1,704	98
	XTO Energy, Inc.	1,484	92
	Anadarko Petroleum Corp.	1,433	91
	EOG Resources, Inc.	753	90
	Hess Corp.	881	82
*	Weatherford International Ltd.	1,037	71
*	National Oilwell Varco Inc.	1,097	68
	Williams Cos., Inc.	1,847	67
	Baker Hughes, Inc.	983	66
	Chesapeake Energy Corp.	1,384	63
	Peabody Energy Corp.	817	46
	Spectra Energy Corp.	1,945	45
	Diamond Offshore Drilling, Inc.	215	26
			4,450
Financials (17.1%)
	Bank of America Corp.	13,701	545
	JPMorgan Chase & Co.	10,369	422
	Citigroup, Inc.	15,952	378
	American
	International Group, Inc.	6,654	312
	Wells Fargo & Co.	9,836	288
	The Goldman Sachs Group, Inc.	1,104	187
	Wachovia Corp.	6,083	186
	U.S. Bancorp	5,310	170
	Bank of New York Mellon Corp.	3,500	154
*	Berkshire Hathaway Inc.
	Class B	30	140
	American Express Co.	3,272	138
	MetLife, Inc.	2,285	133
	Morgan Stanley	2,949	124
	Merrill Lynch & Co., Inc.	2,502	124
	Prudential Financial, Inc.	1,395	102
	State Street Corp.	1,199	94
	AFLAC Inc.	1,503	94
	The Travelers Cos., Inc.	1,990	92
	Fannie Mae	2,999	83
	CME Group, Inc.	158	81
	The Allstate Corp.	1,673	80
	Lehman Brothers Holdings, Inc.	1,388	71
	The Hartford Financial
	Services Group Inc.	978	68
	PNC Financial Services Group	1,051	65
	The Chubb Corp.	1,184	60
	SunTrust Banks, Inc.	1,021	59
	Capital One Financial Corp.	1,285	59
	Charles Schwab Corp.	3,008	59
	Simon Property Group, Inc.
	REIT	688	58
	ACE Ltd.	1,013	57

13

	Loews Corp.	1,317	55
	BB&T Corp.	1,696	53
	Freddie Mac	2,035	51
	Franklin Resources Corp.	530	50
	Regions Financial Corp.	2,166	46
	The Principal Financial
	Group, Inc.	817	45
	Lincoln National Corp.	835	43
	ProLogis REIT	791	43
	Northern Trust Corp.	610	41
	Marsh & McLennan Cos., Inc.	1,605	41
	Washington Mutual, Inc.	2,660	39
	Progressive Corp. of Ohio	2,021	37
	Ameriprise Financial, Inc.	724	37
	Vornado Realty Trust REIT	421	35
	Fifth Third Bancorp	1,482	34
	Aon Corp.	811	34
	Equity Residential REIT	853	33
	Public Storage, Inc. REIT	394	32
	Genworth Financial Inc.	1,362	32
*	Invesco, Ltd.	1,227	31
	SLM Corp.	1,587	31
	National City Corp.	1,852	29
	KeyCorp	1,232	27
	Bear Stearns Co., Inc.	340	27
	Legg Mason Inc.	409	27
	NYSE Euronext	406	27
	Moody’s Corp.	698	27
	General Growth Properties Inc.
	REIT	680	24
	XL Capital Ltd. Class A	559	20
	Discover Financial Services	1,322	20
	M & T Bank Corp.	220	18
	Marshall & Ilsley Corp.	713	17
			5,589
Health Care (12.9%)
	Johnson & Johnson	8,824	547
	Pfizer Inc.	21,086	470
	Merck & Co., Inc.	6,719	298
	Abbott Laboratories	4,754	255
	UnitedHealth Group Inc.	3,988	185
	Wyeth	4,136	180
	Medtronic, Inc.	3,506	173
	Eli Lilly & Co.	3,140	157
*	Amgen, Inc.	3,343	152
*	Gilead Sciences, Inc.	2,960	140
	Bristol-Myers Squibb Co.	6,084	138
*	WellPoint Inc.	1,763	124
	Baxter International, Inc.	1,957	116
*	Genentech, Inc.	1,505	114
	Schering-Plough Corp.	5,000	109
	Aetna Inc.	1,544	77
*	Medco Health Solutions, Inc.	1,666	74

14

*	Thermo Fisher Scientific, Inc.	1,313	73
	Becton, Dickinson & Co.	749	68
*	Celgene Corp.	1,178	66
	Cardinal Health, Inc.	1,122	66
	Covidien Ltd.	1,525	65
	Stryker Corp.	883	58
*	Genzyme Corp.	810	57
	Allergan, Inc.	941	56
*	Zimmer Holdings, Inc.	727	55
	McKesson Corp.	910	53
*	Biogen Idec Inc.	906	53
*	Boston Scientific Corp.	4,124	52
*	St. Jude Medical, Inc.	1,046	45
*	Express Scripts Inc.	662	39
	CIGNA Corp.	870	39
*	Forest Laboratories, Inc.	973	39
			4,193
Industrials (10.8%)
	General Electric Co.	31,196	1,034
	United Technologies Corp.	2,898	204
	The Boeing Co.	2,272	188
	3M Co.	2,092	164
	United Parcel Service, Inc.	2,126	149
	Caterpillar, Inc.	1,966	142
	Honeywell International Inc.	2,187	126
	Emerson Electric Co.	2,436	124
	Deere & Co.	1,359	116
	Lockheed Martin Corp.	1,081	112
	Union Pacific Corp.	778	97
	Burlington Northern
	Santa Fe Corp.	1,087	95
	General Dynamics Corp.	1,061	87
	Raytheon Co.	1,325	86
	FedEx Corp.	904	80
	Northrop Grumman Corp.	992	78
	Illinois Tool Works, Inc.	1,444	71
	Norfolk Southern Corp.	1,211	64
	CSX Corp.	1,297	63
	Tyco International, Ltd.	1,525	61
	Danaher Corp.	782	58
	Waste Management, Inc.	1,597	52
	PACCAR, Inc.	1,090	47
	Precision Castparts Corp.	424	47
	Textron, Inc.	767	42
	Eaton Corp.	449	36
	Ingersoll-Rand Co.	840	35
	Southwest Airlines Co.	2,299	28
	Masco Corp.	1,138	21
			3,507
Information Technology (15.9%)
	Microsoft Corp.	25,991	707
	International Business
	Machines Corp.	4,254	484

15

*	Cisco Systems, Inc.	18,728	456
	Hewlett-Packard Co.	7,958	380
	Intel Corp.	18,049	360
*	Google Inc.	727	343
*	Apple Inc.	2,703	338
*	Oracle Corp.	12,647	238
	QUALCOMM Inc.	5,051	214
*	Dell Inc.	6,556	130
	Texas Instruments, Inc.	4,316	129
	Corning, Inc.	4,856	113
*	Yahoo! Inc.	3,709	103
*	EMC Corp.	6,451	100
*	eBay Inc.	3,343	88
	Applied Materials, Inc.	4,239	81
	Motorola, Inc.	7,055	70
	Accenture Ltd.	1,856	65
	Automatic Data
	Processing, Inc.	1,634	65
*	Adobe Systems, Inc.	1,771	60
	Tyco Electronics Ltd.	1,525	50
	Western Union Co.	2,339	49
*	Sun Microsystems, Inc.	2,821	46
*	Symantec Corp.	2,715	46
*	Electronic Arts Inc.	960	45
	Xerox Corp.	2,879	42
	MasterCard, Inc. Class A	221	42
*	Juniper Networks, Inc.	1,503	40
*	Agilent Technologies, Inc.	1,218	37
	Seagate Technology	1,643	35
*	NVIDIA Corp.	1,604	34
	Paychex, Inc.	1,058	33
	CA, Inc.	1,269	29
	Electronic Data Systems Corp.	1,573	27
*	Broadcom Corp.	1,440	27
*	Intuit, Inc.	984	26
	Analog Devices, Inc.	958	26
*	Network Appliance, Inc.	1,118	24
*	Marvell Technology Group Ltd.	1,537	17
			5,199
Materials (3.5%)
	Monsanto Co.	1,678	194
	E.I. du Pont de Nemours & Co.	2,775	129
	Freeport-McMoRan Copper
	& Gold, Inc. Class B	1,175	119
	Dow Chemical Co.	2,923	110
	Alcoa Inc.	2,618	97
	Praxair, Inc.	984	79
	Newmont Mining Corp.
	(Holding Co.)	1,336	68
	Air Products & Chemicals, Inc.	665	61
	Nucor Corp.	888	57
*	The Mosaic Co.	476	53
	International Paper Co.	1,256	40

16

Weyerhaeuser Co.	646	40
PPG Industries, Inc.	505	31
Ecolab, Inc.	566	27
Rohm & Haas Co.	392	21
		1,126
Telecommunication Services (3.4%)
AT&T Inc.	18,722	652
Verizon Communications Inc.	8,928	324
Sprint Nextel Corp.	8,526	61
* American Tower Corp. Class A	1,264	49
Qwest Communications
International Inc.	4,779	26
		1,112
Utilities (3.2%)
Exelon Corp.	2,037	152
Southern Co.	2,327	80
FPL Group, Inc.	1,189	72
Dominion Resources, Inc.	1,792	72
Public Service Enterprise
Group, Inc.	1,565	69
Duke Energy Corp.	3,877	68
FirstEnergy Corp.	938	63
Entergy Corp.	602	62
PPL Corp.	1,148	52
American Electric
Power Co., Inc.	1,228	50
Constellation Energy
Group, Inc.	556	49
Edison International	952	47
PG&E Corp.	1,105	42
Sempra Energy	772	41
* AES Corp.	2,057	37
Consolidated Edison Inc.	834	34
Progress Energy, Inc.	757	32
Ameren Corp.	639	27
		1,049
Total Investments (100.0%)
(Cost $33,601)		32,599
Other Assets and Liabilities (0.0%)
Other Assets—Note B		219
Liabilities		(219)
		—
Net Assets (100%)		32,599

17

At February 29, 2008, net assets consisted of:[1]
Amount
($000)
Paid-in Capital	33,554
Undistributed Net Investment Income	66
Accumulated Net Realized Losses	(19)
Unrealized Depreciation	(1,002)
Net Assets	32,599

Institutional Shares—Net Assets
Applicable to 109,807 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	9,848
Net Asset Value Per Share—
Institutional Shares	$89.68

ETF Shares—Net Assets
Applicable to 500,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	22,751
Net Asset Value Per Share—
ETF Shares	$45.50

•  See Note A in Notes to Financial Statements.

* Non-income-producing security.

1  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

18

Statement of Operations

December 17, 2007[1] to
February 29, 2008
($000)
Investment Income
Income
Dividends	67
Interest[2]	2
Total Income	69
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative
Institutional Shares	—
ETF Shares	1
Custodian Fees	2
Total Expenses	3
Net Investment Income	66
Realized Net Gain (Loss) on Investment Securities Sold	(19)
Unrealized Appreciation (Depreciation) of Investment Securities	(1,002)
Net Increase (Decrease) in Net Assets Resulting from Operations	(955)

1  Inception.

2  Interest income from an affiliated company of the fund was $2,000.

19

Statement of Changes in Net Assets

December 17, 2007[1] to
February 29, 2008
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	66
Realized Net Gain (Loss)	(19)
Unrealized Appreciation (Depreciation)	(1,002)
Net Increase (Decrease) in Net Assets Resulting from Operations	(955)
Distributions
Net Investment Income
Institutional Shares	—
ETF Shares	—
Realized Capital Gain
Institutional Shares	—
ETF Shares	—
Total Distributions	—
Capital Share Transactions—Note E
Institutional Shares	10,000
ETF Shares	23,554
Net Increase (Decrease) from Capital Share Transactions	33,554
Total Increase (Decrease)	32,599
Net Assets
Beginning of Period	—
End of Period[2]	32,599

1  Inception.

2  Net Assets—End of Period includes undistributed net investment income of $66,000.

20

Financial Highlights

Institutional Shares
February 22, 2008[1] to
For a Share Outstanding Throughout the Period	February 29, 2008
Net Asset Value, Beginning of Period	$91.07
Investment Operations
Net Investment Income	.04[2]
Net Realized and Unrealized Gain (Loss) on Investments	(1.43)
Total from Investment Operations	(1.39)
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$89.68

Total Return	–1.53%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10
Ratio of Total Expenses to Average Net Assets	0.08%*
Ratio of Net Investment Income to Average Net Assets	2.53%*
Portfolio Turnover Rate[3]	6%*

1  Inception.

2  Calculated based on average shares outstanding.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF creation units.

*  Annualized.

21

ETF Shares
December 17, 2007[1] to
For a Share Outstanding Throughout the Period	February 29, 2008
Net Asset Value, Beginning of Period	$49.24
Investment Operations
Net Investment Income	.22[2]
Net Realized and Unrealized Gain (Loss) on Investments	(3.96)
Total from Investment Operations	(3.74)
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$45.50

Total Return	–7.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23
Ratio of Total Expenses to Average Net Assets	0.13%*
Ratio of Net Investment Income to Average Net Assets	2.48%*
Portfolio Turnover Rate[3]	6%*

1  Inception.

2  Calculated based on average shares outstanding.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF creation units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Notes to Financial Statements

Vanguard Mega Cap 300 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard World Funds. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares were first issued on February 22, 2008, and are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares were first issued on December 17, 2007, and first offered to the public on December 21, 2007. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for the period from inception to February 29, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2008, the fund had contributed capital of $2,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.002% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

23

At February 29, 2008, the cost of investment securities for tax purposes was $33,601,000. Net unrealized depreciation of investment securities for tax purposes was $1,002,000, consisting of unrealized gains of $346,000 on securities that had risen in value since their purchase and $1,348,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the period ended February 29, 2008, the fund purchased $33,882,000 of investment securities and sold $262,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Inception[1] to
	February 29, 2008
	Amount	Shares
	($000)	(000)
Institutional Shares
Issued	10,000	110
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease)—Institutional Shares	10,000	110
ETF Shares
Issued	23,554	500
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease)—ETF Shares	23,554	500

F. In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

1  Inception dates are February 22, 2008, for the Institutional Shares and December 17, 2007, for the ETF Shares.

24

Mega Cap 300 Growth Index Fund

Fund Profile

As of February 29, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	192	191	4,818
Median Market Cap	$45.1B	$45.1B	$33.9B
Price/Earnings Ratio	18.6x	18.6x	16.8x
Price/Book Ratio	3.6x	3.5x	2.4x
Yield[3]		1.1%	2.0%
ETF Shares	1.0%
Return on Equity	21.4%	21.3%	19.6%
Earnings Growth Rate	22.3%	22.4%	20.5%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	5.2%[4]	—	—
Expense Ratio		—	—
ETF Shares	0.13%[4]
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	11.9%	12.0%	9.4%
Consumer Staples	12.2	12.3	9.3
Energy	8.4	8.2	13.0
Financials	7.7	7.7	18.1
Health Care	12.5	12.3	12.2
Industrials	12.3	12.3	11.9
Information Technology	30.3	30.5	15.3
Materials	3.8	3.8	4.1
Telecommunication
Services	0.4	0.4	2.9
Utilities	0.5	0.5	3.8

25

Ten Largest Holdings[5] (% of total net assets)

Microsoft Corp.	systems software	4.2%
International Business
Machines Corp.	computer hardware	2.9
Cisco Systems, Inc.	communications
	equipment	2.7
Hewlett-Packard Co.	computer hardware	2.3
Wal-Mart Stores, Inc.	hypermarkets and
	supercenters	2.2
Intel Corp.	semiconductors	2.1
PepsiCo, Inc.	soft drinks	2.1
Google Inc.	Internet software
	and services	2.0
Apple Inc.	computer hardware	2.0
Schlumberger Ltd.	oil and gas equipment
	and services	1.9
Top Ten		24.4%

Investment Focus

1  MSCI US Large Cap Growth Index.

2  Dow Jones Wilshire 5000 Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary on page 51.

4  Annualized.

5  “Ten Largest Holdings” excludes any temporary cash investments and equity index products. See page 51 for a glossary of investment terms.

26

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): December 17, 2007–February 29, 2008

Total Returns: Period Ended December 31, 2007

This table presents total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

		Since
	Inception Date	Inception
Mega Cap 300 Growth Index Fund ETF Shares	12/17/2007
Market Price		1.96%
Net Asset Value		1.96

1  Since the ETF Shares’ inception on December 17, 2007.

Note: See Financial Highlights table on page 35 for dividend and capital gains information.

27

Financial Statements (unaudited)

Statement of Net Assets

As of February 29, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (11.9%)
	The Walt Disney Co.	13,621	441
	Target Corp.	5,945	313
*	Comcast Corp. Class A	14,763	288
	Lowe’s Cos., Inc.	11,128	267
	News Corp., Class A	13,642	251
	McDonald’s Corp.	4,465	242
*	Viacom Inc. Class B	4,283	170
	NIKE, Inc. Class B	2,800	169
*	Amazon.com, Inc.	2,324	150
	Johnson Controls, Inc.	4,447	146
*	Comcast Corp. Special Class A	7,550	146
	Yum! Brands, Inc.	3,897	134
*	DIRECTV Group, Inc.	5,345	134
	Staples, Inc.	5,351	119
	Best Buy Co., Inc.	2,674	115
	Omnicom Group Inc.	2,459	110
*	Liberty Media Corp.–
	Capital Series A	925	107
	International Game Technology	2,375	107
	TJX Cos., Inc.	3,331	107
	The McGraw-Hill Cos., Inc.	2,540	104
*	Kohl’s Corp.	2,297	102
*	Starbucks Corp.	5,592	100
	Marriott International, Inc.
	Class A	2,536	86
*	Coach, Inc.	2,796	85
*	Ford Motor Co.	12,923	84
	Starwood Hotels &
	Resorts Worldwide, Inc.	1,500	71
	Harley-Davidson, Inc.	1,883	70
*	Las Vegas Sands Corp.	800	67
*	Liberty Media Corp.–
	Interactive Series A	4,513	65
	News Corp., Class B	3,326	64
*	Bed Bath & Beyond, Inc.	2,032	58
*	Sears Holdings Corp.	590	56
	Garmin Ltd.	891	52
*	Liberty Global, Inc. Class A	1,348	51

28

*	Liberty Global, Inc. Series C	1,393	49
	J.C. Penney Co., Inc.
	(Holding Co.)	1,025	47
*	DISH Network Corp.	1,565	46
*	MGM Mirage, Inc.	746	46
*	Time Warner Cable, Inc.	1,352	37
	Limited Brands, Inc.	940	14
			4,870
Consumer Staples (12.2%)
	Wal-Mart Stores, Inc.	18,099	898
	PepsiCo, Inc.	12,125	843
	The Procter & Gamble Co.	11,696	774
	CVS/Caremark Corp.	11,124	449
	The Coca-Cola Co.	5,462	319
	Colgate-Palmolive Co.	3,823	291
	Walgreen Co.	7,446	272
	Costco Wholesale Corp.	3,282	203
	Archer-Daniels-Midland Co.	4,339	196
	Anheuser-Busch Cos., Inc.	3,653	172
	Sysco Corp.	4,571	128
	Avon Products, Inc.	3,241	123
	Wm. Wrigley Jr. Co.	1,463	88
	Kellogg Co.	1,348	68
	The Kroger Co.	2,524	61
	The Hershey Co.	1,192	44
	Carolina Group	405	30
	Campbell Soup Co.	872	28
			4,987
Energy (8.4%)
	Schlumberger Ltd.	8,998	778
	Occidental Petroleum Corp.	6,241	483
*	Transocean, Inc.	2,337	328
	Halliburton Co.	6,670	255
	XTO Energy, Inc.	3,613	223
	EOG Resources, Inc.	1,834	218
*	Weatherford International Ltd.	2,525	174
*	National Oilwell Varco Inc.	2,670	166
	Williams Cos., Inc.	4,499	162
	Baker Hughes, Inc.	2,396	161
	Valero Energy Corp.	2,697	156
	Chesapeake Energy Corp.	3,370	152
	Peabody Energy Corp.	1,991	113
	Diamond Offshore Drilling, Inc.	523	63
			3,432
Financials (7.7%)
	Bank of New York
	Mellon Corp.	8,636	379
*	Berkshire Hathaway Inc.
	Class B	73	341
	American Express Co.	7,973	337
	State Street Corp.	2,918	229
	AFLAC Inc.	3,663	229
	CME Group, Inc.	359	184

29

	The Goldman Sachs
	Group, Inc.	958	162
	Charles Schwab Corp.	7,328	144
	Franklin Resources Corp.	1,291	122
	The Principal Financial
	Group, Inc.	1,992	110
	ProLogis REIT	1,925	104
	Progressive Corp. of Ohio	5,088	93
	Prudential Financial, Inc.	1,213	89
	Public Storage, Inc. REIT	959	78
*	Invesco, Ltd.	2,993	77
	SLM Corp.	3,869	76
	Simon Property Group, Inc.
	REIT	836	70
	Legg Mason Inc.	997	66
	Northern Trust Corp.	963	65
	NYSE Euronext	989	65
	Moody’s Corp.	1,699	65
	Discover Financial Services	3,219	49
	General Growth Properties Inc.
	REIT	827	29
			3,163
Health Care (12.5%)
	UnitedHealth Group Inc.	9,733	452
	Medtronic, Inc.	8,571	423
*	Amgen, Inc.	8,253	376
*	Gilead Sciences, Inc.	7,012	332
*	WellPoint Inc.	4,303	302
	Baxter International, Inc.	4,776	282
*	Genentech, Inc.	3,550	269
	Schering-Plough Corp.	12,201	265
	Abbott Laboratories	4,051	217
	Aetna Inc.	3,769	187
*	Medco Health Solutions, Inc.	4,057	180
*	Thermo Fisher Scientific, Inc.	3,196	179
*	Celgene Corp.	2,956	167
	Becton, Dickinson & Co.	1,824	165
	Cardinal Health, Inc.	2,731	162
*	Genzyme Corp.	1,973	140
	Stryker Corp.	2,149	140
	Allergan, Inc.	2,293	136
*	Zimmer Holdings, Inc.	1,770	133
	McKesson Corp.	2,216	130
*	Biogen Idec Inc.	2,210	129
*	St. Jude Medical, Inc.	2,548	110
*	Express Scripts Inc.	1,614	95
	CIGNA Corp.	1,376	61
	Covidien Ltd.	1,300	56
*	Forest Laboratories, Inc.	827	33
			5,121
Industrials (12.3%)
	United Technologies Corp.	7,073	499
	The Boeing Co.	5,546	459

30

	3M Co.	5,103	400
	United Parcel Service, Inc.	5,186	364
	Caterpillar, Inc.	4,790	346
	Honeywell International Inc.	5,327	307
	Deere & Co.	3,317	283
	Lockheed Martin Corp.	2,632	272
	Burlington Northern
	Santa Fe Corp.	2,648	232
	Raytheon Co.	3,277	212
	General Dynamics Corp.	2,585	212
	FedEx Corp.	2,201	194
	Illinois Tool Works, Inc.	3,518	173
	CSX Corp.	3,166	154
	Emerson Electric Co.	2,967	151
	Tyco International, Ltd.	3,716	149
	Danaher Corp.	1,907	141
	PACCAR, Inc.	2,656	115
	Precision Castparts Corp.	1,033	114
	Textron, Inc.	1,868	101
	Eaton Corp.	1,093	88
	Southwest Airlines Co.	5,600	69
			5,035
Information Technology (30.3%)
	Microsoft Corp.	63,379	1,725
	International Business
	Machines Corp.	10,380	1,182
*	Cisco Systems, Inc.	45,677	1,113
	Hewlett-Packard Co.	19,419	928
	Intel Corp.	43,961	877
*	Google Inc.	1,774	836
*	Apple Inc.	6,596	825
*	Oracle Corp.	30,904	581
	QUALCOMM Inc.	12,326	522
*	Dell Inc.	15,999	318
	Texas Instruments, Inc.	10,532	316
	Corning, Inc.	11,830	275
*	Yahoo! Inc.	9,035	251
*	EMC Corp.	15,718	244
*	eBay Inc.	8,145	215
	Applied Materials, Inc.	10,327	198
	Motorola, Inc.	17,187	171
	Accenture Ltd.	4,528	160
	Automatic Data
	Processing, Inc.	3,979	159
*	Adobe Systems, Inc.	4,322	145
	Western Union Co.	5,789	120
*	Sun Microsystems, Inc.	6,872	113
*	Symantec Corp.	6,615	111
*	Electronic Arts Inc.	2,338	111
	MasterCard, Inc. Class A	538	102
*	Juniper Networks, Inc.	3,662	98
*	Agilent Technologies, Inc.	2,967	91
*	NVIDIA Corp.	3,906	84

31

Paychex, Inc.	2,576	81
CA, Inc.	3,089	71
* Broadcom Corp.	3,509	66
* Intuit, Inc.	2,396	64
Analog Devices, Inc.	2,333	63
* Network Appliance, Inc.	2,722	59
Seagate Technology	2,001	43
* Marvell Technology Group Ltd.	3,744	42
Xerox Corp.	2,455	36
		12,396
Materials (3.8%)
Monsanto Co.	4,133	478
Freeport-McMoRan Copper
& Gold, Inc. Class B	2,862	289
Praxair, Inc.	2,396	192
Newmont Mining Corp.
(Holding Co.)	3,261	167
Nucor Corp.	2,169	140
* The Mosaic Co.	1,159	129
Air Products & Chemicals, Inc.	1,052	96
Ecolab, Inc.	1,375	64
		1,555
Telecommunication Services (0.4%)
* American Tower Corp. Class A	3,079	118
Qwest Communications
International Inc.	11,644	63
		181
Utilities (0.5%)
Constellation Energy
Group, Inc.	1,354	120
* AES Corp.	5,011	90
		210
Total Investments (100.0%)
(Cost $41,716)		40,950
Other Assets and Liabilities (0.0%)
Other Assets—Note B		269
Liabilities		(268)
		1
Net Assets (100%)
Applicable to 900,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		40,951
Net Asset Value Per Share		$45.50

At February 29, 2008, net assets consisted of:[1]
Amount
($000)
Paid-in Capital	41,698
Undistributed Net Investment Income	37
Accumulated Net Realized Losses	(18)
Unrealized Depreciation	(766)
Net Assets	40,951

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

1  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

32

Statement of Operations

December 17, 2007[1] to
February 29, 2008
($000)
Investment Income
Income
Dividends	41
Total Income	41
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative	2
Custodian Fees	2
Total Expenses	4
Net Investment Income	37
Realized Net Gain (Loss) on Investment Securities Sold	(18)
Unrealized Appreciation (Depreciation) of Investment Securities	(766)
Net Increase (Decrease) in Net Assets Resulting from Operations	(747)

1  Inception.

33

Statement of Changes in Net Assets

December 17, 2007[1] to
February 29, 2008
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	37
Realized Net Gain (Loss)	(18)
Unrealized Appreciation (Depreciation)	(766)
Net Increase (Decrease) in Net Assets Resulting from Operations	(747)
Distributions
Net Investment Income	—
Realized Capital Gain	—
Total Distributions	—
Capital Share Transactions—Note E
Issued	41,698
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	41,698
Total Increase (Decrease)	40,951
Net Assets
Beginning of Period	—
End of Period[2]	40,951

1  Inception.

2  Net Assets—End of Period includes undistributed net investment income of $37,000.

34

Financial Highlights

ETF Shares
December 17, 2007[1] to
For a Share Outstanding Throughout the Period	February 29, 2008
Net Asset Value, Beginning of Period	$49.10
Investment Operations
Net Investment Income	.10[2]
Net Realized and Unrealized Gain (Loss) on Investments	(3.70)
Total from Investment Operations	(3.60)
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$45.50

Total Return	–7.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$41
Ratio of Total Expenses to Average Net Assets	0.13%*
Ratio of Net Investment Income to Average Net Assets	1.11%*
Portfolio Turnover Rate[3]	5%*

1  Inception.

2  Calculated based on average shares outstanding.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF creation units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Notes to Financial Statements

Vanguard Mega Cap 300 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard World Funds. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. The fund has not issued any Institutional Shares as of February 29, 2008. ETF Shares were first issued on December 17, 2007, and first offered to the public on December 21, 2007. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for the period from inception to February 29, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2008, the fund had contributed capital of $2,000 to Vanguard (included in Other Assets), representing 0.005% of the fund’s net assets and 0.002% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

36

At February 29, 2008, the cost of investment securities for tax purposes was $41,716,000. Net unrealized depreciation of investment securities for tax purposes was $766,000, consisting of unrealized gains of $705,000 on securities that had risen in value since their purchase and $1,471,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the period ended February 29, 2008, the fund purchased $42,013,000 of investment securities and sold $279,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

December 17, 2007[1] to
February 29, 2008
Shares
(000)
Issued	900
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease)—Shares Outstanding	900

F. In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

1  Inception.

37

Mega Cap 300 Value Index Fund

Fund Profile

As of February 29, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	133	134	4,818
Median Market Cap	$105.5B	$105.5B	$33.9B
Price/Earnings Ratio	14.2x	14.2x	16.8x
Price/Book Ratio	2.0x	2.0x	2.4x
Yield[3]		3.3%	2.0%
ETF Shares	3.2%
Return on Equity	20.7%	20.6%	19.6%
Earnings Growth Rate	19.4%	19.4%	20.5%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	2.7%[4]	—	—
Expense Ratio		—	—
ETF Shares	0.13%[4]
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	4.6%	4.6%	9.4%
Consumer Staples	10.2	10.1	9.3
Energy	19.3	19.3	13.0
Financials	27.1	27.1	18.1
Health Care	13.2	13.2	12.2
Industrials	9.1	9.2	11.9
Information Technology	0.8	0.8	15.3
Materials	3.1	3.1	4.1
Telecommunication
Services	6.5	6.5	2.9
Utilities	6.1	6.1	3.8

38

Ten Largest Holdings[5] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	9.3%
General Electric Co.	industrial
	conglomerates	6.5
AT&T Inc.	integrated
	telecommunication
	services	4.1
Chevron Corp.	integrated oil
	and gas	3.6
Johnson & Johnson	pharmaceuticals	3.5
Bank of America Corp.	diversified financial
	services	3.4
Altria Group, Inc.	tobacco	3.0
Pfizer Inc.	pharmaceuticals	3.0
JPMorgan Chase & Co.	diversified financial
	services	2.7
ConocoPhillips Co.	integrated oil
	and gas	2.5
Top Ten		41.6%

Investment Focus

1  MSCI US Large Cap Value Index.

2  Dow Jones Wilshire 5000 Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary on page 51.

4  Annualized.

5  “Ten Largest Holdings” excludes any temporary cash investments and equity index products. See page 51 for a glossary of investment terms.

39

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): December 17, 2007–February 29, 2008

Total Returns: Period Ended December 31, 2007

This table presents total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

		Since
	Inception Date	Inception
Mega Cap 300 Value Index Fund ETF Shares	12/17/2007
Market Price		1.05%
Net Asset Value		1.15

1  Since the ETF Shares’ inception on December 17, 2007.

Note: See Financial Highlights table on page 47 for dividend and capital gains information.

40

Financial Statements (unaudited)

Statement of Net Assets

As of February 29, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.8%)
Consumer Discretionary (4.6%)
Time Warner, Inc.	19,245	300
Home Depot, Inc.	9,011	239
McDonald’s Corp.	3,122	169
Carnival Corp.	2,290	90
Clear Channel
Communications, Inc.	2,477	79
CBS Corp.	3,163	72
The Gap, Inc.	2,960	60
Macy’s Inc.	2,284	56
General Motors Corp.	2,373	55
Fortune Brands, Inc.	804	52
Gannett Co., Inc.	1,222	37
Limited Brands, Inc.	1,218	19
J.C. Penney Co., Inc.
(Holding Co.)	385	18
		1,246
Consumer Staples (10.1%)
Altria Group, Inc.	11,215	820
The Procter & Gamble Co.	8,231	545
The Coca-Cola Co.	7,174	419
Kraft Foods Inc.	8,237	257
Kimberly-Clark Corp.	2,230	145
General Mills, Inc.	1,789	100
H.J. Heinz Co.	1,672	74
Safeway, Inc.	2,303	66
Anheuser-Busch Cos., Inc.	1,373	65
Reynolds American Inc.	927	59
ConAgra Foods, Inc.	2,571	57
Sara Lee Corp.	3,795	48
The Kroger Co.	1,765	43
Kellogg Co.	508	26
Carolina Group	284	21
Campbell Soup Co.	610	20
		2,765
Energy (19.2%)
ExxonMobil Corp.	29,090	2,531
Chevron Corp.	11,242	974
ConocoPhillips Co.	8,090	669

41

Devon Energy Corp.	2,251	231
Apache Corp.	1,772	203
Marathon Oil Corp.	3,746	199
Anadarko Petroleum Corp.	2,484	158
Hess Corp.	1,531	143
Spectra Energy Corp.	3,311	77
Valero Energy Corp.	1,015	59
		5,244
Financials (27.1%)
Bank of America Corp.	23,632	939
JPMorgan Chase & Co.	17,844	725
Citigroup, Inc.	27,514	652
American International
Group, Inc.	11,513	540
Wells Fargo & Co.	16,966	496
Wachovia Corp.	10,504	322
U.S. Bancorp	9,197	295
MetLife, Inc.	3,976	232
Morgan Stanley	5,086	214
Merrill Lynch & Co., Inc.	4,316	214
The Goldman Sachs
Group, Inc.	1,238	210
The Travelers Cos., Inc.	3,441	160
Fannie Mae	5,294	146
The Allstate Corp.	2,912	139
Lehman Brothers
Holdings, Inc.	2,363	121
The Hartford Financial
Services Group Inc.	1,665	116
Prudential Financial, Inc.	1,576	115
PNC Financial Services Group	1,821	112
The Chubb Corp.	2,060	105
SunTrust Banks, Inc.	1,737	101
Capital One Financial Corp.	2,188	101
ACE Ltd.	1,725	97
Loews Corp.	2,243	94
BB&T Corp.	2,888	90
Freddie Mac	3,466	87
Regions Financial Corp.	3,687	78
Lincoln National Corp.	1,420	73
Marsh & McLennan Cos., Inc.	2,834	72
Washington Mutual, Inc.	4,530	67
Ameriprise Financial, Inc.	1,234	63
Vornado Realty Trust REIT	718	60
Fifth Third Bancorp	2,523	58
Aon Corp.	1,379	57
Equity Residential REIT	1,450	55
Genworth Financial Inc.	2,320	54
National City Corp.	3,155	50
Simon Property Group, Inc.
REIT	586	49
KeyCorp	2,107	46
Bear Stearns Co., Inc.	577	46

42

XL Capital Ltd. Class A	953	34
M & T Bank Corp.	373	31
Marshall & Ilsley Corp.	1,212	28
Northern Trust Corp.	365	25
General Growth Properties Inc.
REIT	580	20
		7,389
Health Care (13.2%)
Johnson & Johnson	15,236	944
Pfizer Inc.	36,364	810
Merck & Co., Inc.	11,589	513
Wyeth	7,168	313
Abbott Laboratories	5,354	287
Eli Lilly & Co.	5,448	273
Bristol-Myers Squibb Co.	10,573	239
* Boston Scientific Corp.	7,025	88
Covidien Ltd.	1,689	72
* Forest Laboratories, Inc.	1,077	43
CIGNA Corp.	520	23
		3,605
Industrials (9.1%)
General Electric Co.	53,808	1,783
Union Pacific Corp.	1,325	165
Northrop Grumman Corp.	1,722	135
Norfolk Southern Corp.	2,063	109
Emerson Electric Co.	2,075	106
Waste Management, Inc.	2,721	89
Ingersoll-Rand Co.	1,504	63
Masco Corp.	2,066	39
		2,489
Information Technology (0.8%)
Tyco Electronics Ltd.	2,596	85
Xerox Corp.	3,187	47
Electronic Data Systems Corp.	2,679	46
Seagate Technology	1,400	30
		208
Materials (3.1%)
E.I. du Pont de Nemours & Co.	4,825	224
Dow Chemical Co.	4,976	188
Alcoa Inc.	4,515	168
Weyerhaeuser Co.	1,133	69
International Paper Co.	2,138	68
PPG Industries, Inc.	858	53
Rohm & Haas Co.	677	36
Air Products & Chemicals, Inc.	395	36
		842
Telecommunication Services (6.5%)
AT&T Inc.	32,218	1,122
Verizon Communications Inc.	15,325	557
Sprint Nextel Corp.	14,525	103
		1,782
Utilities (6.1%)
Exelon Corp.	3,513	263

43

Southern Co.	4,044	140
FPL Group, Inc.	2,102	127
Dominion Resources, Inc.	3,169	127
Duke Energy Corp.	6,874	121
Public Service Enterprise
Group, Inc.	2,664	118
FirstEnergy Corp.	1,597	108
Entergy Corp.	1,025	105
PPL Corp.	2,007	91
American Electric
Power Co., Inc.	2,092	86
Edison International	1,623	80
PG&E Corp.	1,881	71
Sempra Energy	1,313	70
Consolidated Edison Inc.	1,420	58
Progress Energy, Inc.	1,289	54
Ameren Corp.	1,087	46
		1,665
Total Investments (99.8%)
(Cost $29,115)		27,235
Other Assets and Liabilities (0.2%)
Other Assets—Note B		184
Liabilities		(125)
		59
Net Assets (100%)
Applicable to 600,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		27,294
Net Asset Value Per Share		$45.49

At February 29, 2008, net assets consisted of:[1]
Amount
($000)
Paid-in Capital	29,072
Undistributed Net Investment Income	116
Accumulated Net Realized Losses	(14)
Unrealized Depreciation	(1,880)
Net Assets	27,294

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

1  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

44

Statement of Operations

December 17, 2007[1] to
February 29, 2008
($000)
Investment Income
Income
Dividends	120
Total Income	120
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative	2
Custodian Fees	2
Total Expenses	4
Net Investment Income	116
Realized Net Gain (Loss) on Investment Securities Sold	(14)
Unrealized Appreciation (Depreciation) of Investment Securities	(1,880)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,778)

1  Inception.

45

Statement of Changes in Net Assets

December 17, 2007[1] to
February 29, 2008
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	116
Realized Net Gain (Loss)	(14)
Unrealized Appreciation (Depreciation)	(1,880)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,778)
Distributions
Net Investment Income	—
Realized Capital Gain	—
Total Distributions	—
Capital Share Transactions—Note E
Issued	29,072
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	29,072
Total Increase (Decrease)	27,294
Net Assets
Beginning of Period	—
End of Period[2]	27,294

1  Inception.

2  Net Assets—End of Period includes undistributed net investment income of $116,000.

46

Financial Highlights

ETF Shares
December 17, 2007[1] to
For a Share Outstanding Throughout the Period	February 29, 2008
Net Asset Value, Beginning of Period	$49.38
Investment Operations
Net Investment Income	.33[2]
Net Realized and Unrealized Gain (Loss) on Investments	(4.22)
Total from Investment Operations	(3.89)
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$45.49

Total Return	–7.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27
Ratio of Total Expenses to Average Net Assets	0.13%*
Ratio of Net Investment Income to Average Net Assets	3.49%*
Portfolio Turnover Rate[3]	3%*

1  Inception.

2  Calculated based on average shares outstanding.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF creation units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Notes to Financial Statements

Vanguard Mega Cap 300 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard World Funds. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. The fund has not issued any Institutional Shares as of February 29, 2008. ETF shares were first issued on December 17, 2007, and first offered to the public on December 21, 2007. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for the period from inception to February 29, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2008, the fund had contributed capital of $2,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.002% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

48

At February 29, 2008, the cost of investment securities for tax purposes was $29,115,000. Net unrealized depreciation of investment securities for tax purposes was $1,880,000, consisting of unrealized gains of $72,000 on securities that had risen in value since their purchase and $1,952,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the period ended February 29, 2008, the fund purchased $29,268,000 of investment securities and sold $139,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

December 17, 2007[1] to
February 29, 2008
Shares
(000)
Issued	600
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease)—Shares Outstanding	600

F. In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

1  Inception.

49

Trustees Approve Advisory Arrangement

The board of trustees of the Vanguard Mega Cap Index Funds approved the launch of the Mega Cap 300 Index Fund, Mega Cap 300 Growth Index Fund, and Mega Cap 300 Value Index Fund in December 2007, utilizing an internalized management structure whereby The Vanguard Group, Inc.—through its Quantitative Equity Group (QEG)—provides investment advisory services at cost. The board determined prior to the funds’ launch that the investment advisory arrangement with Vanguard would be in the best interests of the funds and their prospective shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance with similar mandates. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the benefits to shareholders of selecting QEG as an advisor to the fund, particularly in light of the nature, extent, and quality of services to be provided by QEG. The board noted that QEG’s strategy for the funds involves a direct application of Vanguard’s existing indexing processes, which have been successfully implemented for more than a quarter-century, and that Vanguard’s expense-ratio advantage and index-tracking capabilities should provide more income to investors after expenses.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The board determined that, in its management of other Vanguard funds, QEG has a track record of consistent performance and disciplined investment management processes.

Cost

The board evaluated the cost of services to be provided, including consideration of competitive fee rates, and concluded that, after the implementation of the arrangement with Vanguard, each fund’s advisory expense ratio would be well below the average advisory expense ratio for its peer group. Information about each fund’s expense ratio appears in the Financial Statements sections of this report.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

50

Glossary

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

51

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group; Director of Vanguard Marketing Corporation.
Chief Executive Officer
152 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
152 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
152 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
152 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
152 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
152 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
152 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
152 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
152 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
152 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: President of The Vanguard Group, Inc.,
President since March 2008	and of each of the investment companies served by The Vanguard Group since 2008;
152 Vanguard Funds Overseen	Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group
(1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
152 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	George U. Sauter
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Connect with Vanguard, Vanguard ETF, and
the ship logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone for People
With Hearing Impairment > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
This material may be used in conjunction	and searching for “proxy voting guidelines,” or by
with the offering of shares of any Vanguard	calling Vanguard at 800-662-2739. The guidelines are
fund only if preceded or accompanied by	also available from the SEC’s website, www.sec.gov.
the fund’s current prospectus.	In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q8282 042008

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)  Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS
BY:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: April 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS
BY:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: : April 18, 2008

VANGUARD WORLD FUNDS
BY:	(signature)
(HEIDI STAM)
THOMAS J. HIGGINS*
TREASURER

Date: : April 18, 2008

*By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by Reference.